UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22019
First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Consumer Discretionary
AlphaDEX® Fund
FXD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$67	0.64%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.85% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Consumer Discretionary Index, which returned 7.52% for the same Period.
During the Period, investments in the Specialty Retail industry received the greatest allocation of any industry with an average weight of 18.4% and contributed 2.7% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 1.9%, investments in the Distributors industry contributed –0.6% to the Fund’s overall return, which was the most negative return contribution of any industry.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Consumer Discretionary AlphaDEX® Fund	8.85%	3.55%	7.77%
StrataQuant® Consumer Discretionary Index	9.50%	4.16%	8.43%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Consumer Discretionary Index	7.52%	6.81%	12.62%
Russell 1000® Consumer Discretionary Index	2.33%	5.76%	12.68%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$269,173,641
Total number of portfolio holdings	114
Total advisory fee paid	$1,464,185
Portfolio turnover rate	85%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Fox Corp., Class A	1.7%
Dillard’s, Inc., Class A	1.7%
Mattel, Inc.	1.6%
Lyft, Inc., Class A	1.6%
Gap (The), Inc.	1.6%
SharkNinja, Inc.	1.6%
Lithia Motors, Inc.	1.6%
Macy’s, Inc.	1.6%
Lululemon Athletica, Inc.	1.6%
Sirius XM Holdings, Inc.	1.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Discretionary Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (“FXD”). Neither FTP, the Trust, nor FXD is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXD particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXD or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXD into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXD to be issued or in the determination or calculation of the equation by which FXD is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXD. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

First Trust Consumer Staples
AlphaDEX® Fund
FXG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$66	0.64%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.71% during the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Consumer Staples Index, which returned 10.32% for the same Period.
During the Period, investments in the Food Products industry received the greatest allocation of any industry with an average weight of 48.6% and contributed –1.3% to the Fund’s overall return, which was the most negative return contribution of any industry. With an average weight of 18.1%, investments in the Beverages industry contributed 2.4% to the Fund’s overall return, which was the greatest return contribution of any industry.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Consumer Staples AlphaDEX® Fund	4.71%	4.75%	4.60%
StrataQuant® Consumer Staples Index	4.69%	5.23%	5.18%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Consumer Staples Index	10.32%	7.69%	8.22%
Russell 1000® Consumer Staples Index	12.63%	6.73%	6.64%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$229,274,437
Total number of portfolio holdings	42
Total advisory fee paid	$1,267,678
Portfolio turnover rate	95%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
JBS N.V., Class A	4.8%
Smithfield Foods, Inc.	4.4%
Ingredion, Inc.	4.3%
General Mills, Inc.	4.2%
McCormick & Co., Inc.	4.1%
Freshpet, Inc.	4.1%
Seaboard Corp.	4.0%
Pilgrim’s Pride Corp.	4.0%
Casey’s General Stores, Inc.	3.6%
Post Holdings, Inc.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Staples Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Staples AlphaDEX® Fund (“FXG”). Neither FTP, the Trust, nor FXG is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXG particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXG or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXG into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXG to be issued or in the determination or calculation of the equation by which FXG is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXG. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Consumer Staples AlphaDEX® Fund (FXG)

First Trust Energy AlphaDEX® Fund
FXN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$75	0.62%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 43.00% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Energy Index, which returned 41.17% for the same Period.
During the Period, investments in the Oil, Gas & Consumable Fuels industry received the greatest allocation of any industry with an average weight of 80.4% and contributed 32.7% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 0.1%, investments in the Electrical Equipment industry contributed –0.2% to the Fund’s overall return, which was the most negative contribution of any industry.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Energy AlphaDEX® Fund	43.00%	19.30%	6.72%
StrataQuant® Energy Index	44.02%	20.13%	7.43%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Energy Index	41.17%	23.99%	10.16%
Russell 1000® Energy Index	40.15%	22.92%	9.82%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$379,138,406
Total number of portfolio holdings	40
Total advisory fee paid	$2,620,187
Portfolio turnover rate	77%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HF Sinclair Corp.	5.7%
APA Corp.	5.0%
Devon Energy Corp.	4.8%
Range Resources Corp.	4.7%
Expand Energy Corp.	4.5%
Antero Resources Corp.	4.5%
EQT Corp.	4.4%
Chord Energy Corp.	3.7%
Ovintiv, Inc.	3.6%
ConocoPhillips	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Energy Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Energy AlphaDEX® Fund (“FXN”). Neither FTP, the Trust, nor FXN is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXN particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXN or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXN into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXN to be issued or in the determination or calculation of the equation by which FXN is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXN. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Energy AlphaDEX® Fund (FXN)

First Trust Financials AlphaDEX® Fund
FXO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$66	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.93% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Financials Index, which returned 10.52% for the same Period.
During the Period, investments in the Insurance industry received the greatest allocation of any industry with an average weight of 34.2% and contributed 6.2% to the Fund’s overall return. With an average weight of 27.6%, investments in the Banks industry contributed 8.0% to the Fund’s overall return, which was the greatest return contribution of any industry. No industry had a negative contribution to overall Fund return.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Financials AlphaDEX® Fund	17.93%	11.37%	13.17%
StrataQuant® Financials Index	18.73%	12.07%	13.92%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Financials Index	10.52%	11.27%	13.68%
Russell 1000® Financials Index	12.45%	13.05%	15.40%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,128,685,877
Total number of portfolio holdings	106
Total advisory fee paid	$8,561,297
Portfolio turnover rate	70%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
MarketAxess Holdings, Inc.	2.3%
Lincoln National Corp.	2.0%
FactSet Research Systems, Inc.	1.8%
Travelers (The) Cos., Inc.	1.8%
Allstate (The) Corp.	1.7%
First American Financial Corp.	1.7%
Central BanCo, Inc.	1.7%
Hartford Insurance Group (The), Inc.	1.7%
MGIC Investment Corp.	1.7%
American International Group, Inc.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Financials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Financials AlphaDEX® Fund (“FXO”). Neither FTP, the Trust, nor FXO is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXO particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXO or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXO into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXO to be issued or in the determination or calculation of the equation by which FXO is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXO. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Financials AlphaDEX® Fund (FXO)

First Trust Health Care AlphaDEX® Fund
FXH | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$71	0.62%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 29.63% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Health Care Index, which returned 26.92% for the same Period.
During the Period, investments in the Biotechnology industry received the greatest allocation of any industry with an average weight of 26.4% and contributed 10.1% to the Fund’s overall return. With an average weight of 25.0%, investments in the Health Care Providers & Services industry contributed 12.4% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 2.0%, investments in the Health Care Technology industry contributed –0.9% to the Fund’s overall return, which was the most negative return contribution of any industry.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Health Care AlphaDEX® Fund	29.63%	1.19%	7.72%
StrataQuant® Health Care Index	30.52%	1.81%	8.41%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Health Care Index	26.92%	6.02%	9.97%
Russell 1000® Health Care Index	26.59%	5.25%	9.94%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXH for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,054,221,358
Total number of portfolio holdings	75
Total advisory fee paid	$4,569,417
Portfolio turnover rate	124%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Regeneron Pharmaceuticals, Inc.	2.8%
Universal Health Services, Inc., Class B	2.6%
Solventum Corp.	2.5%
Boston Scientific Corp.	2.5%
Zimmer Biomet Holdings, Inc.	2.5%
Guardant Health, Inc.	2.4%
DaVita, Inc.	2.4%
Pfizer, Inc.	2.4%
Tenet Healthcare Corp.	2.3%
Cigna Group (The)	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Health Care Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Health Care AlphaDEX® Fund (“FXH”). Neither FTP, the Trust, nor FXH is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXH particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXH or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXH into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXH to be issued or in the determination or calculation of the equation by which FXH is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXH. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Health Care AlphaDEX® Fund (FXH)

First Trust Industrials/Producer Durables
AlphaDEX® Fund
FXR | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$67	0.62%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.16% during the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Industrials Index, which returned 19.86% for the same Period.
During the Period, investments in the Machinery industry received the greatest allocation of any industry with an average weight of 14.6% and contributed 3.6% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 8.3%, investments in the Financial Services industry contributed –1.6% to the Fund’s overall return, which was the most negative return contribution of any industry.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Industrials/Producer Durables AlphaDEX® Fund	15.16%	9.04%	12.72%
StrataQuant® Industrials Index	15.77%	9.74%	13.48%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Industrials Index	19.86%	13.49%	13.67%
Russell 1000® Industrials Index	14.52%	8.98%	11.89%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$741,607,839
Total number of portfolio holdings	157
Total advisory fee paid	$5,684,364
Portfolio turnover rate	74%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Accenture PLC, Class A	1.5%
PayPal Holdings, Inc.	1.5%
Genpact Ltd.	1.4%
ADT, Inc.	1.3%
Fidelity National Information Services, Inc.	1.3%
Vontier Corp.	1.2%
Fiserv, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Graphic Packaging Holding Co.	1.1%
Mohawk Industries, Inc.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Industrials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Industrials/Producer Durables AlphaDEX® Fund (“FXR”). Neither FTP, the Trust, nor FXR is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXR particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXR or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXR into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXR to be issued or in the determination or calculation of the equation by which FXR is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXR. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

First Trust Materials AlphaDEX® Fund
FXZ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$75	0.64%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 35.49% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Materials Index, which returned 15.32% for the same Period.
During the Period, investments in the Chemicals industry received the greatest allocation of any industry, with an average weight of 40.9%, and contributed 4.7% to the Fund’s overall return. With an average weight of 37.1%, investments in the Metals & Mining industry contributed 20.8% to the Fund’s overall return, which was the greatest return contribution of any industry. No industry had a negative contribution to overall Fund return.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Materials AlphaDEX® Fund	35.49%	7.58%	10.08%
StrataQuant® Materials Index	36.33%	8.28%	10.83%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Materials Index	15.32%	5.53%	9.64%
Russell 1000® Basic Materials Index	25.52%	7.91%	10.77%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$368,177,305
Total number of portfolio holdings	41
Total advisory fee paid	$1,483,638
Portfolio turnover rate	73%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
CF Industries Holdings, Inc.	5.6%
Steel Dynamics, Inc.	5.3%
Newmont Corp.	4.9%
Anglogold Ashanti PLC	4.8%
Coeur Mining, Inc.	4.4%
Alcoa Corp.	4.2%
Nucor Corp.	3.9%
Mueller Industries, Inc.	3.7%
Eastman Chemical Co.	3.6%
Mosaic (The) Co.	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Materials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Materials AlphaDEX® Fund (“FXZ”). Neither FTP, the Trust, nor FXZ is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXZ particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXZ or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXZ into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXZ to be issued or in the determination or calculation of the equation by which FXZ is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXZ. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Materials AlphaDEX® Fund (FXZ)

First Trust Technology AlphaDEX® Fund
FXL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$69	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.65% during the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 26.22% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry with an average weight of 29.0% and contributed 23.8% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 8.3%, investments in the Professional Services industry contributed -2.4% to the Fund’s overall return, which was the most negative return contribution of any industry.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Technology AlphaDEX® Fund	24.65%	9.95%	19.42%
StrataQuant Technology® Index	25.38%	10.55%	20.06%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Information Technology Index	26.22%	20.39%	25.21%
Russell 1000® Technology Index	26.91%	19.59%	25.06%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$2,569,937,525
Total number of portfolio holdings	112
Total advisory fee paid	$7,736,247
Portfolio turnover rate	112%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.4%
EPAM Systems, Inc.	2.2%
PTC, Inc.	2.0%
Leidos Holdings, Inc.	1.9%
Zoom Communications, Inc.	1.8%
Amdocs Ltd.	1.8%
Adobe, Inc.	1.6%
Dell Technologies, Inc., Class C	1.6%
RingCentral, Inc., Class A	1.4%
Western Digital Corp.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Technology Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Technology AlphaDEX® Fund (“FXL”). Neither FTP, the Trust, nor FXL is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXL particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXL or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXL into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXL to be issued or in the determination or calculation of the equation by which FXL is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXL. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Technology AlphaDEX® Fund (FXL)

First Trust Utilities AlphaDEX® Fund
FXU | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$65	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.49% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Utilities Index, which returned 6.41% for the same Period.
During the Period, investments in the Electric Utilities industry received the greatest allocation of any industry with an average weight of 50.3% and contributed 7.8% to the Fund's overall return, which was the greatest return contribution of any industry. No industry had a negative contribution to overall Fund return.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Utilities AlphaDEX® Fund	11.49%	12.09%	8.72%
StrataQuant® Utilities Index	12.23%	12.88%	9.45%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Utilities Index	6.41%	9.41%	8.94%
Russell 1000® Utilities Index	5.60%	9.72%	8.30%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FXU for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$831,047,490
Total number of portfolio holdings	42
Total advisory fee paid	$6,459,969
Portfolio turnover rate	42%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
National Fuel Gas Co.	4.5%
UGI Corp.	4.4%
PG&E Corp.	4.4%
AES (The) Corp.	4.2%
Eversource Energy	4.2%
Edison International	4.2%
Consolidated Edison, Inc.	4.2%
Exelon Corp.	4.2%
Essential Utilities, Inc.	3.5%
Duke Energy Corp.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Utilities Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Utilities AlphaDEX® Fund (“FXU”). Neither FTP, the Trust, nor FXU is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXU particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXU or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXU into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXU to be issued or in the determination or calculation of the equation by which FXU is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXU. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Utilities AlphaDEX® Fund (FXU)

First Trust Large Cap Core
AlphaDEX® Fund
FEX | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$64	0.57%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.01% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 19.56% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector with an average weight of 17.1%, and contributed 4.5% to the Fund’s overall return. With an average weight of 15.1%, investments in the Information Technology sector contributed 7.9% to the Fund’s overall return, which was the greatest contribution of any sector. With an average weight of 4.4%, investments in the Communication Services sector contributed -0.5% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Large Cap Core AlphaDEX® Fund	23.01%	10.83%	12.67%
Nasdaq AlphaDEX Large Cap CoreTM Index	23.75%	11.49%	13.36%
Nasdaq US 500 Large CapTM Index	17.80%	12.35%	15.04%
S&P 500® Index	19.56%	12.86%	15.08%
Visit  www.ftportfolios.com/etf/FEX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,565,948,975
Total number of portfolio holdings	377
Total advisory fee paid	$7,167,515
Portfolio turnover rate	92%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	0.6%
Accenture PLC, Class A	0.6%
PayPal Holdings, Inc.	0.6%
Regeneron Pharmaceuticals, Inc.	0.6%
ConocoPhillips	0.5%
Global Payments, Inc.	0.5%
Fidelity National Information Services, Inc.	0.5%
EOG Resources, Inc.	0.5%
Travelers (The) Cos., Inc.	0.5%
AT&T, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Core AlphaDEX® Fund (FEX)

First Trust Mid Cap Core AlphaDEX® Fund
FNX | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$64(1)	0.57%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.25% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P MidCap 400® Index, which returned 20.92% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 20.6%, which contributed 4.8% to Fund’s overall return, which was the greatest of any sector. With an average weight of 4.1%, investments in the Consumer Staples sector contributed -0.3% to the Fund’s overall return, which was the most negative return contribution of any sector.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Mid Cap Core AlphaDEX® Fund	23.25%	8.86%	11.72%
Nasdaq AlphaDEX Mid Cap CoreTM Index	24.01%	9.54%	12.43%
Nasdaq US 600 Mid CapTM Index	21.51%	6.75%	10.78%
S&P MidCap 400® Index	20.92%	8.47%	10.91%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FNX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,374,486,934
Total number of portfolio holdings	452
Total advisory fee paid	$6,226,984
Portfolio turnover rate	100%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
EPAM Systems, Inc.	0.5%
Lithia Motors, Inc.	0.5%
HF Sinclair Corp.	0.5%
Genpact Ltd.	0.5%
SM Energy Co.	0.5%
Ovintiv, Inc.	0.4%
ADT, Inc.	0.4%
Permian Resources Corp., Class A	0.4%
CF Industries Holdings, Inc.	0.4%
Asbury Automotive Group, Inc.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Core AlphaDEX® Fund (FNX)

First Trust Small Cap Core
AlphaDEX® Fund
FYX | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$70	0.57%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 45.58% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P SmallCap 600® Index, which returned 33.64% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 19.5%, which contributed 6.2% to the Fund’s overall return. With an average weight of 13.7%, investments in the Health Care sector contributed 8.1% to the Fund’s overall return, which was the greatest of any sector. No sector represented a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Small Cap Core AlphaDEX® Fund	45.58%	10.49%	12.39%
Nasdaq AlphaDEX Small Cap CoreTM Index	46.60%	11.23%	13.14%
Nasdaq US 700 Small CapTM Index	36.82%	7.73%	11.70%
S&P SmallCap 600® Index	33.64%	7.48%	10.75%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FYX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,376,674,389
Total number of portfolio holdings	527
Total advisory fee paid	$5,256,295
Portfolio turnover rate	102%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
CBIZ, Inc.	0.5%
Everforth, Inc.	0.5%
PBF Energy, Inc., Class A	0.5%
Par Pacific Holdings, Inc.	0.5%
CONMED Corp.	0.5%
Dorian LPG Ltd.	0.4%
DXC Technology Co.	0.4%
International Seaways, Inc.	0.4%
Korn Ferry	0.4%
Acadian Asset Management, Inc.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Core AlphaDEX® Fund (FYX)

First Trust Large Cap Value
AlphaDEX® Fund
FTA | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$66	0.57%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.11% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Value Index, which returned 19.71% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 21.4% and contributed 4.9% to the Fund’s overall return. With an average weight of 11.4%, investments in the Health Care sector contributed 5.7% to the Fund’s overall return, which was the greatest of any sector. No sector contributed a negative return to the Fund’s overall return.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Large Cap Value AlphaDEX® Fund	30.11%	11.16%	11.34%
Nasdaq AlphaDEX Large Cap ValueTM Index	30.95%	11.84%	12.05%
Nasdaq US 500 Large Cap ValueTM Index	28.48%	11.46%	12.56%
S&P 500® Index	19.56%	12.86%	15.08%
S&P 500® Value Index	19.71%	11.57%	11.84%
Visit  www.ftportfolios.com/etf/FTA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,398,022,182
Total number of portfolio holdings	189
Total advisory fee paid	$6,147,891
Portfolio turnover rate	83%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	1.2%
Accenture PLC, Class A	1.1%
PayPal Holdings, Inc.	1.1%
ConocoPhillips	1.0%
Global Payments, Inc.	1.0%
General Motors Co.	1.0%
Fidelity National Information Services, Inc.	1.0%
EOG Resources, Inc.	1.0%
Travelers (The) Cos., Inc.	1.0%
AT&T, Inc.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Value AlphaDEX® Fund (FTA)

First Trust Large Cap Growth
AlphaDEX® Fund
FTC | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$61	0.57%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.88% during the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Growth Index, which returned 19.42% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 25.9%, and contributed 9.9% to the Fund’s overall return. Investments in the Communication Services, with an average weight of 4.8%, contributed -1.2% to the Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Large Cap Growth AlphaDEX® Fund	12.88%	9.80%	13.59%
Nasdaq AlphaDEX Large Cap GrowthTM Index	13.55%	10.45%	14.28%
Nasdaq US 500 Large Cap GrowthTM Index	13.98%	12.62%	16.76%
S&P 500® Index	19.56%	12.86%	15.08%
S&P 500® Growth Index	19.42%	13.32%	17.40%
Visit  www.ftportfolios.com/etf/FTC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,318,673,505
Total number of portfolio holdings	189
Total advisory fee paid	$6,343,316
Portfolio turnover rate	113%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Incyte Corp.	1.0%
Fortinet, Inc.	1.0%
Datadog, Inc., Class A	1.0%
eBay, Inc.	1.0%
Interactive Brokers Group, Inc., Class A	1.0%
Morgan Stanley	1.0%
EMCOR Group, Inc.	0.9%
Cincinnati Financial Corp.	0.9%
United Rentals, Inc.	0.9%
Ross Stores, Inc.	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Growth AlphaDEX® Fund (FTC)

First Trust Multi Cap Value
AlphaDEX® Fund
FAB | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$75(1)	0.65%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.17% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P Composite 1500® Value Index, which returned 20.19% for the same Period.
During the Period, the average allocation to the Financials sector was 22.7%, the greatest of any sector, and contributed 5.8% to the Fund’s overall return. With an average weight of 11.5%, investments in the Energy sector contributed 6.0% to the Fund’s overall return, the greatest contribution to the Fund’s overall return. No sector represented a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Multi Cap Value AlphaDEX® Fund	30.17%	10.20%	10.83%
Nasdaq AlphaDEX Multi Cap ValueTM Index	31.11%	10.95%	11.62%
Nasdaq US Multi Cap ValueTM Index	28.66%	11.13%	12.33%
S&P Composite 1500® Index	19.97%	12.48%	14.72%
S&P Composite 1500® Value Index	20.19%	11.36%	11.73%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FAB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$168,465,133
Total number of portfolio holdings	676
Total advisory fee paid	$649,600
Portfolio turnover rate	85%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	0.6%
Accenture PLC, Class A	0.6%
PayPal Holdings, Inc.	0.6%
Global Payments, Inc.	0.5%
ConocoPhillips	0.5%
General Motors Co.	0.5%
Fidelity National Information Services, Inc.	0.5%
EOG Resources, Inc.	0.5%
Travelers (The) Cos., Inc.	0.5%
AT&T, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Multi Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Multi Cap Value AlphaDEX® Fund (FAB)

First Trust Multi Cap Growth
AlphaDEX® Fund
FAD | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$66(1)	0.59%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.09% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P Composite 1500® Growth Index, which returned 19.78% for the same Period.
During the Period, the Fund’s greatest allocation was to the Industrials sector. The Industrials sector received an average allocation of 25.2% and contributed 6.4% to the Fund’s overall return. With an average weight of 21.1%, investments in the Information Technology sector contributed 9.0% to the Fund’s overall return, the greatest contribution of the Fund’s overall return. With an average weight of 1.7%, investments in the Utilities sector contributed -0.3% to the Fund’s overall return, the most negative contribution of any sector.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Multi Cap Growth AlphaDEX® Fund	22.09%	9.34%	13.57%
Nasdaq AlphaDEX Multi Cap GrowthTM Index	22.86%	10.05%	14.33%
Nasdaq US Multi Cap GrowthTM Index	14.38%	11.92%	16.18%
S&P Composite 1500® Index	19.97%	12.48%	14.72%
S&P Composite 1500® Growth Index	19.78%	12.86%	16.87%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FAD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$577,445,793
Total number of portfolio holdings	678
Total advisory fee paid	$2,079,056
Portfolio turnover rate	106%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Incyte Corp.	0.5%
Fortinet, Inc.	0.5%
Datadog, Inc., Class A	0.5%
eBay, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
Morgan Stanley	0.5%
EMCOR Group, Inc.	0.5%
Cincinnati Financial Corp.	0.5%
United Rentals, Inc.	0.5%
Ross Stores, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Multi Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

First Trust Mid Cap Value AlphaDEX® Fund
FNK | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$79(1)	0.71%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.53% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P MidCap 400® Value Index, which returned 20.77% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 24.4%, and contributed 6.2% to the Fund’s overall return, which was the greatest of any sector. Investments in the Consumer Staples sector, with an average weight of 6.0%, contributed -0.1% to the Fund’s overall return, which was the most negative return contribution of any sector.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Mid Cap Value AlphaDEX® Fund	22.53%	9.06%	9.76%
Nasdaq AlphaDEX Mid Cap ValueTM Index	23.46%	9.88%	10.59%
Nasdaq US 600 Mid Cap ValueTM Index	28.24%	9.55%	10.44%
S&P MidCap 400® Value Index	20.77%	9.25%	10.55%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FNK for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$228,068,181
Total number of portfolio holdings	227
Total advisory fee paid	$1,450,052
Portfolio turnover rate	104%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
EPAM Systems, Inc.	0.9%
Lithia Motors, Inc.	0.9%
HF Sinclair Corp.	0.9%
Genpact Ltd.	0.9%
SM Energy Co.	0.9%
Ovintiv, Inc.	0.8%
ADT, Inc.	0.8%
Permian Resources Corp., Class A	0.8%
CF Industries Holdings, Inc.	0.8%
Asbury Automotive Group, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNK to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Value AlphaDEX® Fund (FNK)

First Trust Mid Cap Growth
AlphaDEX® Fund
FNY | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$79(1)	0.71%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.30% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P MidCap 400® Growth Index, which returned 21.18% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 26.7%, and contributed 6.3% to the Fund’s overall return, which was the greatest of any sector. Investments in the Consumer Staples sector, with an average weight of 1.7%, contributed -0.8% to Fund’s overall return, which was the most negative contribution of any sector.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Mid Cap Growth AlphaDEX® Fund	21.30%	7.03%	12.86%
Nasdaq AlphaDEX Mid Cap GrowthTM Index	22.16%	7.82%	13.69%
Nasdaq US 600 Mid Cap GrowthTM Index	14.88%	3.64%	10.48%
S&P MidCap 400® Growth Index	21.18%	7.57%	10.96%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FNY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$577,587,332
Total number of portfolio holdings	227
Total advisory fee paid	$3,450,038
Portfolio turnover rate	135%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Etsy, Inc.	0.9%
Guardant Health, Inc.	0.9%
PACS Group, Inc.	0.9%
Victoria’s Secret & Co.	0.8%
Amneal Pharmaceuticals, Inc.	0.8%
Enova International, Inc.	0.8%
Corcept Therapeutics, Inc.	0.8%
IES Holdings, Inc.	0.8%
Tutor Perini Corp.	0.8%
Coca-Cola Consolidated, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

First Trust Small Cap Value
AlphaDEX® Fund
FYT | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$86	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 42.37% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P SmallCap 600® Value Index, which returned 37.16% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector with an average weight of 23.6% and contributed 7.3% to the Fund’s overall return. With an average weight of 11.5%, investments in the Energy sector contributed 9.7% to the Fund’s overall return, which was the greatest return contribution of any sector. No sector represented a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Small Cap Value AlphaDEX® Fund	42.37%	9.11%	10.68%
Nasdaq AlphaDEX Small Cap ValueTM Index	43.59%	10.01%	11.54%
Nasdaq US 700 Small Cap ValueTM Index	34.02%	7.51%	10.53%
S&P SmallCap 600® Value Index	37.16%	8.14%	10.19%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FYT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$194,555,801
Total number of portfolio holdings	264
Total advisory fee paid	$1,089,872
Portfolio turnover rate	110%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
CBIZ, Inc.	1.1%
Everforth, Inc.	1.0%
PBF Energy, Inc., Class A	1.0%
Par Pacific Holdings, Inc.	0.9%
CONMED Corp.	0.9%
Dorian LPG Ltd.	0.8%
DXC Technology Co.	0.8%
International Seaways, Inc.	0.8%
PVH Corp.	0.7%
Adient PLC	0.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Value AlphaDEX® Fund (FYT)

First Trust Small Cap Growth
AlphaDEX® Fund
FYC | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$87	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 48.72% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P SmallCap 600® Growth Index, which returned 30.43% for the same Period.
During the Period, the Health Care sector received the greatest allocation of any sector, with an average weight of 24.0%, and contributed 15.1% to the Fund’s return, the largest positive contribution of any sector. No sector represented a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Small Cap Growth AlphaDEX® Fund	48.72%	11.24%	13.92%
Nasdaq AlphaDEX Small Cap GrowthTM Index	49.94%	12.10%	14.81%
Nasdaq US 700 Small Cap GrowthTM Index	39.41%	7.71%	12.58%
S&P SmallCap 600® Growth Index	30.43%	6.69%	11.13%
Russell 3000® Index	19.60%	11.82%	14.56%
Visit  www.ftportfolios.com/etf/FYC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,321,993,861
Total number of portfolio holdings	266
Total advisory fee paid	$5,962,456
Portfolio turnover rate	127%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Acadian Asset Management, Inc.	0.8%
Chefs’ Warehouse (The), Inc.	0.8%
RingCentral, Inc., Class A	0.8%
Precigen, Inc.	0.7%
First Advantage Corp.	0.7%
Oscar Health, Inc., Class A	0.7%
AtaiBeckley, Inc.	0.7%
National HealthCare Corp.	0.7%
Liquidia Corp.	0.7%
NeoGenomics, Inc.	0.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded AlphaDEX® Fund (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $400,000 for the fiscal year ended 2025 and $400,000 for the fiscal year ended 2026.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $175,171 for the fiscal year ended 2025 and $192,685 for the fiscal year ended 2026.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2025 were $175,171 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor; and for the fiscal year ended 2026 were $192,685 for the Registrant, $13,020 for the Registrant’s investment advisor and $14,940 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund
Annual Financial Statements and Other Information
For the Year Ended July 31, 2026
AlphaDEX® Sector Funds
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Annual Financial Statements and Other Information
July 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobile Components — 4.2%
37,624	Aptiv PLC (a)	$2,124,627
24,240	BorgWarner, Inc.	1,545,058
159,234	Gentex Corp.	3,719,706
30,015	Lear Corp.	3,921,160
		11,310,551
	Automobiles — 3.1%
41,763	General Motors Co.	3,711,060
44,368	Rivian Automotive, Inc., Class A (a)	675,281
53,537	Thor Industries, Inc.	4,013,669
		8,400,010
	Broadline Retail — 7.6%
6,753	Amazon.com, Inc. (a)	1,833,980
7,615	Dillard’s, Inc., Class A	4,480,209
28,806	eBay, Inc.	3,284,172
42,733	Etsy, Inc. (a)	3,490,431
170,863	Macy’s, Inc.	4,240,820
41,871	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,076,262
		20,405,874
	Commercial Services & Supplies — 1.2%
114,192	Copart, Inc. (a)	3,325,271
	Consumer Staples Distribution & Retail — 3.8%
18,454	BJ’s Wholesale Club Holdings, Inc. (a)	1,804,432
823	Costco Wholesale Corp.	783,405
20,062	Dollar General Corp.	2,548,877
13,307	Dollar Tree, Inc. (a)	1,692,784
17,681	Target Corp.	2,554,728
6,797	Walmart, Inc.	755,826
		10,140,052
	Distributors — 1.5%
152,823	LKQ Corp.	3,430,877
3,582	Pool Corp.	665,213
		4,096,090
	Diversified Consumer Services — 4.3%
22,708	Bright Horizons Family Solutions, Inc. (a)	1,692,654
27,987	Duolingo, Inc. (a)	3,772,928
16,137	Grand Canyon Education, Inc. (a)	2,345,352
84,534	H&R Block, Inc.	3,722,032
		11,532,966
Shares	Description	Value

	Entertainment — 3.4%
17,580	Live Nation Entertainment, Inc. (a)	$3,061,205
5,747	Madison Square Garden Sports Corp. (a)	2,262,479
3,079	Take-Two Interactive Software, Inc. (a)	747,951
33,445	Walt Disney (The) Co.	3,217,075
		9,288,710
	Ground Transportation — 3.7%
5,207	Avis Budget Group, Inc. (a)	715,650
275,416	Lyft, Inc., Class A (a)	4,368,098
32,003	Uber Technologies, Inc. (a)	2,251,731
40,023	U-Haul Holding Co.	2,504,639
		9,840,118
	Hotels, Restaurants & Leisure — 14.4%
5,379	Airbnb, Inc., Class A (a)	815,026
45,555	Boyd Gaming Corp.	3,874,908
76,519	Caesars Entertainment, Inc. (a)	2,276,440
112,673	Carnival Corp., Ltd.	3,133,436
9,809	Cava Group, Inc. (a)	639,841
17,956	Churchill Downs, Inc.	1,513,691
3,737	Darden Restaurants, Inc.	760,779
2,600	Domino’s Pizza, Inc.	903,344
30,474	DraftKings, Inc., Class A (a)	715,530
32,159	Dutch Bros, Inc., Class A (a)	2,117,027
6,290	Expedia Group, Inc.	1,853,915
7,534	Flutter Entertainment PLC (a)	787,077
2,329	Hilton Worldwide Holdings, Inc.	746,421
16,607	Hyatt Hotels Corp., Class A	2,890,614
4,343	Marriott International, Inc., Class A	1,619,201
76,245	Norwegian Cruise Line Holdings Ltd. (a)	1,412,820
10,616	Restaurant Brands International, Inc.	785,796
5,069	Royal Caribbean Cruises Ltd.	1,613,463
15,750	Starbucks Corp.	1,657,688
11,951	Texas Roadhouse, Inc.	2,455,213
30,215	Travel + Leisure Co.	2,296,944
38,443	Viking Holdings Ltd. (a)	4,011,527
		38,880,701
	Household Durables — 9.6%
19,763	D.R. Horton, Inc.	2,827,295
6,776	Garmin Ltd.	1,990,653
35,574	Lennar Corp., Class A	2,929,519
339	NVR, Inc. (a)	2,083,850
29,326	PulteGroup, Inc.	3,708,859
26,426	SharkNinja, Inc. (a)	4,274,934
20,530	Somnigroup International, Inc.	1,341,225
See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
24,424	Toll Brothers, Inc.	$3,563,217
81,661	Whirlpool Corp.	3,062,288
		25,781,840
	Leisure Products — 2.5%
9,320	Hasbro, Inc.	875,521
289,901	Mattel, Inc. (a)	4,374,606
32,476	YETI Holdings, Inc. (a)	1,589,375
		6,839,502
	Media — 6.9%
77,144	Fox Corp., Class A	4,492,095
11,000	New York Times (The) Co., Class A	823,790
64,822	News Corp., Class A	1,786,494
9,012	Nexstar Media Group, Inc.	1,717,056
136,216	Sirius XM Holdings, Inc.	4,034,718
89,023	Trade Desk (The), Inc., Class A (a)	1,605,975
111,742	Versant Media Group, Inc.	4,021,595
		18,481,723
	Passenger Airlines — 6.4%
61,668	Alaska Air Group, Inc. (a)	2,926,147
222,680	American Airlines Group, Inc. (a)	3,400,324
42,962	Delta Air Lines, Inc.	3,756,597
78,254	Southwest Airlines Co.	3,519,082
29,589	United Airlines Holdings, Inc. (a)	3,590,033
		17,192,183
	Specialty Retail — 18.4%
17,326	AutoNation, Inc. (a)	3,680,042
99,841	Bath & Body Works, Inc.	2,008,801
30,434	Best Buy Co., Inc.	2,625,237
5,081	Burlington Stores, Inc. (a)	1,872,247
30,432	CarMax, Inc. (a)	1,742,536
11,695	Carvana Co. (a)	729,300
7,096	Dick’s Sporting Goods, Inc.	1,390,177
8,952	Five Below, Inc. (a)	1,943,748
27,115	Floor & Decor Holdings, Inc., Class A (a)	1,561,011
145,791	GameStop Corp., Class A (a)	3,166,580
215,409	Gap (The), Inc.	4,327,567
11,081	Lithia Motors, Inc.	4,270,839
3,491	Lowe’s Cos., Inc.	725,465
4,286	Murphy USA, Inc.	2,604,859
17,989	Penske Automotive Group, Inc.	3,909,190
10,850	Ross Stores, Inc.	2,724,109
5,081	TJX (The) Cos., Inc.	799,445
73,057	Tractor Supply Co.	2,247,964
Shares	Description	Value

	Specialty Retail (Continued)
5,121	Ulta Beauty, Inc. (a)	$2,626,202
58,405	Valvoline, Inc. (a)	2,243,336
9,907	Williams-Sonoma, Inc.	2,265,335
		49,463,990
	Textiles, Apparel & Luxury Goods — 8.6%
22,748	Amer Sports, Inc. (a)	807,782
53,668	Birkenstock Holding PLC (a) (b)	2,078,025
37,356	Columbia Sportswear Co.	2,218,199
32,421	Deckers Outdoor Corp. (a)	3,140,947
35,241	Lululemon Athletica, Inc. (a)	4,189,098
18,752	NIKE, Inc., Class B	782,146
43,349	PVH Corp.	3,756,624
8,019	Ralph Lauren Corp.	3,049,946
15,776	Tapestry, Inc.	2,403,789
46,150	VF Corp.	660,868
		23,087,424
	Trading Companies & Distributors — 0.2%
6,728	SiteOne Landscape Supply, Inc. (a)	635,392
	Total Common Stocks	268,702,397
	(Cost $257,075,988)
MONEY MARKET FUNDS — 0.3%
639,386	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	639,386
	(Cost $639,386)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$1,409,318	Daiwa Capital Markets America, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $1,409,746. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $1,437,504. (d)	1,409,318
	(Cost $1,409,318)

	Total Investments — 100.6%	270,751,101
	(Cost $259,124,692)
	Net Other Assets and Liabilities — (0.6)%	(1,577,460)
	Net Assets — 100.0%	$269,173,641

See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
July 31, 2026
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,305,755 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,409,318.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$268,702,397	$268,702,397	$—	$—
Money Market Funds	639,386	639,386	—	—
Repurchase Agreements	1,409,318	—	1,409,318	—
Total Investments	$270,751,101	$269,341,783	$1,409,318	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,305,755
Non-cash Collateral(2)	(1,305,755)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,409,318
Non-cash Collateral(4)	(1,409,318)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 15.4%
210,020	Brown-Forman Corp., Class B	$6,033,875
22,957	Coca-Cola (The) Co.	2,010,804
39,088	Coca-Cola Consolidated, Inc.	7,344,635
53,654	Constellation Brands, Inc., Class A	6,987,360
114,004	Keurig Dr Pepper, Inc.	3,547,804
77,639	Monster Beverage Corp. (a)	7,482,847
13,779	PepsiCo, Inc.	1,922,997
		35,330,322
	Chemicals — 0.8%
22,029	Corteva, Inc.	1,733,903
	Consumer Staples Distribution & Retail — 11.7%
275,783	Albertsons Cos., Inc., Class A	3,193,567
9,390	Casey’s General Stores, Inc.	8,178,690
67,195	Kroger (The) Co.	3,879,839
66,174	Sprouts Farmers Market, Inc. (a)	5,767,726
66,966	Sysco Corp.	5,708,182
		26,728,004
	Food Products — 56.9%
48,840	Archer-Daniels-Midland Co.	3,871,547
52,441	Bunge Global S.A.	5,570,808
335,101	Campbell’s (The) Co. (b)	7,365,520
277,218	Conagra Brands, Inc.	4,022,433
102,472	Darling Ingredients, Inc. (a)	6,213,902
157,787	Freshpet, Inc. (a)	9,394,638
268,057	General Mills, Inc.	9,583,038
150,336	Hormel Foods Corp.	3,759,903
98,494	Ingredion, Inc.	9,796,213
787,204	JBS N.V., Class A	11,036,600
129,621	Lamb Weston Holdings, Inc.	6,811,584
185,013	McCormick & Co., Inc.	9,417,162
32,256	Mondelez International, Inc., Class A	2,009,871
331,852	Pilgrim’s Pride Corp.	9,079,471
84,554	Post Holdings, Inc. (a)	7,729,081
2,090	Seaboard Corp.	9,223,713
384,517	Smithfield Foods, Inc.	10,012,823
97,765	Tyson Foods, Inc., Class A	5,666,459
		130,564,766
	Health Care Providers & Services — 4.9%
31,414	Cardinal Health, Inc.	7,226,163
18,035	CVS Health Corp.	1,883,395
2,469	McKesson Corp.	2,113,933
		11,223,491
	Household Products — 8.7%
19,258	Church & Dwight Co., Inc.	1,902,883
39,096	Clorox (The) Co.	3,734,841
Shares	Description	Value

	Household Products (Continued)
16,996	Kimberly-Clark Corp.	$1,857,833
38,168	Procter & Gamble (The) Co.	5,514,894
277,940	Reynolds Consumer Products, Inc.	6,931,823
		19,942,274
	Tobacco — 1.5%
51,860	Altria Group, Inc.	3,543,594
	Total Common Stocks	229,066,354
	(Cost $230,273,607)
MONEY MARKET FUNDS — 0.1%
300,643	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	300,643
	(Cost $300,643)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.0%
$6,800,373	Citigroup, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $6,802,436. Collateralized by U.S. Treasury Bond, interest rate of 3.63%, due 02/15/44. The value of the collateral including accrued interest is $6,936,382. (d)	6,800,373
	(Cost $6,800,373)

	Total Investments — 103.0%	236,167,370
	(Cost $237,374,623)
	Net Other Assets and Liabilities — (3.0)%	(6,892,933)
	Net Assets — 100.0%	$229,274,437

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,614,990 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,800,373.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$229,066,354	$229,066,354	$—	$—
Money Market Funds	300,643	300,643	—	—
Repurchase Agreements	6,800,373	—	6,800,373	—
Total Investments	$236,167,370	$229,366,997	$6,800,373	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,614,990
Non-cash Collateral(2)	(6,614,990)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,800,373
Non-cash Collateral(4)	(6,800,373)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Construction & Engineering — 0.6%
84,890	Solv Energy, Inc., Class A (a)	$2,413,423
	Electrical Equipment — 0.6%
24,248	Nextpower, Inc., Class A (a)	2,179,168
	Energy Equipment & Services — 12.8%
104,135	Baker Hughes Co.	6,299,126
255,363	Halliburton Co.	8,235,457
311,604	NOV, Inc.	6,054,466
186,485	SLB Ltd.	9,247,791
87,185	TechnipFMC PLC	6,247,677
141,830	Weatherford International PLC	12,451,255
		48,535,772
	Oil, Gas & Consumable Fuels — 82.5%
127,045	Antero Midstream Corp.	2,791,179
469,965	Antero Resources Corp. (a)	16,984,535
507,051	APA Corp.	18,923,143
12,100	Cheniere Energy, Inc.	3,189,197
52,309	Chevron Corp.	10,295,980
101,133	Chord Energy Corp.	14,197,051
111,203	ConocoPhillips	13,397,737
399,675	Devon Energy Corp.	18,037,333
32,877	Diamondback Energy, Inc.	6,672,387
19,709	DT Midstream, Inc.	2,719,842
89,101	EOG Resources, Inc.	13,248,428
310,588	EQT Corp.	16,551,235
181,097	Expand Energy Corp.	17,028,551
63,410	ExxonMobil Holdings Corp.	9,856,450
237,113	HF Sinclair Corp.	21,688,726
180,798	Kinder Morgan, Inc.	5,818,080
22,604	Marathon Petroleum Corp.	7,153,488
232,223	Matador Resources Co.	11,585,606
178,519	Occidental Petroleum Corp.	10,188,079
99,715	ONEOK, Inc.	9,055,119
219,567	Ovintiv, Inc.	13,714,155
627,912	Permian Resources Corp., Class A	13,380,805
51,280	Phillips 66	10,854,950
444,042	Range Resources Corp.	17,823,846
21,551	Targa Resources Corp.	5,826,744
6,612	Texas Pacific Land Corp.	2,661,859
33,292	Valero Energy Corp.	10,417,067
136,335	Viper Energy, Inc., Class A	6,081,904
38,886	Williams (The) Cos., Inc.	2,781,904
		312,925,380
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 3.3%
58,696	Enphase Energy, Inc. (a)	$2,203,448
48,986	First Solar, Inc. (a)	10,337,515
		12,540,963
	Total Common Stocks	378,594,706
	(Cost $396,322,703)
MONEY MARKET FUNDS — 0.2%
721,294	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	721,294
	(Cost $721,294)

	Total Investments — 100.0%	379,316,000
	(Cost $397,043,997)
	Net Other Assets and Liabilities — (0.0)%	(177,594)
	Net Assets — 100.0%	$379,138,406

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$378,594,706	$378,594,706	$—	$—
Money Market Funds	721,294	721,294	—	—
Total Investments	$379,316,000	$379,316,000	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 22.7%
118,862	Bank of America Corp.	$7,363,501
260,043	Bank OZK	13,340,206
48,768	BOK Financial Corp.	6,890,431
585,208	Central BanCo, Inc.	19,194,822
96,782	Citigroup, Inc.	12,818,776
48,329	Citizens Financial Group, Inc.	3,462,773
316,980	Columbia Banking System, Inc.	9,911,965
58,639	Commerce Bancshares, Inc.	3,475,533
21,916	Cullen/Frost Bankers, Inc.	3,645,507
26,233	East West Bancorp, Inc.	3,436,523
4,883	First Citizens BancShares, Inc., Class A	10,677,412
231,154	First Hawaiian, Inc.	6,423,770
396,225	First Horizon Corp.	10,159,209
709,937	FNB Corp.	13,417,809
190,998	Huntington Bancshares, Inc.	3,254,606
146,916	KeyCorp	3,318,832
42,684	M&T Bank Corp.	10,512,642
67,137	Pinnacle Financial Partners, Inc.	7,064,826
27,507	PNC Financial Services Group (The), Inc.	6,873,174
61,879	Popular, Inc.	10,841,820
139,110	Prosperity Bancshares, Inc.	10,415,166
336,397	Regions Financial Corp.	10,411,487
135,592	SouthState Bank Corp.	14,249,363
203,918	Truist Financial Corp.	10,571,109
112,132	U.S. Bancorp	7,065,437
81,955	Wells Fargo & Co.	7,085,010
164,789	Western Alliance Bancorp	13,263,867
42,140	Wintrust Financial Corp.	6,723,016
146,831	Zions Bancorp N.A.	10,234,121
		256,102,713
	Capital Markets — 23.7%
40,028	Affiliated Managers Group, Inc.	14,679,469
70,252	Bank of New York Mellon (The) Corp.	10,982,495
27,910	Cboe Global Markets, Inc.	8,658,519
19,836	Evercore, Inc., Class A	6,358,628
77,272	FactSet Research Systems, Inc.	20,337,990
203,571	Franklin Resources, Inc.	6,892,914
171,833	Hamilton Lane, Inc., Class A	15,277,672
50,495	Houlihan Lokey, Inc.	6,336,618
204,257	Interactive Brokers Group, Inc., Class A	17,972,574
27,507	Intercontinental Exchange, Inc.	4,194,267
203,265	Jefferies Financial Group, Inc.	11,098,269
80,744	Lazard, Inc.	3,421,931
12,022	LPL Financial Holdings, Inc.	4,252,181
156,653	MarketAxess Holdings, Inc.	25,424,782
86,820	Morningstar, Inc.	16,718,927
Shares	Description	Value

	Capital Markets (Continued)
42,964	Nasdaq, Inc.	$4,046,779
58,440	Northern Trust Corp.	10,647,184
22,274	Raymond James Financial, Inc.	3,919,779
33,770	Robinhood Markets, Inc., Class A (a)	2,923,131
9,294	S&P Global, Inc.	3,828,477
154,436	SEI Investments Co.	15,903,819
19,967	State Street Corp.	3,677,123
97,073	Stifel Financial Corp.	8,048,322
156,378	T. Rowe Price Group, Inc.	17,475,242
67,959	Tradeweb Markets, Inc., Class A	6,829,880
113,695	Virtu Financial, Inc., Class A	6,677,307
624,797	XP, Inc., Class A	10,659,037
		267,243,316
	Consumer Finance — 4.3%
294,791	Ally Financial, Inc.	12,773,294
21,273	Credit Acceptance Corp. (a)	12,102,422
222,168	OneMain Holdings, Inc.	13,903,274
391,642	SLM Corp.	10,180,734
		48,959,724
	Financial Services — 4.2%
35,529	Berkshire Hathaway, Inc., Class B (a)	18,174,505
118,281	Corebridge Financial, Inc.	3,689,184
630,447	MGIC Investment Corp.	18,938,628
1,478,778	UWM Holdings Corp. (b)	2,691,376
37,406	Voya Financial, Inc.	3,719,278
		47,212,971
	Insurance — 39.7%
57,764	Aflac, Inc.	7,363,755
74,719	Allstate (The) Corp.	19,731,793
24,199	American Financial Group, Inc.	3,429,482
238,543	American International Group, Inc.	18,744,709
183,171	Arch Capital Group Ltd. (a)	18,414,180
25,221	Assurant, Inc.	7,041,451
221,789	Assured Guaranty Ltd.	18,346,386
165,475	Axis Capital Holdings Ltd.	17,427,827
105,577	Brown & Brown, Inc.	7,432,621
39,753	Chubb Ltd.	13,940,582
96,028	Cincinnati Financial Corp.	17,062,255
278,659	CNA Financial Corp.	14,621,238
49,768	Everest Group Ltd.	18,620,697
143,613	Fidelity National Financial, Inc.	7,408,995
259,201	First American Financial Corp.	19,437,483
56,857	Globe Life, Inc.	10,362,188
63,262	Hanover Insurance Group (The), Inc.	14,716,639
134,158	Hartford Insurance Group (The), Inc.	19,038,362
30,803	Kinsale Capital Group, Inc.	10,978,805
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
502,931	Lincoln National Corp.	$22,938,683
89,737	Loews Corp.	10,410,389
5,202	Markel Group, Inc. (a)	9,791,933
331,027	Old Republic International Corp.	14,303,677
23,832	Primerica, Inc.	7,625,287
62,008	Progressive (The) Corp.	13,109,731
94,128	Prudential Financial, Inc.	11,491,146
47,775	Reinsurance Group of America, Inc.	11,315,509
56,101	RenaissanceRe Holdings Ltd.	17,951,198
114,657	RLI Corp.	7,021,595
53,855	Travelers (The) Cos., Inc.	20,161,158
37,880	Unum Group	3,261,847
48,013	W.R. Berkley Corp.	3,482,863
8,575	White Mountains Insurance Group Ltd.	17,988,035
38,869	Willis Towers Watson PLC	13,056,874
		448,029,373
	Mortgage REITs — 3.9%
1,242,716	AGNC Investment Corp. (b)	13,247,353
605,796	Annaly Capital Management, Inc.	13,763,685
1,442,556	Rithm Capital Corp.	14,252,453
206,740	Starwood Property Trust, Inc.	3,303,705
		44,567,196
	Professional Services — 1.4%
98,909	Broadridge Financial Solutions, Inc.	15,227,041
	Total Common Stocks	1,127,342,334
	(Cost $1,006,673,583)
MONEY MARKET FUNDS — 0.1%
1,513,575	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	1,513,575
	(Cost $1,513,575)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$4,922,465	Citigroup, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $4,923,958. Collateralized by U.S. Treasury Bond, interest rate of 3.63%, due 02/15/44. The value of the collateral including accrued interest is $5,020,916. (d)	$4,922,465
	(Cost $4,922,465)

	Total Investments — 100.5%	1,133,778,374
	(Cost $1,013,109,623)
	Net Other Assets and Liabilities — (0.5)%	(5,092,497)
	Net Assets — 100.0%	$1,128,685,877

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $4,677,286 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,922,465.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,127,342,334	$1,127,342,334	$—	$—
Money Market Funds	1,513,575	1,513,575	—	—
Repurchase Agreements	4,922,465	—	4,922,465	—
Total Investments	$1,133,778,374	$1,128,855,909	$4,922,465	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
July 31, 2026

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,677,286
Non-cash Collateral(2)	(4,677,286)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$4,922,465
Non-cash Collateral(4)	(4,922,465)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Biotechnology — 25.6%
35,418	AbbVie, Inc.	$8,887,793
12,306	Amgen, Inc.	4,739,779
218,700	Arrowhead Pharmaceuticals, Inc. (a)	18,512,955
66,838	Ascendis Pharma A/S (a)	16,302,457
66,298	Biogen, Inc. (a)	13,455,179
77,884	BioMarin Pharmaceutical, Inc. (a)	4,674,598
119,673	Bridgebio Pharma, Inc. (a)	9,584,611
263,275	Exelixis, Inc. (a)	13,961,473
113,383	Gilead Sciences, Inc.	14,763,600
227,756	Halozyme Therapeutics, Inc. (a)	18,798,980
157,253	Incyte Corp. (a)	18,794,878
180,662	Ionis Pharmaceuticals, Inc. (a)	9,352,872
16,600	Madrigal Pharmaceuticals, Inc. (a)	7,757,512
87,954	Natera, Inc. (a)	23,550,563
105,772	Neurocrine Biosciences, Inc. (a)	17,642,770
38,291	Regeneron Pharmaceuticals, Inc.	29,201,865
76,490	Revolution Medicines, Inc. (a)	14,344,170
32,899	United Therapeutics Corp. (a)	17,032,141
17,943	Vertex Pharmaceuticals, Inc. (a)	8,560,605
		269,918,801
	Health Care Equipment & Supplies — 24.2%
98,230	Abbott Laboratories	10,382,911
52,845	Align Technology, Inc. (a)	8,939,260
94,658	Becton Dickinson & Co.	15,677,258
559,389	Boston Scientific Corp. (a)	26,140,248
62,145	Cooper (The) Cos., Inc. (a)	4,494,326
66,173	Dexcom, Inc. (a)	5,522,137
169,132	Envista Holdings Corp. (a)	4,618,995
223,790	GE HealthCare Technologies, Inc.	15,222,196
302,171	Globus Medical, Inc., Class A (a)	23,808,053
8,466	IDEXX Laboratories, Inc. (a)	4,733,087
605,344	Medline, Inc., Class A (a)	23,777,912
227,874	Medtronic PLC	19,458,161
91,474	ResMed, Inc.	19,299,185
309,457	Solventum Corp. (a)	26,440,006
68,030	STERIS PLC	15,538,052
14,153	Stryker Corp.	4,609,632
277,325	Zimmer Biomet Holdings, Inc.	26,049,137
		254,710,556
	Health Care Providers & Services — 23.9%
371,940	Centene Corp. (a)	23,142,107
19,136	Chemed Corp.	10,185,136
86,605	Cigna Group (The)	24,167,125
Shares	Description	Value

	Health Care Providers & Services (Continued)
107,309	DaVita, Inc. (a)	$25,763,818
46,097	Elevance Health, Inc.	17,325,096
176,357	Encompass Health Corp.	19,587,972
27,799	Ensign Group (The), Inc.	4,952,670
159,135	Guardant Health, Inc. (a)	25,778,279
22,863	HCA Healthcare, Inc.	9,204,415
106,720	Henry Schein, Inc. (a)	9,151,240
51,159	Labcorp Holdings, Inc.	15,818,363
67,585	Quest Diagnostics, Inc.	15,747,981
95,288	Tenet Healthcare Corp. (a)	24,277,477
160,565	Universal Health Services, Inc., Class B	27,045,568
		252,147,247
	Health Care Technology — 2.3%
690,687	Doximity, Inc., Class A (a)	14,442,265
50,226	Veeva Systems, Inc., Class A (a)	10,235,055
		24,677,320
	Life Sciences Tools & Services — 9.0%
67,101	Agilent Technologies, Inc.	9,284,765
15,176	Bio-Rad Laboratories, Inc., Class A (a)	4,939,485
23,397	Danaher Corp.	4,561,947
25,348	Illumina, Inc. (a)	5,198,875
46,131	IQVIA Holdings, Inc. (a)	10,841,708
27,049	Medpace Holdings, Inc. (a)	15,610,248
455,916	QIAGEN N.V. (b)	18,874,923
40,054	Revvity, Inc.	4,506,876
153,863	Tempus AI, Inc., Class A (a)	6,749,970
17,778	Thermo Fisher Scientific, Inc.	10,209,905
12,415	West Pharmaceutical Services, Inc.	4,233,018
		95,011,720
	Pharmaceuticals — 14.8%
97,542	Axsome Therapeutics, Inc. (a)	21,263,181
248,610	Bristol-Myers Squibb Co.	16,236,719
205,019	Corcept Therapeutics, Inc. (a)	23,472,625
14,865	Eli Lilly & Co.	17,077,507
17,550	Johnson & Johnson	4,498,943
34,682	Merck & Co., Inc.	4,515,596
658,290	Organon & Co.	8,919,829
991,475	Pfizer, Inc.	24,796,790
902,065	Viatris, Inc.	15,840,261
248,069	Zoetis, Inc.	19,173,253
		155,794,704
	Total Common Stocks	1,052,260,348
	(Cost $949,670,908)
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
1,832,353	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	$1,832,353
	(Cost $1,832,353)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$82,319	Daiwa Capital Markets America, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $82,344. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $83,965. (d)	82,319
	(Cost $82,319)

	Total Investments — 100.0%	1,054,175,020
	(Cost $951,585,580)
	Net Other Assets and Liabilities — 0.0%	46,338
	Net Assets — 100.0%	$1,054,221,358

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $78,660 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $82,319.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,052,260,348	$1,052,260,348	$—	$—
Money Market Funds	1,832,353	1,832,353	—	—
Repurchase Agreements	82,319	—	82,319	—
Total Investments	$1,054,175,020	$1,054,092,701	$82,319	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
July 31, 2026

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$78,660
Non-cash Collateral(2)	(78,660)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$82,319
Non-cash Collateral(4)	(82,319)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 10.3%
33,731	ATI, Inc. (a)	$6,322,539
23,034	Boeing (The) Co. (a)	4,978,569
17,079	BWX Technologies, Inc.	2,881,227
6,579	Curtiss-Wright Corp.	4,763,196
24,574	FTAI Aviation Ltd.	5,062,244
9,384	General Dynamics Corp.	3,598,013
17,789	General Electric Co.	6,405,285
9,334	HEICO Corp.	3,326,264
18,544	Howmet Aerospace, Inc.	5,234,230
23,751	Huntington Ingalls Industries, Inc.	7,753,514
5,719	L3Harris Technologies, Inc.	1,584,506
13,055	Northrop Grumman Corp.	7,082,077
81,755	Rocket Lab Corp. (a)	5,309,987
72,474	Textron, Inc.	6,179,133
15,627	Woodward, Inc.	5,637,440
		76,118,224
	Air Freight & Logistics — 3.0%
26,476	C.H. Robinson Worldwide, Inc.	3,911,300
10,199	Expeditors International of Washington, Inc.	1,712,310
21,230	FedEx Corp.	6,526,102
98,345	GXO Logistics, Inc. (a)	4,932,985
46,383	United Parcel Service, Inc., Class B	4,834,036
		21,916,733
	Building Products — 8.8%
105,999	A.O. Smith Corp. (b)	6,373,720
65,508	AAON, Inc.	5,834,143
21,178	Advanced Drainage Systems, Inc.	2,932,729
35,490	Allegion PLC	5,586,126
31,082	Armstrong World Industries, Inc.	5,428,782
55,725	Builders FirstSource, Inc. (a)	3,702,369
9,165	Carlisle Cos., Inc.	3,298,667
60,547	Fortune Brands Innovations, Inc.	2,982,545
288,053	Hayward Holdings, Inc. (a)	4,358,242
34,125	Johnson Controls International PLC	5,004,773
2,900	Lennox International, Inc.	1,206,052
20,428	Masco Corp.	1,460,193
31,121	Modine Manufacturing Co. (a)	6,257,188
23,818	Simpson Manufacturing Co., Inc.	4,471,591
6,767	Trane Technologies PLC	3,078,647
66,427	Trex Co., Inc. (a)	2,880,275
		64,856,042
	Chemicals — 1.8%
145,708	Axalta Coating Systems Ltd. (a)	5,217,804
Shares	Description	Value

	Chemicals (Continued)
41,111	PPG Industries, Inc.	$4,543,588
29,906	RPM International, Inc.	3,202,035
		12,963,427
	Commercial Services & Supplies — 1.7%
19,039	MSA Safety, Inc.	3,622,551
172,590	Tetra Tech, Inc.	5,723,084
37,484	Veralto Corp.	3,529,868
		12,875,503
	Construction & Engineering — 8.7%
71,434	AECOM	5,171,107
4,193	Comfort Systems USA, Inc.	7,252,590
16,437	Dycom Industries, Inc. (a)	6,592,388
10,015	EMCOR Group, Inc.	7,986,261
50,077	Everus Construction Group, Inc. (a)	6,281,158
11,310	IES Holdings, Inc. (a)	8,420,747
19,974	MasTec, Inc. (a)	5,255,159
33,538	Primoris Services Corp.	2,830,943
11,543	Quanta Services, Inc.	7,703,337
9,901	Sterling Infrastructure, Inc. (a)	5,908,620
2,877	Valmont Industries, Inc.	1,385,851
		64,788,161
	Construction Materials — 1.8%
46,598	CRH PLC	4,427,276
29,548	Eagle Materials, Inc.	6,055,567
2,881	Martin Marietta Materials, Inc.	1,512,928
5,636	Vulcan Materials Co.	1,513,661
		13,509,432
	Consumer Finance — 1.1%
4,913	American Express Co.	1,651,997
87,418	Synchrony Financial	6,625,410
		8,277,407
	Containers & Packaging — 7.5%
115,022	Amcor PLC	5,162,187
53,100	AptarGroup, Inc.	7,113,276
79,908	Ball Corp.	5,186,029
44,589	Crown Holdings, Inc.	5,254,814
786,214	Graphic Packaging Holding Co.	8,436,076
13,950	Packaging Corp. of America	3,429,468
143,311	Silgan Holdings, Inc.	5,729,574
143,712	Smurfit Westrock PLC	6,606,441
147,477	Sonoco Products Co.	8,311,804
		55,229,669
	Diversified Consumer Services — 1.3%
1,278,503	ADT, Inc.	9,767,763
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 6.4%
8,827	Acuity, Inc.	$2,898,699
6,870	AMETEK, Inc.	1,660,548
27,452	Bloom Energy Corp., Class A (a)	5,649,896
11,703	Eaton Corp. PLC	4,859,086
11,610	Emerson Electric Co.	1,739,410
5,660	GE Vernova, Inc.	5,605,042
3,177	Hubbell, Inc.	1,501,291
48,998	nVent Electric PLC	7,537,362
23,216	Powell Industries, Inc.	4,844,715
13,429	Rockwell Automation, Inc.	6,446,994
21,881	Vicor Corp. (a)	4,537,463
		47,280,506
	Electronic Equipment, Instruments & Components — 2.7%
23,738	Keysight Technologies, Inc. (a)	7,574,321
2,493	Teledyne Technologies, Inc. (a)	1,634,336
286,562	Vontier Corp.	9,207,237
6,315	Zebra Technologies Corp., Class A (a)	1,855,473
		20,271,367
	Financial Services — 9.9%
81,522	Affirm Holdings, Inc. (a)	5,829,638
9,973	Corpay, Inc. (a)	3,810,783
113,544	Euronet Worldwide, Inc. (a)	8,099,093
213,741	Fidelity National Information Services, Inc.	9,569,185
169,423	Fiserv, Inc. (a)	9,138,677
68,718	Global Payments, Inc.	5,777,809
48,265	Jack Henry & Associates, Inc.	7,434,741
192,458	PayPal Holdings, Inc.	11,010,522
34,169	Shift4 Payments, Inc., Class A (a) (b)	1,810,957
1,079,256	Western Union (The) Co.	6,864,068
23,559	WEX, Inc. (a)	4,404,591
		73,750,064
	Ground Transportation — 4.3%
34,968	CSX Corp.	1,762,387
21,344	Knight-Swift Transportation Holdings, Inc.	1,484,048
32,145	Landstar System, Inc.	5,617,982
5,281	Norfolk Southern Corp.	1,771,670
7,675	Old Dominion Freight Line, Inc.	1,628,174
18,905	Ryder System, Inc.	4,847,620
3,944	Saia, Inc. (a)	1,371,053
136,493	Schneider National, Inc., Class B	4,878,260
12,222	Union Pacific Corp.	3,570,413
24,290	XPO, Inc. (a)	4,881,561
		31,813,168
Shares	Description	Value

	Household Durables — 1.1%
68,494	Mohawk Industries, Inc. (a)	$8,431,611
	Industrial Conglomerates — 0.5%
14,845	Honeywell International, Inc.	3,608,077
	IT Services — 1.5%
66,783	Accenture PLC, Class A	11,080,635
	Machinery — 12.0%
69,425	AGCO Corp.	7,092,458
44,226	Allison Transmission Holdings, Inc.	5,065,646
7,802	Caterpillar, Inc.	6,357,148
296,003	CNH Industrial N.V.	3,034,031
9,320	Cummins, Inc.	5,910,744
37,028	Donaldson Co., Inc.	3,489,519
14,820	Dover Corp.	3,032,468
33,704	Esab Corp.	2,916,407
22,410	Flowserve Corp.	1,702,936
27,207	Fortive Corp.	1,610,926
118,844	Gates Industrial Corp. Ltd. (a)	3,325,255
65,948	Graco, Inc.	5,234,952
7,325	IDEX Corp.	1,688,046
6,147	Illinois Tool Works, Inc.	1,763,882
12,522	Lincoln Electric Holdings, Inc.	3,272,124
24,024	Middleby (The) Corp. (a)	3,209,126
5,510	Nordson Corp.	1,640,768
43,317	Oshkosh Corp.	6,168,774
27,674	PACCAR, Inc.	3,671,786
65,042	Pentair PLC	4,256,348
12,392	Snap-on, Inc.	5,085,801
35,317	Stanley Black & Decker, Inc.	3,340,282
17,063	Toro (The) Co.	1,567,578
4,245	Watts Water Technologies, Inc., Class A	1,467,879
28,119	Xylem, Inc.	3,289,079
		89,193,963
	Marine Transportation — 0.9%
48,895	Kirby Corp. (a)	6,412,090
	Professional Services — 9.3%
321,634	Amentum Holdings, Inc. (a)	7,140,275
109,579	Booz Allen Hamilton Holding Corp.	7,639,848
20,945	Equifax, Inc.	3,615,526
257,084	ExlService Holdings, Inc. (a)	8,722,860
44,618	FTI Consulting, Inc. (a)	7,111,217
302,193	Genpact Ltd.	10,628,128
16,904	Paychex, Inc.	1,975,063
15,902	Paylocity Holding Corp. (a)	2,192,806
200,669	Planet Labs PBC (a)	4,109,701
108,279	Robert Half, Inc.	4,092,946
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
92,159	TransUnion	$7,245,541
48,950	UL Solutions, Inc., Class A	4,485,778
		68,959,689
	Semiconductors & Semiconductor Equipment — 0.8%
18,682	MKS, Inc.	5,556,961
	Software — 0.7%
97,424	Trimble, Inc. (a)	5,512,250
	Trading Companies & Distributors — 3.9%
4,914	Applied Industrial Technologies, Inc.	1,696,362
68,893	Core & Main, Inc., Class A (a)	3,029,225
7,004	Ferguson Enterprises, Inc.	1,641,248
13,972	MSC Industrial Direct Co., Inc., Class A	1,724,145
111,084	Sunbelt Rentals Holdings, Inc.	7,989,161
5,869	United Rentals, Inc.	6,334,177
4,887	W.W. Grainger, Inc.	6,754,909
		29,169,227
	Total Common Stocks	741,341,969
	(Cost $715,214,681)
MONEY MARKET FUNDS — 0.1%
534,060	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	534,060
	(Cost $534,060)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$6,937,902	Citigroup, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $6,940,007. Collateralized by U.S. Treasury Bond, interest rate of 3.63%, due 02/15/44. The value of the collateral including accrued interest is $7,076,662. (d)	6,937,902
	(Cost $6,937,902)

	Total Investments — 101.0%	748,813,931
	(Cost $722,686,643)
	Net Other Assets and Liabilities — (1.0)%	(7,206,092)
	Net Assets — 100.0%	$741,607,839

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,792,345 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,937,902.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$741,341,969	$741,341,969	$—	$—
Money Market Funds	534,060	534,060	—	—
Repurchase Agreements	6,937,902	—	6,937,902	—
Total Investments	$748,813,931	$741,876,029	$6,937,902	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,792,345
Non-cash Collateral(2)	(6,792,345)
Net Amount	$—
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
July 31, 2026
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,937,902
Non-cash Collateral(4)	(6,937,902)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 6.3%
20,324	Carpenter Technology Corp.	$10,561,570
125,298	Hexcel Corp.	12,899,429
		23,460,999
	Chemicals — 33.3%
21,380	Air Products and Chemicals, Inc.	6,304,748
23,211	Albemarle Corp.	2,730,542
68,136	Celanese Corp.	3,047,042
165,440	CF Industries Holdings, Inc.	20,711,434
187,178	Eastman Chemical Co.	13,093,101
22,501	Ecolab, Inc.	6,246,953
65,639	Element Solutions, Inc.	2,410,920
158,257	International Flavors & Fragrances, Inc.	12,537,119
12,079	Linde PLC	5,778,352
119,063	LyondellBasell Industries N.V., Class A	7,391,431
591,660	Mosaic (The) Co.	13,087,519
11,883	NewMarket Corp.	10,102,451
474,417	Olin Corp.	8,781,459
46,020	Scotts Miracle-Gro (The) Co.	3,022,594
70,752	Solstice Advanced Materials, Inc.	4,257,148
42,937	Westlake Corp.	3,027,058
		122,529,871
	Containers & Packaging — 3.6%
57,919	Avery Dennison Corp.	9,830,592
82,265	International Paper Co.	3,358,880
		13,189,472
	Machinery — 8.2%
203,973	Mueller Industries, Inc.	13,545,847
19,465	RBC Bearings, Inc. (a)	10,731,249
43,138	Timken (The) Co.	5,933,632
		30,210,728
	Metals & Mining — 46.7%
343,506	Alcoa Corp.	15,547,082
1,081,545	Almonty Industries, Inc. (a)	11,961,888
221,418	Anglogold Ashanti PLC	17,562,876
149,372	Aura Minerals, Inc.	8,151,230
333,793	Cleveland-Cliffs, Inc. (a)	3,845,295
1,097,449	Coeur Mining, Inc.	16,362,965
99,677	Freeport-McMoRan, Inc.	6,242,770
609,394	Hecla Mining Co.	8,604,643
55,960	MP Materials Corp. (a)	2,315,065
191,760	Newmont Corp.	17,969,830
56,285	Nucor Corp.	14,481,568
25,169	Reliance, Inc.	10,221,131
47,105	Royal Gold, Inc.	9,343,277
Shares	Description	Value

	Metals & Mining (Continued)
53,960	Southern Copper Corp.	$9,859,032
78,055	Steel Dynamics, Inc.	19,612,099
		172,080,751
	Trading Companies & Distributors — 1.7%
130,513	Fastenal Co.	6,226,775
	Total Common Stocks	367,698,596
	(Cost $348,990,119)
MONEY MARKET FUNDS — 0.2%
662,205	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	662,205
	(Cost $662,205)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$46	Daiwa Capital Markets America, Inc., 3.64% (b), dated 07/31/26, due 08/03/26, with a maturity value of $46. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $47. (c)	46
	(Cost $46)

	Total Investments — 100.0%	368,360,847
	(Cost $349,652,370)
	Net Other Assets and Liabilities — (0.0)%	(183,542)
	Net Assets — 100.0%	$368,177,305

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2026.
(c)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$367,698,596	$367,698,596	$—	$—
Money Market Funds	662,205	662,205	—	—
Repurchase Agreements	46	—	46	—
Total Investments	$368,360,847	$368,360,801	$46	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$46
Non-cash Collateral(2)	(46)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 100.0%
	Communications Equipment — 0.3%
20,448	F5, Inc. (a)	$8,231,751
	Consumer Staples Distribution & Retail — 0.6%
359,211	Maplebear, Inc. (a)	16,020,811
	Electrical Equipment — 1.0%
101,598	Vertiv Holdings Co., Class A	24,543,029
	Electronic Equipment, Instruments & Components — 10.7%
91,232	Advanced Energy Industries, Inc.	26,413,489
192,928	Amphenol Corp., Class A	31,003,530
79,700	Arrow Electronics, Inc. (a)	17,260,629
95,746	Avnet, Inc.	8,506,075
60,468	CDW Corp.	8,937,775
86,233	Coherent Corp. (a)	22,669,793
166,468	Corning, Inc.	23,014,201
45,393	Fabrinet (a)	19,764,566
620,078	Ingram Micro Holding Corp.	17,492,400
110,309	Jabil, Inc.	34,752,851
168,020	Sanmina Corp. (a)	31,177,791
31,812	TD SYNNEX Corp.	8,134,328
227,363	TTM Technologies, Inc. (a)	26,246,785
		275,374,213
	Hotels, Restaurants & Leisure — 0.4%
46,085	DoorDash, Inc., Class A (a)	9,040,034
	Interactive Media & Services — 2.9%
71,393	Alphabet, Inc., Class A	25,425,189
223,503	Match Group, Inc.	8,808,253
30,192	Meta Platforms, Inc., Class A	16,808,189
368,472	People, Inc. (a)	15,317,381
48,997	Reddit, Inc., Class A (a)	6,892,408
		73,251,420
	IT Services — 13.5%
71,944	Akamai Technologies, Inc. (a)	8,286,510
841,347	Amdocs Ltd.	46,879,855
69,346	Cloudflare, Inc., Class A (a)	19,346,147
1,097,901	Cognizant Technology Solutions Corp., Class A	60,768,820
170,876	CoreWeave, Inc., Class A (a)	12,263,770
216,632	DigitalOcean Holdings, Inc. (a)	25,454,260
535,875	EPAM Systems, Inc. (a)	56,566,965
30,244	International Business Machines Corp.	6,764,071
2,255,798	Kyndryl Holdings, Inc. (a)	30,566,063
50,637	MongoDB, Inc. (a)	17,088,975
Shares	Description	Value

	IT Services (Continued)
100,248	Snowflake, Inc. (a)	$29,400,733
164,868	Twilio, Inc., Class A (a)	32,536,700
		345,922,869
	Media — 0.6%
16,505	AppLovin Corp., Class A (a)	6,534,329
909,558	NIQ Global Intelligence PLC (a)	10,159,763
		16,694,092
	Professional Services — 7.4%
36,716	CACI International, Inc., Class A (a)	18,275,389
985,157	KBR, Inc.	36,066,598
412,952	Leidos Holdings, Inc.	47,737,251
162,326	Parsons Corp. (a)	7,176,433
135,331	Paycom Software, Inc.	22,188,871
231,077	Science Applications International Corp.	27,066,049
411,168	SS&C Technologies Holdings, Inc.	31,680,494
		190,191,085
	Semiconductors & Semiconductor Equipment — 27.8%
73,201	Advanced Micro Devices, Inc. (a)	34,854,655
488,613	Allegro MicroSystems, Inc. (a)	20,277,439
98,626	Amkor Technology, Inc.	4,918,479
85,649	Analog Devices, Inc.	31,468,299
35,286	Applied Materials, Inc.	17,913,644
88,031	Astera Labs, Inc. (a)	27,397,888
45,025	Broadcom, Inc.	17,527,332
171,770	Cirrus Logic, Inc. (a)	22,218,449
156,358	Credo Technology Group Holding Ltd. (a)	32,364,542
141,851	Entegris, Inc.	16,887,362
212,700	FormFactor, Inc. (a)	22,588,740
112,752	KLA Corp.	20,613,321
98,130	Lam Research Corp.	28,754,053
222,394	Lattice Semiconductor Corp. (a)	27,636,902
89,433	MACOM Technology Solutions Holdings, Inc. (a)	22,487,034
142,742	Marvell Technology, Inc.	26,772,689
186,497	Microchip Technology, Inc.	13,854,862
36,836	Micron Technology, Inc.	30,317,133
24,610	Monolithic Power Systems, Inc.	35,094,598
85,007	NVIDIA Corp.	17,065,155
179,911	ON Semiconductor Corp. (a)	14,682,537
67,413	Onto Innovation, Inc. (a)	17,431,654
182,358	Qorvo, Inc. (a)	16,516,164
92,044	QUALCOMM, Inc.	13,586,615
256,272	Rambus, Inc. (a)	23,328,440
210,176	Semtech Corp. (a)	24,762,936
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
57,034	SiTime Corp. (a)	$30,524,597
376,301	Skyworks Solutions, Inc.	23,436,026
87,885	Teradyne, Inc.	32,314,436
85,595	Texas Instruments, Inc.	23,601,965
294,642	Universal Display Corp.	23,618,503
		714,816,449
	Software — 26.8%
165,920	Adobe, Inc. (a)	41,548,027
45,316	Cadence Design Systems, Inc. (a)	15,408,346
1,648,129	CCC Intelligent Solutions Holdings, Inc. (a)	10,037,106
178,305	Crowdstrike Holdings, Inc., Class A (a)	34,031,292
130,654	Datadog, Inc., Class A (a)	35,011,352
191,456	Docusign, Inc. (a)	10,497,533
485,222	Dolby Laboratories, Inc., Class A	28,535,906
309,586	Dropbox, Inc., Class A (a)	10,080,120
193,675	Dynatrace, Inc. (a)	8,583,676
298,292	Elastic N.V. (a)	19,624,631
221,437	Fortinet, Inc. (a)	35,861,722
683,356	Gen Digital, Inc.	18,758,122
97,750	Intuit, Inc.	30,895,843
743,874	IREN Ltd. (a) (b)	27,374,563
45,595	Microsoft Corp.	21,188,909
99,752	Palo Alto Networks, Inc. (a)	33,100,706
567,522	Pegasystems, Inc.	17,337,797
374,280	PTC, Inc. (a)	51,351,216
654,518	RingCentral, Inc., Class A	36,404,291
75,394	Roper Technologies, Inc.	29,552,186
105,934	Rubrik, Inc., Class A (a)	7,665,384
162,854	Salesforce, Inc.	29,968,393
1,002,279	SentinelOne, Inc., Class A (a)	19,103,438
1,721,530	Terawulf, Inc. (a)	30,402,220
29,078	Tyler Technologies, Inc. (a)	9,002,549
2,347,108	UiPath, Inc., Class A (a)	29,949,098
492,662	Zoom Communications, Inc. (a)	47,330,038
		688,604,464
	Technology Hardware, Storage & Peripherals — 8.0%
29,388	Apple, Inc.	9,078,247
98,551	Dell Technologies, Inc., Class C	39,949,619
323,808	Everpure, Inc., Class A (a)	24,988,263
188,523	Hewlett Packard Enterprise Co.	9,030,252
387,621	HP, Inc.	10,570,425
164,855	NetApp, Inc.	29,426,618
18,703	Sandisk Corp. (a)	22,720,965
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
869,861	Super Micro Computer, Inc. (a)	$24,704,052
66,574	Western Digital Corp.	36,272,178
		206,740,619
	Total Common Stocks	2,569,430,836
	(Cost $2,480,164,471)
MONEY MARKET FUNDS — 0.1%
1,926,105	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	1,926,105
	(Cost $1,926,105)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$16,373,344	JPMorgan Chase & Co., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $16,378,311. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 4.13%, due 11/15/32 to 11/30/32. The value of the collateral including accrued interest is $16,700,812. (d)	16,373,344
	(Cost $16,373,344)

	Total Investments — 100.7%	2,587,730,285
	(Cost $2,498,463,920)
	Net Other Assets and Liabilities — (0.7)%	(17,792,760)
	Net Assets — 100.0%	$2,569,937,525

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $15,325,691 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $16,373,344.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,569,430,836	$2,569,430,836	$—	$—
Money Market Funds	1,926,105	1,926,105	—	—
Repurchase Agreements	16,373,344	—	16,373,344	—
Total Investments	$2,587,730,285	$2,571,356,941	$16,373,344	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$15,325,691
Non-cash Collateral(2)	(15,325,691)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$16,373,344
Non-cash Collateral(4)	(16,373,344)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Commercial Services & Supplies — 2.7%
23,587	Clean Harbors, Inc. (a)	$7,379,901
191,511	GFL Environmental, Inc.	7,913,234
33,062	Republic Services, Inc.	6,961,204
		22,254,339
	Electric Utilities — 46.5%
184,716	Alliant Energy Corp.	13,074,199
154,498	American Electric Power Co., Inc.	19,752,569
28,371	Constellation Energy Corp.	7,454,480
222,651	Duke Energy Corp.	27,927,115
473,195	Edison International	34,718,317
61,344	Entergy Corp.	6,601,841
326,085	Evergy, Inc.	27,068,316
487,463	Eversource Energy	34,897,476
755,663	Exelon Corp.	34,624,479
296,415	FirstEnergy Corp.	14,319,809
46,571	IDACORP, Inc.	6,655,462
80,276	NextEra Energy, Inc.	6,977,590
579,191	OGE Energy Corp.	27,424,694
2,094,471	PG&E Corp.	36,401,906
263,396	Pinnacle West Capital Corp.	26,600,362
775,325	PPL Corp.	27,299,193
147,230	Southern (The) Co.	13,919,124
263,227	Xcel Energy, Inc.	20,584,351
		386,301,283
	Gas Utilities — 14.7%
122,702	Atmos Energy Corp.	21,200,452
1,328,771	MDU Resources Group, Inc.	26,508,981
456,273	National Fuel Gas Co.	37,555,831
1,019,952	UGI Corp.	36,840,666
		122,105,930
	Independent Power and Renewable Electricity Producers — 8.8%
2,403,072	AES (The) Corp.	35,277,097
412,277	Clearway Energy, Inc., Class C	13,081,549
73,345	Talen Energy Corp. (a)	24,504,565
		72,863,211
	Multi-Utilities — 22.0%
186,989	Ameren Corp.	20,495,864
319,974	CenterPoint Energy, Inc.	13,451,707
276,310	CMS Energy Corp.	19,891,557
318,437	Consolidated Edison, Inc.	34,661,867
309,521	Dominion Energy, Inc.	21,409,568
92,486	DTE Energy Co.	13,120,989
444,531	NiSource, Inc.	19,750,512
260,439	Public Service Enterprise Group, Inc.	19,970,462
Shares	Description	Value

	Multi-Utilities (Continued)
76,002	Sempra	$6,729,977
120,680	WEC Energy Group, Inc.	13,204,806
		182,687,309
	Water Utilities — 5.2%
107,094	American Water Works Co., Inc.	14,368,802
735,665	Essential Utilities, Inc.	29,316,250
		43,685,052
	Total Common Stocks	829,897,124
	(Cost $792,863,750)
MONEY MARKET FUNDS — 0.1%
1,065,740	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	1,065,740
	(Cost $1,065,740)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,158	Daiwa Capital Markets America, Inc., 3.64% (b), dated 07/31/26, due 08/03/26, with a maturity value of $2,159. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $2,201. (c)	2,158
	(Cost $2,158)

	Total Investments — 100.0%	830,965,022
	(Cost $793,931,648)
	Net Other Assets and Liabilities — 0.0%	82,468
	Net Assets — 100.0%	$831,047,490

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2026.
(c)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$829,897,124	$829,897,124	$—	$—
Money Market Funds	1,065,740	1,065,740	—	—
Repurchase Agreements	2,158	—	2,158	—
Total Investments	$830,965,022	$830,962,864	$2,158	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,158
Non-cash Collateral(2)	(2,158)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Assets and Liabilities
July 31, 2026

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
ASSETS:
Investments, at value	$270,751,101	$236,167,370	$379,316,000
Due from authorized participant	—	—	—
Receivables:
Securities lending income	28,403	19,153	—
Dividends	21,925	563,884	227,035
Capital shares sold	—	—	—
Reclaims	—	—	—
Prepaid expenses	3,642	3,112	3,052
Total Assets	270,805,071	236,753,519	379,546,087

LIABILITIES:
Payables:
Collateral for securities on loan	1,409,318	6,800,373	—
Investment advisory fees	112,964	97,172	162,238
Licensing fees	36,959	32,598	132,166
Audit and tax fees	24,033	24,033	24,844
Shareholder reporting fees	16,763	18,264	18,003
Trustees’ fees	854	854	826
Capital shares redeemed	—	—	—
Investment securities purchased	—	481,008	—
Other liabilities	30,539	24,780	69,604
Total Liabilities	1,631,430	7,479,082	407,681
NET ASSETS	$269,173,641	$229,274,437	$379,138,406

NET ASSETS consist of:
Paid-in capital	$731,945,070	$547,125,442	$962,372,978
Par value	38,500	35,500	171,500
Accumulated distributable earnings (loss)	(462,809,929)	(317,886,505)	(583,406,072)
NET ASSETS	$269,173,641	$229,274,437	$379,138,406
NET ASSET VALUE, per share	$69.92	$64.58	$22.11
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,850,002	3,550,002	17,150,002
Investments, at cost	$259,124,692	$237,374,623	$397,043,997
Securities on loan, at value	$1,305,755	$6,614,990	$—
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$1,133,778,374	$1,054,175,020	$748,813,931	$368,360,847	$2,587,730,285	$830,965,022
3,295,785	—	—	—	—	—

5,087	321	2,694	6	4,292	323
607,725	811,107	271,218	114,039	144,512	657,418
—	6,350,521	—	—	—	—
6,291	—	—	—	—	19,971
7,685	4,158	5,246	3,065	5,040	4,346
1,137,700,947	1,061,341,127	749,093,089	368,477,957	2,587,884,129	831,647,080

4,922,465	82,319	6,937,902	46	16,373,344	2,158
468,280	426,401	311,799	160,323	1,101,560	352,077
146,971	116,801	99,440	53,881	236,472	103,112
24,033	24,033	24,033	24,033	24,033	24,033
48,053	39,875	36,051	20,008	40,169	38,461
829	836	837	848	811	832
3,295,785	—	—	—	—	—
—	6,339,343	—	—	—	—
108,654	90,161	75,188	41,513	170,215	78,917
9,015,070	7,119,769	7,485,250	300,652	17,946,604	599,590
$1,128,685,877	$1,054,221,358	$741,607,839	$368,177,305	$2,569,937,525	$831,047,490

$1,513,635,909	$1,609,470,198	$1,120,153,030	$704,171,726	$3,049,844,307	$967,071,518
171,500	83,000	84,000	48,000	128,550	171,500
(385,121,532)	(555,331,840)	(378,629,191)	(336,042,421)	(480,035,332)	(136,195,528)
$1,128,685,877	$1,054,221,358	$741,607,839	$368,177,305	$2,569,937,525	$831,047,490
$65.81	$127.01	$88.29	$76.70	$199.92	$48.46
17,150,002	8,300,002	8,400,002	4,800,002	12,855,000	17,150,002
$1,013,109,623	$951,585,580	$722,686,643	$349,652,370	$2,498,463,920	$793,931,648
$4,677,286	$78,660	$6,792,345	$—	$15,325,691	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Operations
For the Year Ended July 31, 2026

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
INVESTMENT INCOME:
Dividends	$3,733,839	$7,397,284	$13,035,836
Securities lending income (net of fees)	87,555	63,056	876
Foreign withholding tax	(11,241)	—	—
Total investment income	3,810,153	7,460,340	13,036,712

EXPENSES:
Investment advisory fees	1,464,185	1,267,678	2,620,187
Accounting and administration fees	139,185	120,992	238,934
Licensing fees	118,969	103,164	210,050
Shareholder reporting fees	30,481	42,566	39,286
Audit and tax fees	29,189	29,269	31,280
Transfer agent fees	14,642	12,677	24,966
Trustees’ fees and expenses	10,095	10,333	10,346
Listing fees	9,677	9,677	9,677
Custodian fees	8,762	7,764	14,225
Legal fees	1,801	4,515	7,229
Other expenses	34,191	26,448	26,112
Total expenses	1,861,177	1,635,083	3,232,292
NET INVESTMENT INCOME (LOSS)	1,948,976	5,825,257	9,804,420

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,656,365	(10,401,764)	(39,584,863)
In-kind redemptions	15,306,005	11,889,354	6,174,211
Net realized gain (loss)	16,962,370	1,487,590	(33,410,652)
Net change in unrealized appreciation (depreciation) on investments	4,342,247	4,995,853	35,650,116
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,304,617	6,483,443	2,239,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,253,593	$12,308,700	$12,043,884
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$44,432,796	$9,145,388	$16,206,302	$6,122,845	$9,023,232	$38,651,717
106,864	37,281	690,152	5,766	31,392	456
(99,719)	(23,070)	(607)	—	—	(468)
44,439,941	9,159,599	16,895,847	6,128,611	9,054,624	38,651,705

8,561,297	4,569,417	5,684,364	1,483,638	7,736,247	6,459,969
724,445	418,254	496,012	140,517	661,584	560,499
688,922	360,660	459,607	119,363	610,764	505,246
93,768	76,320	66,331	43,551	77,071	92,471
29,129	29,793	29,156	29,256	29,211	29,282
67,806	45,672	49,215	14,833	63,687	55,357
11,611	10,783	11,340	10,282	11,141	11,612
14,782	9,677	11,856	9,677	9,677	9,226
40,342	21,949	31,105	8,170	39,749	20,826
32,111	16,258	20,756	5,148	26,705	29,407
179,755	81,696	156,965	19,813	118,423	139,528
10,443,968	5,640,479	7,016,707	1,884,248	9,384,259	7,913,423
33,995,973	3,519,120	9,879,140	4,244,363	(329,635)	30,738,282

45,447,691	93,588,554	27,614,580	(15,895,126)	(73,668,525)	27,192,364
234,042,296	28,330,430	293,683,307	38,226,114	540,524,643	139,083,660
279,489,987	121,918,984	321,297,887	22,330,988	466,856,118	166,276,024
(87,488,859)	109,937,294	(174,745,523)	42,879,949	(178,269,491)	(63,595,082)
192,001,128	231,856,278	146,552,364	65,210,937	288,586,627	102,680,942
$225,997,101	$235,375,398	$156,431,504	$69,455,300	$288,256,992	$133,419,224
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)		First Trust Consumer Staples AlphaDEX® Fund (FXG)
	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$1,948,976	$12,716,469	$5,825,257	$7,681,104
Net realized gain (loss)	16,962,370	151,218,040	1,487,590	5,126,943
Net change in unrealized appreciation (depreciation)	4,342,247	(191,465,920)	4,995,853	(22,805,897)
Net increase (decrease) in net assets resulting from operations	23,253,593	(27,531,411)	12,308,700	(9,997,850)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,787,846)	(13,337,421)	(6,237,638)	(7,472,183)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	38,158,896	420,283,794	12,955,631	41,819,210
Cost of shares redeemed	(110,363,693)	(1,540,857,531)	(74,136,592)	(154,912,498)
Net increase (decrease) in net assets resulting from shareholder transactions	(72,204,797)	(1,120,573,737)	(61,180,961)	(113,093,288)
Total increase (decrease) in net assets	(50,739,050)	(1,161,442,569)	(55,109,899)	(130,563,321)

NET ASSETS:
Beginning of period	319,912,691	1,481,355,260	284,384,336	414,947,657
End of period	$269,173,641	$319,912,691	$229,274,437	$284,384,336

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,950,002	24,400,002	4,500,002	6,250,002
Shares sold	550,000	6,700,000	200,000	650,000
Shares redeemed	(1,650,000)	(26,150,000)	(1,150,000)	(2,400,000)
Shares outstanding, end of period	3,850,002	4,950,002	3,550,002	4,500,002
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)		First Trust Financials AlphaDEX® Fund (FXO)		First Trust Health Care AlphaDEX® Fund (FXH)
Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025

$9,804,420	$9,597,141	$33,995,973	$32,418,242	$3,519,120	$3,441,503
(33,410,652)	(16,753,372)	279,489,987	63,174,949	121,918,984	67,328,292
35,650,116	(53,798,361)	(87,488,859)	58,385,023	109,937,294	(165,760,889)
12,043,884	(60,954,592)	225,997,101	153,978,214	235,375,398	(94,991,094)

(8,583,721)	(10,196,321)	(34,669,773)	(31,233,028)	(8,406,507)	(3,555,751)

1,108,507,343	49,026,079	292,033,002	1,807,638,374	131,865,831	15,402,313
(1,004,787,145)	(254,706,723)	(1,539,642,305)	(649,598,007)	(150,063,667)	(337,717,738)
103,720,198	(205,680,644)	(1,247,609,303)	1,158,040,367	(18,197,836)	(322,315,425)
107,180,361	(276,831,557)	(1,056,281,975)	1,280,785,553	208,771,055	(420,862,270)

271,958,045	548,789,602	2,184,967,852	904,182,299	845,450,303	1,266,312,573
$379,138,406	$271,958,045	$1,128,685,877	$2,184,967,852	$1,054,221,358	$845,450,303

17,250,002	30,000,002	38,300,002	17,900,002	8,550,002	11,600,002
49,750,000	3,000,000	4,900,000	32,350,000	1,100,000	150,000
(49,850,000)	(15,750,000)	(26,050,000)	(11,950,000)	(1,350,000)	(3,200,000)
17,150,002	17,250,002	17,150,002	38,300,002	8,300,002	8,550,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets (Continued)

	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)		First Trust Materials AlphaDEX® Fund (FXZ)
	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$9,879,140	$13,450,094	$4,244,363	$4,493,849
Net realized gain (loss)	321,297,887	251,017,905	22,330,988	(45,617,775)
Net change in unrealized appreciation (depreciation)	(174,745,523)	(155,455,646)	42,879,949	(5,621,796)
Net increase (decrease) in net assets resulting from operations	156,431,504	109,012,353	69,455,300	(46,745,722)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(9,219,116)	(13,561,385)	(4,215,583)	(4,819,952)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	360,134,105	1,085,327,748	228,118,214	11,998,845
Cost of shares redeemed	(1,622,385,329)	(1,269,996,640)	(140,884,551)	(124,592,896)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,262,251,224)	(184,668,892)	87,233,663	(112,594,051)
Total increase (decrease) in net assets	(1,115,038,836)	(89,217,924)	152,473,380	(164,159,725)

NET ASSETS:
Beginning of period	1,856,646,675	1,945,864,599	215,703,925	379,863,650
End of period	$741,607,839	$1,856,646,675	$368,177,305	$215,703,925

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	24,050,002	26,600,002	3,750,002	5,650,002
Shares sold	4,450,000	14,350,000	3,000,000	200,000
Shares redeemed	(20,100,000)	(16,900,000)	(1,950,000)	(2,100,000)
Shares outstanding, end of period	8,400,002	24,050,002	4,800,002	3,750,002
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)		First Trust Utilities AlphaDEX® Fund (FXU)
Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025

$(329,635)	$578,053	$30,738,282	$17,668,986
466,856,118	172,156,879	166,276,024	97,379,607
(178,269,491)	53,744,732	(63,595,082)	89,211,178
288,256,992	226,479,664	133,419,224	204,259,771

(83,839)	(495,057)	(31,500,383)	(15,001,942)

2,114,252,564	21,586,792	507,381,095	1,724,095,976
(1,204,581,437)	(214,114,870)	(1,483,267,381)	(460,930,131)
909,671,127	(192,528,078)	(975,886,286)	1,263,165,845
1,197,844,280	33,456,529	(873,967,445)	1,452,423,674

1,372,093,245	1,338,636,716	1,705,014,935	252,591,261
$2,569,937,525	$1,372,093,245	$831,047,490	$1,705,014,935

8,555,000	9,905,000	38,350,002	7,250,002
10,500,000	150,000	10,950,000	42,300,000
(6,200,000)	(1,500,000)	(32,150,000)	(11,200,000)
12,855,000	8,555,000	17,150,002	38,350,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$64.63	$60.71	$57.41	$49.57	$61.36
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.71 (a)	0.41 (a)	0.35 (a)	0.52
Net realized and unrealized gain (loss)	5.26	3.93 (b)	3.29	7.95	(11.78)
Total from investment operations	5.71	4.64	3.70	8.30	(11.26)
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.72)	(0.40)	(0.46)	(0.53)
Net asset value, end of period	$69.92	$64.63	$60.71	$57.41	$49.57
Total return (c)	8.85%	7.69%	6.47%	16.93%	(18.43)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$269,174	$319,913	$1,481,355	$1,504,179	$394,117
Ratio of total expenses to average net assets	0.64%	0.60%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.67%	1.13%	0.72%	0.71%	0.82%
Portfolio turnover rate (d)	85%	68%	84%	110%	76%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Consumer Staples AlphaDEX® Fund (FXG)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$63.20	$66.39	$64.37	$63.79	$56.21
Income from investment operations:
Net investment income (loss)	1.46 (a)	1.47 (a)	0.92 (a)	1.20 (a)	0.81
Net realized and unrealized gain (loss)	1.45	(3.23)	2.05 (b)	0.56	7.55
Total from investment operations	2.91	(1.76)	2.97	1.76	8.36
Distributions paid to shareholders from:
Net investment income	(1.53)	(1.43)	(0.95)	(1.18)	(0.78)
Net asset value, end of period	$64.58	$63.20	$66.39	$64.37	$63.79
Total return (c)	4.71%	(2.69)%	4.69%	2.87%	14.95%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$229,274	$284,384	$414,948	$656,528	$650,653
Ratio of total expenses to average net assets	0.64%	0.63%	0.62%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets	2.30%	2.24%	1.46%	1.92%	1.41%
Portfolio turnover rate (d)	95%	81%	67%	63%	88%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Energy AlphaDEX® Fund (FXN)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$15.77	$18.29	$17.25	$16.80	$10.33
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.42 (a)	0.34 (a)	0.52 (a)	0.27
Net realized and unrealized gain (loss)	6.33	(2.49)	1.04	0.50 (b)	6.46
Total from investment operations	6.70	(2.07)	1.38	1.02	6.73
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.45)	(0.34)	(0.57)	(0.26)
Net asset value, end of period	$22.11	$15.77	$18.29	$17.25	$16.80
Total return (c)	43.00%	(11.32)%	8.08%	6.38%	65.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$379,138	$271,958	$548,790	$567,687	$1,665,291
Ratio of total expenses to average net assets	0.62%	0.63%	0.61%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	1.87%	2.59%	1.93%	3.01%	2.34%
Portfolio turnover rate (d)	77%	50%	60%	58%	79%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Financials AlphaDEX® Fund (FXO)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$57.05	$50.51	$41.49	$41.48	$43.40
Income from investment operations:
Net investment income (loss)	1.19 (a)	1.04 (a)	1.10 (a)	1.28 (a)	0.92
Net realized and unrealized gain (loss)	8.88	6.61	9.11	(0.05)	(1.97)
Total from investment operations	10.07	7.65	10.21	1.23	(1.05)
Distributions paid to shareholders from:
Net investment income	(1.31)	(1.11)	(1.19)	(1.22)	(0.87)
Net asset value, end of period	$65.81	$57.05	$50.51	$41.49	$41.48
Total return (b)	17.93%	15.31%	25.17%	3.24%	(2.52)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,128,686	$2,184,968	$904,182	$894,024	$1,171,738
Ratio of total expenses to average net assets	0.61%	0.60%	0.61%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets	1.99%	1.94%	2.57%	3.06%	2.10%
Portfolio turnover rate (c)	70%	90%	75%	78%	64%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Health Care AlphaDEX® Fund (FXH)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$98.88	$109.16	$106.42	$108.57	$122.03
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.35 (a)	0.38 (a)	0.21 (a)	0.13
Net realized and unrealized gain (loss)	28.72	(10.29)	2.74	(2.06)	(13.59)
Total from investment operations	29.16	(9.94)	3.12	(1.85)	(13.46)
Distributions paid to shareholders from:
Net investment income	(1.03)	(0.34)	(0.38)	(0.30)	—
Net asset value, end of period	$127.01	$98.88	$109.16	$106.42	$108.57
Total return (b)	29.63%	(9.12)%	2.95%	(1.69)%	(11.03)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,054,221	$845,450	$1,266,313	$1,521,820	$1,503,728
Ratio of total expenses to average net assets	0.62%	0.61%	0.60%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	0.39%	0.32%	0.37%	0.19%	0.12%
Portfolio turnover rate (c)	124%	85%	98%	94%	88%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$77.20	$73.15	$61.85	$53.68	$59.52
Income from investment operations:
Net investment income (loss)	0.71 (a)	0.53 (a)	0.53 (a)	0.45 (a)	0.42
Net realized and unrealized gain (loss)	10.96	4.05	11.31	8.18	(5.87)
Total from investment operations	11.67	4.58	11.84	8.63	(5.45)
Distributions paid to shareholders from:
Net investment income	(0.58)	(0.53)	(0.54)	(0.46)	(0.39)
Net asset value, end of period	$88.29	$77.20	$73.15	$61.85	$53.68
Total return (b)	15.16%	6.30%	19.26%	16.23%	(9.16)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$741,608	$1,856,647	$1,945,865	$1,762,616	$1,578,226
Ratio of total expenses to average net assets	0.62%	0.60%	0.60%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.87%	0.71%	0.82%	0.82%	0.74%
Portfolio turnover rate (c)	74%	76%	78%	81%	77%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Materials AlphaDEX® Fund (FXZ)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$57.52	$67.23	$68.14	$61.97	$57.91
Income from investment operations:
Net investment income (loss)	1.03 (a)	1.00 (a)	1.02 (a)	1.00 (a)	0.89
Net realized and unrealized gain (loss)	19.24	(9.64)	(0.89)	6.50	3.93 (b)
Total from investment operations	20.27	(8.64)	0.13	7.50	4.82
Distributions paid to shareholders from:
Net investment income	(1.09)	(1.07)	(1.04)	(1.33)	(0.76)
Net asset value, end of period	$76.70	$57.52	$67.23	$68.14	$61.97
Total return (c)	35.49%	(12.88)%	0.21%	12.41%	8.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$368,177	$215,704	$379,864	$589,445	$1,567,915
Ratio of total expenses to average net assets	0.64%	0.64%	0.61%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	1.43%	1.66%	1.54%	1.58%	1.69%
Portfolio turnover rate (d)	73%	62%	53%	35%	60%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Technology AlphaDEX® Fund (FXL)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$160.38	$135.15	$120.05	$104.35	$125.53
Income from investment operations:
Net investment income (loss)	(0.04) (a)	0.06 (a)	0.40 (a)	0.23 (a)	0.34
Net realized and unrealized gain (loss)	39.59	25.22	15.10	15.73	(21.21)
Total from investment operations	39.55	25.28	15.50	15.96	(20.87)
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.05)	(0.40)	(0.26)	(0.31)
Net asset value, end of period	$199.92	$160.38	$135.15	$120.05	$104.35
Total return (b)	24.65%	18.71%	12.93%	15.36%	(16.64)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,569,938	$1,372,093	$1,338,637	$1,231,083	$1,143,164
Ratio of total expenses to average net assets	0.61%	0.60%	0.60%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	(0.02)%	0.04%	0.32%	0.23%	0.27%
Portfolio turnover rate (c)	112%	104%	119%	104%	91%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Utilities AlphaDEX® Fund (FXU)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$44.46	$34.84	$32.56	$34.33	$30.82
Income from investment operations:
Net investment income (loss)	1.11 (a)	0.95 (a)	0.87 (a)	0.70 (a)	0.69
Net realized and unrealized gain (loss)	3.95	9.60	2.32	(1.75)	3.47
Total from investment operations	5.06	10.55	3.19	(1.05)	4.16
Distributions paid to shareholders from:
Net investment income	(1.06)	(0.93)	(0.91)	(0.72)	(0.65)
Net asset value, end of period	$48.46	$44.46	$34.84	$32.56	$34.33
Total return (b)	11.49%	30.64%	10.15%	(3.01)%	13.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$831,047	$1,705,015	$252,591	$306,069	$396,558
Ratio of total expenses to average net assets	0.61%	0.61%	0.63%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	2.38%	2.34%	2.78%	2.13%	2.22%
Portfolio turnover rate (c)	42%	68%	53%	46%	48%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund (ticker “FXD”)
First Trust Consumer Staples AlphaDEX® Fund (ticker “FXG”)
First Trust Energy AlphaDEX® Fund (ticker “FXN”)
First Trust Financials AlphaDEX® Fund (ticker “FXO”)
First Trust Health Care AlphaDEX® Fund (ticker “FXH”)
First Trust Industrials/Producer Durables AlphaDEX® Fund (ticker “FXR”)
First Trust Materials AlphaDEX® Fund (ticker “FXZ”)
First Trust Technology AlphaDEX® Fund (ticker “FXL”)
First Trust Utilities AlphaDEX® Fund (ticker “FXU”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Consumer Discretionary AlphaDEX® Fund	StrataQuant® Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX® Fund	StrataQuant® Consumer Staples Index(1)
First Trust Energy AlphaDEX® Fund	StrataQuant® Energy Index(1)
First Trust Financials AlphaDEX® Fund	StrataQuant® Financials Index(1)
First Trust Health Care AlphaDEX® Fund	StrataQuant® Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX® Fund	StrataQuant® Industrials Index(1)
First Trust Materials AlphaDEX® Fund	StrataQuant® Materials Index(1)
First Trust Technology AlphaDEX® Fund	StrataQuant® Technology Index(1)
First Trust Utilities AlphaDEX® Fund	StrataQuant® Utilities Index(1)

(1)
This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates (“IDI”), and licensed to First Trust
Portfolios L.P. (“FTP”), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2026, all the Funds except FXN, FXZ and FXU had securities in the securities lending program. During the fiscal year ended July 31, 2026, all the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2026, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2026 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$1,787,846	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	6,237,638	—	—
First Trust Energy AlphaDEX® Fund	8,583,721	—	—
First Trust Financials AlphaDEX® Fund	34,669,773	—	—
First Trust Health Care AlphaDEX® Fund	8,406,507	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	9,219,116	—	—
First Trust Materials AlphaDEX® Fund	4,215,583	—	—
First Trust Technology AlphaDEX® Fund	83,839	—	—
First Trust Utilities AlphaDEX® Fund	31,500,383	—	—
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$13,337,421	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	7,472,183	—	—
First Trust Energy AlphaDEX® Fund	10,196,321	—	—
First Trust Financials AlphaDEX® Fund	31,233,028	—	—
First Trust Health Care AlphaDEX® Fund	3,555,751	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	13,561,385	—	—
First Trust Materials AlphaDEX® Fund	4,819,952	—	—
First Trust Technology AlphaDEX® Fund	495,057	—	—
First Trust Utilities AlphaDEX® Fund	15,001,942	—	—
As of July 31, 2026, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$263,651	$(473,384,447)	$10,310,867
First Trust Consumer Staples AlphaDEX® Fund	771,360	(316,525,148)	(2,132,717)
First Trust Energy AlphaDEX® Fund	1,487,391	(565,335,138)	(19,558,325)
First Trust Financials AlphaDEX® Fund	2,787,105	(505,196,051)	117,287,414
First Trust Health Care AlphaDEX® Fund	2,594,252	(658,407,867)	100,481,775
First Trust Industrials/Producer Durables AlphaDEX® Fund	1,115,559	(398,272,106)	18,527,356
First Trust Materials AlphaDEX® Fund	383,167	(347,851,804)	11,426,216
First Trust Technology AlphaDEX® Fund	—	(510,506,858)	30,471,526
First Trust Utilities AlphaDEX® Fund	2,422,678	(174,382,219)	35,764,013
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2023, 2024, 2025, and 2026 remain open to federal and state audit. As of July 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2026, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Consumer Discretionary AlphaDEX® Fund	$473,384,447
First Trust Consumer Staples AlphaDEX® Fund	316,525,148
First Trust Energy AlphaDEX® Fund	565,335,138
First Trust Financials AlphaDEX® Fund	505,196,051
First Trust Health Care AlphaDEX® Fund	658,407,867
First Trust Industrials/Producer Durables AlphaDEX® Fund	398,272,106
First Trust Materials AlphaDEX® Fund	347,851,804
First Trust Technology AlphaDEX® Fund	510,506,858
First Trust Utilities AlphaDEX® Fund	174,382,219
During the taxable year ended July 31, 2026, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Consumer Discretionary AlphaDEX® Fund	$1,586,974
First Trust Financials AlphaDEX® Fund	41,199,940
First Trust Health Care AlphaDEX® Fund	89,604,246
First Trust Industrials/Producer Durables AlphaDEX® Fund	35,347,886
First Trust Utilities AlphaDEX® Fund	31,633,840
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2026, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2026, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$—	$(14,519,421)	$14,519,421
First Trust Consumer Staples AlphaDEX® Fund	—	(11,165,484)	11,165,484

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Energy AlphaDEX® Fund	$—	$7,118,234	$(7,118,234)
First Trust Financials AlphaDEX® Fund	—	(221,125,443)	221,125,443
First Trust Health Care AlphaDEX® Fund	5,627,013	(33,125,425)	27,498,412
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	(277,000,361)	277,000,361
First Trust Materials AlphaDEX® Fund	—	(32,378,116)	32,378,116
First Trust Technology AlphaDEX® Fund	330,478	(525,147,296)	524,816,818
First Trust Utilities AlphaDEX® Fund	—	(131,565,151)	131,565,151
As of July 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$260,440,234	$32,997,734	$(22,686,867)	$10,310,867
First Trust Consumer Staples AlphaDEX® Fund	238,300,087	20,751,392	(22,884,109)	(2,132,717)
First Trust Energy AlphaDEX® Fund	398,874,325	16,049,373	(35,607,698)	(19,558,325)
First Trust Financials AlphaDEX® Fund	1,016,490,960	138,751,542	(21,464,128)	117,287,414
First Trust Health Care AlphaDEX® Fund	953,693,245	138,821,955	(38,340,180)	100,481,775
First Trust Industrials/Producer Durables AlphaDEX® Fund	730,286,575	86,216,152	(67,688,796)	18,527,356
First Trust Materials AlphaDEX® Fund	356,934,631	53,319,294	(41,893,078)	11,426,216
First Trust Technology AlphaDEX® Fund	2,557,258,759	297,589,489	(267,117,963)	30,471,526
First Trust Utilities AlphaDEX® Fund	795,201,009	47,950,987	(12,186,974)	35,764,013
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
The Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) exceed 0.70% of each Fund’s average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least November 30, 2027. For the fiscal year ended July 31, 2026, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended July 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$249,464,943	$249,426,721
First Trust Consumer Staples AlphaDEX® Fund	240,801,192	239,582,887
First Trust Energy AlphaDEX® Fund	398,173,172	396,217,275
First Trust Financials AlphaDEX® Fund	1,176,950,052	1,179,797,210
First Trust Health Care AlphaDEX® Fund	1,138,091,664	1,143,372,000
First Trust Industrials/Producer Durables AlphaDEX® Fund	859,985,418	858,735,495
First Trust Materials AlphaDEX® Fund	216,442,102	216,278,036
First Trust Technology AlphaDEX® Fund	1,819,615,136	1,816,527,747
First Trust Utilities AlphaDEX® Fund	531,319,643	531,587,273

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
For the fiscal year ended July 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$38,141,126	$110,310,226
First Trust Consumer Staples AlphaDEX® Fund	12,925,589	74,005,501
First Trust Energy AlphaDEX® Fund	1,107,120,685	1,004,239,113
First Trust Financials AlphaDEX® Fund	291,487,844	1,534,729,879
First Trust Health Care AlphaDEX® Fund	131,736,233	149,964,165
First Trust Industrials/Producer Durables AlphaDEX® Fund	359,795,628	1,621,271,979
First Trust Materials AlphaDEX® Fund	227,749,140	140,606,295
First Trust Technology AlphaDEX® Fund	2,113,723,551	1,207,171,813
First Trust Utilities AlphaDEX® Fund	506,322,581	1,480,463,844
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Consumer Discretionary AlphaDEX® Fund, First Trust Consumer Staples AlphaDEX® Fund, First Trust Energy AlphaDEX® Fund, First Trust Financials AlphaDEX® Fund, First Trust Health Care AlphaDEX® Fund, First Trust Industrials/Producer Durables AlphaDEX® Fund, First Trust Materials AlphaDEX® Fund, First Trust Technology AlphaDEX® Fund, and First Trust Utilities AlphaDEX® Fund (the “Funds”), each a series of the First Trust Exchange-Traded AlphaDEX® Fund, including the portfolios of investments, as of July 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Chicago, Illinois
September 21, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended July 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	188,388,861 850,554
Thomas J. Driscoll** Votes For Votes Withheld	188,401,161 838,254
Richard E. Erickson* Votes For Votes Withheld	188,119,335 1,120,080
Thomas R. Kadlec* Votes For Votes Withheld	188,093,297 1,146,118
Denise M. Keefe*** Votes For Votes Withheld	188,299,043 940,372
Robert F. Keith* Votes For Votes Withheld	188,154,352 1,085,063
Niel B. Nielson* Votes For Votes Withheld	188,109,025 1,130,390
Bronwyn Wright*** Votes For Votes Withheld	79,108,167 110,131,248

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026 (Unaudited)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026 (Unaudited)
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30, 2027. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information for periods ended December 31, 2025 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026 (Unaudited)
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded AlphaDEX® Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $4,106,517. This figure is comprised of $116,819 paid (or to be paid) in fixed compensation and $3,989,698 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $2,111,885 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,994,632 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended July 31, 2026, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Consumer Discretionary AlphaDEX® Fund	100.00%
First Trust Consumer Staples AlphaDEX® Fund	100.00%
First Trust Energy AlphaDEX® Fund	100.00%
First Trust Financials AlphaDEX® Fund	97.70%
First Trust Health Care AlphaDEX® Fund	99.21%
First Trust Industrials/Producer Durables AlphaDEX® Fund	100.00%
First Trust Materials AlphaDEX® Fund	100.00%
First Trust Technology AlphaDEX® Fund	100.00%

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026 (Unaudited)
Dividends Received Deduction
First Trust Utilities AlphaDEX® Fund	100.00%
For the taxable year ended July 31, 2026, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	100.00%
First Trust Consumer Staples AlphaDEX® Fund	100.00%
First Trust Energy AlphaDEX® Fund	100.00%
First Trust Financials AlphaDEX® Fund	100.00%
First Trust Health Care AlphaDEX® Fund	100.00%
First Trust Industrials/Producer Durables AlphaDEX® Fund	100.00%
First Trust Materials AlphaDEX® Fund	100.00%
First Trust Technology AlphaDEX® Fund	100.00%
First Trust Utilities AlphaDEX® Fund	100.00%
A portion of each of the Funds’ 2026 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2026, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2026 (Unaudited)
THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Exchange-Traded AlphaDEX® Fund
Annual Financial Statements and Other Information
For the Year Ended July 31, 2026
AlphaDEX® Style Funds
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Annual Financial Statements and Other Information
July 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.4%
28,596	ATI, Inc. (a)	$5,360,034
2,514	Axon Enterprise, Inc. (a)	1,326,789
19,528	Boeing (The) Co. (a)	4,220,782
14,477	BWX Technologies, Inc.	2,442,270
11,421	Carpenter Technology Corp.	5,935,037
7,438	Curtiss-Wright Corp.	5,385,112
20,834	FTAI Aviation Ltd.	4,291,804
7,955	General Dynamics Corp.	3,050,106
15,082	General Electric Co.	5,430,576
7,912	HEICO Corp.	2,819,520
20,964	Howmet Aerospace, Inc.	5,917,299
5,034	Huntington Ingalls Industries, Inc.	1,643,349
2,766	Lockheed Martin Corp.	1,611,859
69,310	Rocket Lab Corp. (a)	4,501,684
14,853	RTX Corp.	3,196,663
61,444	Textron, Inc.	5,238,715
1,057	TransDigm Group, Inc.	1,325,880
16,561	Woodward, Inc.	5,974,381
		69,671,860
	Air Freight & Logistics — 1.1%
29,926	C.H. Robinson Worldwide, Inc.	4,420,968
17,292	Expeditors International of Washington, Inc.	2,903,154
18,000	FedEx Corp.	5,533,200
39,322	United Parcel Service, Inc., Class B	4,098,139
		16,955,461
	Automobile Components — 0.3%
91,826	Aptiv PLC (a)	5,185,414
	Automobiles — 0.8%
304,117	Ford Motor Co.	4,464,437
73,123	General Motors Co.	6,497,710
81,214	Rivian Automotive, Inc., Class A (a)	1,236,077
		12,198,224
	Banks — 4.0%
74,187	Bank of America Corp.	4,595,885
30,203	Citigroup, Inc.	4,000,387
60,328	Citizens Financial Group, Inc.	4,322,501
32,746	East West Bancorp, Inc.	4,289,726
24,996	Fifth Third Bancorp	1,412,274
2,709	First Citizens BancShares, Inc., Class A	5,923,635
238,421	Huntington Bancshares, Inc.	4,062,694
4,305	JPMorgan Chase & Co.	1,514,456
183,394	KeyCorp	4,142,870
17,761	M&T Bank Corp.	4,374,357
Shares	Description	Value

	Banks (Continued)
11,445	PNC Financial Services Group (The), Inc.	$2,859,762
139,973	Regions Financial Corp.	4,332,164
113,133	Truist Financial Corp.	5,864,815
69,987	U.S. Bancorp	4,409,881
68,203	Wells Fargo & Co.	5,896,149
		62,001,556
	Beverages — 1.2%
17,338	Coca-Cola (The) Co.	1,518,635
50,654	Constellation Brands, Inc., Class A	6,596,671
86,102	Keurig Dr Pepper, Inc.	2,679,494
58,638	Monster Beverage Corp. (a)	5,651,531
20,815	PepsiCo, Inc.	2,904,941
		19,351,272
	Biotechnology — 2.1%
11,199	AbbVie, Inc.	2,810,277
3,891	Amgen, Inc.	1,498,657
19,565	Biogen, Inc. (a)	3,970,717
49,720	Incyte Corp. (a)	5,942,534
20,763	Natera, Inc. (a)	5,559,501
11,300	Regeneron Pharmaceuticals, Inc.	8,617,719
5,200	United Therapeutics Corp. (a)	2,692,092
2,837	Vertex Pharmaceuticals, Inc. (a)	1,353,533
		32,445,030
	Broadline Retail — 0.7%
11,825	Amazon.com, Inc. (a)	3,211,434
63,045	eBay, Inc.	7,187,760
		10,399,194
	Building Products — 0.5%
28,931	Johnson Controls International PLC	4,243,021
2,458	Lennox International, Inc.	1,022,233
5,738	Trane Technologies PLC	2,610,503
		7,875,757
	Capital Markets — 3.1%
3,073	Ameriprise Financial, Inc.	1,677,366
19,488	Bank of New York Mellon (The) Corp.	3,046,559
5,574	Goldman Sachs Group (The), Inc.	5,676,450
80,944	Interactive Brokers Group, Inc., Class A	7,122,263
10,005	LPL Financial Holdings, Inc.	3,538,769
33,703	Morgan Stanley	7,091,785
24,316	Northern Trust Corp.	4,430,132
18,537	Raymond James Financial, Inc.	3,262,141
28,103	Robinhood Markets, Inc., Class A (a)	2,432,596
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
16,616	State Street Corp.	$3,060,003
61,971	T. Rowe Price Group, Inc.	6,925,259
		48,263,323
	Chemicals — 0.9%
4,806	Air Products and Chemicals, Inc.	1,417,241
16,639	Corteva, Inc.	1,309,656
71,147	International Flavors & Fragrances, Inc.	5,636,265
2,715	Linde PLC	1,298,802
34,852	PPG Industries, Inc.	3,851,843
		13,513,807
	Commercial Services & Supplies — 0.8%
249,923	Copart, Inc. (a)	7,277,758
13,225	Republic Services, Inc.	2,784,524
31,779	Veralto Corp.	2,992,628
		13,054,910
	Communications Equipment — 1.8%
33,179	Arista Networks, Inc. (a)	5,983,833
14,363	Ciena Corp. (a)	5,415,569
47,984	Cisco Systems, Inc.	5,565,664
13,550	F5, Inc. (a)	5,454,824
8,211	Lumentum Holdings, Inc. (a)	5,862,161
		28,282,051
	Construction & Engineering — 1.8%
99,816	API Group Corp. (a)	3,960,699
3,555	Comfort Systems USA, Inc.	6,149,048
8,490	EMCOR Group, Inc.	6,770,181
16,932	MasTec, Inc. (a)	4,454,809
9,784	Quanta Services, Inc.	6,529,450
		27,864,187
	Construction Materials — 0.3%
39,507	CRH PLC	3,753,560
4,776	Vulcan Materials Co.	1,282,690
		5,036,250
	Consumer Finance — 0.9%
8,332	American Express Co.	2,801,635
14,047	Capital One Financial Corp.	2,935,964
78,588	SoFi Technologies, Inc. (a)	1,281,770
92,641	Synchrony Financial	7,021,261
		14,040,630
	Consumer Staples Distribution & Retail — 1.5%
1,772	Casey’s General Stores, Inc.	1,543,412
48,963	Dollar General Corp.	6,220,749
34,950	Dollar Tree, Inc. (a)	4,445,990
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
50,750	Kroger (The) Co.	$2,930,305
43,154	Target Corp.	6,235,322
13,780	US Foods Holding Corp. (a)	1,386,130
12,441	Walmart, Inc.	1,383,439
		24,145,347
	Containers & Packaging — 1.2%
130,019	Amcor PLC	5,835,253
67,743	Ball Corp.	4,396,521
11,828	Packaging Corp. of America	2,907,795
121,838	Smurfit Westrock PLC	5,600,893
		18,740,462
	Diversified REITs — 0.2%
39,415	WP Carey, Inc.	2,900,944
	Diversified Telecommunication Services — 1.7%
63,429	AST SpaceMobile, Inc. (a) (b)	3,741,042
340,355	AT&T, Inc.	7,913,254
286,979	Comcast Corp., Class A	6,876,017
166,400	Verizon Communications, Inc.	7,789,184
		26,319,497
	Electric Utilities — 4.2%
55,409	Alliant Energy Corp.	3,921,849
30,899	American Electric Power Co., Inc.	3,950,437
44,527	Duke Energy Corp.	5,585,022
94,632	Edison International	6,943,150
24,535	Entergy Corp.	2,640,457
65,212	Evergy, Inc.	5,413,248
97,487	Eversource Energy	6,979,094
120,898	Exelon Corp.	5,539,546
59,279	FirstEnergy Corp.	2,863,768
16,053	NextEra Energy, Inc.	1,395,327
418,868	PG&E Corp.	7,279,926
155,055	PPL Corp.	5,459,487
44,167	Southern (The) Co.	4,175,548
52,642	Xcel Energy, Inc.	4,116,604
		66,263,463
	Electrical Equipment — 2.4%
11,647	AMETEK, Inc.	2,815,196
23,276	Bloom Energy Corp., Class A (a)	4,790,434
13,227	Eaton Corp. PLC	5,491,850
9,842	Emerson Electric Co.	1,474,528
5,997	GE Vernova, Inc.	5,938,769
5,387	Hubbell, Inc.	2,545,627
47,309	Nextpower, Inc., Class A (a)	4,251,660
11,385	Rockwell Automation, Inc.	5,465,711
21,043	Vertiv Holdings Co., Class A	5,083,358
		37,857,133
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 1.6%
39,958	Amphenol Corp., Class A	$6,421,251
20,039	CDW Corp.	2,961,965
14,289	Coherent Corp. (a)	3,756,435
22,066	Corning, Inc.	3,050,625
20,126	Keysight Technologies, Inc. (a)	6,421,804
6,990	TE Connectivity PLC	1,437,773
2,113	Teledyne Technologies, Inc. (a)	1,385,219
		25,435,072
	Energy Equipment & Services — 1.1%
101,554	Baker Hughes Co.	6,143,001
166,016	Halliburton Co.	5,354,016
121,237	SLB Ltd.	6,012,143
		17,509,160
	Entertainment — 0.8%
29,620	Liberty Media Corp.-Liberty Formula One, Class C (a)	2,906,610
5,637	Take-Two Interactive Software, Inc. (a)	1,369,340
7,001	TKO Group Holdings, Inc.	1,272,852
73,198	Walt Disney (The) Co.	7,040,916
		12,589,718
	Financial Services — 3.2%
17,279	Affirm Holdings, Inc. (a)	1,235,621
11,909	Apollo Global Management, Inc.	1,495,651
14,080	Berkshire Hathaway, Inc., Class B (a)	7,202,483
8,455	Corpay, Inc. (a)	3,230,740
181,207	Fidelity National Information Services, Inc.	8,112,638
143,635	Fiserv, Inc. (a)	7,747,672
97,098	Global Payments, Inc.	8,164,000
163,163	PayPal Holdings, Inc.	9,334,555
50,649	Toast, Inc., Class A (a)	1,634,443
4,107	Visa, Inc., Class A	1,503,696
		49,661,499
	Food Products — 1.8%
36,887	Archer-Daniels-Midland Co.	2,924,032
39,606	Bunge Global S.A.	4,207,345
202,453	General Mills, Inc.	7,237,695
8,030	Hershey (The) Co.	1,405,651
139,732	McCormick & Co., Inc.	7,112,359
24,361	Mondelez International, Inc., Class A	1,517,934
73,837	Tyson Foods, Inc., Class A	4,279,593
		28,684,609
Shares	Description	Value

	Gas Utilities — 0.3%
24,538	Atmos Energy Corp.	$4,239,676
	Ground Transportation — 0.8%
29,646	CSX Corp.	1,494,159
4,868	J.B. Hunt Transport Services, Inc.	1,322,879
6,506	Old Dominion Freight Line, Inc.	1,380,183
19,526	Uber Technologies, Inc. (a)	1,373,849
10,361	Union Pacific Corp.	3,026,759
20,592	XPO, Inc. (a)	4,138,374
		12,736,203
	Health Care Equipment & Supplies — 2.1%
46,586	Abbott Laboratories	4,924,140
27,935	Becton Dickinson & Co.	4,626,595
19,651	Cooper (The) Cos., Inc. (a)	1,421,160
20,921	Dexcom, Inc. (a)	1,745,857
31,155	Edwards Lifesciences Corp. (a)	2,681,511
66,039	GE HealthCare Technologies, Inc.	4,491,973
72,048	Medtronic PLC	6,152,179
81,838	Zimmer Biomet Holdings, Inc.	7,687,043
		33,730,458
	Health Care Providers & Services — 2.1%
17,795	Cardinal Health, Inc.	4,093,384
25,557	Cigna Group (The)	7,131,681
27,242	CVS Health Corp.	2,844,882
10,930	Elevance Health, Inc.	4,107,931
3,614	HCA Healthcare, Inc.	1,454,960
15,097	Labcorp Holdings, Inc.	4,667,992
19,944	Quest Diagnostics, Inc.	4,647,152
15,065	Tenet Healthcare Corp. (a)	3,838,261
		32,786,243
	Health Care REITs — 0.6%
31,736	Ventas, Inc.	2,967,633
24,832	Welltower, Inc.	5,821,614
		8,789,247
	Hotels, Restaurants & Leisure — 1.4%
19,693	Airbnb, Inc., Class A (a)	2,983,883
49,321	Carnival Corp., Ltd.	1,371,617
13,681	Darden Restaurants, Inc.	2,785,178
7,636	DoorDash, Inc., Class A (a)	1,497,878
8,528	Hilton Worldwide Holdings, Inc.	2,733,139
30,506	Las Vegas Sands Corp.	1,491,438
11,406	Marriott International, Inc., Class A	4,252,499
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
8,875	Royal Caribbean Cruises Ltd.	$2,824,913
8,814	Yum! Brands, Inc.	1,351,010
		21,291,555
	Household Durables — 2.0%
43,255	D.R. Horton, Inc.	6,188,060
11,864	Garmin Ltd.	3,485,406
77,857	Lennar Corp., Class A	6,411,524
827	NVR, Inc. (a)	5,083,610
51,348	PulteGroup, Inc.	6,493,982
53,920	Somnigroup International, Inc.	3,522,594
		31,185,176
	Household Products — 0.4%
14,545	Church & Dwight Co., Inc.	1,437,192
25,672	Kimberly-Clark Corp.	2,806,206
19,217	Procter & Gamble (The) Co.	2,776,664
		7,020,062
	Independent Power and Renewable Electricity Producers — 0.3%
14,667	Talen Energy Corp. (a)	4,900,245
	Industrial Conglomerates — 0.5%
8,702	3M Co.	1,533,989
10,388	DuPont de Nemours, Inc.	1,423,156
18,880	Honeywell International, Inc.	4,588,784
		7,545,929
	Insurance — 5.7%
36,053	Aflac, Inc.	4,596,036
29,609	Allstate (The) Corp.	7,819,145
94,531	American International Group, Inc.	7,428,246
72,588	Arch Capital Group Ltd. (a)	7,297,272
6,137	Arthur J. Gallagher & Co.	1,530,691
65,895	Brown & Brown, Inc.	4,639,008
16,541	Chubb Ltd.	5,800,598
30,444	Cincinnati Financial Corp.	5,409,290
53,165	Hartford Insurance Group (The), Inc.	7,544,645
49,787	Loews Corp.	5,775,790
2,886	Markel Group, Inc. (a)	5,432,433
16,908	Marsh & McLennan Cos., Inc.	3,207,278
16,655	MetLife, Inc.	1,601,045
26,147	Principal Financial Group, Inc.	2,972,914
12,900	Progressive (The) Corp.	2,727,318
39,166	Prudential Financial, Inc.	4,781,385
21,341	Travelers (The) Cos., Inc.	7,989,217
39,957	W.R. Berkley Corp.	2,898,481
		89,450,792
Shares	Description	Value

	Interactive Media & Services — 0.5%
15,771	Alphabet, Inc., Class A	$5,616,526
16,236	Reddit, Inc., Class A (a)	2,283,918
		7,900,444
	IT Services — 2.4%
56,617	Accenture PLC, Class A	9,393,893
17,234	Cloudflare, Inc., Class A (a)	4,807,941
181,910	Cognizant Technology Solutions Corp., Class A	10,068,718
42,468	CoreWeave, Inc., Class A (a)	3,047,928
5,010	International Business Machines Corp.	1,120,487
12,584	MongoDB, Inc. (a)	4,246,848
16,610	Snowflake, Inc. (a)	4,871,381
		37,557,196
	Life Sciences Tools & Services — 1.8%
21,217	Agilent Technologies, Inc.	2,935,796
7,398	Danaher Corp.	1,442,462
32,057	Illumina, Inc. (a)	6,574,891
14,586	IQVIA Holdings, Inc. (a)	3,428,002
7,981	Medpace Holdings, Inc. (a)	4,605,915
5,622	Thermo Fisher Scientific, Inc.	3,228,714
15,700	West Pharmaceutical Services, Inc.	5,353,072
		27,568,852
	Machinery — 2.8%
6,616	Caterpillar, Inc.	5,390,783
7,903	Cummins, Inc.	5,012,083
12,565	Dover Corp.	2,571,050
23,065	Fortive Corp.	1,365,679
5,208	Illinois Tool Works, Inc.	1,494,436
7,125	ITT, Inc.	1,396,357
14,011	Nordson Corp.	4,172,195
23,461	PACCAR, Inc.	3,112,805
2,881	Parker-Hannifin Corp.	2,813,383
8,752	RBC Bearings, Inc. (a)	4,825,065
10,504	Snap-on, Inc.	4,310,947
15,679	Westinghouse Air Brake Technologies Corp.	4,560,394
23,840	Xylem, Inc.	2,788,565
		43,813,742
	Media — 1.1%
5,468	AppLovin Corp., Class A (a)	2,164,781
49,543	Charter Communications, Inc., Class A (a)	7,182,744
13,884	EchoStar Corp., Class A (a)	1,167,506
54,028	Fox Corp., Class A	3,146,050
113,498	News Corp., Class A	3,128,005
		16,789,086
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining — 1.5%
67,216	Freeport-McMoRan, Inc.	$4,209,738
91,321	Hecla Mining Co.	1,289,452
30,173	Newmont Corp.	2,827,512
25,303	Nucor Corp.	6,510,209
11,316	Reliance, Inc.	4,595,428
18,422	Steel Dynamics, Inc.	4,628,712
		24,061,051
	Mortgage REITs — 0.4%
252,070	Annaly Capital Management, Inc.	5,727,030
	Multi-Utilities — 2.3%
37,395	Ameren Corp.	4,098,866
95,986	CenterPoint Energy, Inc.	4,035,251
55,257	CMS Energy Corp.	3,977,951
50,947	Consolidated Edison, Inc.	5,545,581
27,743	DTE Energy Co.	3,935,899
88,899	NiSource, Inc.	3,949,783
52,086	Public Service Enterprise Group, Inc.	3,993,955
30,398	Sempra	2,691,743
36,202	WEC Energy Group, Inc.	3,961,223
		36,190,252
	Oil, Gas & Consumable Fuels — 6.1%
34,002	Chevron Corp.	6,692,614
67,769	ConocoPhillips	8,164,809
170,508	Devon Energy Corp.	7,695,026
24,047	Diamondback Energy, Inc.	4,880,339
54,307	EOG Resources, Inc.	8,074,908
132,506	EQT Corp.	7,061,245
77,260	Expand Energy Corp.	7,264,758
41,225	ExxonMobil Holdings Corp.	6,408,014
132,225	Kinder Morgan, Inc.	4,255,000
16,533	Marathon Petroleum Corp.	5,232,198
116,044	Occidental Petroleum Corp.	6,622,631
64,830	ONEOK, Inc.	5,887,212
33,341	Phillips 66	7,057,623
5,255	Targa Resources Corp.	1,420,794
3,220	Texas Pacific Land Corp.	1,296,308
21,641	Valero Energy Corp.	6,771,469
18,955	Williams (The) Cos., Inc.	1,356,041
		96,140,989
	Passenger Airlines — 0.8%
60,177	Delta Air Lines, Inc.	5,261,877
54,807	Southwest Airlines Co.	2,464,671
41,447	United Airlines Holdings, Inc. (a)	5,028,764
		12,755,312
Shares	Description	Value

	Pharmaceuticals — 1.5%
73,364	Bristol-Myers Squibb Co.	$4,791,403
4,699	Eli Lilly & Co.	5,398,399
11,097	Johnson & Johnson	2,844,716
21,932	Merck & Co., Inc.	2,855,546
292,581	Pfizer, Inc.	7,317,451
		23,207,515
	Professional Services — 0.4%
90,834	SS&C Technologies Holdings, Inc.	6,998,760
	Real Estate Management & Development — 0.5%
10,463	CBRE Group, Inc., Class A (a)	1,536,073
18,184	Jones Lang LaSalle, Inc. (a)	6,455,866
		7,991,939
	Residential REITs — 1.2%
62,228	Equity Residential	4,135,051
4,832	Essex Property Trust, Inc.	1,372,964
139,928	Invitation Homes, Inc.	4,158,660
10,142	Mid-America Apartment Communities, Inc.	1,342,192
58,756	Sun Communities, Inc.	7,255,191
		18,264,058
	Retail REITs — 0.3%
18,901	Simon Property Group, Inc.	4,335,322
	Semiconductors & Semiconductor Equipment — 5.2%
12,128	Advanced Micro Devices, Inc. (a)	5,774,747
17,739	Analog Devices, Inc.	6,517,486
7,796	Applied Materials, Inc.	3,957,795
14,586	Astera Labs, Inc. (a)	4,539,601
11,189	Broadcom, Inc.	4,355,654
25,907	Credo Technology Group Holding Ltd. (a)	5,362,490
17,914	First Solar, Inc. (a)	3,780,391
18,682	KLA Corp.	3,415,443
13,007	Lam Research Corp.	3,811,311
18,523	MACOM Technology Solutions Holdings, Inc. (a)	4,657,423
23,651	Marvell Technology, Inc.	4,435,982
6,103	Micron Technology, Inc.	5,022,952
15,839	MKS, Inc.	4,711,311
4,077	Monolithic Power Systems, Inc.	5,813,924
21,126	NVIDIA Corp.	4,241,045
10,027	NXP Semiconductors N.V.	2,297,787
22,877	QUALCOMM, Inc.	3,376,874
14,562	Teradyne, Inc.	5,354,302
		81,426,518
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 2.5%
11,263	Cadence Design Systems, Inc. (a)	$3,829,645
29,543	Crowdstrike Holdings, Inc., Class A (a)	5,638,577
27,060	Datadog, Inc., Class A (a)	7,251,268
45,862	Fortinet, Inc. (a)	7,427,351
12,396	Palo Alto Networks, Inc. (a)	4,113,365
16,656	Roper Technologies, Inc.	6,528,652
55,064	Trimble, Inc. (a)	3,115,521
16,326	Zoom Communications, Inc. (a)	1,568,439
		39,472,818
	Specialized REITs — 1.0%
1,352	Equinix, Inc.	1,378,067
19,395	Extra Space Storage, Inc.	2,871,236
4,428	Public Storage	1,435,425
265,361	VICI Properties, Inc.	6,992,262
117,717	Weyerhaeuser Co.	2,946,456
		15,623,446
	Specialty Retail — 1.6%
13,344	Burlington Stores, Inc. (a)	4,916,997
21,408	Carvana Co. (a)	1,335,003
3,995	Home Depot (The), Inc.	1,326,180
6,389	Lowe’s Cos., Inc.	1,327,698
15,300	O’Reilly Automotive, Inc. (a)	1,367,055
19,860	Ross Stores, Inc.	4,986,250
9,301	TJX (The) Cos., Inc.	1,463,419
178,307	Tractor Supply Co.	5,486,507
12,090	Williams-Sonoma, Inc.	2,764,500
		24,973,609
	Technology Hardware, Storage & Peripherals — 2.9%
9,740	Apple, Inc.	3,008,783
16,329	Dell Technologies, Inc., Class C	6,619,287
71,535	Everpure, Inc., Class A (a)	5,520,356
62,473	Hewlett Packard Enterprise Co.	2,992,457
128,448	HP, Inc.	3,502,777
9,105	NetApp, Inc.	1,625,242
3,100	Sandisk Corp. (a)	3,765,973
7,301	Seagate Technology Holdings PLC	6,250,605
240,209	Super Micro Computer, Inc. (a)	6,821,936
11,030	Western Digital Corp.	6,009,585
		46,117,001
	Textiles, Apparel & Luxury Goods — 0.7%
70,956	Deckers Outdoor Corp. (a)	6,874,217
68,653	NIKE, Inc., Class B	2,863,517
9,625	Tapestry, Inc.	1,466,561
		11,204,295
Shares	Description	Value

	Tobacco — 0.3%
39,169	Altria Group, Inc.	$2,676,418
7,788	Philip Morris International, Inc.	1,486,106
		4,162,524
	Trading Companies & Distributors — 0.8%
58,675	Fastenal Co.	2,799,384
5,936	Ferguson Enterprises, Inc.	1,390,983
81,542	QXO, Inc. (a)	1,084,509
4,974	United Rentals, Inc.	5,368,239
1,035	W.W. Grainger, Inc.	1,430,598
		12,073,713
	Water Utilities — 0.3%
32,127	American Water Works Co., Inc.	4,310,480
	Wireless Telecommunication Services — 0.4%
33,603	T-Mobile US, Inc.	5,803,574
	Total Common Stocks	1,564,390,942
	(Cost $1,342,367,573)
MONEY MARKET FUNDS — 0.1%
1,354,774	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	1,354,774
	(Cost $1,354,774)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$2,969,200	Daiwa Capital Markets America, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $2,970,101. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $3,028,584. (d)	2,969,200
	(Cost $2,969,200)

	Total Investments — 100.2%	1,568,714,916
	(Cost $1,346,691,547)
	Net Other Assets and Liabilities — (0.2)%	(2,765,941)
	Net Assets — 100.0%	$1,565,948,975

See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2026
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,921,811 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,969,200.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,564,390,942	$1,564,390,942	$—	$—
Money Market Funds	1,354,774	1,354,774	—	—
Repurchase Agreements	2,969,200	—	2,969,200	—
Total Investments	$1,568,714,916	$1,565,745,716	$2,969,200	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,921,811
Non-cash Collateral(2)	(2,921,811)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,969,200
Non-cash Collateral(4)	(2,969,200)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.6%
7,207	AAR Corp. (a)	$1,009,268
41,177	Hexcel Corp.	4,239,172
24,139	Leonardo DRS, Inc.	1,111,601
38,334	Loar Holdings, Inc. (a)	2,623,962
33,680	Mercury Systems, Inc. (a)	3,270,328
12,151	Moog, Inc., Class A	4,737,068
103,312	StandardAero, Inc. (a)	3,028,075
9,016	VSE Corp.	1,752,620
		21,772,094
	Air Freight & Logistics — 0.2%
40,632	GXO Logistics, Inc. (a)	2,038,101
	Automobile Components — 1.1%
31,024	BorgWarner, Inc.	1,977,470
203,803	Gentex Corp.	4,760,838
38,416	Lear Corp.	5,018,666
45,890	Patrick Industries, Inc.	3,788,220
		15,545,194
	Automobiles — 0.4%
68,522	Thor Industries, Inc.	5,137,094
	Banks — 6.4%
22,823	Ameris Bancorp	1,990,394
133,900	Associated Banc-Corp.	4,134,832
48,689	Atlantic Union Bankshares Corp.	2,065,874
21,153	Axos Financial, Inc. (a)	2,145,126
79,096	Bank OZK	4,057,625
22,250	BOK Financial Corp.	3,143,702
96,414	Columbia Banking System, Inc.	3,014,866
35,671	Commerce Bancshares, Inc.	2,114,220
13,333	Cullen/Frost Bankers, Inc.	2,217,811
185,255	Eastern Bankshares, Inc.	4,253,455
29,770	First Financial Bankshares, Inc.	1,046,118
120,516	First Horizon Corp.	3,090,030
68,944	Flagstar Bank N.A.	980,384
161,953	FNB Corp.	3,060,912
19,969	Glacier Bancorp, Inc.	984,272
27,570	Hancock Whitney Corp.	2,122,890
108,233	Home BancShares, Inc.	3,362,799
40,685	International Bancshares Corp.	3,114,030
119,307	Old National Bancorp	3,178,338
10,211	Pinnacle Financial Partners, Inc.	1,074,503
12,548	Popular, Inc.	2,198,535
42,313	Prosperity Bancshares, Inc.	3,167,974
11,874	ServisFirst Bancshares, Inc.	1,062,723
41,241	SouthState Bank Corp.	4,334,017
29,925	Texas Capital Bancshares, Inc.	2,958,086
21,645	UMB Financial Corp.	3,154,326
67,424	United Bankshares, Inc.	3,266,693
Shares	Description	Value

	Banks (Continued)
88,060	United Community Banks, Inc.	$3,120,846
210,926	Valley National Bancorp	3,014,133
50,123	Western Alliance Bancorp	4,034,400
19,227	Wintrust Financial Corp.	3,067,476
44,660	Zions Bancorp N.A.	3,112,802
		87,644,192
	Beverages — 0.6%
115,949	Brown-Forman Corp., Class B	3,331,215
21,580	Coca-Cola Consolidated, Inc.	4,054,882
42,145	Primo Brands Corp.	956,691
		8,342,788
	Biotechnology — 4.2%
40,712	ACADIA Pharmaceuticals, Inc. (a)	1,053,219
50,547	Arrowhead Pharmaceuticals, Inc. (a)	4,278,804
18,000	BioMarin Pharmaceutical, Inc. (a)	1,080,360
27,659	Bridgebio Pharma, Inc. (a)	2,215,209
57,989	CG Oncology, Inc. (a)	4,128,237
48,364	Cytokinetics, Inc. (a)	3,730,315
56,792	Exelixis, Inc. (a)	3,011,680
52,640	Halozyme Therapeutics, Inc. (a)	4,344,906
470,597	ImmunityBio, Inc. (a) (b)	3,374,181
25,981	Ionis Pharmaceuticals, Inc. (a)	1,345,036
13,857	Krystal Biotech, Inc. (a)	4,726,900
17,965	Kymera Therapeutics, Inc. (a)	1,857,581
3,836	Madrigal Pharmaceuticals, Inc. (a)	1,792,640
35,193	Mirum Pharmaceuticals, Inc. (a)	3,728,698
24,447	Neurocrine Biosciences, Inc. (a)	4,077,760
16,805	Protagonist Therapeutics, Inc. (a)	2,296,235
12,627	PTC Therapeutics, Inc. (a)	858,762
27,831	Rhythm Pharmaceuticals, Inc. (a)	2,762,227
58,210	Roivant Sciences Ltd. (a)	1,973,901
93,741	TG Therapeutics, Inc. (a)	4,877,344
		57,513,995
	Broadline Retail — 1.1%
7,796	Dillard’s, Inc., Class A	4,586,699
68,367	Etsy, Inc. (a)	5,584,216
218,688	Macy’s, Inc.	5,427,836
		15,598,751
	Building Products — 2.0%
40,597	AAON, Inc.	3,615,569
13,126	Advanced Drainage Systems, Inc.	1,817,688
23,023	Builders FirstSource, Inc. (a)	1,529,648
2,839	Carlisle Cos., Inc.	1,021,813
3,702	CSW Industrials, Inc.	1,180,679
37,524	Fortune Brands Innovations, Inc.	1,848,432
13,095	Louisiana-Pacific Corp.	948,471
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
12,658	Masco Corp.	$904,794
19,288	Modine Manufacturing Co. (a)	3,878,045
66,239	Resideo Technologies, Inc. (a)	2,271,998
9,841	Simpson Manufacturing Co., Inc.	1,847,549
20,584	Trex Co., Inc. (a)	892,522
45,405	UFP Industries, Inc.	3,938,430
40,769	Zurn Elkay Water Solutions Corp.	2,059,242
		27,754,880
	Capital Markets — 3.5%
12,176	Affiliated Managers Group, Inc.	4,465,305
398,076	Blue Owl Technology Finance Corp.	3,956,876
9,050	Evercore, Inc., Class A	2,901,068
17,907	FactSet Research Systems, Inc.	4,713,122
37,307	Federated Hermes, Inc.	2,236,928
61,919	Franklin Resources, Inc.	2,096,577
188,372	Galaxy Digital, Inc., Class A (a)	3,957,696
117,092	Invesco Ltd.	3,465,923
82,435	Jefferies Financial Group, Inc.	4,500,951
49,119	Lazard, Inc.	2,081,663
31,490	Moelis & Co., Class A	2,112,349
6,824	PJT Partners, Inc., Class A	1,148,548
11,743	SEI Investments Co.	1,209,294
44,289	Stifel Financial Corp.	3,672,001
49,014	Victory Capital Holdings, Inc., Class A	4,853,856
		47,372,157
	Chemicals — 1.5%
6,096	Balchem Corp.	1,021,415
47,571	CF Industries Holdings, Inc.	5,955,414
61,513	Eastman Chemical Co.	4,302,834
194,434	Mosaic (The) Co.	4,300,880
3,906	NewMarket Corp.	3,320,725
18,534	RPM International, Inc.	1,984,436
		20,885,704
	Commercial Services & Supplies — 0.3%
10,900	Brink’s (The) Co.	1,291,105
3,447	Clean Harbors, Inc. (a)	1,078,497
5,900	MSA Safety, Inc.	1,122,593
		3,492,195
	Communications Equipment — 0.7%
125,003	Ondas, Inc. (a) (b)	936,273
57,344	Viasat, Inc. (a)	4,411,474
107,854	Viavi Solutions, Inc. (a)	3,985,205
		9,332,952
Shares	Description	Value

	Construction & Engineering — 2.7%
5,159	Argan, Inc.	$2,942,848
26,016	Construction Partners, Inc., Class A (a)	2,688,753
10,187	Dycom Industries, Inc. (a)	4,085,700
31,033	Everus Construction Group, Inc. (a)	3,892,469
19,661	Fluor Corp. (a)	986,392
32,578	Granite Construction, Inc.	3,940,961
7,009	IES Holdings, Inc. (a)	5,218,481
10,392	Primoris Services Corp.	877,189
6,136	Sterling Infrastructure, Inc. (a)	3,661,781
62,072	Tutor Perini Corp.	5,198,530
7,134	Valmont Industries, Inc.	3,436,448
		36,929,552
	Construction Materials — 0.2%
13,734	Eagle Materials, Inc.	2,814,646
	Consumer Finance — 1.6%
89,664	Ally Financial, Inc.	3,885,141
1,618	Credit Acceptance Corp. (a)	920,496
21,394	Enova International, Inc. (a)	5,437,071
19,046	FirstCash Holdings, Inc.	3,885,574
67,575	OneMain Holdings, Inc.	4,228,844
158,832	SLM Corp.	4,128,838
		22,485,964
	Consumer Staples Distribution & Retail — 0.9%
152,257	Albertsons Cos., Inc., Class A	1,763,136
23,619	BJ’s Wholesale Club Holdings, Inc. (a)	2,309,466
65,260	Maplebear, Inc. (a)	2,910,596
5,273	PriceSmart, Inc.	1,022,487
48,711	Sprouts Farmers Market, Inc. (a)	4,245,651
		12,251,336
	Containers & Packaging — 1.6%
32,909	AptarGroup, Inc.	4,408,490
12,689	Avery Dennison Corp.	2,153,704
18,423	Crown Holdings, Inc.	2,171,150
487,237	Graphic Packaging Holding Co.	5,228,053
88,814	Silgan Holdings, Inc.	3,550,784
73,115	Sonoco Products Co.	4,120,761
		21,632,942
	Distributors — 0.4%
195,598	LKQ Corp.	4,391,175
4,793	Pool Corp.	890,108
		5,281,283
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 1.3%
792,322	ADT, Inc.	$6,053,340
66,375	Frontdoor, Inc. (a)	4,820,816
81,147	H&R Block, Inc.	3,572,902
85,079	Laureate Education, Inc. (a)	3,259,377
		17,706,435
	Diversified Telecommunication Services — 0.1%
268,234	Lumen Technologies, Inc. (a)	1,711,333
	Electric Utilities — 0.9%
13,616	IDACORP, Inc.	1,945,863
63,502	OGE Energy Corp.	3,006,820
28,879	Pinnacle West Capital Corp.	2,916,490
79,492	Portland General Electric Co.	3,921,340
		11,790,513
	Electrical Equipment — 1.2%
8,204	Acuity, Inc.	2,694,112
22,026	EnerSys	4,097,937
175,173	Eos Energy Enterprises, Inc. (a) (b)	592,085
14,388	Powell Industries, Inc.	3,002,488
4,324	Regal Rexnord Corp.	887,415
230,945	Sunrun, Inc. (a)	2,265,570
13,560	Vicor Corp. (a)	2,811,937
		16,351,544
	Electronic Equipment, Instruments & Components — 2.8%
11,049	Advanced Energy Industries, Inc.	3,198,906
14,480	Arrow Electronics, Inc. (a)	3,135,934
34,790	Avnet, Inc.	3,090,744
17,180	Belden, Inc.	2,131,179
71,115	Cognex Corp.	4,639,542
47,614	Itron, Inc. (a)	4,745,211
41,967	Ralliant Corp.	2,743,383
20,350	Sanmina Corp. (a)	3,776,146
7,706	TD SYNNEX Corp.	1,970,424
27,538	TTM Technologies, Inc. (a)	3,178,987
142,071	Vontier Corp.	4,564,741
3,913	Zebra Technologies Corp., Class A (a)	1,149,718
		38,324,915
	Energy Equipment & Services — 0.7%
101,205	Archrock, Inc.	3,619,091
111,053	NOV, Inc.	2,157,759
50,553	Weatherford International PLC	4,438,048
		10,214,898
Shares	Description	Value

	Entertainment — 0.4%
12,816	Madison Square Garden Sports Corp. (a)	$5,045,403
38,051	Warner Music Group Corp., Class A	987,804
		6,033,207
	Financial Services — 2.1%
112,668	Enact Holdings, Inc.	5,331,450
80,120	Essent Group Ltd.	5,284,715
52,753	HA Sustainable Infrastructure Capital, Inc.	1,997,756
182,628	MGIC Investment Corp.	5,486,145
11,825	PennyMac Financial Services, Inc.	891,723
136,716	Radian Group, Inc.	5,330,557
22,755	Voya Financial, Inc.	2,262,530
14,601	WEX, Inc. (a)	2,729,803
		29,314,679
	Food Products — 2.5%
185,005	Campbell’s (The) Co. (b)	4,066,410
153,048	Conagra Brands, Inc.	2,220,727
56,573	Darling Ingredients, Inc. (a)	3,430,587
82,999	Hormel Foods Corp.	2,075,805
54,378	Ingredion, Inc.	5,408,436
71,562	Lamb Weston Holdings, Inc.	3,760,583
27,068	Marzetti (The) Company	2,892,757
58,352	Post Holdings, Inc. (a)	5,333,956
1,154	Seaboard Corp.	5,092,902
		34,282,163
	Gas Utilities — 2.2%
145,688	MDU Resources Group, Inc.	2,906,476
66,703	National Fuel Gas Co.	5,490,324
73,520	New Jersey Resources Corp.	4,256,073
53,459	ONE Gas, Inc.	4,151,091
46,460	Southwest Gas Holdings, Inc.	4,153,524
52,760	Spire, Inc.	4,213,414
149,104	UGI Corp.	5,385,636
		30,556,538
	Ground Transportation — 1.0%
13,228	Knight-Swift Transportation Holdings, Inc.	919,743
352,505	Lyft, Inc., Class A (a)	5,590,729
11,715	Ryder System, Inc.	3,003,960
2,446	Saia, Inc. (a)	850,303
53,553	U-Haul Holding Co.	3,351,347
		13,716,082
	Health Care Equipment & Supplies — 1.3%
12,214	Align Technology, Inc. (a)	2,066,120
29,479	Glaukos Corp. (a)	4,914,739
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
13,036	Globus Medical, Inc., Class A (a)	$1,027,107
37,139	Lantheus Holdings, Inc. (a)	3,700,530
66,755	Solventum Corp. (a)	5,703,547
		17,412,043
	Health Care Providers & Services — 2.8%
216,299	Alignment Healthcare, Inc. (a)	3,212,040
73,846	BrightSpring Health Services, Inc. (a)	4,409,345
2,210	Chemed Corp.	1,176,272
4,629	DaVita, Inc. (a)	1,111,377
10,190	Encompass Health Corp.	1,131,803
6,426	Ensign Group (The), Inc.	1,144,856
34,326	Guardant Health, Inc. (a)	5,560,469
24,666	Henry Schein, Inc. (a)	2,115,109
89,127	Hims & Hers Health, Inc. (a)	2,475,057
147,356	Option Care Health, Inc. (a)	3,393,609
120,781	PACS Group, Inc. (a)	5,557,134
16,702	RadNet, Inc. (a)	1,065,254
34,637	Universal Health Services, Inc., Class B	5,834,256
		38,186,581
	Health Care REITs — 0.6%
19,489	Alexandria Real Estate Equities, Inc.	1,002,709
19,751	American Healthcare REIT, Inc.	1,098,155
51,054	CareTrust REIT, Inc.	2,141,205
51,067	Healthcare Realty Trust, Inc.	1,072,918
96,264	Healthpeak Properties, Inc.	2,101,443
21,603	Omega Healthcare Investors, Inc.	1,093,760
		8,510,190
	Hotel & Resort REITs — 0.6%
173,770	Host Hotels & Resorts, Inc.	4,366,840
24,038	Ryman Hospitality Properties, Inc.	3,212,679
		7,579,519
	Hotels, Restaurants & Leisure — 2.3%
58,304	Boyd Gaming Corp.	4,959,338
12,262	Brinker International, Inc. (a)	2,620,389
13,126	Cava Group, Inc. (a)	856,209
18,682	Choice Hotels International, Inc. (b)	2,082,856
40,778	DraftKings, Inc., Class A (a)	957,468
43,031	Dutch Bros, Inc., Class A (a)	2,832,731
21,255	Hyatt Hotels Corp., Class A	3,699,645
100,884	Life Time Group Holdings, Inc. (a)	4,549,868
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
21,544	MGM Resorts International (a)	$960,216
48,794	Norwegian Cruise Line Holdings Ltd. (a)	904,153
15,991	Texas Roadhouse, Inc.	3,285,191
40,429	Travel + Leisure Co.	3,073,413
7,566	Vail Resorts, Inc.	1,130,209
		31,911,686
	Household Durables — 1.3%
23,377	Champion Homes, Inc. (a)	1,861,043
49,136	Meritage Homes Corp.	3,449,347
42,447	Mohawk Industries, Inc. (a)	5,225,226
25,009	Toll Brothers, Inc.	3,648,563
104,518	Whirlpool Corp.	3,919,425
		18,103,604
	Household Products — 0.2%
115,086	Reynolds Consumer Products, Inc.	2,870,245
	Independent Power and Renewable Electricity Producers — 0.1%
30,135	Clearway Energy, Inc., Class C	956,184
9,459	Ormat Technologies, Inc.	923,009
		1,879,193
	Industrial REITs — 0.6%
5,086	EastGroup Properties, Inc.	1,063,025
16,800	First Industrial Realty Trust, Inc.	1,106,112
47,631	Lineage, Inc.	2,018,125
92,241	Rexford Industrial Realty, Inc.	3,483,943
15,902	Terreno Realty Corp.	1,139,378
		8,810,583
	Insurance — 5.3%
14,721	American Financial Group, Inc.	2,086,260
11,508	Assurant, Inc.	3,212,919
38,348	Axis Capital Holdings Ltd.	4,038,811
14,417	Everest Group Ltd.	5,394,121
65,523	Fidelity National Financial, Inc.	3,380,332
75,086	First American Financial Corp.	5,630,699
17,294	Globe Life, Inc.	3,151,832
19,242	Hanover Insurance Group (The), Inc.	4,476,266
31,669	Lemonade, Inc. (a)	1,529,929
116,551	Lincoln National Corp.	5,315,891
48,302	Mercury General Corp.	5,174,110
100,687	Old Republic International Corp.	4,350,685
10,872	Primerica, Inc.	3,478,605
14,531	Reinsurance Group of America, Inc.	3,441,667
16,251	RenaissanceRe Holdings Ltd.	5,199,995
52,312	RLI Corp.	3,203,587
31,853	Selective Insurance Group, Inc.	3,019,346
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
23,042	Unum Group	$1,984,147
2,483	White Mountains Insurance Group Ltd.	5,208,664
		73,277,866
	Interactive Media & Services — 0.3%
81,211	Match Group, Inc.	3,200,525
48,979	Pinterest, Inc., Class A (a)	1,175,986
		4,376,511
	IT Services — 1.9%
8,713	Akamai Technologies, Inc. (a)	1,003,564
138,072	Applied Digital Corp. (a)	3,781,792
26,237	DigitalOcean Holdings, Inc. (a)	3,082,848
64,904	EPAM Systems, Inc. (a)	6,851,266
15,892	Gartner, Inc. (a)	2,400,010
364,286	Kyndryl Holdings, Inc. (a)	4,936,075
30,196	Okta, Inc. (a)	4,285,718
		26,341,273
	Leisure Products — 0.8%
34,760	Acushnet Holdings Corp.	3,520,145
12,472	Hasbro, Inc.	1,171,620
371,043	Mattel, Inc. (a)	5,599,039
		10,290,804
	Life Sciences Tools & Services — 0.7%
7,016	Bio-Rad Laboratories, Inc., Class A (a)	2,283,568
13,626	Charles River Laboratories International, Inc. (a)	3,168,181
9,258	Revvity, Inc.	1,041,710
116,059	Sotera Health Co. (a)	2,072,814
35,562	Tempus AI, Inc., Class A (a)	1,560,105
		10,126,378
	Machinery — 3.6%
43,026	AGCO Corp.	4,395,536
18,273	Allison Transmission Holdings, Inc.	2,092,989
40,401	Atmus Filtration Technologies, Inc.	2,085,904
9,235	Crane Co.	1,971,303
11,474	Donaldson Co., Inc.	1,081,310
20,887	Esab Corp.	1,807,352
11,771	ESCO Technologies, Inc.	3,711,279
24,049	Federal Signal Corp.	3,004,922
27,778	Flowserve Corp.	2,110,850
19,219	Franklin Electric Co., Inc.	2,012,614
4,538	IDEX Corp.	1,045,782
21,311	JBT Marel Corp.	2,950,934
7,760	Lincoln Electric Holdings, Inc.	2,027,766
Shares	Description	Value

	Machinery (Continued)
50,273	Mueller Industries, Inc.	$3,338,630
119,631	Mueller Water Products, Inc., Class A	3,019,486
26,844	Oshkosh Corp.	3,822,854
12,603	SPX Technologies, Inc. (a)	2,767,871
10,943	Stanley Black & Decker, Inc.	1,034,989
7,087	Timken (The) Co.	974,817
10,574	Toro (The) Co.	971,433
10,525	Watts Water Technologies, Inc., Class A	3,639,440
		49,868,061
	Marine Transportation — 0.7%
30,301	Kirby Corp. (a)	3,973,673
26,791	Matson, Inc.	5,427,589
		9,401,262
	Media — 0.8%
14,718	New York Times (The) Co., Class A	1,102,231
17,302	Nexstar Media Group, Inc.	3,296,550
104,465	Paramount Skydance Corp., Class B (b)	831,541
174,343	Sirius XM Holdings, Inc.	5,164,040
		10,394,362
	Metals & Mining — 1.3%
79,019	Alcoa Corp.	3,576,400
44,774	Century Aluminum Co. (a)	2,004,532
126,228	Coeur Mining, Inc.	1,882,059
82,073	Commercial Metals Co.	5,640,057
55,169	MP Materials Corp. (a)	2,282,342
38,074	Warrior Met Coal, Inc.	3,023,456
		18,408,846
	Mortgage REITs — 0.7%
188,995	AGNC Investment Corp.	2,014,687
548,466	Rithm Capital Corp.	5,418,844
125,766	Starwood Property Trust, Inc.	2,009,740
		9,443,271
	Multi-Utilities — 0.3%
55,378	Black Hills Corp.	3,943,467
	Office REITs — 1.0%
31,067	BXP, Inc.	2,178,418
68,714	Cousins Properties, Inc.	2,167,927
109,957	Kilroy Realty Corp.	4,268,531
131,045	Vornado Realty Trust	5,161,862
		13,776,738
	Oil, Gas & Consumable Fuels — 6.4%
45,275	Antero Midstream Corp.	994,692
146,560	Antero Resources Corp. (a)	5,296,678
158,123	APA Corp.	5,901,150
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
36,046	Chord Energy Corp.	$5,060,138
151,785	CNX Resources Corp. (a)	5,433,903
345,181	Comstock Resources, Inc. (a)	4,577,100
51,489	Core Natural Resources, Inc.	4,110,882
21,058	DT Midstream, Inc.	2,906,004
73,943	HF Sinclair Corp.	6,763,566
201,332	Magnolia Oil & Gas Corp., Class A	5,176,246
103,456	Matador Resources Co.	5,161,420
126,538	Murphy Oil Corp.	5,028,620
97,818	Ovintiv, Inc.	6,109,712
133,653	Peabody Energy Corp.	2,849,482
279,744	Permian Resources Corp., Class A	5,961,345
138,481	Range Resources Corp.	5,558,627
197,321	SM Energy Co.	6,416,879
277,634	Venture Global, Inc., Class A	3,714,743
24,292	Viper Energy, Inc., Class A	1,083,666
		88,104,853
	Passenger Airlines — 0.2%
59,196	Alaska Air Group, Inc. (a)	2,808,850
	Personal Care Products — 0.1%
13,920	elf Beauty, Inc. (a)	1,153,829
	Pharmaceuticals — 1.8%
297,521	Amneal Pharmaceuticals, Inc. (a)	5,450,585
21,040	Axsome Therapeutics, Inc. (a)	4,586,510
47,385	Corcept Therapeutics, Inc. (a)	5,425,109
27,526	Crinetics Pharmaceuticals, Inc. (a)	2,298,971
125,562	Elanco Animal Health, Inc. (a)	3,311,070
194,588	Viatris, Inc.	3,416,965
		24,489,210
	Professional Services — 3.0%
49,832	Amentum Holdings, Inc. (a)	1,106,270
67,909	Booz Allen Hamilton Holding Corp.	4,734,616
20,737	FTI Consulting, Inc. (a)	3,305,063
187,276	Genpact Ltd.	6,586,497
119,319	KBR, Inc.	4,368,269
95,797	Maximus, Inc.	5,771,769
39,321	Parsons Corp. (a)	1,738,381
24,587	Paycom Software, Inc.	4,031,285
124,360	Planet Labs PBC (a)	2,546,893
37,316	Science Applications International Corp.	4,370,823
30,336	UL Solutions, Inc., Class A	2,779,991
		41,339,857
Shares	Description	Value

	Real Estate Management & Development — 0.5%
334,150	Compass, Inc., Class A (a)	$3,805,969
43,223	Howard Hughes Holdings, Inc. (a)	2,762,814
222,947	Opendoor Technologies, Inc. (a)	840,510
		7,409,293
	Residential REITs — 0.3%
92,185	American Homes 4 Rent, Class A	3,080,823
8,997	Camden Property Trust	996,957
		4,077,780
	Retail REITs — 0.9%
32,668	Brixmor Property Group, Inc.	1,029,369
16,689	Federal Realty Investment Trust	2,070,938
40,632	Kimco Realty Corp.	1,035,303
36,294	Kite Realty Group Trust	1,038,734
81,779	Macerich (The) Co.	2,113,169
66,410	NNN REIT, Inc.	3,155,803
24,748	Phillips Edison & Co., Inc.	1,051,543
12,917	Regency Centers Corp.	1,037,106
		12,531,965
	Semiconductors & Semiconductor Equipment — 2.1%
73,975	Allegro MicroSystems, Inc. (a)	3,069,962
11,945	Amkor Technology, Inc.	595,697
13,869	Cirrus Logic, Inc. (a)	1,793,955
25,762	FormFactor, Inc. (a)	2,735,924
77,358	IonQ, Inc. (a)	2,818,926
8,165	Onto Innovation, Inc. (a)	2,111,306
31,039	Rambus, Inc. (a)	2,825,480
25,456	Semtech Corp. (a)	2,999,226
6,908	SiTime Corp. (a)	3,697,162
45,576	Skyworks Solutions, Inc.	2,838,473
47,581	Universal Display Corp.	3,814,093
		29,300,204
	Software — 2.7%
40,964	ACI Worldwide, Inc. (a)	2,348,466
210,208	Cipher Digital, Inc. (a)	4,691,843
120,752	Core Scientific, Inc. (a)	2,501,981
74,992	Dropbox, Inc., Class A (a)	2,441,739
42,935	D-Wave Quantum, Inc. (a)	776,265
23,458	Dynatrace, Inc. (a)	1,039,659
82,766	Gen Digital, Inc.	2,271,927
33,738	Gitlab, Inc., Class A (a)	1,164,298
18,605	Life360, Inc. (a)	1,005,600
20,213	Nutanix, Inc., Class A (a)	1,192,769
14,983	Qualys, Inc. (a)	2,168,789
188,096	Riot Platforms, Inc. (a)	3,793,896
25,660	Rubrik, Inc., Class A (a)	1,856,758
121,393	SentinelOne, Inc., Class A (a)	2,313,751
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
208,506	Terawulf, Inc. (a)	$3,682,216
157,015	Zeta Global Holdings Corp., Class A (a)	3,391,524
		36,641,481
	Specialized REITs — 1.4%
51,798	CubeSmart	2,147,545
71,024	EPR Properties	4,408,460
13,207	Lamar Advertising Co., Class A	2,112,592
171,383	Millrose Properties, Inc.	4,795,296
242,016	Rayonier, Inc.	5,271,108
		18,735,001
	Specialty Retail — 5.3%
11,444	Abercrombie & Fitch Co., Class A (a)	1,139,136
25,612	Asbury Automotive Group, Inc. (a)	5,934,300
22,176	AutoNation, Inc. (a)	4,710,182
133,595	Bath & Body Works, Inc.	2,687,931
40,723	Best Buy Co., Inc.	3,512,766
12,541	Boot Barn Holdings, Inc. (a)	1,868,484
38,950	CarMax, Inc. (a)	2,230,277
9,083	Dick’s Sporting Goods, Inc.	1,779,451
11,458	Five Below, Inc. (a)	2,487,876
34,704	Floor & Decor Holdings, Inc., Class A (a)	1,997,909
186,597	GameStop Corp., Class A (a)	4,052,887
275,701	Gap (The), Inc.	5,538,833
14,150	Group 1 Automotive, Inc.	4,057,795
17,730	Lithia Motors, Inc.	6,833,497
3,822	Murphy USA, Inc.	2,322,859
23,023	Penske Automotive Group, Inc.	5,003,128
72,680	Urban Outfitters, Inc. (a)	5,391,402
78,150	Valvoline, Inc. (a)	3,001,741
61,692	Victoria’s Secret & Co. (a)	5,470,847
33,435	Wayfair, Inc., Class A (a)	2,838,632
		72,859,933
	Textiles, Apparel & Luxury Goods — 0.3%
7,698	Ralph Lauren Corp.	2,927,858
123,504	VF Corp.	1,768,577
		4,696,435
	Trading Companies & Distributors — 1.1%
3,047	Applied Industrial Technologies, Inc.	1,051,855
42,695	Core & Main, Inc., Class A (a)	1,877,299
11,626	GATX Corp.	2,079,543
21,558	Herc Holdings, Inc.	3,236,718
8,659	MSC Industrial Direct Co., Inc., Class A	1,068,520
Shares	Description	Value

	Trading Companies & Distributors (Continued)
42,338	Rush Enterprises, Inc., Class A	$3,378,149
9,002	SiteOne Landscape Supply, Inc. (a)	850,149
2,472	Watsco, Inc.	764,590
2,981	WESCO International, Inc.	1,023,944
		15,330,767
	Wireless Telecommunication Services — 0.3%
111,322	Telephone and Data Systems, Inc.	3,738,193
	Total Common Stocks	1,371,958,261
	(Cost $1,217,673,608)
MONEY MARKET FUNDS — 0.2%
2,845,066	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	2,845,066
	(Cost $2,845,066)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$8,990,221	Toronto-Dominion Bank (The), 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $8,992,948. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.13%, due 01/31/28 to 06/30/31. The value of the collateral including accrued interest is $9,170,029. (d)	8,990,221
	(Cost $8,990,221)

	Total Investments — 100.7%	1,383,793,548
	(Cost $1,229,508,895)
	Net Other Assets and Liabilities — (0.7)%	(9,306,614)
	Net Assets — 100.0%	$1,374,486,934

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $8,598,126 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,990,221.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2026
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,371,958,261	$1,371,958,261	$—	$—
Money Market Funds	2,845,066	2,845,066	—	—
Repurchase Agreements	8,990,221	—	8,990,221	—
Total Investments	$1,383,793,548	$1,374,803,327	$8,990,221	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$8,598,126
Non-cash Collateral(2)	(8,598,126)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,990,221
Non-cash Collateral(4)	(8,990,221)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.9%
53,953	Astronics Corp. (a)	$3,749,194
18,938	Ducommun, Inc. (a)	3,390,281
122,981	Intuitive Machines, Inc. (a)	1,517,585
164,668	Red Cat Holdings, Inc. (a) (b)	1,239,950
23,520	V2X, Inc. (a)	2,122,445
27,188	Voyager Technologies, Inc., Class A (a)	666,922
		12,686,377
	Air Freight & Logistics — 0.3%
80,097	Hub Group, Inc., Class A	3,726,913
	Automobile Components — 1.5%
238,537	Adient PLC (a)	5,018,818
64,450	Dana, Inc.	1,735,639
12,852	Dorman Products, Inc. (a)	1,711,372
121,013	Garrett Motion, Inc.	3,769,555
132,857	Goodyear Tire & Rubber (The) Co. (a)	923,356
31,936	Phinia, Inc.	2,350,170
35,353	Visteon Corp.	3,695,803
35,357	XPEL, Inc. (a) (c)	1,568,790
		20,773,503
	Automobiles — 0.6%
179,243	Harley-Davidson, Inc.	4,398,623
140,341	Winnebago Industries, Inc.	4,249,526
		8,648,149
	Banks — 10.5%
32,244	1st Source Corp.	2,893,577
38,207	Amalgamated Financial Corp.	1,886,662
128,761	Banc of California, Inc.	2,465,773
15,781	BancFirst Corp.	1,780,412
27,996	Bancorp (The), Inc. (a)	1,877,692
5,910	Bank First Corp.	902,693
10,759	Bank of Hawaii Corp.	859,644
54,295	BankUnited, Inc.	2,532,862
52,790	Banner Corp.	3,716,944
57,594	Beacon Financial Corp.	1,814,787
69,850	Byline Bancorp, Inc.	2,743,009
42,436	Cathay General Bancorp	2,681,531
6,611	City Holding Co.	959,322
90,909	Columbia Financial, Inc. (a)	982,726
26,129	Community Financial System, Inc.	1,693,420
36,353	Community Trust Bancorp, Inc.	2,851,893
52,443	ConnectOne Bancorp, Inc.	1,727,472
44,342	Customers Bancorp, Inc. (a)	3,488,829
38,884	CVB Financial Corp.	869,835
64,714	Dime Commercial Bancshares, Inc.	2,637,743
Shares	Description	Value

	Banks (Continued)
39,931	Enterprise Financial Services Corp.	$2,647,825
31,683	FB Financial Corp.	1,913,020
13,716	First Bancorp	862,325
67,270	First BanCorp	1,946,121
118,896	First Busey Corp.	3,669,131
129,393	First Commonwealth Financial Corp.	2,785,831
77,759	First Financial Bancorp	2,630,587
89,781	First Hawaiian, Inc.	2,495,014
68,220	First Interstate BancSystem, Inc., Class A	2,593,724
60,209	First Merchants Corp.	2,597,416
45,222	Firstsun Capital Bancorp (a)	1,749,187
108,747	Fulton Financial Corp.	2,645,814
55,428	German American Bancorp, Inc.	2,820,177
67,834	Hilltop Holdings, Inc.	2,675,373
128,196	Hope Bancorp, Inc.	1,796,026
20,948	Independent Bank Corp.	1,756,071
28,413	Lakeland Financial Corp.	1,780,074
42,940	Live Oak Bancshares, Inc.	1,837,832
39,471	National Bank Holdings Corp., Class A	1,704,752
53,283	NBT Bancorp, Inc.	2,805,350
5,301	Nicolet Bankshares, Inc.	906,047
115,680	Northwest Bancshares, Inc.	1,820,803
71,477	OFG Bancorp	3,778,274
34,286	Origin Bancorp, Inc.	1,876,473
9,582	Park National Corp.	1,994,493
30,216	Pathward Financial, Inc.	2,666,260
68,486	Peoples Bancorp, Inc.	2,853,127
148,369	Provident Financial Services, Inc.	3,661,747
27,021	QCR Holdings, Inc.	2,781,812
41,227	Renasant Corp.	1,796,260
29,089	Republic Bancorp, Inc., Class A	2,895,519
53,596	S&T Bancorp, Inc.	2,795,031
26,371	Seacoast Banking Corp. of Florida	916,129
38,714	Simmons First National Corp., Class A	913,263
22,933	Stock Yards Bancorp, Inc.	1,951,598
37,107	Tompkins Financial Corp.	3,704,763
48,391	Towne Bank	1,834,503
48,851	TriCo Bancshares	2,810,887
11,490	Triumph Financial, Inc. (a)	872,436
57,175	Trustmark Corp.	2,712,954
68,557	WaFd, Inc.	2,520,841
89,864	WesBanco, Inc.	3,718,572
44,837	Westamerica BanCorp	2,696,946
34,284	WSFS Financial Corp.	2,749,577
		144,306,791
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Beverages — 0.5%
93,276	National Beverage Corp.	$2,951,253
53,030	Vita Coco (The) Co., Inc. (a)	3,496,798
		6,448,051
	Biotechnology — 4.5%
47,257	Agios Pharmaceuticals, Inc. (a)	1,418,655
64,952	AnaptysBio, Inc. (a)	3,465,839
113,766	Arcus Biosciences, Inc. (a)	3,207,063
66,885	Arcutis Biotherapeutics, Inc. (a)	1,796,531
171,932	Ardelyx, Inc. (a)	851,063
102,198	Beam Therapeutics, Inc. (a)	2,608,093
175,371	BioCryst Pharmaceuticals, Inc. (a)	1,574,832
23,564	Celldex Therapeutics, Inc. (a)	896,846
17,991	Dianthus Therapeutics, Inc. (a)	1,923,598
12,843	GRAIL, Inc. (a)	880,516
47,055	Ideaya Biosciences, Inc. (a)	1,670,452
37,018	Inhibrx Biosciences, Inc. (a)	3,037,327
207,295	Intellia Therapeutics, Inc. (a)	2,213,911
411,669	MannKind Corp. (a)	1,609,626
108,700	Monte Rosa Therapeutics, Inc. (a)	1,795,724
72,289	Nurix Therapeutics, Inc. (a)	1,677,828
769,171	Precigen, Inc. (a)	4,822,702
234,328	Relay Therapeutics, Inc. (a)	4,412,396
80,226	Syndax Pharmaceuticals, Inc. (a)	1,528,305
112,201	Tango Therapeutics, Inc. (a)	3,049,623
257,519	Taysha Gene Therapies, Inc. (a)	1,509,061
77,175	Travere Therapeutics, Inc. (a)	4,313,311
42,616	Twist Bioscience Corp. (a)	3,901,495
52,523	Ultragenyx Pharmaceutical, Inc. (a)	1,308,348
57,111	uniQure N.V. (a)	2,491,753
59,721	Veracyte, Inc. (a)	2,766,277
39,417	Vericel Corp. (a)	1,811,605
		62,542,780
	Broadline Retail — 0.3%
247,419	Kohl’s Corp.	4,735,600
	Building Products — 0.7%
16,965	AZZ, Inc.	2,455,175
26,972	Griffon Corp.	2,324,177
101,312	Hayward Holdings, Inc. (a)	1,532,851
85,214	Masterbrand, Inc. (a)	703,015
74,928	Tecnoglass Holdings, Inc.	3,254,872
		10,270,090
	Capital Markets — 1.7%
61,302	Acadian Asset Management, Inc.	5,302,010
246,077	BGC Group, Inc., Class A	2,834,807
11,516	Cohen & Steers, Inc.	947,421
Shares	Description	Value

	Capital Markets (Continued)
62,707	Donnelley Financial Solutions, Inc. (a)	$2,966,041
204,237	Golub Capital BDC, Inc. (b)	2,620,361
14,719	Virtu Financial, Inc., Class A	864,447
30,552	Virtus Investment Partners, Inc.	4,868,461
155,287	WisdomTree, Inc.	3,007,909
		23,411,457
	Chemicals — 2.4%
94,897	Avient Corp.	3,446,659
28,964	Cabot Corp.	2,549,411
60,172	H.B. Fuller Co.	3,327,512
23,486	Ingevity Corp. (a)	1,717,062
43,094	Innospec, Inc.	3,705,222
59,271	Minerals Technologies, Inc.	4,518,821
132,722	Olin Corp.	2,456,684
98,384	Perimeter Solutions, Inc. (a)	3,011,534
108,120	PureCycle Technologies, Inc. (a) (b)	688,724
5,518	Quaker Chemical Corp.	885,749
12,873	Scotts Miracle-Gro (The) Co.	845,499
21,336	Sensient Technologies Corp.	2,638,623
47,210	Stepan Co.	3,028,050
		32,819,550
	Commercial Services & Supplies — 3.5%
79,282	ABM Industries, Inc.	3,798,401
243,909	ACV Auctions, Inc., Class A (a)	1,826,879
19,152	Brady Corp., Class A	1,805,459
309,406	BrightView Holdings, Inc. (a)	4,034,654
43,109	Cimpress PLC (a)	4,254,858
86,588	CoreCivic, Inc. (a)	2,588,981
183,596	Deluxe Corp.	4,749,629
118,694	GEO Group (The), Inc. (a)	3,666,458
178,512	Healthcare Services Group, Inc. (a)	4,159,330
21,699	HNI Corp.	976,672
97,863	Interface, Inc.	3,352,786
214,285	MillerKnoll, Inc.	4,825,698
106,312	OPENLANE, Inc. (a)	4,226,965
250,244	Pitney Bowes, Inc.	4,386,777
		48,653,547
	Communications Equipment — 0.6%
29,593	Applied Optoelectronics, Inc. (a)	2,791,212
58,497	Digi International, Inc. (a)	4,078,411
40,269	NetScout Systems, Inc. (a)	1,637,740
		8,507,363
	Construction & Engineering — 0.5%
95,310	Ameresco, Inc., Class A (a)	2,008,182
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
57,993	Centuri Holdings, Inc. (a)	$1,614,525
8,761	MYR Group, Inc. (a)	2,919,340
		6,542,047
	Construction Materials — 0.1%
20,964	Knife River Corp. (a)	1,533,936
	Consumer Finance — 2.0%
32,372	Bread Financial Holdings, Inc.	3,498,442
11,767	Dave, Inc. (a)	4,385,443
46,995	Encore Capital Group, Inc. (a)	4,421,290
126,823	EZCORP, Inc., Class A (a)	3,775,521
126,836	Happen, Inc. (a)	2,427,641
26,307	Nelnet, Inc., Class A	3,574,332
94,063	PROG Holdings, Inc.	4,140,653
24,749	Upstart Holdings, Inc. (a)	679,113
		26,902,435
	Consumer Staples Distribution & Retail — 1.4%
51,278	Andersons (The), Inc.	3,629,457
45,621	Chefs’ Warehouse (The), Inc. (a)	5,262,382
49,495	Ingles Markets, Inc., Class A	4,455,045
38,400	United Natural Foods, Inc. (a)	1,951,872
55,987	Weis Markets, Inc. (b)	4,313,798
		19,612,554
	Containers & Packaging — 0.7%
47,086	Greif, Inc., Class A	4,075,293
364,217	O-I Glass, Inc. (a)	2,604,152
58,418	TriMas Corp.	2,332,631
		9,012,076
	Distributors — 0.5%
55,497	GigaCloud Technology, Inc., Class A (a)	2,427,439
105,365	Gold.com, Inc.	4,357,896
		6,785,335
	Diversified Consumer Services — 1.6%
7,033	Covista, Inc. (a)	878,070
188,707	Driven Brands Holdings, Inc. (a)	2,692,849
768	Graham Holdings Co., Class B	924,319
93,150	OneSpaWorld Holdings Ltd.	2,399,544
137,008	Perdoceo Education Corp.	4,358,224
57,221	Strategic Education, Inc.	4,692,122
50,838	Stride, Inc. (a)	4,081,783
61,505	Universal Technical Institute, Inc. (a)	2,417,762
		22,444,673
Shares	Description	Value

	Diversified REITs — 0.4%
106,543	American Assets Trust, Inc.	$2,513,349
127,265	Broadstone Net Lease, Inc.	2,724,744
		5,238,093
	Diversified Telecommunication Services — 0.6%
45,229	IDT Corp., Class B	2,978,782
40,671	Liberty Capital Corp., Class C (a)	942,347
225,122	Liberty Latin America Ltd., Class C (a)	1,816,735
305,791	Uniti Group, Inc. (a)	2,972,288
		8,710,152
	Electric Utilities — 0.7%
259,233	Hawaiian Electric Industries, Inc. (a)	3,349,290
32,261	MGE Energy, Inc.	2,565,717
38,980	Otter Tail Corp.	3,446,612
		9,361,619
	Electrical Equipment — 0.9%
42,248	American Superconductor Corp. (a)	1,240,824
189,795	Amprius Technologies, Inc. (a)	1,822,032
118,334	Array Technologies, Inc. (a) (b)	617,703
176,429	Fluence Energy, Inc. (a)	2,457,656
647,126	Plug Power, Inc. (a)	1,333,080
2,135	Preformed Line Products Co.	762,152
442,857	Shoals Technologies Group, Inc., Class A (a)	3,870,570
		12,104,017
	Electronic Equipment, Instruments & Components — 2.0%
13,164	Bel Fuse, Inc., Class B	3,580,213
8,887	Benchmark Electronics, Inc.	708,916
51,418	Crane NXT Co.	2,671,165
26,902	CTS Corp.	1,724,956
89,657	Daktronics, Inc. (a)	1,772,519
31,607	ePlus, Inc.	2,920,803
14,398	Insight Enterprises, Inc. (a)	1,856,334
7,475	IPG Photonics Corp. (a)	635,824
84,558	Knowles Corp. (a)	3,093,977
50,380	nLight, Inc. (a)	3,466,144
70,124	Ouster, Inc. (a)	2,735,537
24,026	PC Connection, Inc.	2,011,457
		27,177,845
	Energy Equipment & Services — 3.6%
52,790	Atlas Energy Solutions, Inc.	569,604
106,106	Bristow Group, Inc.	4,808,724
17,116	Cactus, Inc., Class A	1,112,711
237,469	Expro Ltd. (a)	3,787,631
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
401,308	Helix Energy Solutions Group, Inc. (a)	$3,816,439
53,565	Helmerich & Payne, Inc.	1,851,742
106,072	Innovex International, Inc. (a)	2,978,502
46,686	Kodiak Gas Services, Inc.	2,740,935
133,921	Liberty Energy, Inc.	2,505,662
86,559	Oceaneering International, Inc. (a)	4,222,348
382,071	Patterson-UTI Energy, Inc.	4,004,104
122,294	ProPetro Holding Corp. (a)	1,357,463
601,615	RPC, Inc.	3,375,060
46,370	Seadrill Ltd. (a)	2,079,231
43,886	Select Water Solutions, Inc.	812,769
54,491	Solaris Energy Infrastructure, Inc.	2,801,382
309,570	TETRA Technologies, Inc. (a)	2,383,689
65,800	Tidewater, Inc. (a)	4,938,948
		50,146,944
	Entertainment — 0.7%
33,790	Atlanta Braves Holdings, Inc., Class C (a)	1,717,545
55,270	Cinemark Holdings, Inc.	2,022,329
32,522	Madison Square Garden Entertainment Corp. (a)	2,512,650
25,339	Sphere Entertainment Co. (a)	3,629,812
		9,882,336
	Financial Services — 2.5%
47,922	Euronet Worldwide, Inc. (a)	3,418,277
126,257	EVERTEC, Inc.	3,843,263
13,201	Federal Agricultural Mortgage Corp., Class C	3,004,548
199,626	Flywire Corp. (a)	3,196,012
52,611	Merchants Bancorp	2,903,075
106,700	NMI Holdings, Inc. (a)	4,726,810
156,512	Remitly Global, Inc. (a)	3,563,778
20,435	Sezzle, Inc. (a)	3,162,316
18,027	Shift4 Payments, Inc., Class A (a) (b)	955,431
64,122	Walker & Dunlop, Inc.	3,186,222
455,509	Western Union (The) Co.	2,897,037
		34,856,769
	Food Products — 1.3%
54,424	Cal-Maine Foods, Inc.	4,777,339
157,086	Del Monte Corp.	4,667,025
443,978	Flowers Foods, Inc.	3,116,725
14,832	Freshpet, Inc. (a)	883,097
Shares	Description	Value

	Food Products (Continued)
47,752	J & J Snack Foods Corp.	$3,653,028
66,027	Simply Good Foods (The) Co. (a)	672,155
		17,769,369
	Gas Utilities — 0.3%
7,160	Chesapeake Utilities Corp.	950,705
71,494	Northwest Natural Holding Co.	3,497,486
		4,448,191
	Ground Transportation — 0.4%
12,218	ArcBest Corp.	1,763,668
5,932	Avis Budget Group, Inc. (a)	815,294
48,007	Schneider National, Inc., Class B	1,715,770
40,213	Werner Enterprises, Inc.	1,504,771
		5,799,503
	Health Care Equipment & Supplies — 2.0%
56,952	Axogen, Inc. (a)	2,403,944
133,952	CONMED Corp.	6,201,978
66,554	Envista Holdings Corp. (a)	1,817,590
40,875	Establishment Labs Holdings, Inc. (a)	3,782,572
11,691	Haemonetics Corp. (a)	1,000,048
11,963	ICU Medical, Inc. (a)	2,015,885
28,150	Integer Holdings Corp. (a)	3,412,061
9,175	iRadimed Corp.	833,641
68,934	Kestra Medical Technologies Ltd. (a)	1,573,763
9,138	LeMaitre Vascular, Inc.	925,862
57,878	Novocure Ltd. (a)	858,910
21,119	Omnicell, Inc. (a)	746,979
6,615	UFP Technologies, Inc. (a)	1,685,370
		27,258,603
	Health Care Providers & Services — 3.7%
336,605	AdaptHealth Corp. (a)	3,635,334
26,183	Addus HomeCare Corp. (a)	3,023,613
445,557	Ardent Health, Inc. (a)	4,754,093
18,893	Astrana Health, Inc. (a)	671,835
409,268	Aveanna Healthcare Holdings, Inc. (a)	3,843,026
217,988	Brookdale Senior Living, Inc. (a)	3,182,625
29,474	Concentra Group Holdings Parent, Inc.	932,852
83,769	Guardian Pharmacy Services, Inc., Class A (a)	3,311,389
52,822	Hinge Health, Inc., Class A (a)	3,946,332
409,363	LifeStance Health Group, Inc. (a)	4,290,124
20,743	National HealthCare Corp.	4,688,540
240,398	NeoGenomics, Inc. (a)	3,675,685
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
138,470	Pediatrix Medical Group, Inc. (a)	$3,670,840
102,237	Privia Health Group, Inc. (a)	2,419,950
121,659	Progyny, Inc. (a)	3,787,245
52,194	Surgery Partners, Inc. (a)	803,788
12,768	U.S. Physical Therapy, Inc.	1,009,438
		51,646,709
	Health Care REITs — 0.6%
471,427	Diversified Healthcare Trust	4,195,700
68,416	LTC Properties, Inc.	2,753,060
379,591	Medical Properties Trust, Inc.	1,757,506
		8,706,266
	Health Care Technology — 0.2%
267,742	Certara, Inc. (a)	2,168,710
	Hotel & Resort REITs — 1.3%
208,652	Apple Hospitality REIT, Inc.	3,444,845
215,973	DiamondRock Hospitality Co.	2,859,483
61,534	Park Hotels & Resorts, Inc.	926,702
90,351	Pebblebrook Hotel Trust	1,725,704
295,985	RLJ Lodging Trust	3,625,816
229,743	Sunstone Hotel Investors, Inc.	2,704,075
129,202	Xenia Hotels & Resorts, Inc.	2,658,977
		17,945,602
	Hotels, Restaurants & Leisure — 1.4%
832	Biglari Holdings, Inc., Class A (a)	1,651,137
44,096	Cheesecake Factory (The), Inc.	4,472,216
33,487	Hilton Grand Vacations, Inc. (a)	1,545,090
26,649	Monarch Casino & Resort, Inc.	3,271,165
23,847	Papa John’s International, Inc.	713,025
13,477	Red Rock Resorts, Inc., Class A	868,458
117,936	Rush Street Interactive, Inc. (a)	3,173,658
36,734	United Parks & Resorts, Inc. (a)	1,639,439
211,544	Wendy’s (The) Co. (b)	1,556,964
		18,891,152
	Household Durables — 1.7%
2,855	Cavco Industries, Inc. (a)	1,561,771
48,945	Century Communities, Inc.	3,287,146
43,821	Green Brick Partners, Inc. (a)	3,099,459
56,038	KB Home	3,080,409
109,279	La-Z-Boy, Inc.	4,303,407
41,309	LGI Homes, Inc. (a)	2,254,232
27,268	M/I Homes, Inc. (a)	3,984,673
142,810	Newell Brands, Inc.	799,736
64,808	Sonos, Inc. (a)	950,085
		23,320,918
Shares	Description	Value

	Household Products — 0.8%
90,466	Central Garden & Pet Co., Class A (a)	$3,429,566
122,694	Energizer Holdings, Inc.	2,572,893
51,130	Spectrum Brands Holdings, Inc.	4,538,810
3,600	WD-40 Co.	817,704
		11,358,973
	Industrial REITs — 0.4%
55,780	Americold Realty Trust, Inc.	785,940
70,738	Innovative Industrial Properties, Inc.	4,160,102
16,274	LXP Industrial Trust	985,065
		5,931,107
	Insurance — 3.4%
54,694	Assured Guaranty Ltd.	4,524,288
51,600	CNO Financial Group, Inc.	2,842,644
164,885	F&G Annuities & Life, Inc.	4,710,764
185,187	Genworth Financial, Inc. (a)	1,820,388
129,178	Hamilton Insurance Group Ltd., Class B	4,645,241
5,004	HCI Group, Inc.	875,750
33,954	Horace Mann Educators Corp.	1,769,343
97,572	Kemper Corp.	2,769,093
153,725	Oscar Health, Inc., Class A (a)	4,799,295
6,939	Palomar Holdings, Inc. (a)	928,369
35,139	Safety Insurance Group, Inc.	3,633,021
182,679	SiriusPoint Ltd. (a)	4,320,358
45,082	Skyward Specialty Insurance Group, Inc. (a)	2,702,666
90,538	Slide Insurance Holdings, Inc. (a)	1,808,044
66,407	Stewart Information Services Corp.	4,488,449
		46,637,713
	Interactive Media & Services — 1.4%
51,444	Cargurus, Inc. (a)	1,864,331
61,021	Grindr, Inc. (a)	1,058,104
56,988	People, Inc. (a)	2,368,991
63,958	TripAdvisor, Inc. (a)	905,965
178,805	Yelp, Inc. (a)	4,725,816
66,973	Ziff Davis, Inc. (a)	3,554,927
1,496,339	ZoomInfo Technologies, Inc. (a)	4,937,919
		19,416,053
	IT Services — 1.1%
495,399	DXC Technology Co. (a)	5,568,285
245,344	Everforth, Inc. (a)	6,977,583
95,517	Fastly, Inc., Class A (a)	2,164,415
		14,710,283
	Leisure Products — 0.8%
186,663	Callaway Golf Co. (a)	3,445,799
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products (Continued)
148,369	Peloton Interactive, Inc., Class A (a)	$948,078
38,436	Polaris, Inc.	2,578,287
70,772	YETI Holdings, Inc. (a)	3,463,581
		10,435,745
	Life Sciences Tools & Services — 0.7%
91,483	10X Genomics, Inc., Class A (a)	4,324,401
163,516	Adaptive Biotechnologies Corp. (a)	3,690,556
34,359	Azenta, Inc. (a)	966,519
		8,981,476
	Machinery — 3.5%
209,606	Aebi Schmidt Holding AG	2,701,821
21,324	Alamo Group, Inc.	3,392,222
57,319	Astec Industries, Inc.	2,903,781
55,525	Blue Bird Corp. (a)	4,130,505
48,317	CECO Environmental Corp. (a)	3,183,607
38,231	Gorman-Rupp (The) Co.	3,103,975
89,457	Greenbrier (The) Cos., Inc.	4,405,757
9,825	Helios Technologies, Inc.	765,466
415,570	Hillman Solutions Corp. (a)	3,270,536
2,790	Kadant, Inc.	857,925
125,087	Kennametal, Inc.	4,249,205
14,165	Lindsay Corp.	1,569,765
43,031	Proto Labs, Inc. (a)	3,229,477
9,808	Standex International Corp.	2,908,072
10,017	Tennant Co.	841,729
12,112	Terex Corp.	761,118
101,430	Trinity Industries, Inc.	3,168,673
48,931	Worthington Enterprises, Inc.	2,750,411
		48,194,045
	Media — 0.7%
242,672	DoubleVerify Holdings, Inc. (a)	2,730,060
54,228	John Wiley & Sons, Inc., Class A	2,830,702
46,198	Magnite, Inc. (a)	891,621
354,046	Stagwell, Inc. (a)	2,991,689
		9,444,072
	Metals & Mining — 0.5%
10,633	Alpha Metallurgical Resources, Inc. (a)	1,458,422
22,413	Kaiser Aluminum Corp.	3,578,908
2,948	Materion Corp.	621,557
26,114	Worthington Steel, Inc.	940,365
		6,599,252
	Mortgage REITs — 1.1%
491,681	Apollo Commercial Real Estate Finance, Inc.	3,254,928
Shares	Description	Value

	Mortgage REITs (Continued)
647,126	Arbor Realty Trust, Inc. (b)	$3,242,101
200,999	ARMOUR Residential REIT, Inc. (b)	3,310,453
103,463	Blackstone Mortgage Trust, Inc., Class A	1,504,352
64,427	Ellington Financial, Inc.	855,591
264,378	Ladder Capital Corp.	2,527,454
		14,694,879
	Multi-Utilities — 0.3%
107,168	Avista Corp.	4,334,946
	Office REITs — 1.2%
24,096	COPT Defense Properties	914,684
297,238	Douglas Emmett, Inc.	3,513,353
140,691	Easterly Government Properties, Inc.	3,427,233
810,402	Empire State Realty Trust, Inc., Class A	4,100,634
116,293	Highwoods Properties, Inc.	3,852,787
16,937	SL Green Realty Corp.	896,476
		16,705,167
	Oil, Gas & Consumable Fuels — 3.7%
160,244	BKV Corp. (a)	3,919,568
73,030	Calumet, Inc. (a)	3,227,196
357,170	Crescent Energy Co., Class A	4,096,740
31,838	CVR Energy, Inc.	1,134,070
17,258	Delek U.S. Holdings, Inc.	1,171,301
126,058	Dorian LPG Ltd.	5,977,670
25,835	Gulfport Energy Corp. (a)	4,168,994
57,243	International Seaways, Inc.	5,505,632
96,623	Northern Oil & Gas, Inc.	2,043,576
78,178	Par Pacific Holdings, Inc. (a)	6,725,653
96,315	PBF Energy, Inc., Class A	6,961,648
77,683	REX American Resources Corp. (a)	3,343,476
203,762	Talos Energy, Inc. (a)	3,093,107
		51,368,631
	Paper & Forest Products — 0.3%
115,986	Sylvamo Corp.	4,339,036
	Passenger Airlines — 0.3%
7,455	Allegiant Travel Co. (a)	731,187
153,029	JetBlue Airways Corp. (a)	922,765
17,655	SkyWest, Inc. (a)	1,888,555
		3,542,507
	Personal Care Products — 0.3%
405,953	Coty, Inc., Class A (a)	1,116,371
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products (Continued)
133,361	Herbalife Ltd. (a)	$1,656,343
15,678	Interparfums, Inc.	1,952,695
		4,725,409
	Pharmaceuticals — 3.5%
93,482	Alumis, Inc. (a)	2,640,867
217,258	Amphastar Pharmaceuticals, Inc. (a)	4,332,125
97,645	Amylyx Pharmaceuticals, Inc. (a)	1,983,170
21,185	ANI Pharmaceuticals, Inc. (a)	1,678,699
665,545	AtaiBeckley, Inc. (a)	4,778,613
48,445	Collegium Pharmaceutical, Inc. (a)	1,714,469
96,332	Harmony Biosciences Holdings, Inc. (a)	3,394,740
41,294	Harrow, Inc. (a)	1,600,968
193,055	Innoviva, Inc. (a)	4,048,363
13,869	Ligand Pharmaceuticals, Inc. (a)	3,987,892
54,988	Liquidia Corp. (a)	4,625,041
463,127	Nuvation Bio, Inc. (a)	2,931,594
84,394	Perrigo Co. PLC	853,223
92,750	Prestige Consumer Healthcare, Inc. (a)	4,657,905
18,852	Supernus Pharmaceuticals, Inc. (a)	841,365
13,932	Tarsus Pharmaceuticals, Inc. (a)	822,545
332,142	Xeris Biopharma Holdings, Inc. (a)	2,683,707
		47,575,286
	Professional Services — 2.7%
136,666	CBIZ, Inc. (a)	7,527,563
39,137	Concentrix Corp.	962,770
194,318	First Advantage Corp. (a)	3,855,269
60,173	ICF International, Inc.	4,869,199
58,008	Innodata, Inc. (a)	3,644,643
65,849	Korn Ferry	5,417,397
143,043	Legalzoom.com, Inc. (a)	1,125,749
51,932	ManpowerGroup, Inc.	2,722,276
57,123	Robert Half, Inc.	2,159,249
216,774	TIC Solutions, Inc. (a)	1,584,618
35,437	TriNet Group, Inc.	2,332,818
11,085	Willdan Group, Inc. (a)	759,655
		36,961,206
	Real Estate Management & Development — 0.6%
130,971	Cushman & Wakefield Ltd. (a)	1,757,631
138,523	Forestar Group, Inc. (a)	3,899,422
Shares	Description	Value

	Real Estate Management & Development (Continued)
116,063	Newmark Group, Inc., Class A	$1,740,365
14,001	St. Joe (The) Co.	871,422
		8,268,840
	Residential REITs — 0.1%
105,076	Independence Realty Trust, Inc.	1,747,414
	Retail REITs — 1.1%
41,934	Acadia Realty Trust	942,257
3,181	Alexander’s, Inc.	811,155
66,066	CBL & Associates Properties, Inc.	3,878,735
86,532	Curbline Properties Corp.	2,651,340
78,853	Getty Realty Corp.	2,692,041
49,539	InvenTrust Properties Corp.	1,754,176
41,498	NETSTREIT Corp.	890,132
22,216	Tanger, Inc.	903,303
38,325	Urban Edge Properties	868,445
		15,391,584
	Semiconductors & Semiconductor Equipment — 1.4%
34,552	ACM Research, Inc., Class A (a)	2,711,295
30,659	Ambarella, Inc. (a)	2,636,674
4,628	Axcelis Technologies, Inc. (a)	603,399
8,012	Diodes, Inc. (a)	659,548
34,245	MaxLinear, Inc. (a)	2,288,251
146,796	Navitas Semiconductor Corp. (a)	1,594,205
61,933	PDF Solutions, Inc. (a)	2,854,492
134,777	Photronics, Inc. (a)	4,082,395
462,477	T1 Energy, Inc. (a)	1,928,529
		19,358,788
	Software — 3.4%
93,882	A10 Networks, Inc.	2,776,091
133,139	Adeia, Inc.	3,548,154
8,391	Agilysys, Inc. (a)	882,398
18,769	Alarm.com Holdings, Inc. (a)	1,027,603
48,391	Alkami Technology, Inc. (a)	879,265
33,038	Box, Inc., Class A (a)	1,042,349
241,061	Cleanspark, Inc. (a)	3,316,999
47,201	Clear Secure, Inc., Class A	2,607,383
12,375	Commvault Systems, Inc. (a)	1,457,775
50,030	Dolby Laboratories, Inc., Class A	2,942,264
164,513	Five9, Inc. (a)	4,525,753
86,646	Freshworks, Inc., Class A (a)	983,865
189,385	MARA Holdings, Inc. (a)	2,143,838
477,850	N-able, Inc. (a)	2,236,338
536,630	NCR Voyix Corp. (a)	4,437,930
26,114	Progress Software Corp. (a)	1,059,967
67,485	RingCentral, Inc., Class A	3,753,516
95,103	Tenable Holdings, Inc. (a)	3,104,162
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
75,917	Teradata Corp. (a)	$2,352,668
41,794	Varonis Systems, Inc. (a)	1,669,670
		46,747,988
	Specialized REITs — 0.3%
80,298	Outfront Media, Inc.	2,559,097
26,980	Smartstop Self Storage REIT, Inc.	904,909
		3,464,006
	Specialty Retail — 2.3%
93,026	Academy Sports & Outdoors, Inc.	4,414,084
42,278	Advance Auto Parts, Inc.	2,348,120
101,961	American Eagle Outfitters, Inc.	1,751,690
83,113	Buckle (The), Inc.	3,637,856
223,118	RealReal (The), Inc. (a)	2,697,497
5,322	RH (a)	880,898
310,061	Sally Beauty Holdings, Inc. (a)	4,641,613
40,690	Signet Jewelers Ltd.	3,780,101
20,683	Sonic Automotive, Inc., Class A	1,894,149
165,288	Upbound Group, Inc.	3,204,934
115,603	Warby Parker, Inc., Class A (a)	3,085,444
		32,336,386
	Technology Hardware, Storage & Peripherals — 0.2%
20,627	Diebold Nixdorf, Inc. (a)	1,517,941
90,398	Quantum Computing, Inc. (a) (b)	732,224
		2,250,165
	Textiles, Apparel & Luxury Goods — 1.8%
85,214	Carter’s, Inc.	3,286,704
42,551	Columbia Sportswear Co.	2,526,678
85,715	Figs, Inc., Class A (a)	917,150
130,058	G-III Apparel Group Ltd.	4,735,412
21,042	Kontoor Brands, Inc.	1,762,057
70,628	Levi Strauss & Co., Class A	1,731,799
59,039	PVH Corp.	5,116,320
20,827	Steven Madden Ltd.	959,708
159,139	Wolverine World Wide, Inc.	3,131,856
		24,167,684
	Tobacco — 0.2%
50,424	Universal Corp.	2,656,841
	Trading Companies & Distributors — 1.9%
45,181	Boise Cascade Co.	3,450,925
371,234	Custom Truck One Source, Inc. (a)	3,768,025
32,060	Distribution Solutions Group, Inc. (a)	1,108,314
67,605	DNOW, Inc. (a)	954,583
Shares	Description	Value

	Trading Companies & Distributors (Continued)
25,983	DXP Enterprises, Inc. (a)	$4,079,851
52,412	Global Industrial Co.	1,873,205
21,735	McGrath RentCorp	2,502,785
55,113	NPK International, Inc. (a)	688,361
57,484	Willis Lease Finance Corp.	4,100,334
45,424	Xometry, Inc., Class A (a)	3,893,745
		26,420,128
	Water Utilities — 0.5%
10,613	American States Water Co.	908,897
54,071	California Water Service Group	2,709,498
43,287	H2O America (b)	2,654,792
		6,273,187
	Wireless Telecommunication Services — 0.3%
120,911	Array Digital Infrastructure, Inc.	4,212,539
	Total Common Stocks	1,375,047,361
	(Cost $1,166,399,094)
MONEY MARKET FUNDS — 0.1%
1,858,535	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (d)	1,858,535
	(Cost $1,858,535)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$11,339,944	Toronto-Dominion Bank (The), 3.64% (d), dated 07/31/26, due 08/03/26, with a maturity value of $11,343,384. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.13%, due 01/31/28 to 06/30/31. The value of the collateral including accrued interest is $11,566,747. (e)	11,339,944
	(Cost $11,339,944)

	Total Investments — 100.8%	1,388,245,840
	(Cost $1,179,597,573)
	Net Other Assets and Liabilities — (0.8)%	(11,571,451)
	Net Assets — 100.0%	$1,376,674,389

See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2026
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $11,037,241 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,339,944.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of July 31, 2026.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,375,047,361	$1,375,047,361	$—	$—
Money Market Funds	1,858,535	1,858,535	—	—
Repurchase Agreements	11,339,944	—	11,339,944	—
Total Investments	$1,388,245,840	$1,376,905,896	$11,339,944	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$11,037,241
Non-cash Collateral(2)	(11,037,241)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,339,944
Non-cash Collateral(4)	(11,339,944)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
13,575	General Dynamics Corp.	$5,204,927
104,847	Textron, Inc.	8,939,255
		14,144,182
	Air Freight & Logistics — 1.3%
14,364	Expeditors International of Washington, Inc.	2,411,572
30,715	FedEx Corp.	9,441,791
65,334	United Parcel Service, Inc., Class B	6,809,109
		18,662,472
	Automobile Components — 0.6%
156,687	Aptiv PLC (a)	8,848,115
	Automobiles — 1.0%
155,966	General Motors Co.	13,859,139
	Banks — 6.8%
123,259	Bank of America Corp.	7,635,895
50,181	Citigroup, Inc.	6,646,473
100,233	Citizens Financial Group, Inc.	7,181,694
37,249	East West Bancorp, Inc.	4,879,619
4,623	First Citizens BancShares, Inc., Class A	10,108,883
396,123	Huntington Bancshares, Inc.	6,749,936
208,622	KeyCorp	4,712,771
29,509	M&T Bank Corp.	7,267,772
19,532	PNC Financial Services Group (The), Inc.	4,880,461
232,560	Regions Financial Corp.	7,197,732
193,044	Truist Financial Corp.	10,007,401
116,279	U.S. Bancorp	7,326,740
116,377	Wells Fargo & Co.	10,060,792
		94,656,169
	Beverages — 1.1%
69,147	Constellation Brands, Inc., Class A	9,005,014
146,921	Keurig Dr Pepper, Inc.	4,572,181
17,289	PepsiCo, Inc.	2,412,853
		15,990,048
	Biotechnology — 1.3%
32,506	Biogen, Inc. (a)	6,597,092
15,425	Regeneron Pharmaceuticals, Inc.	11,763,568
		18,360,660
	Building Products — 0.1%
4,087	Lennox International, Inc.	1,699,702
	Capital Markets — 1.6%
8,311	LPL Financial Holdings, Inc.	2,939,601
15,400	Raymond James Financial, Inc.	2,710,092
Shares	Description	Value

	Capital Markets (Continued)
28,353	State Street Corp.	$5,221,488
105,743	T. Rowe Price Group, Inc.	11,816,780
		22,687,961
	Chemicals — 1.3%
121,401	International Flavors & Fragrances, Inc.	9,617,387
4,511	Linde PLC	2,157,972
57,905	PPG Industries, Inc.	6,399,661
		18,175,020
	Commercial Services & Supplies — 0.9%
249,140	Copart, Inc. (a)	7,254,957
10,987	Republic Services, Inc.	2,313,313
26,398	Veralto Corp.	2,485,899
		12,054,169
	Construction Materials — 0.4%
65,638	CRH PLC	6,236,266
	Consumer Finance — 1.2%
23,970	Capital One Financial Corp.	5,009,970
158,079	Synchrony Financial	11,980,807
		16,990,777
	Consumer Staples Distribution & Retail — 2.0%
61,013	Dollar General Corp.	7,751,702
58,068	Dollar Tree, Inc. (a)	7,386,830
42,158	Kroger (The) Co.	2,434,203
73,635	Target Corp.	10,639,521
		28,212,256
	Containers & Packaging — 2.3%
221,856	Amcor PLC	9,956,897
112,551	Ball Corp.	7,304,560
20,181	Packaging Corp. of America	4,961,297
207,901	Smurfit Westrock PLC	9,557,209
		31,779,963
	Diversified REITs — 0.4%
67,255	WP Carey, Inc.	4,949,968
	Diversified Telecommunication Services — 2.8%
580,766	AT&T, Inc.	13,502,810
489,688	Comcast Corp., Class A	11,732,924
283,936	Verizon Communications, Inc.	13,291,044
		38,526,778
	Electric Utilities — 6.9%
63,034	Alliant Energy Corp.	4,461,546
51,336	American Electric Power Co., Inc.	6,563,308
75,979	Duke Energy Corp.	9,530,046
161,476	Edison International	11,847,494
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
20,383	Entergy Corp.	$2,193,618
81,259	Evergy, Inc.	6,745,309
166,347	Eversource Energy	11,908,782
206,296	Exelon Corp.	9,452,483
49,245	FirstEnergy Corp.	2,379,026
714,734	PG&E Corp.	12,422,077
193,213	PPL Corp.	6,803,030
50,242	Southern (The) Co.	4,749,879
87,464	Xcel Energy, Inc.	6,839,685
		95,896,283
	Electronic Equipment, Instruments & Components — 0.5%
34,191	CDW Corp.	5,053,772
3,512	Teledyne Technologies, Inc. (a)	2,302,362
		7,356,134
	Energy Equipment & Services — 1.7%
126,546	Baker Hughes Co.	7,654,767
283,284	Halliburton Co.	9,135,909
151,071	SLB Ltd.	7,491,611
		24,282,287
	Entertainment — 0.9%
124,902	Walt Disney (The) Co.	12,014,323
	Financial Services — 5.1%
24,025	Berkshire Hathaway, Inc., Class B (a)	12,289,749
7,024	Corpay, Inc. (a)	2,683,941
309,203	Fidelity National Information Services, Inc.	13,843,018
245,094	Fiserv, Inc. (a)	13,220,370
165,680	Global Payments, Inc.	13,930,374
278,411	PayPal Holdings, Inc.	15,927,893
		71,895,345
	Food Products — 3.0%
30,643	Archer-Daniels-Midland Co.	2,429,071
45,056	Bunge Global S.A.	4,786,299
345,455	General Mills, Inc.	12,350,016
238,434	McCormick & Co., Inc.	12,136,291
167,990	Tyson Foods, Inc., Class A	9,736,700
		41,438,377
	Gas Utilities — 0.5%
40,769	Atmos Energy Corp.	7,044,068
	Ground Transportation — 0.2%
8,607	Union Pacific Corp.	2,514,363
	Health Care Equipment & Supplies — 2.8%
52,995	Abbott Laboratories	5,601,572
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
31,777	Becton Dickinson & Co.	$5,262,907
109,721	GE HealthCare Technologies, Inc.	7,463,222
89,777	Medtronic PLC	7,666,058
139,642	Zimmer Biomet Holdings, Inc.	13,116,573
		39,110,332
	Health Care Providers & Services — 2.3%
43,607	Cigna Group (The)	12,168,534
22,631	CVS Health Corp.	2,363,355
18,161	Elevance Health, Inc.	6,825,630
17,174	Labcorp Holdings, Inc.	5,310,201
22,688	Quest Diagnostics, Inc.	5,286,531
		31,954,251
	Hotels, Restaurants & Leisure — 0.5%
23,341	Darden Restaurants, Inc.	4,751,761
9,149	Expedia Group, Inc.	2,696,576
		7,448,337
	Household Durables — 2.6%
59,047	D.R. Horton, Inc.	8,447,264
132,853	Lennar Corp., Class A	10,940,444
1,031	NVR, Inc. (a)	6,337,609
87,616	PulteGroup, Inc.	11,080,795
		36,806,112
	Household Products — 0.7%
43,807	Kimberly-Clark Corp.	4,788,543
32,791	Procter & Gamble (The) Co.	4,737,972
		9,526,515
	Industrial Conglomerates — 0.4%
21,478	Honeywell International, Inc.	5,220,228
	Insurance — 9.1%
59,899	Aflac, Inc.	7,635,924
50,524	Allstate (The) Corp.	13,342,378
161,302	American International Group, Inc.	12,675,111
123,860	Arch Capital Group Ltd. (a)	12,451,646
109,482	Brown & Brown, Inc.	7,707,533
28,226	Chubb Ltd.	9,898,294
90,716	Hartford Insurance Group (The), Inc.	12,873,508
84,953	Loews Corp.	9,855,397
4,924	Markel Group, Inc. (a)	9,268,642
14,047	Marsh & McLennan Cos., Inc.	2,664,575
89,109	Prudential Financial, Inc.	10,878,427
36,415	Travelers (The) Cos., Inc.	13,632,319
68,179	W.R. Berkley Corp.	4,945,705
		127,829,459
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 2.4%
96,607	Accenture PLC, Class A	$16,029,033
310,402	Cognizant Technology Solutions Corp., Class A	17,180,751
		33,209,784
	Life Sciences Tools & Services — 0.6%
17,626	Agilent Technologies, Inc.	2,438,910
12,117	IQVIA Holdings, Inc. (a)	2,847,737
4,669	Thermo Fisher Scientific, Inc.	2,681,407
		7,968,054
	Machinery — 1.2%
10,438	Dover Corp.	2,135,824
8,655	Illinois Tool Works, Inc.	2,483,552
19,489	PACCAR, Inc.	2,585,800
11,949	Snap-on, Inc.	4,903,989
40,680	Xylem, Inc.	4,758,340
		16,867,505
	Media — 1.2%
84,535	Charter Communications, Inc., Class A (a)	12,255,884
44,883	Fox Corp., Class A	2,613,537
94,284	News Corp., Class A	2,598,467
		17,467,888
	Metals & Mining — 1.3%
31,530	Nucor Corp.	8,112,354
12,871	Reliance, Inc.	5,226,913
20,958	Steel Dynamics, Inc.	5,265,907
		18,605,174
	Mortgage REITs — 0.9%
537,648	Annaly Capital Management, Inc.	12,215,363
	Multi-Utilities — 3.6%
62,130	Ameren Corp.	6,810,069
109,190	CenterPoint Energy, Inc.	4,590,348
91,806	CMS Energy Corp.	6,609,114
86,934	Consolidated Edison, Inc.	9,462,766
31,559	DTE Energy Co.	4,477,275
101,130	NiSource, Inc.	4,493,206
86,535	Public Service Enterprise Group, Inc.	6,635,504
25,251	Sempra	2,235,976
41,182	WEC Energy Group, Inc.	4,506,134
		49,820,392
	Oil, Gas & Consumable Fuels — 11.4%
58,020	Chevron Corp.	11,420,077
115,638	ConocoPhillips	13,932,066
232,755	Devon Energy Corp.	10,504,233
54,714	Diamondback Energy, Inc.	11,104,206
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
92,669	EOG Resources, Inc.	$13,778,954
226,101	EQT Corp.	12,048,922
131,833	Expand Energy Corp.	12,396,257
70,344	ExxonMobil Holdings Corp.	10,934,271
219,683	Kinder Morgan, Inc.	7,069,399
27,470	Marathon Petroleum Corp.	8,693,431
198,013	Occidental Petroleum Corp.	11,300,602
110,622	ONEOK, Inc.	10,045,584
56,891	Phillips 66	12,042,687
8,732	Targa Resources Corp.	2,360,871
36,927	Valero Energy Corp.	11,554,458
		159,186,018
	Passenger Airlines — 1.4%
102,686	Delta Air Lines, Inc.	8,978,864
45,528	Southwest Airlines Co.	2,047,394
70,721	United Airlines Holdings, Inc. (a)	8,580,579
		19,606,837
	Pharmaceuticals — 1.3%
121,890	Bristol-Myers Squibb Co.	7,960,636
399,397	Pfizer, Inc.	9,988,919
		17,949,555
	Professional Services — 0.9%
154,997	SS&C Technologies Holdings, Inc.	11,942,519
	Real Estate Management & Development — 0.6%
22,660	Jones Lang LaSalle, Inc. (a)	8,044,980
	Residential REITs — 1.6%
70,791	Equity Residential	4,704,062
159,177	Invitation Homes, Inc.	4,730,741
100,257	Sun Communities, Inc.	12,379,734
		21,814,537
	Semiconductors & Semiconductor Equipment — 0.1%
8,331	NXP Semiconductors N.V.	1,909,132
	Software — 1.2%
28,423	Roper Technologies, Inc.	11,140,963
93,956	Trimble, Inc. (a)	5,316,031
		16,456,994
	Specialized REITs — 1.4%
16,111	Extra Space Storage, Inc.	2,385,072
7,356	Public Storage	2,384,595
452,800	VICI Properties, Inc.	11,931,280
97,790	Weyerhaeuser Co.	2,447,684
		19,148,631
	Specialty Retail — 1.1%
6,637	Home Depot (The), Inc.	2,203,219
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
21,810	Lowe’s Cos., Inc.	$4,532,336
222,185	Tractor Supply Co.	6,836,632
10,042	Williams-Sonoma, Inc.	2,296,204
		15,868,391
	Technology Hardware, Storage & Peripherals — 1.8%
51,896	Hewlett Packard Enterprise Co.	2,485,818
320,114	HP, Inc.	8,729,509
15,128	NetApp, Inc.	2,700,348
409,882	Super Micro Computer, Inc. (a)	11,640,649
		25,556,324
	Textiles, Apparel & Luxury Goods — 1.0%
96,862	Deckers Outdoor Corp. (a)	9,383,991
117,144	NIKE, Inc., Class B	4,886,076
		14,270,067
	Tobacco — 0.3%
66,834	Altria Group, Inc.	4,566,767
	Trading Companies & Distributors — 0.2%
9,865	Ferguson Enterprises, Inc.	2,311,665
	Water Utilities — 0.4%
36,546	American Water Works Co., Inc.	4,903,377
	Wireless Telecommunication Services — 0.7%
57,339	T-Mobile US, Inc.	9,903,019
	Total Common Stocks	1,395,763,032
	(Cost $1,260,725,898)
MONEY MARKET FUNDS — 0.1%
1,565,408	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (b)	1,565,408
	(Cost $1,565,408)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$22	Daiwa Capital Markets America, Inc., 3.64% (b), dated 07/31/26, due 08/03/26, with a maturity value of $22. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $22. (c)	$22
	(Cost $22)

	Total Investments — 100.0%	1,397,328,462
	(Cost $1,262,291,328)
	Net Other Assets and Liabilities — 0.0%	693,720
	Net Assets — 100.0%	$1,398,022,182

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2026.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,395,763,032	$1,395,763,032	$—	$—
Money Market Funds	1,565,408	1,565,408	—	—
Repurchase Agreements	22	—	22	—
Total Investments	$1,397,328,462	$1,397,328,440	$22	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2026
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$22
Non-cash Collateral(2)	(22)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 9.0%
52,161	ATI, Inc. (a)	$9,777,058
9,169	Axon Enterprise, Inc. (a)	4,839,031
47,494	Boeing (The) Co. (a)	10,265,353
38,571	BWX Technologies, Inc.	6,506,928
20,834	Carpenter Technology Corp.	10,826,596
13,566	Curtiss-Wright Corp.	9,821,784
47,504	FTAI Aviation Ltd.	9,785,824
27,509	General Electric Co.	9,905,166
21,079	HEICO Corp.	7,511,712
27,925	Howmet Aerospace, Inc.	7,882,111
8,942	Huntington Ingalls Industries, Inc.	2,919,116
8,611	L3Harris Technologies, Inc.	2,385,764
101,140	Rocket Lab Corp. (a)	6,569,043
27,094	RTX Corp.	5,831,171
1,880	TransDigm Group, Inc.	2,358,234
30,207	Woodward, Inc.	10,897,175
		118,082,066
	Air Freight & Logistics — 0.6%
54,588	C.H. Robinson Worldwide, Inc.	8,064,285
	Automobiles — 0.8%
540,131	Ford Motor Co.	7,929,123
144,243	Rivian Automotive, Inc., Class A (a)	2,195,379
		10,124,502
	Banks — 0.4%
15,705	JPMorgan Chase & Co.	5,524,862
	Beverages — 1.0%
30,793	Coca-Cola (The) Co.	2,697,159
106,959	Monster Beverage Corp. (a)	10,308,708
		13,005,867
	Biotechnology — 3.3%
20,427	AbbVie, Inc.	5,125,952
14,196	Amgen, Inc.	5,467,731
113,368	Incyte Corp. (a)	13,549,743
37,874	Natera, Inc. (a)	10,141,142
9,487	United Therapeutics Corp. (a)	4,911,515
10,349	Vertex Pharmaceuticals, Inc. (a)	4,937,508
		44,133,591
	Broadline Retail — 1.6%
31,501	Amazon.com, Inc. (a)	8,555,042
115,001	eBay, Inc.	13,111,264
		21,666,306
	Building Products — 1.1%
51,386	Johnson Controls International PLC	7,536,271
15,286	Trane Technologies PLC	6,954,365
		14,490,636
Shares	Description	Value

	Capital Markets — 5.0%
22,483	Ares Management Corp., Class A	$2,879,847
2,603	Blackrock, Inc.	2,838,285
27,124	Charles Schwab (The) Corp.	2,854,530
10,166	Goldman Sachs Group (The), Inc.	10,352,851
147,647	Interactive Brokers Group, Inc., Class A	12,991,460
27,268	KKR & Co., Inc.	2,765,793
61,478	Morgan Stanley	12,936,201
4,470	MSCI, Inc.	2,557,913
59,140	Northern Trust Corp.	10,774,717
51,261	Robinhood Markets, Inc., Class A (a)	4,437,152
		65,388,749
	Chemicals — 0.2%
8,983	Ecolab, Inc.	2,493,950
	Commercial Services & Supplies — 0.2%
11,228	Waste Management, Inc.	2,543,703
	Communications Equipment — 3.9%
60,518	Arista Networks, Inc. (a)	10,914,421
26,198	Ciena Corp. (a)	9,877,956
87,529	Cisco Systems, Inc.	10,152,489
24,717	F5, Inc. (a)	9,950,323
14,977	Lumentum Holdings, Inc. (a)	10,692,679
		51,587,868
	Construction & Engineering — 3.8%
177,281	API Group Corp. (a)	7,034,510
6,484	Comfort Systems USA, Inc.	11,215,310
15,485	EMCOR Group, Inc.	12,348,204
30,888	MasTec, Inc. (a)	8,126,633
17,848	Quanta Services, Inc.	11,911,041
		50,635,698
	Construction Materials — 0.4%
17,424	Vulcan Materials Co.	4,679,564
	Consumer Finance — 0.6%
15,197	American Express Co.	5,109,991
139,577	SoFi Technologies, Inc. (a)	2,276,501
		7,386,492
	Consumer Staples Distribution & Retail — 0.4%
45,387	Walmart, Inc.	5,047,034
	Diversified Telecommunication Services — 0.5%
115,698	AST SpaceMobile, Inc. (a) (b)	6,823,868
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 0.4%
28,512	NextEra Energy, Inc.	$2,478,263
17,133	NRG Energy, Inc.	2,300,791
		4,779,054
	Electrical Equipment — 5.4%
31,032	AMETEK, Inc.	7,500,745
42,455	Bloom Energy Corp., Class A (a)	8,737,663
24,128	Eaton Corp. PLC	10,017,946
17,484	Emerson Electric Co.	2,619,453
8,751	GE Vernova, Inc.	8,666,028
14,351	Hubbell, Inc.	6,781,565
86,293	Nextpower, Inc., Class A (a)	7,755,152
20,766	Rockwell Automation, Inc.	9,969,341
38,383	Vertiv Holdings Co., Class A	9,272,181
		71,320,074
	Electronic Equipment, Instruments & Components — 3.1%
72,887	Amphenol Corp., Class A	11,712,941
26,064	Coherent Corp. (a)	6,851,965
40,249	Corning, Inc.	5,564,424
36,711	Keysight Technologies, Inc. (a)	11,713,746
25,497	TE Connectivity PLC	5,244,478
		41,087,554
	Entertainment — 1.3%
78,913	Liberty Media Corp.-Liberty Formula One, Class C (a)	7,743,733
20,564	Take-Two Interactive Software, Inc. (a)	4,995,407
25,535	TKO Group Holdings, Inc.	4,642,518
		17,381,658
	Financial Services — 1.4%
63,035	Affirm Holdings, Inc. (a)	4,507,633
43,450	Apollo Global Management, Inc.	5,456,886
184,778	Toast, Inc., Class A (a)	5,962,786
7,294	Visa, Inc., Class A	2,670,552
		18,597,857
	Ground Transportation — 1.1%
71,238	Uber Technologies, Inc. (a)	5,012,306
50,080	XPO, Inc. (a)	10,064,577
		15,076,883
	Health Care Equipment & Supplies — 0.9%
76,326	Dexcom, Inc. (a)	6,369,404
56,826	Edwards Lifesciences Corp. (a)	4,891,014
		11,260,418
	Health Care Providers & Services — 1.3%
31,604	Cardinal Health, Inc.	7,269,868
Shares	Description	Value

	Health Care Providers & Services (Continued)
6,420	HCA Healthcare, Inc.	$2,584,628
27,477	Tenet Healthcare Corp. (a)	7,000,590
		16,855,086
	Health Care REITs — 1.4%
84,549	Ventas, Inc.	7,906,177
45,297	Welltower, Inc.	10,619,429
		18,525,606
	Hotels, Restaurants & Leisure — 4.3%
52,467	Airbnb, Inc., Class A (a)	7,949,800
14,042	Booking Holdings, Inc.	2,708,702
179,927	Carnival Corp., Ltd.	5,003,770
73,607	Chipotle Mexican Grill, Inc. (a)	2,739,653
27,858	DoorDash, Inc., Class A (a)	5,464,625
24,494	Flutter Entertainment PLC (a)	2,558,888
22,719	Hilton Worldwide Holdings, Inc.	7,281,212
111,290	Las Vegas Sands Corp.	5,440,968
20,259	Marriott International, Inc., Class A	7,553,163
23,645	Royal Caribbean Cruises Ltd.	7,526,204
15,655	Yum! Brands, Inc.	2,399,598
		56,626,583
	Household Durables — 1.1%
21,641	Garmin Ltd.	6,357,693
131,135	Somnigroup International, Inc.	8,567,049
		14,924,742
	Independent Power and Renewable Electricity Producers — 0.8%
33,444	Talen Energy Corp. (a)	11,173,640
	Industrial Conglomerates — 0.4%
31,750	3M Co.	5,596,890
	Insurance — 1.5%
69,415	Cincinnati Financial Corp.	12,333,657
34,368	Progressive (The) Corp.	7,266,083
		19,599,740
	Interactive Media & Services — 1.3%
28,768	Alphabet, Inc., Class A	10,245,148
4,444	Meta Platforms, Inc., Class A	2,474,019
29,613	Reddit, Inc., Class A (a)	4,165,661
		16,884,828
	IT Services — 2.6%
30,609	Cloudflare, Inc., Class A (a)	8,539,299
75,426	CoreWeave, Inc., Class A (a)	5,413,324
18,281	International Business Machines Corp.	4,088,545
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
22,352	MongoDB, Inc. (a)	$7,543,353
29,500	Snowflake, Inc. (a)	8,651,760
		34,236,281
	Life Sciences Tools & Services — 2.7%
58,472	Illumina, Inc. (a)	11,992,607
19,412	Medpace Holdings, Inc. (a)	11,202,859
1,958	Mettler-Toledo International, Inc. (a)	2,773,115
28,638	West Pharmaceutical Services, Inc.	9,764,413
		35,732,994
	Machinery — 4.2%
12,067	Caterpillar, Inc.	9,832,313
18,019	Cummins, Inc.	11,427,650
25,993	ITT, Inc.	5,094,108
24,887	Nordson Corp.	7,410,851
5,255	Parker-Hannifin Corp.	5,131,665
15,962	RBC Bearings, Inc. (a)	8,800,010
27,849	Westinghouse Air Brake Technologies Corp.	8,100,160
		55,796,757
	Media — 0.6%
9,978	AppLovin Corp., Class A (a)	3,950,290
50,645	EchoStar Corp., Class A (a)	4,258,738
		8,209,028
	Metals & Mining — 1.5%
119,380	Freeport-McMoRan, Inc.	7,476,769
333,149	Hecla Mining Co.	4,704,064
80,384	Newmont Corp.	7,532,785
		19,713,618
	Oil, Gas & Consumable Fuels — 0.5%
5,719	Texas Pacific Land Corp.	2,302,355
69,149	Williams (The) Cos., Inc.	4,946,919
		7,249,274
	Personal Care Products — 0.2%
31,697	Estee Lauder (The) Cos., Inc., Class A	2,659,378
	Pharmaceuticals — 1.9%
8,571	Eli Lilly & Co.	9,846,708
29,562	Johnson & Johnson	7,578,219
58,427	Merck & Co., Inc.	7,607,195
		25,032,122
	Professional Services — 0.7%
11,174	Automatic Data Processing, Inc.	2,977,424
Shares	Description	Value

	Professional Services (Continued)
25,452	Paychex, Inc.	$2,973,811
34,690	TransUnion	2,727,328
		8,678,563
	Residential REITs — 0.2%
8,583	Essex Property Trust, Inc.	2,438,774
	Retail REITs — 0.6%
33,570	Simon Property Group, Inc.	7,699,951
	Semiconductors & Semiconductor Equipment — 11.1%
22,121	Advanced Micro Devices, Inc. (a)	10,532,914
32,358	Analog Devices, Inc.	11,888,653
14,220	Applied Materials, Inc.	7,219,067
26,605	Astera Labs, Inc. (a)	8,280,274
19,874	Broadcom, Inc.	7,736,551
47,255	Credo Technology Group Holding Ltd. (a)	9,781,312
43,570	First Solar, Inc. (a)	9,194,577
34,076	KLA Corp.	6,229,774
23,725	Lam Research Corp.	6,951,900
33,786	MACOM Technology Solutions Holdings, Inc. (a)	8,495,152
43,142	Marvell Technology, Inc.	8,091,714
11,133	Micron Technology, Inc.	9,162,793
28,893	MKS, Inc.	8,594,223
7,439	Monolithic Power Systems, Inc.	10,608,237
37,522	NVIDIA Corp.	7,532,542
40,630	QUALCOMM, Inc.	5,997,394
26,561	Teradyne, Inc.	9,766,214
		146,063,291
	Software — 4.3%
20,003	Cadence Design Systems, Inc. (a)	6,801,420
53,887	Crowdstrike Holdings, Inc., Class A (a)	10,284,873
49,359	Datadog, Inc., Class A (a)	13,226,731
83,657	Fortinet, Inc. (a)	13,548,251
22,017	Palo Alto Networks, Inc. (a)	7,305,901
5,610	Synopsys, Inc. (a)	2,180,944
28,996	Zoom Communications, Inc. (a)	2,785,646
		56,133,766
	Specialized REITs — 0.4%
13,936	Digital Realty Trust, Inc.	2,627,215
2,401	Equinix, Inc.	2,447,291
		5,074,506
	Specialty Retail — 3.1%
783	AutoZone, Inc. (a)	2,361,724
23,700	Burlington Stores, Inc. (a)	8,732,976
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
114,065	Carvana Co. (a)	$7,113,093
27,176	O’Reilly Automotive, Inc. (a)	2,428,176
48,301	Ross Stores, Inc.	12,126,932
33,930	TJX (The) Cos., Inc.	5,338,546
5,549	Ulta Beauty, Inc. (a)	2,845,694
		40,947,141
	Technology Hardware, Storage & Peripherals — 4.5%
25,946	Apple, Inc.	8,014,979
29,786	Dell Technologies, Inc., Class C	12,074,351
130,487	Everpure, Inc., Class A (a)	10,069,682
5,652	Sandisk Corp. (a)	6,866,219
13,318	Seagate Technology Holdings PLC	11,401,939
20,120	Western Digital Corp.	10,962,181
		59,389,351
	Textiles, Apparel & Luxury Goods — 0.4%
35,117	Tapestry, Inc.	5,350,777
	Tobacco — 0.2%
13,834	Philip Morris International, Inc.	2,639,804
	Trading Companies & Distributors — 1.7%
107,028	Fastenal Co.	5,106,306
434,482	QXO, Inc. (a)	5,778,611
11,344	United Rentals, Inc.	12,243,125
		23,128,042
	Total Common Stocks	1,317,543,072
	(Cost $1,111,229,743)
MONEY MARKET FUNDS — 0.2%
1,643,355	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	1,643,355
	(Cost $1,643,355)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$4,147,830	Citigroup, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $4,149,088. Collateralized by U.S. Treasury Bond, interest rate of 3.63%, due 02/15/44. The value of the collateral including accrued interest is $4,230,788. (d)	$4,147,830
	(Cost $4,147,830)

	Total Investments — 100.4%	1,323,334,257
	(Cost $1,117,020,928)
	Net Other Assets and Liabilities — (0.4)%	(4,660,752)
	Net Assets — 100.0%	$1,318,673,505

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $4,075,164 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,147,830.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,317,543,072	$1,317,543,072	$—	$—
Money Market Funds	1,643,355	1,643,355	—	—
Repurchase Agreements	4,147,830	—	4,147,830	—
Total Investments	$1,323,334,257	$1,319,186,427	$4,147,830	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2026

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,075,164
Non-cash Collateral(2)	(4,075,164)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$4,147,830
Non-cash Collateral(4)	(4,147,830)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.6%
821	General Dynamics Corp.	$314,788
6,333	Textron, Inc.	539,952
1,110	V2X, Inc. (a)	100,166
		954,906
	Air Freight & Logistics — 0.9%
867	Expeditors International of Washington, Inc.	145,561
1,855	FedEx Corp.	570,227
2,825	GXO Logistics, Inc. (a)	141,702
3,776	Hub Group, Inc., Class A	175,697
3,945	United Parcel Service, Inc., Class B	411,148
		1,444,335
	Automobile Components — 1.1%
11,244	Adient PLC (a)	236,574
9,464	Aptiv PLC (a)	534,432
1,080	BorgWarner, Inc.	68,839
11,340	Gentex Corp.	264,902
2,138	Lear Corp.	279,308
2,395	Patrick Industries, Inc.	197,707
1,477	Phinia, Inc.	108,693
1,666	Visteon Corp.	174,164
		1,864,619
	Automobiles — 1.0%
9,420	General Motors Co.	837,061
8,449	Harley-Davidson, Inc.	207,338
4,767	Thor Industries, Inc.	357,382
6,616	Winnebago Industries, Inc.	200,333
		1,602,114
	Banks — 8.7%
1,014	1st Source Corp.	90,996
885	Amalgamated Financial Corp.	43,701
794	Ameris Bancorp	69,245
6,985	Associated Banc-Corp.	215,697
1,694	Atlantic Union Bankshares Corp.	71,876
5,955	Banc of California, Inc.	114,038
364	BancFirst Corp.	41,066
7,445	Bank of America Corp.	461,218
5,502	Bank OZK	282,253
1,705	BankUnited, Inc.	79,538
1,830	Banner Corp.	128,850
1,333	Beacon Financial Corp.	42,003
1,031	BOK Financial Corp.	145,670
3,231	Byline Bancorp, Inc.	126,881
1,335	Cathay General Bancorp	84,359
3,032	Citigroup, Inc.	401,588
6,054	Citizens Financial Group, Inc.	433,769
Shares	Description	Value

	Banks (Continued)
4,472	Columbia Banking System, Inc.	$139,839
1,241	Commerce Bancshares, Inc.	73,554
605	Community Financial System, Inc.	39,210
1,143	Community Trust Bancorp, Inc.	89,668
1,213	ConnectOne Bancorp, Inc.	39,956
462	Cullen/Frost Bankers, Inc.	76,849
1,538	Customers Bancorp, Inc. (a)	121,010
2,249	East West Bancorp, Inc.	294,619
1,848	Enterprise Financial Services Corp.	122,541
733	FB Financial Corp.	44,259
3,171	First BanCorp	91,737
4,125	First Busey Corp.	127,298
280	First Citizens BancShares, Inc., Class A	612,262
4,066	First Commonwealth Financial Corp.	87,541
3,595	First Financial Bancorp	121,619
2,821	First Hawaiian, Inc.	78,396
5,589	First Horizon Corp.	143,302
3,156	First Interstate BancSystem, Inc., Class A	119,991
2,785	First Merchants Corp.	120,145
1,047	Firstsun Capital Bancorp (a)	40,498
11,265	FNB Corp.	212,909
3,418	Fulton Financial Corp.	83,160
1,741	German American Bancorp, Inc.	88,582
959	Hancock Whitney Corp.	73,843
2,133	Hilltop Holdings, Inc.	84,126
7,528	Home BancShares, Inc.	233,895
2,966	Hope Bancorp, Inc.	41,554
23,927	Huntington Bancshares, Inc.	407,716
988	Independent Bank Corp.	82,824
2,829	International Bancshares Corp.	216,532
12,601	KeyCorp	284,657
659	Lakeland Financial Corp.	41,286
993	Live Oak Bancshares, Inc.	42,500
1,783	M&T Bank Corp.	439,135
911	National Bank Holdings Corp., Class A	39,346
1,673	NBT Bancorp, Inc.	88,083
2,675	Northwest Bancshares, Inc.	42,105
2,478	OFG Bancorp	130,987
8,298	Old National Bancorp	221,059
793	Origin Bancorp, Inc.	43,401
222	Park National Corp.	46,209
1,398	Pathward Financial, Inc.	123,360
3,168	Peoples Bancorp, Inc.	131,979
710	Pinnacle Financial Partners, Inc.	74,713
1,180	PNC Financial Services Group (The), Inc.	294,847
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
872	Popular, Inc.	$152,783
2,943	Prosperity Bancshares, Inc.	220,342
6,994	Provident Financial Services, Inc.	172,612
850	QCR Holdings, Inc.	87,508
14,046	Regions Financial Corp.	434,724
1,944	Renasant Corp.	84,700
1,345	Republic Bancorp, Inc., Class A	133,881
1,686	S&T Bancorp, Inc.	87,925
2,870	SouthState Bank Corp.	301,608
532	Stock Yards Bancorp, Inc.	45,273
1,387	Texas Capital Bancshares, Inc.	137,105
1,750	Tompkins Financial Corp.	174,720
1,119	Towne Bank	42,421
1,535	TriCo Bancshares	88,324
11,659	Truist Financial Corp.	604,403
2,645	Trustmark Corp.	125,505
7,022	U.S. Bancorp	442,456
1,003	UMB Financial Corp.	146,167
3,127	United Bankshares, Inc.	151,503
6,124	United Community Banks, Inc.	217,035
14,670	Valley National Bancorp	209,634
3,171	WaFd, Inc.	116,598
7,030	Wells Fargo & Co.	607,743
3,116	WesBanco, Inc.	128,940
1,409	Westamerica BanCorp	84,751
2,616	Western Alliance Bancorp	210,562
892	Wintrust Financial Corp.	142,310
1,078	WSFS Financial Corp.	86,456
2,072	Zions Bancorp N.A.	144,418
		14,568,257
	Beverages — 0.7%
5,377	Brown-Forman Corp., Class B	154,481
4,175	Constellation Brands, Inc., Class A	543,710
8,873	Keurig Dr Pepper, Inc.	276,128
2,922	National Beverage Corp.	92,452
1,046	PepsiCo, Inc.	145,980
		1,212,751
	Biotechnology — 0.7%
1,962	Biogen, Inc. (a)	398,188
931	Regeneron Pharmaceuticals, Inc.	710,008
		1,108,196
	Broadline Retail — 0.6%
542	Dillard’s, Inc., Class A	318,880
11,662	Kohl’s Corp.	223,211
15,211	Macy’s, Inc.	377,537
		919,628
Shares	Description	Value

	Building Products — 0.5%
801	Builders FirstSource, Inc. (a)	$53,218
197	Carlisle Cos., Inc.	70,904
1,306	Fortune Brands Innovations, Inc.	64,334
2,342	Hayward Holdings, Inc. (a)	35,435
248	Lennox International, Inc.	103,138
879	Masco Corp.	62,831
343	Simpson Manufacturing Co., Inc.	64,395
2,598	Tecnoglass Holdings, Inc.	112,857
1,433	Trex Co., Inc. (a)	62,135
2,369	UFP Industries, Inc.	205,487
		834,734
	Capital Markets — 1.9%
27,688	Blue Owl Technology Finance Corp.	275,219
1,971	Donnelley Financial Solutions, Inc. (a)	93,228
934	FactSet Research Systems, Inc.	245,829
2,153	Franklin Resources, Inc.	72,901
9,446	Golub Capital BDC, Inc. (b)	121,192
4,299	Jefferies Financial Group, Inc.	234,726
1,707	Lazard, Inc.	72,343
503	LPL Financial Holdings, Inc.	177,911
930	Raymond James Financial, Inc.	163,661
1,711	State Street Corp.	315,098
2,053	Stifel Financial Corp.	170,214
6,387	T. Rowe Price Group, Inc.	713,747
3,410	Victory Capital Holdings, Inc., Class A	337,692
1,440	Virtus Investment Partners, Inc.	229,464
		3,223,225
	Chemicals — 2.0%
4,474	Avient Corp.	162,496
1,340	Cabot Corp.	117,947
3,308	CF Industries Holdings, Inc.	414,129
4,280	Eastman Chemical Co.	299,386
2,838	H.B. Fuller Co.	156,941
2,030	Innospec, Inc.	174,539
7,333	International Flavors & Fragrances, Inc.	580,920
275	Linde PLC	131,555
2,793	Minerals Technologies, Inc.	212,938
13,525	Mosaic (The) Co.	299,173
183	NewMarket Corp.	155,579
6,139	Olin Corp.	113,633
3,497	PPG Industries, Inc.	386,488
644	RPM International, Inc.	68,953
1,483	Stepan Co.	95,120
		3,369,797
	Commercial Services & Supplies — 1.1%
3,738	ABM Industries, Inc.	179,088
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
14,585	BrightView Holdings, Inc. (a)	$190,188
15,048	Copart, Inc. (a)	438,198
2,721	CoreCivic, Inc. (a)	81,358
8,653	Deluxe Corp.	223,853
4,117	GEO Group (The), Inc. (a)	127,174
10,101	MillerKnoll, Inc.	227,475
664	Republic Services, Inc.	139,805
1,595	Veralto Corp.	150,201
		1,757,340
	Communications Equipment — 0.0%
931	NetScout Systems, Inc. (a)	37,864
	Construction & Engineering — 0.0%
2,995	Ameresco, Inc., Class A (a)	63,105
	Construction Materials — 0.3%
3,965	CRH PLC	376,715
637	Eagle Materials, Inc.	130,547
484	Knife River Corp. (a)	35,414
		542,676
	Consumer Finance — 1.4%
6,237	Ally Financial, Inc.	270,249
1,527	Bread Financial Holdings, Inc.	165,023
1,447	Capital One Financial Corp.	302,437
5,865	Happen, Inc. (a)	112,256
1,241	Nelnet, Inc., Class A	168,615
3,525	OneMain Holdings, Inc.	220,594
4,434	PROG Holdings, Inc.	195,185
8,286	SLM Corp.	215,395
9,547	Synchrony Financial	723,567
		2,373,321
	Consumer Staples Distribution & Retail — 1.6%
10,590	Albertsons Cos., Inc., Class A	122,632
1,780	Andersons (The), Inc.	125,988
822	BJ’s Wholesale Club Holdings, Inc. (a)	80,375
3,685	Dollar General Corp.	468,179
3,508	Dollar Tree, Inc. (a)	446,253
2,333	Ingles Markets, Inc., Class A	209,993
2,547	Kroger (The) Co.	147,064
2,540	Sprouts Farmers Market, Inc. (a)	221,386
4,448	Target Corp.	642,692
889	United Natural Foods, Inc. (a)	45,188
2,111	Weis Markets, Inc.	162,653
		2,672,403
Shares	Description	Value

	Containers & Packaging — 2.1%
13,401	Amcor PLC	$601,437
1,718	AptarGroup, Inc.	230,143
884	Avery Dennison Corp.	150,041
6,797	Ball Corp.	441,125
1,281	Crown Holdings, Inc.	150,966
33,891	Graphic Packaging Holding Co.	363,651
2,219	Greif, Inc., Class A	192,055
12,634	O-I Glass, Inc. (a)	90,333
1,219	Packaging Corp. of America	299,679
4,634	Silgan Holdings, Inc.	185,267
12,557	Smurfit Westrock PLC	577,245
5,086	Sonoco Products Co.	286,647
		3,568,589
	Distributors — 0.4%
4,966	Gold.com, Inc.	205,394
13,605	LKQ Corp.	305,432
332	Pool Corp.	61,656
		572,482
	Diversified Consumer Services — 0.7%
55,111	ADT, Inc.	421,048
8,728	Driven Brands Holdings, Inc. (a)	124,548
5,165	Perdoceo Education Corp.	164,299
2,697	Strategic Education, Inc.	221,154
1,917	Stride, Inc. (a)	153,916
		1,084,965
	Diversified REITs — 0.3%
3,348	American Assets Trust, Inc.	78,979
4,000	Broadstone Net Lease, Inc.	85,640
4,063	WP Carey, Inc.	299,037
		463,656
	Diversified Telecommunication Services — 1.6%
35,078	AT&T, Inc.	815,564
29,577	Comcast Corp., Class A	708,665
1,420	IDT Corp., Class B	93,521
1,882	Liberty Capital Corp., Class C (a)	43,606
5,206	Liberty Latin America Ltd., Class C (a)	42,012
14,414	Uniti Group, Inc. (a)	140,104
17,150	Verizon Communications, Inc.	802,792
		2,646,264
	Electric Utilities — 4.1%
3,807	Alliant Energy Corp.	269,459
3,101	American Electric Power Co., Inc.	396,463
4,588	Duke Energy Corp.	575,473
9,753	Edison International	715,578
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
1,230	Entergy Corp.	$132,373
4,907	Evergy, Inc.	407,330
10,048	Eversource Energy	719,336
12,460	Exelon Corp.	570,917
2,975	FirstEnergy Corp.	143,722
12,220	Hawaiian Electric Industries, Inc. (a)	157,882
474	IDACORP, Inc.	67,739
1,015	MGE Energy, Inc.	80,723
4,417	OGE Energy Corp.	209,145
1,836	Otter Tail Corp.	162,339
43,170	PG&E Corp.	750,295
2,009	Pinnacle West Capital Corp.	202,889
5,530	Portland General Electric Co.	272,795
11,671	PPL Corp.	410,936
3,035	Southern (The) Co.	286,929
5,283	Xcel Energy, Inc.	413,131
		6,945,454
	Electronic Equipment, Instruments & Components — 1.1%
671	Arrow Electronics, Inc. (a)	145,318
1,612	Avnet, Inc.	143,210
1,194	Belden, Inc.	148,116
2,066	CDW Corp.	305,375
1,614	Crane NXT Co.	83,847
621	CTS Corp.	39,819
2,074	Daktronics, Inc. (a)	41,003
993	ePlus, Inc.	91,763
332	Insight Enterprises, Inc. (a)	42,805
2,485	Itron, Inc. (a)	247,655
1,131	PC Connection, Inc.	94,687
267	TD SYNNEX Corp.	68,272
214	Teledyne Technologies, Inc. (a)	140,292
9,882	Vontier Corp.	317,509
		1,909,671
	Energy Equipment & Services — 2.0%
7,644	Baker Hughes Co.	462,386
5,001	Bristow Group, Inc.	226,645
11,194	Expro Ltd. (a)	178,544
17,111	Halliburton Co.	551,830
18,916	Helix Energy Solutions Group, Inc. (a)	179,891
2,525	Helmerich & Payne, Inc.	87,289
6,312	Liberty Energy, Inc.	118,098
3,863	NOV, Inc.	75,058
3,003	Oceaneering International, Inc. (a)	146,486
18,011	Patterson-UTI Energy, Inc.	188,755
Shares	Description	Value

	Energy Equipment & Services (Continued)
28,359	RPC, Inc.	$159,094
2,185	Seadrill Ltd. (a)	97,975
9,125	SLB Ltd.	452,509
2,482	Tidewater, Inc. (a)	186,299
3,517	Weatherford International PLC	308,758
		3,419,617
	Entertainment — 0.4%
7,544	Walt Disney (The) Co.	725,657
	Financial Services — 4.2%
1,450	Berkshire Hathaway, Inc., Class B (a)	741,733
424	Corpay, Inc. (a)	162,015
7,838	Enact Holdings, Inc.	370,894
5,573	Essent Group Ltd.	367,595
2,259	Euronet Worldwide, Inc. (a)	161,134
5,952	EVERTEC, Inc.	181,179
18,677	Fidelity National Information Services, Inc.	836,169
14,805	Fiserv, Inc. (a)	798,582
10,008	Global Payments, Inc.	841,473
2,433	Merchants Bancorp	134,253
12,703	MGIC Investment Corp.	381,598
5,029	NMI Holdings, Inc. (a)	222,785
16,815	PayPal Holdings, Inc.	961,986
9,509	Radian Group, Inc.	370,756
792	Voya Financial, Inc.	78,748
3,021	Walker & Dunlop, Inc.	150,113
21,472	Western Union (The) Co.	136,562
508	WEX, Inc. (a)	94,976
		6,992,551
	Food Products — 3.1%
1,851	Archer-Daniels-Midland Co.	146,729
2,721	Bunge Global S.A.	289,052
2,565	Cal-Maine Foods, Inc.	225,156
12,868	Campbell’s (The) Co. (b)	282,839
5,322	Conagra Brands, Inc.	77,222
2,624	Darling Ingredients, Inc. (a)	159,119
7,404	Del Monte Corp.	219,973
20,928	Flowers Foods, Inc.	146,914
20,865	General Mills, Inc.	745,924
2,886	Hormel Foods Corp.	72,179
3,782	Ingredion, Inc.	376,158
2,250	J & J Snack Foods Corp.	172,125
3,319	Lamb Weston Holdings, Inc.	174,413
1,883	Marzetti (The) Company	201,236
14,401	McCormick & Co., Inc.	733,011
3,246	Post Holdings, Inc. (a)	296,717
83	Seaboard Corp.	366,300
10,147	Tyson Foods, Inc., Class A	588,120
		5,273,187
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 1.6%
2,463	Atmos Energy Corp.	$425,557
10,134	MDU Resources Group, Inc.	202,173
4,640	National Fuel Gas Co.	381,918
3,836	New Jersey Resources Corp.	222,066
3,369	Northwest Natural Holding Co.	164,811
3,718	ONE Gas, Inc.	288,703
3,232	Southwest Gas Holdings, Inc.	288,941
3,671	Spire, Inc.	293,166
10,371	UGI Corp.	374,601
		2,641,936
	Ground Transportation — 0.6%
283	ArcBest Corp.	40,851
24,518	Lyft, Inc., Class A (a)	388,855
814	Ryder System, Inc.	208,726
1,111	Schneider National, Inc., Class B	39,707
2,484	U-Haul Holding Co.	155,449
519	Union Pacific Corp.	151,615
930	Werner Enterprises, Inc.	34,801
		1,020,004
	Health Care Equipment & Supplies — 2.0%
3,201	Abbott Laboratories	338,346
424	Align Technology, Inc. (a)	71,724
1,919	Becton Dickinson & Co.	317,825
6,314	CONMED Corp.	292,338
1,539	Envista Holdings Corp. (a)	42,030
6,627	GE HealthCare Technologies, Inc.	450,768
278	ICU Medical, Inc. (a)	46,846
1,303	Integer Holdings Corp. (a)	157,937
5,421	Medtronic PLC	462,899
975	Omnicell, Inc. (a)	34,486
3,714	Solventum Corp. (a)	317,324
8,435	Zimmer Biomet Holdings, Inc.	792,299
		3,324,822
	Health Care Providers & Services — 2.0%
15,867	AdaptHealth Corp. (a)	171,364
1,211	Addus HomeCare Corp. (a)	139,846
21,002	Ardent Health, Inc. (a)	224,091
155	Chemed Corp.	82,499
2,633	Cigna Group (The)	734,739
1,364	Concentra Group Holdings Parent, Inc.	43,171
1,368	CVS Health Corp.	142,860
322	DaVita, Inc. (a)	77,309
1,096	Elevance Health, Inc.	411,921
858	Henry Schein, Inc. (a)	73,573
1,036	Labcorp Holdings, Inc.	320,331
Shares	Description	Value

	Health Care Providers & Services (Continued)
6,834	Option Care Health, Inc. (a)	$157,387
4,803	Pediatrix Medical Group, Inc. (a)	127,328
1,371	Quest Diagnostics, Inc.	319,457
2,408	Universal Health Services, Inc., Class B	405,603
		3,431,479
	Health Care REITs — 0.1%
3,348	Healthpeak Properties, Inc.	73,087
2,149	LTC Properties, Inc.	86,476
8,777	Medical Properties Trust, Inc.	40,637
		200,200
	Health Care Technology — 0.0%
6,190	Certara, Inc. (a)	50,139
	Hotel & Resort REITs — 0.6%
9,835	Apple Hospitality REIT, Inc.	162,376
6,787	DiamondRock Hospitality Co.	89,860
12,087	Host Hotels & Resorts, Inc.	303,746
2,846	Park Hotels & Resorts, Inc.	42,861
4,259	Pebblebrook Hotel Trust	81,347
13,952	RLJ Lodging Trust	170,912
7,220	Sunstone Hotel Investors, Inc.	84,979
5,976	Xenia Hotels & Resorts, Inc.	122,986
		1,059,067
	Hotels, Restaurants & Leisure — 0.7%
4,056	Boyd Gaming Corp.	345,003
1,301	Choice Hotels International, Inc.	145,049
1,410	Darden Restaurants, Inc.	287,048
552	Expedia Group, Inc.	162,696
774	Hilton Grand Vacations, Inc. (a)	35,712
2,550	United Parks & Resorts, Inc. (a)	113,807
14,676	Wendy’s (The) Co. (b)	108,015
		1,197,330
	Household Durables — 2.7%
66	Cavco Industries, Inc. (a)	36,104
2,307	Century Communities, Inc.	154,938
1,627	Champion Homes, Inc. (a)	129,526
3,565	D.R. Horton, Inc.	510,009
2,066	Green Brick Partners, Inc. (a)	146,128
2,642	KB Home	145,231
5,151	La-Z-Boy, Inc.	202,846
8,024	Lennar Corp., Class A	660,776
1,912	LGI Homes, Inc. (a)	104,338
1,285	M/I Homes, Inc. (a)	187,777
3,418	Meritage Homes Corp.	239,944
2,952	Mohawk Industries, Inc. (a)	363,391
62	NVR, Inc. (a)	381,117
5,291	PulteGroup, Inc.	669,153
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
1,739	Toll Brothers, Inc.	$253,703
7,270	Whirlpool Corp. (b)	272,625
		4,457,606
	Household Products — 0.7%
4,264	Central Garden & Pet Co., Class A (a)	161,648
5,674	Energizer Holdings, Inc.	118,984
2,647	Kimberly-Clark Corp.	289,343
1,981	Procter & Gamble (The) Co.	286,235
5,338	Reynolds Consumer Products, Inc.	133,130
2,409	Spectrum Brands Holdings, Inc.	213,847
		1,203,187
	Industrial Conglomerates — 0.2%
1,298	Honeywell International, Inc.	315,479
	Industrial REITs — 0.3%
3,334	Innovative Industrial Properties, Inc.	196,072
1,657	Lineage, Inc.	70,207
6,415	Rexford Industrial Realty, Inc.	242,295
		508,574
	Insurance — 7.9%
3,618	Aflac, Inc.	461,223
3,051	Allstate (The) Corp.	805,708
512	American Financial Group, Inc.	72,561
9,742	American International Group, Inc.	765,526
7,481	Arch Capital Group Ltd. (a)	752,065
535	Assurant, Inc.	149,367
2,579	Assured Guaranty Ltd.	213,335
2,666	Axis Capital Holdings Ltd.	280,783
6,613	Brown & Brown, Inc.	465,555
1,704	Chubb Ltd.	597,559
1,623	CNO Financial Group, Inc.	89,411
1,002	Everest Group Ltd.	374,898
6,217	F&G Annuities & Life, Inc.	177,620
3,039	Fidelity National Financial, Inc.	156,782
4,179	First American Financial Corp.	313,383
8,729	Genworth Financial, Inc. (a)	85,806
802	Globe Life, Inc.	146,165
6,089	Hamilton Insurance Group Ltd., Class B	218,960
1,003	Hanover Insurance Group (The), Inc.	233,328
5,479	Hartford Insurance Group (The), Inc.	777,525
4,513	Kemper Corp.	128,079
8,106	Lincoln National Corp.	369,715
Shares	Description	Value

	Insurance (Continued)
5,130	Loews Corp.	$595,131
297	Markel Group, Inc. (a)	559,055
847	Marsh & McLennan Cos., Inc.	160,667
3,360	Mercury General Corp.	359,923
7,004	Old Republic International Corp.	302,643
505	Primerica, Inc.	161,580
5,382	Prudential Financial, Inc.	657,035
674	Reinsurance Group of America, Inc.	159,637
1,129	RenaissanceRe Holdings Ltd.	361,257
2,426	RLI Corp.	148,568
1,626	Safety Insurance Group, Inc.	168,112
1,477	Selective Insurance Group, Inc.	140,005
8,611	SiriusPoint Ltd. (a)	203,650
2,504	Stewart Information Services Corp.	169,245
2,200	Travelers (The) Cos., Inc.	823,592
801	Unum Group	68,974
4,119	W.R. Berkley Corp.	298,792
172	White Mountains Insurance Group Ltd.	360,810
		13,334,030
	Interactive Media & Services — 0.4%
1,189	Cargurus, Inc. (a)	43,089
2,635	People, Inc. (a)	109,537
6,743	Yelp, Inc. (a)	178,218
3,158	Ziff Davis, Inc. (a)	167,627
70,534	ZoomInfo Technologies, Inc. (a)	232,762
		731,233
	IT Services — 2.2%
5,834	Accenture PLC, Class A	967,977
18,748	Cognizant Technology Solutions Corp., Class A	1,037,702
23,353	DXC Technology Co. (a)	262,488
4,514	EPAM Systems, Inc. (a)	476,498
11,564	Everforth, Inc. (a)	328,880
1,659	Gartner, Inc. (a)	250,542
25,339	Kyndryl Holdings, Inc. (a)	343,343
		3,667,430
	Leisure Products — 0.2%
25,807	Mattel, Inc. (a)	389,428
	Life Sciences Tools & Services — 0.3%
1,064	Agilent Technologies, Inc.	147,226
246	Bio-Rad Laboratories, Inc., Class A (a)	80,068
732	IQVIA Holdings, Inc. (a)	172,034
283	Thermo Fisher Scientific, Inc.	162,527
		561,855
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 1.7%
6,588	Aebi Schmidt Holding AG	$84,919
2,395	AGCO Corp.	244,673
739	Alamo Group, Inc.	117,560
636	Allison Transmission Holdings, Inc.	72,848
631	Dover Corp.	129,115
727	Esab Corp.	62,907
669	Franklin Electric Co., Inc.	70,058
4,218	Greenbrier (The) Cos., Inc.	207,737
14,414	Hillman Solutions Corp. (a)	113,438
522	Illinois Tool Works, Inc.	149,788
129	Kadant, Inc.	39,668
4,716	Kennametal, Inc.	160,203
327	Lindsay Corp.	36,238
5,547	Mueller Water Products, Inc., Class A	140,006
1,401	Oshkosh Corp.	199,516
1,178	PACCAR, Inc.	156,297
723	Snap-on, Inc.	296,726
762	Stanley Black & Decker, Inc.	72,070
3,519	Trinity Industries, Inc.	109,934
1,538	Worthington Enterprises, Inc.	86,451
2,458	Xylem, Inc.	287,512
		2,837,664
	Marine Transportation — 0.3%
1,580	Kirby Corp. (a)	207,201
1,492	Matson, Inc.	302,265
		509,466
	Media — 1.0%
5,107	Charter Communications, Inc., Class A (a)	740,413
7,625	DoubleVerify Holdings, Inc. (a)	85,781
2,712	Fox Corp., Class A	157,920
5,695	News Corp., Class A	156,954
802	Nexstar Media Group, Inc.	152,805
12,126	Sirius XM Holdings, Inc.	359,172
		1,653,045
	Metals & Mining — 1.2%
5,497	Alcoa Corp.	248,794
247	Alpha Metallurgical Resources, Inc. (a)	33,878
5,708	Commercial Metals Co.	392,254
1,903	Nucor Corp.	489,623
777	Reliance, Inc.	315,540
1,266	Steel Dynamics, Inc.	318,095
2,649	Warrior Met Coal, Inc.	210,357
		2,008,541
Shares	Description	Value

	Mortgage REITs — 1.2%
32,474	Annaly Capital Management, Inc.	$737,809
22,920	Apollo Commercial Real Estate Finance, Inc.	151,731
38,131	Arbor Realty Trust, Inc. (b)	191,037
9,475	ARMOUR Residential REIT, Inc. (b)	156,053
4,876	Blackstone Mortgage Trust, Inc., Class A	70,897
12,227	Ladder Capital Corp.	116,890
38,148	Rithm Capital Corp.	376,902
8,747	Starwood Property Trust, Inc.	139,777
		1,941,096
	Multi-Utilities — 2.0%
3,752	Ameren Corp.	411,257
5,052	Avista Corp.	204,353
2,888	Black Hills Corp.	205,654
6,595	CenterPoint Energy, Inc.	277,254
5,545	CMS Energy Corp.	399,185
5,251	Consolidated Edison, Inc.	571,571
1,907	DTE Energy Co.	270,546
6,109	NiSource, Inc.	271,423
5,226	Public Service Enterprise Group, Inc.	400,730
1,526	Sempra	135,127
2,488	WEC Energy Group, Inc.	272,237
		3,419,337
	Office REITs — 0.9%
2,159	BXP, Inc.	151,389
4,779	Cousins Properties, Inc.	150,778
14,011	Douglas Emmett, Inc.	165,610
6,631	Easterly Government Properties, Inc.	161,531
38,201	Empire State Realty Trust, Inc., Class A	193,297
4,034	Highwoods Properties, Inc.	133,647
7,648	Kilroy Realty Corp.	296,895
7,293	Vornado Realty Trust	287,271
		1,540,418
	Oil, Gas & Consumable Fuels — 10.4%
10,195	Antero Resources Corp. (a)	368,447
10,999	APA Corp.	410,483
7,554	BKV Corp. (a)	184,771
3,503	Chevron Corp.	689,495
2,506	Chord Energy Corp.	351,792
10,557	CNX Resources Corp. (a)	377,941
24,009	Comstock Resources, Inc. (a)	318,359
6,984	ConocoPhillips	841,432
2,686	Core Natural Resources, Inc.	214,450
16,836	Crescent Energy Co., Class A	193,109
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
14,058	Devon Energy Corp.	$634,438
3,304	Diamondback Energy, Inc.	670,547
5,942	Dorian LPG Ltd.	281,770
5,598	EOG Resources, Inc.	832,367
13,657	EQT Corp.	727,781
7,963	Expand Energy Corp.	748,761
4,250	ExxonMobil Holdings Corp.	660,620
1,218	Gulfport Energy Corp. (a)	196,549
5,143	HF Sinclair Corp.	470,430
2,697	International Seaways, Inc.	259,397
13,270	Kinder Morgan, Inc.	427,029
14,005	Magnolia Oil & Gas Corp., Class A	360,069
1,660	Marathon Petroleum Corp.	525,340
7,197	Matador Resources Co.	359,058
8,802	Murphy Oil Corp.	349,791
4,554	Northern Oil & Gas, Inc.	96,317
11,960	Occidental Petroleum Corp.	682,557
6,682	ONEOK, Inc.	606,792
6,804	Ovintiv, Inc.	424,978
3,685	Par Pacific Holdings, Inc. (a)	317,021
4,541	PBF Energy, Inc., Class A	328,223
9,295	Peabody Energy Corp.	198,169
19,458	Permian Resources Corp., Class A	414,650
3,435	Phillips 66	727,121
9,633	Range Resources Corp.	386,669
2,694	REX American Resources Corp. (a)	115,950
13,725	SM Energy Co.	446,337
9,423	Talos Energy, Inc. (a)	143,041
526	Targa Resources Corp.	142,215
2,232	Valero Energy Corp.	698,393
19,311	Venture Global, Inc., Class A	258,381
		17,441,040
	Paper & Forest Products — 0.1%
5,468	Sylvamo Corp.	204,558
	Passenger Airlines — 0.8%
4,118	Alaska Air Group, Inc. (a)	195,399
6,203	Delta Air Lines, Inc.	542,390
2,750	Southwest Airlines Co.	123,668
4,270	United Airlines Holdings, Inc. (a)	518,079
		1,379,536
	Personal Care Products — 0.0%
362	Interparfums, Inc.	45,087
Shares	Description	Value

	Pharmaceuticals — 1.2%
10,242	Amphastar Pharmaceuticals, Inc. (a)	$204,225
7,362	Bristol-Myers Squibb Co.	480,812
3,340	Harmony Biosciences Holdings, Inc. (a)	117,702
9,099	Innoviva, Inc. (a)	190,806
24,124	Pfizer, Inc.	603,341
4,372	Prestige Consumer Healthcare, Inc. (a)	219,562
13,535	Viatris, Inc.	237,675
		2,054,123
	Professional Services — 2.4%
4,724	Booz Allen Hamilton Holding Corp.	329,357
6,442	CBIZ, Inc. (a)	354,825
961	FTI Consulting, Inc. (a)	153,164
13,026	Genpact Ltd.	458,125
2,270	ICF International, Inc.	183,688
8,299	KBR, Inc.	303,826
2,484	Korn Ferry	204,359
1,199	ManpowerGroup, Inc.	62,852
6,663	Maximus, Inc.	401,446
1,368	Parsons Corp. (a)	60,479
1,709	Paycom Software, Inc.	280,208
1,320	Robert Half, Inc.	49,896
1,947	Science Applications International Corp.	228,052
9,363	SS&C Technologies Holdings, Inc.	721,419
5,013	TIC Solutions, Inc. (a)	36,645
1,670	TriNet Group, Inc.	109,936
		3,938,277
	Real Estate Management & Development — 0.5%
3,030	Cushman & Wakefield Ltd. (a)	40,663
6,530	Forestar Group, Inc. (a)	183,820
3,007	Howard Hughes Holdings, Inc. (a)	192,207
1,369	Jones Lang LaSalle, Inc. (a)	486,036
		902,726
	Residential REITs — 0.9%
4,275	American Homes 4 Rent, Class A	142,871
4,276	Equity Residential	284,140
4,954	Independence Realty Trust, Inc.	82,385
9,613	Invitation Homes, Inc.	285,698
6,055	Sun Communities, Inc.	747,672
		1,542,766
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs — 0.1%
2,477	Getty Realty Corp.	$84,565
3,079	NNN REIT, Inc.	146,314
		230,879
	Semiconductors & Semiconductor Equipment — 0.4%
215	Axcelis Technologies, Inc. (a)	28,032
504	NXP Semiconductors N.V.	115,497
6,354	Photronics, Inc. (a)	192,463
3,170	Skyworks Solutions, Inc.	197,427
2,483	Universal Display Corp.	199,037
		732,456
	Software — 1.0%
2,313	Dolby Laboratories, Inc., Class A	136,028
5,706	Five9, Inc. (a)	156,972
5,757	Gen Digital, Inc.	158,030
11,049	N-able, Inc. (a)	51,709
25,294	NCR Voyix Corp. (a)	209,181
1,718	Roper Technologies, Inc.	673,404
5,674	Trimble, Inc. (a)	321,035
		1,706,359
	Specialized REITs — 1.3%
1,801	CubeSmart	74,669
4,939	EPR Properties	306,564
972	Extra Space Storage, Inc.	143,895
11,922	Millrose Properties, Inc.	333,577
445	Public Storage	144,256
16,833	Rayonier, Inc.	366,623
27,349	VICI Properties, Inc.	720,646
5,907	Weyerhaeuser Co.	147,852
		2,238,082
	Specialty Retail — 3.3%
4,385	Academy Sports & Outdoors, Inc.	208,068
1,327	Advance Auto Parts, Inc.	73,702
1,782	Asbury Automotive Group, Inc. (a)	412,889
1,542	AutoNation, Inc. (a)	327,521
12,390	Bath & Body Works, Inc.	249,287
2,831	Best Buy Co., Inc.	244,202
2,883	Buckle (The), Inc.	126,189
1,354	CarMax, Inc. (a)	77,530
316	Dick’s Sporting Goods, Inc.	61,908
1,208	Floor & Decor Holdings, Inc., Class A (a)	69,544
12,980	GameStop Corp., Class A (a)	281,926
19,176	Gap (The), Inc.	385,246
985	Group 1 Automotive, Inc.	282,468
Shares	Description	Value

	Specialty Retail (Continued)
403	Home Depot (The), Inc.	$133,780
1,234	Lithia Motors, Inc.	475,608
1,317	Lowe’s Cos., Inc.	273,686
265	Murphy USA, Inc.	161,056
1,202	Penske Automotive Group, Inc.	261,207
14,616	Sally Beauty Holdings, Inc. (a)	218,801
1,918	Signet Jewelers Ltd.	178,182
478	Sonic Automotive, Inc., Class A	43,775
13,419	Tractor Supply Co.	412,903
7,790	Upbound Group, Inc.	151,048
4,043	Urban Outfitters, Inc. (a)	299,910
607	Williams-Sonoma, Inc.	138,797
		5,549,233
	Technology Hardware, Storage & Peripherals — 0.9%
477	Diebold Nixdorf, Inc. (a)	35,102
3,135	Hewlett Packard Enterprise Co.	150,167
19,334	HP, Inc.	527,238
915	NetApp, Inc.	163,328
24,758	Super Micro Computer, Inc. (a)	703,127
		1,578,962
	Textiles, Apparel & Luxury Goods — 1.1%
2,955	Carter’s, Inc.	113,974
1,338	Columbia Sportswear Co.	79,450
5,851	Deckers Outdoor Corp. (a)	566,845
6,131	G-III Apparel Group Ltd.	223,230
486	Kontoor Brands, Inc.	40,698
1,633	Levi Strauss & Co., Class A	40,041
7,076	NIKE, Inc., Class B	295,140
2,783	PVH Corp.	241,175
8,590	VF Corp.	123,009
5,000	Wolverine World Wide, Inc.	98,400
		1,821,962
	Tobacco — 0.2%
4,036	Altria Group, Inc.	275,780
1,583	Universal Corp.	83,408
		359,188
	Trading Companies & Distributors — 0.5%
213	Applied Industrial Technologies, Inc.	73,530
2,130	Boise Cascade Co.	162,689
1,484	Core & Main, Inc., Class A (a)	65,251
597	Ferguson Enterprises, Inc.	139,895
1,212	Global Industrial Co.	43,317
1,004	McGrath RentCorp	115,611
2,945	Rush Enterprises, Inc., Class A	234,982
		835,275
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities — 0.3%
2,208	American Water Works Co., Inc.	$296,247
1,699	California Water Service Group	85,137
2,002	H2O America	122,783
		504,167
	Wireless Telecommunication Services — 0.6%
5,699	Array Digital Infrastructure, Inc.	198,553
7,744	Telephone and Data Systems, Inc.	260,043
3,463	T-Mobile US, Inc.	598,095
		1,056,691
	Total Common Stocks	168,276,097
	(Cost $153,877,888)
MONEY MARKET FUNDS — 0.1%
180,901	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	180,901
	(Cost $180,901)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$1,005,069	Daiwa Capital Markets America, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $1,005,374. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $1,025,170. (d)	1,005,069
	(Cost $1,005,069)

	Total Investments — 100.6%	169,462,067
	(Cost $155,063,858)
	Net Other Assets and Liabilities — (0.6)%	(996,934)
	Net Assets — 100.0%	$168,465,133

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $981,396 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,005,069.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$168,276,097	$168,276,097	$—	$—
Money Market Funds	180,901	180,901	—	—
Repurchase Agreements	1,005,069	—	1,005,069	—
Total Investments	$169,462,067	$168,456,998	$1,005,069	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2026

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$981,396
Non-cash Collateral(2)	(981,396)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,005,069
Non-cash Collateral(4)	(1,005,069)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 5.8%
9,782	Astronics Corp. (a)	$679,751
11,337	ATI, Inc. (a)	2,125,007
1,994	Axon Enterprise, Inc. (a)	1,052,353
10,323	Boeing (The) Co. (a)	2,231,213
8,383	BWX Technologies, Inc.	1,414,212
5,472	Cadre Holdings, Inc.	168,702
4,529	Carpenter Technology Corp.	2,353,540
2,950	Curtiss-Wright Corp.	2,135,800
4,292	Ducommun, Inc. (a)	768,354
10,325	FTAI Aviation Ltd.	2,126,950
5,979	General Electric Co.	2,152,859
4,582	HEICO Corp.	1,632,842
11,017	Hexcel Corp.	1,134,200
6,068	Howmet Aerospace, Inc.	1,712,754
1,944	Huntington Ingalls Industries, Inc.	634,619
21,877	Intuitive Machines, Inc. (a)	269,962
1,873	L3Harris Technologies, Inc.	518,933
10,257	Loar Holdings, Inc. (a)	702,092
9,011	Mercury Systems, Inc. (a)	874,968
3,253	Moog, Inc., Class A	1,268,182
29,858	Red Cat Holdings, Inc. (a) (b)	224,831
21,982	Rocket Lab Corp. (a)	1,427,731
5,887	RTX Corp.	1,267,000
27,642	StandardAero, Inc. (a)	810,187
407	TransDigm Group, Inc.	510,533
9,862	Voyager Technologies, Inc., Class A (a)	241,915
3,616	VSE Corp.	702,914
6,564	Woodward, Inc.	2,367,963
		33,510,367
	Air Freight & Logistics — 0.3%
11,863	C.H. Robinson Worldwide, Inc.	1,752,521
	Automobile Components — 0.3%
11,684	Dana, Inc.	314,650
3,428	Dorman Products, Inc. (a)	456,473
21,941	Garrett Motion, Inc.	683,462
9,436	XPEL, Inc. (a) (c)	418,675
		1,873,260
	Automobiles — 0.4%
117,391	Ford Motor Co.	1,723,300
23,317	Lucid Group, Inc. (a) (b)	172,080
31,352	Rivian Automotive, Inc., Class A (a)	477,177
		2,372,557
	Banks — 1.0%
8,490	Axos Financial, Inc. (a)	860,971
Shares	Description	Value

	Banks (Continued)
7,472	Bancorp (The), Inc. (a)	$501,147
2,143	Bank First Corp.	327,322
2,397	City Holding Co.	347,829
11,513	Dime Commercial Bancshares, Inc.	469,270
49,567	Eastern Bankshares, Inc.	1,138,058
3,413	JPMorgan Chase & Co.	1,200,659
9,812	Mechanics Bancorp, Class A	164,744
1,925	Nicolet Bankshares, Inc.	329,021
9,564	Seacoast Banking Corp. of Florida	332,253
		5,671,274
	Beverages — 0.9%
9,410	Celsius Holdings, Inc. (a)	274,866
6,692	Coca-Cola (The) Co.	586,152
7,219	Coca-Cola Consolidated, Inc.	1,356,450
23,247	Monster Beverage Corp. (a)	2,240,546
9,617	Vita Coco (The) Co., Inc. (a)	634,145
		5,092,159
	Biotechnology — 7.2%
4,438	AbbVie, Inc.	1,113,672
10,893	ACADIA Pharmaceuticals, Inc. (a)	281,802
12,610	Agios Pharmaceuticals, Inc. (a)	378,552
3,086	Amgen, Inc.	1,188,604
11,777	AnaptysBio, Inc. (a)	628,421
25,784	Arcus Biosciences, Inc. (a)	726,851
17,847	Arcutis Biotherapeutics, Inc. (a)	479,370
62,351	Ardelyx, Inc. (a)	308,637
13,526	Arrowhead Pharmaceuticals, Inc. (a)	1,144,976
18,530	Beam Therapeutics, Inc. (a)	472,886
46,799	BioCryst Pharmaceuticals, Inc. (a)	420,255
4,814	BioMarin Pharmaceutical, Inc. (a)	288,936
11,100	Bridgebio Pharma, Inc. (a)	888,999
15,463	Caris Life Sciences, Inc. (a)	242,305
4,194	Celldex Therapeutics, Inc. (a)	159,624
15,514	CG Oncology, Inc. (a)	1,104,442
16,176	Cytokinetics, Inc. (a)	1,247,655
4,800	Dianthus Therapeutics, Inc. (a)	513,216
15,194	Exelixis, Inc. (a)	805,738
2,284	GRAIL, Inc. (a)	156,591
14,085	Halozyme Therapeutics, Inc. (a)	1,162,576
12,555	Ideaya Biosciences, Inc. (a)	445,702
157,387	ImmunityBio, Inc. (a) (b)	1,128,465
24,639	Incyte Corp. (a)	2,944,853
6,714	Inhibrx Biosciences, Inc. (a)	550,884
37,588	Intellia Therapeutics, Inc. (a)	401,440
10,429	Ionis Pharmaceuticals, Inc. (a)	539,909
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
3,708	Krystal Biotech, Inc. (a)	$1,264,873
7,208	Kymera Therapeutics, Inc. (a)	745,307
1,538	Madrigal Pharmaceuticals, Inc. (a)	718,738
109,855	MannKind Corp. (a)	429,533
9,414	Mirum Pharmaceuticals, Inc. (a)	997,413
19,338	Monte Rosa Therapeutics, Inc. (a)	319,464
8,233	Natera, Inc. (a)	2,204,468
6,541	Neurocrine Biosciences, Inc. (a)	1,091,039
19,290	Nurix Therapeutics, Inc. (a)	447,721
823	Praxis Precision Medicines, Inc. (a)	253,344
139,467	Precigen, Inc. (a)	874,458
4,495	Protagonist Therapeutics, Inc. (a)	614,197
6,756	PTC Therapeutics, Inc. (a)	459,476
42,487	Relay Therapeutics, Inc. (a)	800,030
9,930	Rhythm Pharmaceuticals, Inc. (a)	985,552
23,362	Roivant Sciences Ltd. (a)	792,205
8,682	Sarepta Therapeutics, Inc. (a)	129,015
4,769	Stoke Therapeutics, Inc. (a)	137,633
21,409	Syndax Pharmaceuticals, Inc. (a)	407,841
20,345	Tango Therapeutics, Inc. (a)	552,977
68,720	Taysha Gene Therapies, Inc. (a)	402,699
25,080	TG Therapeutics, Inc. (a)	1,304,912
13,993	Travere Therapeutics, Inc. (a)	782,069
7,729	Twist Bioscience Corp. (a)	707,590
14,014	Ultragenyx Pharmaceutical, Inc. (a)	349,089
13,806	uniQure N.V. (a)	602,356
2,063	United Therapeutics Corp. (a)	1,068,036
10,829	Veracyte, Inc. (a)	501,599
10,519	Vericel Corp. (a)	483,453
2,250	Vertex Pharmaceuticals, Inc. (a)	1,073,475
8,493	Viridian Therapeutics, Inc. (a)	160,688
5,969	Zymeworks, Inc. (a)	130,960
		41,517,571
	Broadline Retail — 1.1%
6,848	Amazon.com, Inc. (a)	1,859,780
24,995	eBay, Inc.	2,849,680
18,291	Etsy, Inc. (a)	1,494,009
3,585	Ollie’s Bargain Outlet Holdings, Inc. (a)	263,390
		6,466,859
	Building Products — 1.7%
4,395	A.O. Smith Corp. (b)	264,271
10,860	AAON, Inc.	967,192
3,512	Advanced Drainage Systems, Inc.	486,342
1,961	Allegion PLC	308,661
Shares	Description	Value

	Building Products (Continued)
1,717	Armstrong World Industries, Inc.	$299,891
4,101	AZZ, Inc.	593,497
1,979	CSW Industrials, Inc.	631,162
4,797	Griffon Corp.	413,357
11,167	Johnson Controls International PLC	1,637,752
5,161	Modine Manufacturing Co. (a)	1,037,671
17,722	Resideo Technologies, Inc. (a)	607,865
3,323	Trane Technologies PLC	1,511,799
16,363	Zurn Elkay Water Solutions Corp.	826,495
		9,585,955
	Capital Markets — 4.3%
11,114	Acadian Asset Management, Inc.	961,250
3,258	Affiliated Managers Group, Inc.	1,194,806
4,888	Ares Management Corp., Class A	626,104
4,519	Artisan Partners Asset Management, Inc., Class A	177,326
43,777	BGC Group, Inc., Class A	504,311
566	Blackrock, Inc.	617,161
5,897	Charles Schwab (The) Corp.	620,600
4,175	Cohen & Steers, Inc.	343,477
3,228	Evercore, Inc., Class A	1,034,768
14,974	Federated Hermes, Inc.	897,841
50,400	Galaxy Digital, Inc., Class A (a)	1,058,904
2,209	Goldman Sachs Group (The), Inc.	2,249,601
32,088	Interactive Brokers Group, Inc., Class A	2,823,423
41,771	Invesco Ltd.	1,236,422
5,926	KKR & Co., Inc.	601,074
12,639	Moelis & Co., Class A	847,824
13,361	Morgan Stanley	2,811,422
1,766	Morningstar, Inc.	340,079
969	MSCI, Inc.	554,501
12,853	Northern Trust Corp.	2,341,688
3,652	PJT Partners, Inc., Class A	614,668
11,142	Robinhood Markets, Inc., Class A (a)	964,451
6,285	SEI Investments Co.	647,229
6,664	StepStone Group, Inc., Class A	292,283
27,623	WisdomTree, Inc.	535,057
		24,896,270
	Chemicals — 0.5%
1,632	Balchem Corp.	273,450
1,952	Ecolab, Inc.	541,934
1,096	Hawkins, Inc.	140,321
6,265	Ingevity Corp. (a)	458,034
17,839	Perimeter Solutions, Inc. (a)	546,052
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
39,207	PureCycle Technologies, Inc. (a) (b)	$249,748
4,668	Scotts Miracle-Gro (The) Co.	306,594
3,794	Sensient Technologies Corp.	469,204
		2,985,337
	Commercial Services & Supplies — 1.1%
65,087	ACV Auctions, Inc., Class A (a)	487,502
5,110	Brady Corp., Class A	481,720
2,916	Brink’s (The) Co.	345,400
7,816	Cimpress PLC (a)	771,439
32,369	Healthcare Services Group, Inc. (a)	754,198
17,746	Interface, Inc.	607,978
3,157	MSA Safety, Inc.	600,682
19,277	OPENLANE, Inc. (a)	766,453
45,373	Pitney Bowes, Inc.	795,389
2,442	Waste Management, Inc.	553,235
		6,163,996
	Communications Equipment — 2.7%
5,365	Applied Optoelectronics, Inc. (a)	506,027
13,154	Arista Networks, Inc. (a)	2,372,324
4,178	Calix, Inc. (a)	149,990
5,692	Ciena Corp. (a)	2,146,169
19,023	Cisco Systems, Inc.	2,206,478
10,605	Digi International, Inc. (a)	739,381
5,371	F5, Inc. (a)	2,162,203
3,257	Lumentum Holdings, Inc. (a)	2,325,302
66,891	Ondas, Inc. (a) (b)	501,014
15,345	Viasat, Inc. (a)	1,180,491
28,857	Viavi Solutions, Inc. (a)	1,066,266
12,207	Vistance Networks, Inc.	143,310
		15,498,955
	Construction & Engineering — 3.9%
38,532	API Group Corp. (a)	1,528,950
1,724	Argan, Inc.	983,421
15,477	Centuri Holdings, Inc. (a)	430,880
1,408	Comfort Systems USA, Inc.	2,435,403
9,280	Construction Partners, Inc., Class A (a)	959,088
2,724	Dycom Industries, Inc. (a)	1,092,515
3,364	EMCOR Group, Inc.	2,682,554
8,304	Everus Construction Group, Inc. (a)	1,041,571
8,715	Granite Construction, Inc.	1,054,254
1,877	IES Holdings, Inc. (a)	1,397,502
6,715	MasTec, Inc. (a)	1,766,716
1,588	MYR Group, Inc. (a)	529,153
Shares	Description	Value

	Construction & Engineering (Continued)
5,560	Primoris Services Corp.	$469,320
3,881	Quanta Services, Inc.	2,590,024
1,642	Sterling Infrastructure, Inc. (a)	979,896
16,609	Tutor Perini Corp.	1,391,004
2,386	Valmont Industries, Inc.	1,149,336
		22,481,587
	Construction Materials — 0.2%
3,787	Vulcan Materials Co.	1,017,075
	Consumer Finance — 1.2%
3,301	American Express Co.	1,109,961
2,134	Dave, Inc. (a)	795,321
8,521	Encore Capital Group, Inc. (a)	801,656
5,724	Enova International, Inc. (a)	1,454,697
22,996	EZCORP, Inc., Class A (a)	684,591
5,096	FirstCash Holdings, Inc.	1,039,635
30,338	SoFi Technologies, Inc. (a)	494,813
13,210	Upstart Holdings, Inc. (a)	362,482
		6,743,156
	Consumer Staples Distribution & Retail — 0.5%
8,271	Chefs’ Warehouse (The), Inc. (a)	954,060
23,282	Maplebear, Inc. (a)	1,038,377
9,866	Walmart, Inc.	1,097,099
		3,089,536
	Containers & Packaging — 0.1%
10,393	TriMas Corp.	414,992
	Distributors — 0.1%
14,809	GigaCloud Technology, Inc., Class A (a)	647,746
	Diversified Consumer Services — 1.1%
3,889	Bright Horizons Family Solutions, Inc. (a)	289,886
2,549	Covista, Inc. (a)	318,243
2,396	Duolingo, Inc. (a)	323,005
17,760	Frontdoor, Inc. (a)	1,289,909
277	Graham Holdings Co., Class B	333,380
28,946	H&R Block, Inc.	1,274,492
30,352	Laureate Education, Inc. (a)	1,162,785
22,518	OneSpaWorld Holdings Ltd.	580,064
3,630	Service Corp. International	312,870
14,869	Universal Technical Institute, Inc. (a)	584,500
		6,469,134
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services — 0.4%
25,146	AST SpaceMobile, Inc. (a)	$1,483,111
107,652	Lumen Technologies, Inc. (a)	686,820
		2,169,931
	Electric Utilities — 0.2%
6,196	NextEra Energy, Inc.	538,556
3,724	NRG Energy, Inc.	500,096
		1,038,652
	Electrical Equipment — 3.9%
2,925	Acuity, Inc.	960,541
11,274	American Superconductor Corp. (a)	331,117
6,744	AMETEK, Inc.	1,630,092
45,884	Amprius Technologies, Inc. (a)	440,486
42,912	Array Technologies, Inc. (a)	224,001
9,225	Bloom Energy Corp., Class A (a)	1,898,597
5,243	Eaton Corp. PLC	2,176,894
3,799	Emerson Electric Co.	569,166
5,895	EnerSys	1,096,765
25,699	Enovix Corp. (a) (b)	105,109
93,737	Eos Energy Enterprises, Inc. (a) (b)	316,831
31,991	Fluence Energy, Inc. (a)	445,635
1,901	GE Vernova, Inc.	1,882,541
3,121	Hubbell, Inc.	1,474,829
18,756	Nextpower, Inc., Class A (a)	1,685,602
117,335	Plug Power, Inc. (a)	241,710
3,849	Powell Industries, Inc.	803,209
4,013	Power Solutions International, Inc. (a)	110,799
4,515	Rockwell Automation, Inc.	2,167,561
80,301	Shoals Technologies Group, Inc., Class A (a)	701,831
82,388	Sunrun, Inc. (a)	808,226
8,341	Vertiv Holdings Co., Class A	2,014,935
3,630	Vicor Corp. (a)	752,753
		22,839,230
	Electronic Equipment, Instruments & Components — 2.9%
3,697	Advanced Energy Industries, Inc.	1,070,356
15,839	Amphenol Corp., Class A	2,545,327
11,574	Arlo Technologies, Inc. (a)	170,369
2,388	Bel Fuse, Inc., Class B	649,464
19,027	Cognex Corp.	1,241,322
5,665	Coherent Corp. (a)	1,489,272
8,749	Corning, Inc.	1,209,549
7,980	Keysight Technologies, Inc. (a)	2,546,259
15,330	Knowles Corp. (a)	560,925
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
11,418	nLight, Inc. (a)	$785,558
12,716	Ouster, Inc. (a)	496,051
14,973	Ralliant Corp.	978,785
5,443	Sanmina Corp. (a)	1,010,003
5,542	TE Connectivity PLC	1,139,934
7,368	TTM Technologies, Inc. (a)	850,562
		16,743,736
	Energy Equipment & Services — 0.6%
33,847	Archrock, Inc.	1,210,369
25,643	Innovex International, Inc. (a)	720,056
8,464	Kodiak Gas Services, Inc.	496,921
9,881	Solaris Energy Infrastructure, Inc.	507,982
56,131	TETRA Technologies, Inc. (a)	432,209
		3,367,537
	Entertainment — 1.3%
9,017	Atlanta Braves Holdings, Inc., Class C (a)	458,334
14,749	Cinemark Holdings, Inc.	539,666
17,150	Liberty Media Corp.-Liberty Formula One, Class C (a)	1,682,929
5,786	Madison Square Garden Entertainment Corp. (a)	447,026
3,427	Madison Square Garden Sports Corp. (a)	1,349,141
4,594	Sphere Entertainment Co. (a)	658,091
4,470	Take-Two Interactive Software, Inc. (a)	1,085,852
5,549	TKO Group Holdings, Inc.	1,008,864
20,360	Warner Music Group Corp., Class A	528,546
		7,758,449
	Financial Services — 1.6%
13,698	Affirm Holdings, Inc. (a)	979,544
9,443	Apollo Global Management, Inc.	1,185,946
13,458	Chime Financial, Inc., Class A (a)	309,399
3,193	Federal Agricultural Mortgage Corp., Class C	726,727
45,244	Flywire Corp. (a)	724,356
14,114	HA Sustainable Infrastructure Capital, Inc.	534,497
13,162	Paymentus Holdings, Inc., Class A (a)	448,824
6,326	PennyMac Financial Services, Inc.	477,044
35,473	Remitly Global, Inc. (a)	807,720
3,706	Sezzle, Inc. (a)	573,504
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
6,538	Shift4 Payments, Inc., Class A (a) (b)	$346,514
40,158	Toast, Inc., Class A (a)	1,295,899
1,585	Visa, Inc., Class A	580,316
		8,990,290
	Food Products — 0.1%
2,639	Freshpet, Inc. (a)	157,126
3,946	Tootsie Roll Industries, Inc.	153,973
13,413	Vital Farms, Inc. (a)	170,747
		481,846
	Gas Utilities — 0.0%
1,273	Chesapeake Utilities Corp.	169,029
	Ground Transportation — 0.6%
2,150	Avis Budget Group, Inc. (a)	295,496
15,484	Uber Technologies, Inc. (a)	1,089,454
10,886	XPO, Inc. (a)	2,187,760
		3,572,710
	Health Care Equipment & Supplies — 1.7%
18,033	Alphatec Holdings, Inc. (a)	171,674
5,573	AtriCure, Inc. (a)	210,436
13,770	Axogen, Inc. (a)	581,232
16,587	Dexcom, Inc. (a)	1,384,185
12,350	Edwards Lifesciences Corp. (a)	1,062,964
7,537	Enovis Corp. (a)	219,703
7,413	Establishment Labs Holdings, Inc. (a)	685,999
7,886	Glaukos Corp. (a)	1,314,754
6,977	Globus Medical, Inc., Class A (a)	549,718
4,239	Haemonetics Corp. (a)	362,604
3,328	iRadimed Corp.	302,382
2,317	iRhythm Holdings, Inc. (a)	271,483
18,396	Kestra Medical Technologies Ltd. (a)	419,981
12,420	Lantheus Holdings, Inc. (a)	1,237,529
1,627	LeMaitre Vascular, Inc.	164,848
3,974	Merit Medical Systems, Inc. (a)	337,830
20,989	Novocure Ltd. (a)	311,477
1,765	UFP Technologies, Inc. (a)	449,687
		10,038,486
	Health Care Providers & Services — 3.2%
57,873	Alignment Healthcare, Inc. (a)	859,414
74,209	Aveanna Healthcare Holdings, Inc. (a)	696,822
19,759	BrightSpring Health Services, Inc. (a)	1,179,810
39,524	Brookdale Senior Living, Inc. (a)	577,050
Shares	Description	Value

	Health Care Providers & Services (Continued)
6,869	Cardinal Health, Inc.	$1,580,076
2,497	CorVel Corp. (a)	149,970
5,455	Encompass Health Corp.	605,887
3,440	Ensign Group (The), Inc.	612,870
2,272	GeneDx Holdings Corp. (a)	147,930
9,185	Guardant Health, Inc. (a)	1,487,878
15,189	Guardian Pharmacy Services, Inc., Class A (a)	600,421
1,395	HCA Healthcare, Inc.	561,613
3,050	HealthEquity, Inc. (a)	306,860
31,797	Hims & Hers Health, Inc. (a)	883,003
9,577	Hinge Health, Inc., Class A (a)	715,498
74,225	LifeStance Health Group, Inc. (a)	777,878
3,763	National HealthCare Corp.	850,551
54,487	NeoGenomics, Inc. (a)	833,106
32,316	PACS Group, Inc. (a)	1,486,859
24,716	Privia Health Group, Inc. (a)	585,028
22,058	Progyny, Inc. (a)	686,666
8,938	RadNet, Inc. (a)	570,066
5,973	Tenet Healthcare Corp. (a)	1,521,801
		18,277,057
	Health Care REITs — 1.2%
10,570	American Healthcare REIT, Inc.	587,692
20,489	CareTrust REIT, Inc.	859,309
85,480	Diversified Healthcare Trust	760,772
2,044	National Health Investors, Inc.	156,673
5,781	Omega Healthcare Investors, Inc.	292,692
14,124	Sabra Health Care REIT, Inc.	299,005
18,377	Ventas, Inc.	1,718,433
9,844	Welltower, Inc.	2,307,827
		6,982,403
	Hotel & Resort REITs — 0.2%
8,574	Ryman Hospitality Properties, Inc.	1,145,915
	Hotels, Restaurants & Leisure — 4.1%
11,403	Airbnb, Inc., Class A (a)	1,727,783
224	Biglari Holdings, Inc., Class A (a)	444,537
3,050	Booking Holdings, Inc.	588,345
4,921	Brinker International, Inc. (a)	1,051,618
39,106	Carnival Corp., Ltd.	1,087,538
7,021	Cava Group, Inc. (a)	457,980
7,996	Cheesecake Factory (The), Inc.	810,954
15,998	Chipotle Mexican Grill, Inc. (a)	595,446
3,075	Churchill Downs, Inc.	259,222
6,054	DoorDash, Inc., Class A (a)	1,187,553
21,819	DraftKings, Inc., Class A (a)	512,310
15,352	Dutch Bros, Inc., Class A (a)	1,010,622
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
5,326	Flutter Entertainment PLC (a)	$556,407
4,936	Hilton Worldwide Holdings, Inc.	1,581,939
5,686	Hyatt Hotels Corp., Class A	989,705
24,188	Las Vegas Sands Corp.	1,182,551
26,990	Life Time Group Holdings, Inc. (a)	1,217,249
4,404	Marriott International, Inc., Class A	1,641,943
4,833	Monarch Casino & Resort, Inc.	593,251
26,108	Norwegian Cruise Line Holdings Ltd. (a)	483,781
8,647	Papa John’s International, Inc.	258,545
4,889	Red Rock Resorts, Inc., Class A	315,047
5,141	Royal Caribbean Cruises Ltd.	1,636,380
21,383	Rush Street Interactive, Inc. (a)	575,417
2,784	Shake Shack, Inc., Class A (a)	174,696
4,279	Texas Roadhouse, Inc.	879,078
14,423	Travel + Leisure Co.	1,096,436
2,838	Wynn Resorts Ltd.	281,842
3,402	Yum! Brands, Inc.	521,459
		23,719,634
	Household Durables — 0.6%
4,705	Garmin Ltd.	1,382,235
1,199	Installed Building Products, Inc.	267,305
28,499	Somnigroup International, Inc.	1,861,840
		3,511,380
	Household Products — 0.1%
2,888	Clorox (The) Co.	275,890
1,306	WD-40 Co.	296,645
		572,535
	Independent Power and Renewable Electricity Producers — 0.5%
5,060	Ormat Technologies, Inc.	493,755
7,268	Talen Energy Corp. (a)	2,428,239
		2,921,994
	Industrial Conglomerates — 0.2%
6,902	3M Co.	1,216,685
	Industrial REITs — 0.3%
1,362	EastGroup Properties, Inc.	284,672
4,493	First Industrial Realty Trust, Inc.	295,819
2,895	LXP Industrial Trust	175,234
7,241	STAG Industrial, Inc.	277,041
8,510	Terreno Realty Corp.	609,741
		1,642,507
Shares	Description	Value

	Insurance — 1.6%
5,868	Baldwin Insurance Group (The), Inc. (a)	$162,778
15,084	Cincinnati Financial Corp.	2,680,125
3,216	Goosehead Insurance, Inc., Class A (a)	199,392
13,088	Hagerty, Inc., Class A (a)	150,905
1,815	HCI Group, Inc.	317,643
9,061	Horace Mann Educators Corp.	472,169
12,711	Lemonade, Inc. (a)	614,068
27,872	Oscar Health, Inc., Class A (a)	870,164
2,516	Palomar Holdings, Inc. (a)	336,616
7,472	Progressive (The) Corp.	1,579,730
7,299	Ryan Specialty Holdings, Inc.	322,324
10,899	Skyward Specialty Insurance Group, Inc. (a)	653,395
24,158	Slide Insurance Holdings, Inc. (a)	482,435
6,298	Trupanion, Inc. (a)	154,238
		8,995,982
	Interactive Media & Services — 1.0%
6,252	Alphabet, Inc., Class A	2,226,525
22,127	Grindr, Inc. (a)	383,682
21,729	Match Group, Inc.	856,340
964	Meta Platforms, Inc., Class A	536,668
26,209	Pinterest, Inc., Class A (a)	629,278
6,436	Reddit, Inc., Class A (a)	905,352
		5,537,845
	IT Services — 1.9%
36,940	Applied Digital Corp. (a)	1,011,787
6,654	Cloudflare, Inc., Class A (a)	1,856,333
16,392	CoreWeave, Inc., Class A (a)	1,176,454
7,018	DigitalOcean Holdings, Inc. (a)	824,615
25,491	Fastly, Inc., Class A (a)	577,626
3,249	GoDaddy, Inc., Class A (a)	268,822
3,973	International Business Machines Corp.	888,561
4,857	MongoDB, Inc. (a)	1,639,140
8,078	Okta, Inc. (a)	1,146,511
6,412	Snowflake, Inc. (a)	1,880,511
		11,270,360
	Leisure Products — 0.6%
9,302	Acushnet Holdings Corp.	942,013
33,845	Callaway Golf Co. (a)	624,779
6,674	Hasbro, Inc.	626,956
53,804	Peloton Interactive, Inc., Class A (a)	343,808
9,290	Polaris, Inc.	623,173
12,834	YETI Holdings, Inc. (a)	628,096
		3,788,825
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 2.0%
16,586	10X Genomics, Inc., Class A (a)	$784,020
29,650	Adaptive Biotechnologies Corp. (a)	669,201
3,646	Charles River Laboratories International, Inc. (a)	847,731
12,709	Illumina, Inc. (a)	2,606,616
4,220	Medpace Holdings, Inc. (a)	2,435,404
427	Mettler-Toledo International, Inc. (a)	604,760
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f)	0
46,576	Sotera Health Co. (a)	831,847
14,273	Tempus AI, Inc., Class A (a)	626,157
6,225	West Pharmaceutical Services, Inc.	2,122,476
		11,528,212
	Machinery — 4.3%
10,394	Astec Industries, Inc.	526,560
10,811	Atmus Filtration Technologies, Inc.	558,172
10,069	Blue Bird Corp. (a)	749,033
2,624	Caterpillar, Inc.	2,138,062
8,761	CECO Environmental Corp. (a)	577,262
3,707	Crane Co.	791,296
3,916	Cummins, Inc.	2,483,527
6,138	Donaldson Co., Inc.	578,445
4,350	Enerpac Tool Group Corp.	155,469
3,149	ESCO Technologies, Inc.	992,848
8,579	Federal Signal Corp.	1,071,946
7,432	Flowserve Corp.	564,758
6,932	Gorman-Rupp (The) Co.	562,809
5,651	ITT, Inc.	1,107,483
7,604	JBT Marel Corp.	1,052,926
3,112	Lincoln Electric Holdings, Inc.	813,197
17,936	Mueller Industries, Inc.	1,191,130
5,409	Nordson Corp.	1,610,692
1,142	Parker-Hannifin Corp.	1,115,197
7,803	Proto Labs, Inc. (a)	585,615
3,469	RBC Bearings, Inc. (a)	1,912,494
3,374	SPX Technologies, Inc. (a)	740,998
1,777	Standex International Corp.	526,881
2,818	Watts Water Technologies, Inc., Class A	974,436
6,052	Westinghouse Air Brake Technologies Corp.	1,760,285
		25,141,521
Shares	Description	Value

	Media — 0.7%
2,167	AppLovin Corp., Class A (a)	$857,915
11,009	EchoStar Corp., Class A (a)	925,747
13,110	John Wiley & Sons, Inc., Class A	684,342
16,754	Magnite, Inc. (a)	323,352
3,940	New York Times (The) Co., Class A	295,067
85,596	Stagwell, Inc. (a)	723,286
		3,809,709
	Metals & Mining — 1.2%
17,968	Century Aluminum Co. (a)	804,427
33,772	Coeur Mining, Inc.	503,541
25,947	Freeport-McMoRan, Inc.	1,625,061
72,406	Hecla Mining Co.	1,022,373
4,061	Kaiser Aluminum Corp.	648,460
14,760	MP Materials Corp. (a)	610,621
17,469	Newmont Corp.	1,637,020
		6,851,503
	Mortgage REITs — 0.2%
50,567	AGNC Investment Corp.	539,044
11,899	Dynex Capital, Inc.	151,236
11,462	Ellington Financial, Inc.	152,216
22,380	Orchid Island Capital, Inc. (b)	145,246
		987,742
	Office REITs — 0.1%
6,140	SL Green Realty Corp.	324,990
	Oil, Gas & Consumable Fuels — 0.7%
12,113	Antero Midstream Corp.	266,123
17,655	Calumet, Inc. (a)	780,174
5,632	DT Midstream, Inc.	777,216
3,226	Kinetik Holdings, Inc.	163,139
1,244	Texas Pacific Land Corp.	500,810
6,499	Viper Energy, Inc., Class A	289,920
15,030	Williams (The) Cos., Inc.	1,075,246
		3,852,628
	Passenger Airlines — 0.1%
30,894	Joby Aviation, Inc. (a)	220,892
4,712	SkyWest, Inc. (a)	504,043
		724,935
	Personal Care Products — 0.3%
12,053	BellRing Brands, Inc. (a)	149,337
11,171	elf Beauty, Inc. (a)	925,964
6,888	Estee Lauder (The) Cos., Inc., Class A	577,903
24,182	Herbalife Ltd. (a)	300,340
		1,953,544
	Pharmaceuticals — 3.1%
16,630	Alumis, Inc. (a)	469,797
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
79,605	Amneal Pharmaceuticals, Inc. (a)	$1,458,364
17,705	Amylyx Pharmaceuticals, Inc. (a)	359,588
5,654	ANI Pharmaceuticals, Inc. (a)	448,023
120,679	AtaiBeckley, Inc. (a)	866,475
5,628	Axsome Therapeutics, Inc. (a)	1,226,848
12,927	Collegium Pharmaceutical, Inc. (a)	457,486
12,677	Corcept Therapeutics, Inc. (a)	1,451,390
14,730	Crinetics Pharmaceuticals, Inc. (a)	1,230,250
33,594	Elanco Animal Health, Inc. (a)	885,874
1,864	Eli Lilly & Co.	2,141,438
7,488	Harrow, Inc. (a)	290,310
6,425	Johnson & Johnson	1,647,049
2,515	Ligand Pharmaceuticals, Inc. (a)	723,163
9,970	Liquidia Corp. (a)	838,577
12,700	Merck & Co., Inc.	1,653,540
82,391	Nuvation Bio, Inc. (a)	521,535
6,839	Supernus Pharmaceuticals, Inc. (a)	305,224
5,052	Tarsus Pharmaceuticals, Inc. (a)	298,270
80,301	Xeris Biopharma Holdings, Inc. (a)	648,832
		17,922,033
	Professional Services — 1.2%
26,664	Amentum Holdings, Inc. (a)	591,941
2,431	Automatic Data Processing, Inc.	647,764
593	CACI International, Inc., Class A (a)	295,166
1,095	CRA International, Inc.	196,038
44,042	First Advantage Corp. (a)	873,793
1,728	Huron Consulting Group, Inc. (a)	262,259
10,518	Innodata, Inc. (a)	660,846
51,872	Legalzoom.com, Inc. (a)	408,233
5,532	Paychex, Inc.	646,359
2,637	Paylocity Holding Corp. (a)	363,629
33,273	Planet Labs PBC (a)	681,431
7,541	TransUnion	592,873
8,117	UL Solutions, Inc., Class A	743,842
4,021	Willdan Group, Inc. (a)	275,559
		7,239,733
	Real Estate Management & Development — 0.4%
111,755	Compass, Inc., Class A (a)	1,272,890
30,973	Newmark Group, Inc., Class A	464,440
119,303	Opendoor Technologies, Inc. (a)	449,772
5,079	St. Joe (The) Co.	316,117
		2,503,219
Shares	Description	Value

	Residential REITs — 0.2%
1,867	Essex Property Trust, Inc.	$530,489
6,905	UDR, Inc.	263,495
10,305	UMH Properties, Inc.	155,709
		949,693
	Retail REITs — 1.4%
7,458	Acadia Realty Trust	167,581
1,153	Alexander’s, Inc.	294,015
17,479	Brixmor Property Group, Inc.	550,763
11,979	CBL & Associates Properties, Inc.	703,287
15,392	Curbline Properties Corp.	471,611
4,466	Federal Realty Investment Trust	554,186
8,984	InvenTrust Properties Corp.	318,123
21,742	Kimco Realty Corp.	553,986
19,420	Kite Realty Group Trust	555,800
32,821	Macerich (The) Co.	848,095
7,382	NETSTREIT Corp.	158,344
13,242	Phillips Edison & Co., Inc.	562,653
3,457	Regency Centers Corp.	277,563
7,297	Simon Property Group, Inc.	1,673,713
8,057	Tanger, Inc.	327,598
13,899	Urban Edge Properties	314,951
		8,332,269
	Semiconductors & Semiconductor Equipment — 7.2%
6,263	ACM Research, Inc., Class A (a)	491,458
4,807	Advanced Micro Devices, Inc. (a)	2,288,853
19,791	Allegro MicroSystems, Inc. (a)	821,326
7,414	Ambarella, Inc. (a)	637,604
7,034	Analog Devices, Inc.	2,584,362
3,090	Applied Materials, Inc.	1,568,700
5,784	Astera Labs, Inc. (a)	1,800,154
4,321	Broadcom, Inc.	1,682,079
5,565	Cirrus Logic, Inc. (a)	719,833
10,271	Credo Technology Group Holding Ltd. (a)	2,125,994
9,468	First Solar, Inc. (a)	1,998,032
6,891	FormFactor, Inc. (a)	731,824
1,926	Impinj, Inc. (a)	291,519
20,699	IonQ, Inc. (a)	754,272
7,408	KLA Corp.	1,354,331
5,157	Lam Research Corp.	1,511,104
7,345	MACOM Technology Solutions Holdings, Inc. (a)	1,846,827
9,377	Marvell Technology, Inc.	1,758,750
6,211	MaxLinear, Inc. (a)	415,019
2,418	Micron Technology, Inc.	1,990,087
6,281	MKS, Inc.	1,868,283
1,618	Monolithic Power Systems, Inc.	2,307,317
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
35,488	Navitas Semiconductor Corp. (a)	$385,400
8,153	NVIDIA Corp.	1,636,715
2,912	Onto Innovation, Inc. (a)	752,985
11,229	PDF Solutions, Inc. (a)	517,545
8,830	QUALCOMM, Inc.	1,303,396
8,305	Rambus, Inc. (a)	756,004
14,262	Rigetti Computing, Inc. (a) (b)	213,217
6,810	Semtech Corp. (a)	802,354
1,847	SiTime Corp. (a)	988,514
83,856	T1 Energy, Inc. (a)	349,679
5,774	Teradyne, Inc.	2,123,042
		41,376,579
	Software — 5.9%
17,022	A10 Networks, Inc.	503,341
16,440	ACI Worldwide, Inc. (a)	942,505
24,140	Adeia, Inc.	643,331
3,041	Agilysys, Inc. (a)	319,792
3,339	Alarm.com Holdings, Inc. (a)	182,810
17,550	Alkami Technology, Inc. (a)	318,883
6,812	Appian Corp., Class A (a)	183,651
22,286	Asana, Inc., Class A (a)	185,419
13,916	AvePoint, Inc. (a)	181,325
11,981	Box, Inc., Class A (a)	378,001
7,192	Braze, Inc., Class A (a)	179,225
4,348	Cadence Design Systems, Inc. (a)	1,478,407
56,243	Cipher Digital, Inc. (a)	1,255,344
54,635	Cleanspark, Inc. (a)	751,778
8,396	Clear Secure, Inc., Class A	463,795
3,300	Commvault Systems, Inc. (a)	388,740
32,309	Core Scientific, Inc. (a)	669,442
11,712	Crowdstrike Holdings, Inc., Class A (a)	2,235,352
10,727	Datadog, Inc., Class A (a)	2,874,514
30,098	Dropbox, Inc., Class A (a)	979,991
11,486	D-Wave Quantum, Inc. (a)	207,667
12,551	Dynatrace, Inc. (a)	556,260
4,835	Elastic N.V. (a)	318,095
18,183	Fortinet, Inc. (a)	2,944,737
31,422	Freshworks, Inc., Class A (a)	356,797
18,055	Gitlab, Inc., Class A (a)	623,078
9,956	Life360, Inc. (a)	538,122
33,692	MARA Holdings, Inc. (a)	381,393
9,539	nCino, Inc. (a)	176,090
10,817	Nutanix, Inc., Class A (a)	638,311
4,785	Palo Alto Networks, Inc. (a)	1,587,807
9,468	Progress Software Corp. (a)	384,306
6,012	Qualys, Inc. (a)	870,237
Shares	Description	Value

	Software (Continued)
16,315	RingCentral, Inc., Class A	$907,440
50,327	Riot Platforms, Inc. (a)	1,015,096
10,297	Rubrik, Inc., Class A (a)	745,091
8,498	Samsara, Inc., Class A (a)	316,720
48,718	SentinelOne, Inc., Class A (a)	928,565
2,727	SPS Commerce, Inc. (a)	200,135
1,218	Synopsys, Inc. (a)	473,510
17,245	Tenable Holdings, Inc. (a)	562,877
13,504	Teradata Corp. (a)	418,489
55,789	Terawulf, Inc. (a)	985,234
25,351	UiPath, Inc., Class A (a)	323,479
11,153	Varonis Systems, Inc. (a)	445,562
56,013	Zeta Global Holdings Corp., Class A (a)	1,209,881
6,302	Zoom Communications, Inc. (a)	605,433
		33,836,058
	Specialized REITs — 0.4%
3,029	Digital Realty Trust, Inc.	571,027
521	Equinix, Inc.	531,045
3,533	Lamar Advertising Co., Class A	565,138
14,286	Outfront Media, Inc.	455,295
9,783	Smartstop Self Storage REIT, Inc.	328,122
		2,450,627
	Specialty Retail — 2.8%
6,122	Abercrombie & Fitch Co., Class A (a)	609,384
27,209	American Eagle Outfitters, Inc.	467,451
171	AutoZone, Inc. (a)	515,779
5,034	Boot Barn Holdings, Inc. (a)	750,016
5,152	Burlington Stores, Inc. (a)	1,898,409
24,793	Carvana Co. (a)	1,546,092
4,598	Five Below, Inc. (a)	998,364
8,205	National Vision Holdings, Inc. (a)	180,838
5,907	O’Reilly Automotive, Inc. (a)	527,790
39,692	RealReal (The), Inc. (a)	479,876
10,499	Ross Stores, Inc.	2,635,984
7,374	TJX (The) Cos., Inc.	1,160,225
1,205	Ulta Beauty, Inc. (a)	617,960
20,910	Valvoline, Inc. (a)	803,153
16,506	Victoria’s Secret & Co. (a)	1,463,752
20,963	Warby Parker, Inc., Class A (a)	559,502
8,946	Wayfair, Inc., Class A (a)	759,515
		15,974,090
	Technology Hardware, Storage & Peripherals — 2.3%
5,641	Apple, Inc.	1,742,561
6,475	Dell Technologies, Inc., Class C	2,624,771
28,359	Everpure, Inc., Class A (a)	2,188,464
32,780	Quantum Computing, Inc. (a) (b)	265,518
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
1,226	Sandisk Corp. (a)	$1,489,382
2,895	Seagate Technology Holdings PLC	2,478,496
4,371	Western Digital Corp.	2,381,496
		13,170,688
	Textiles, Apparel & Luxury Goods — 0.4%
31,082	Figs, Inc., Class A (a)	332,578
2,748	Ralph Lauren Corp.	1,045,174
7,632	Tapestry, Inc.	1,162,888
		2,540,640
	Tobacco — 0.1%
3,008	Philip Morris International, Inc.	573,987
1,838	Turning Point Brands, Inc.	137,133
		711,120
	Trading Companies & Distributors — 1.7%
67,310	Custom Truck One Source, Inc. (a)	683,196
4,712	DXP Enterprises, Inc. (a)	739,878
23,260	Fastenal Co.	1,109,735
4,666	GATX Corp.	834,607
5,770	Herc Holdings, Inc.	866,308
19,986	NPK International, Inc. (a)	249,625
94,430	QXO, Inc. (a)	1,255,919
2,465	United Rentals, Inc.	2,660,376
10,422	Willis Lease Finance Corp.	743,401
8,237	Xometry, Inc., Class A (a)	706,076
		9,849,121
	Water Utilities — 0.1%
3,848	American States Water Co.	329,543
	Total Common Stocks	577,363,522
	(Cost $492,039,799)
MONEY MARKET FUNDS — 0.0%
338,154	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (g)	338,154
	(Cost $338,154)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$3,311,703	Daiwa Capital Markets America, Inc., 3.64% (g), dated 07/31/26, due 08/03/26, with a maturity value of $3,312,708. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $3,377,937. (h)	$3,311,703
	(Cost $3,311,703)

	Total Investments — 100.6%	581,013,379
	(Cost $495,689,656)
	Net Other Assets and Liabilities — (0.6)%	(3,567,586)
	Net Assets — 100.0%	$577,445,793

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,140,689 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,311,703.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(e)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At July 31, 2026,
securities noted as such are valued at $0 or 0.0% of net
assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of July 31, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$11,528,212	$11,528,212	$—	$— **
Other Industry Categories*	565,835,310	565,835,310	—	—
Money Market Funds	338,154	338,154	—	—
Repurchase Agreements	3,311,703	—	3,311,703	—
Total Investments	$581,013,379	$577,701,676	$3,311,703	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,140,689
Non-cash Collateral(2)	(3,140,689)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,311,703
Non-cash Collateral(4)	(3,311,703)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 0.3%
12,781	GXO Logistics, Inc. (a)	$641,095
	Automobile Components — 1.6%
4,880	BorgWarner, Inc.	311,051
51,288	Gentex Corp.	1,198,088
9,668	Lear Corp.	1,263,027
10,827	Patrick Industries, Inc.	893,769
		3,665,935
	Automobiles — 0.7%
21,555	Thor Industries, Inc.	1,615,978
	Banks — 8.5%
3,590	Ameris Bancorp	313,084
31,590	Associated Banc-Corp.	975,499
7,658	Atlantic Union Bankshares Corp.	324,929
24,881	Bank OZK	1,276,395
4,666	BOK Financial Corp.	659,259
20,219	Columbia Banking System, Inc.	632,248
5,611	Commerce Bancshares, Inc.	332,564
2,097	Cullen/Frost Bankers, Inc.	348,815
25,274	First Horizon Corp.	648,025
50,945	FNB Corp.	962,861
4,336	Hancock Whitney Corp.	333,872
34,047	Home BancShares, Inc.	1,057,840
12,798	International Bancshares Corp.	979,559
37,530	Old National Bancorp	999,799
3,212	Pinnacle Financial Partners, Inc.	337,999
3,947	Popular, Inc.	691,554
13,310	Prosperity Bancshares, Inc.	996,520
12,974	SouthState Bank Corp.	1,363,438
6,276	Texas Capital Bancshares, Inc.	620,383
4,539	UMB Financial Corp.	661,469
14,140	United Bankshares, Inc.	685,083
27,701	United Community Banks, Inc.	981,723
66,350	Valley National Bancorp	948,142
11,825	Western Alliance Bancorp	951,794
4,032	Wintrust Financial Corp.	643,265
9,366	Zions Bancorp N.A.	652,810
		19,378,929
	Beverages — 0.3%
24,316	Brown-Forman Corp., Class B	698,599
	Broadline Retail — 1.4%
2,453	Dillard’s, Inc., Class A	1,443,198
68,792	Macy’s, Inc.	1,707,417
		3,150,615
	Building Products — 1.2%
3,621	Builders FirstSource, Inc. (a)	240,579
893	Carlisle Cos., Inc.	321,409
5,902	Fortune Brands Innovations, Inc.	290,732
Shares	Description	Value

	Building Products (Continued)
3,982	Masco Corp.	$284,633
1,548	Simpson Manufacturing Co., Inc.	290,622
6,475	Trex Co., Inc. (a)	280,756
10,712	UFP Industries, Inc.	929,159
		2,637,890
	Capital Markets — 2.8%
125,222	Blue Owl Technology Finance Corp.	1,244,707
4,225	FactSet Research Systems, Inc.	1,112,020
9,739	Franklin Resources, Inc.	329,763
19,448	Jefferies Financial Group, Inc.	1,061,861
7,726	Lazard, Inc.	327,428
9,288	Stifel Financial Corp.	770,068
15,418	Victory Capital Holdings, Inc., Class A	1,526,844
		6,372,691
	Chemicals — 2.4%
14,964	CF Industries Holdings, Inc.	1,873,343
19,350	Eastman Chemical Co.	1,353,532
61,163	Mosaic (The) Co.	1,352,926
819	NewMarket Corp.	696,281
2,915	RPM International, Inc.	312,109
		5,588,191
	Construction Materials — 0.3%
2,880	Eagle Materials, Inc.	590,227
	Consumer Finance — 1.4%
28,206	Ally Financial, Inc.	1,222,166
15,943	OneMain Holdings, Inc.	997,713
37,472	SLM Corp.	974,085
		3,193,964
	Consumer Staples Distribution & Retail — 0.8%
47,895	Albertsons Cos., Inc., Class A	554,624
3,715	BJ’s Wholesale Club Holdings, Inc. (a)	363,253
11,492	Sprouts Farmers Market, Inc. (a)	1,001,643
		1,919,520
	Containers & Packaging — 2.7%
7,764	AptarGroup, Inc.	1,040,066
3,991	Avery Dennison Corp.	677,392
5,795	Crown Holdings, Inc.	682,941
153,269	Graphic Packaging Holding Co.	1,644,576
20,953	Silgan Holdings, Inc.	837,701
23,000	Sonoco Products Co.	1,296,280
		6,178,956
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.7%
61,529	LKQ Corp.	$1,381,326
1,508	Pool Corp.	280,051
		1,661,377
	Diversified Consumer Services — 0.8%
249,239	ADT, Inc.	1,904,186
	Electric Utilities — 1.5%
2,142	IDACORP, Inc.	306,113
19,976	OGE Energy Corp.	945,864
9,084	Pinnacle West Capital Corp.	917,393
25,006	Portland General Electric Co.	1,233,546
		3,402,916
	Electronic Equipment, Instruments & Components — 2.1%
3,037	Arrow Electronics, Inc. (a)	657,723
7,296	Avnet, Inc.	648,177
5,404	Belden, Inc.	670,366
11,233	Itron, Inc. (a)	1,119,481
1,212	TD SYNNEX Corp.	309,908
44,691	Vontier Corp.	1,435,922
		4,841,577
	Energy Equipment & Services — 0.8%
17,467	NOV, Inc.	339,384
15,902	Weatherford International PLC	1,396,036
		1,735,420
	Financial Services — 3.3%
35,442	Enact Holdings, Inc.	1,677,115
25,203	Essent Group Ltd.	1,662,390
57,449	MGIC Investment Corp.	1,725,768
43,006	Radian Group, Inc.	1,676,804
3,579	Voya Financial, Inc.	355,860
2,296	WEX, Inc. (a)	429,260
		7,527,197
	Food Products — 4.0%
58,197	Campbell’s (The) Co. (b)	1,279,170
24,072	Conagra Brands, Inc.	349,285
11,864	Darling Ingredients, Inc. (a)	719,433
13,054	Hormel Foods Corp.	326,481
17,105	Ingredion, Inc.	1,701,263
15,007	Lamb Weston Holdings, Inc.	788,618
8,515	Marzetti (The) Company	909,998
14,684	Post Holdings, Inc. (a)	1,342,264
363	Seaboard Corp.	1,602,013
		9,018,525
	Gas Utilities — 4.1%
45,829	MDU Resources Group, Inc.	914,289
20,982	National Fuel Gas Co.	1,727,028
Shares	Description	Value

	Gas Utilities (Continued)
17,345	New Jersey Resources Corp.	$1,004,102
16,816	ONE Gas, Inc.	1,305,762
14,615	Southwest Gas Holdings, Inc.	1,306,581
16,597	Spire, Inc.	1,325,436
46,904	UGI Corp.	1,694,173
		9,277,371
	Ground Transportation — 1.5%
110,887	Lyft, Inc., Class A (a)	1,758,668
3,685	Ryder System, Inc.	944,908
11,231	U-Haul Holding Co.	702,836
		3,406,412
	Health Care Equipment & Supplies — 0.8%
1,921	Align Technology, Inc. (a)	324,957
16,799	Solventum Corp. (a)	1,435,306
		1,760,263
	Health Care Providers & Services — 1.6%
696	Chemed Corp.	370,446
1,456	DaVita, Inc. (a)	349,571
3,879	Henry Schein, Inc. (a)	332,625
30,902	Option Care Health, Inc. (a)	711,673
10,896	Universal Health Services, Inc., Class B	1,835,322
		3,599,637
	Health Care REITs — 0.1%
15,141	Healthpeak Properties, Inc.	330,528
	Hotel & Resort REITs — 0.6%
54,662	Host Hotels & Resorts, Inc.	1,373,656
	Hotels, Restaurants & Leisure — 1.0%
18,341	Boyd Gaming Corp.	1,560,085
5,877	Choice Hotels International, Inc.	655,227
		2,215,312
	Household Durables — 2.5%
7,354	Champion Homes, Inc. (a)	585,452
15,457	Meritage Homes Corp.	1,085,081
13,353	Mohawk Industries, Inc. (a)	1,643,754
7,867	Toll Brothers, Inc.	1,147,717
32,878	Whirlpool Corp. (b)	1,232,925
		5,694,929
	Household Products — 0.3%
24,135	Reynolds Consumer Products, Inc.	601,927
	Industrial REITs — 0.6%
7,492	Lineage, Inc.	317,436
29,016	Rexford Industrial Realty, Inc.	1,095,934
		1,413,370
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 8.2%
2,315	American Financial Group, Inc.	$328,082
2,413	Assurant, Inc.	673,686
12,063	Axis Capital Holdings Ltd.	1,270,475
4,535	Everest Group Ltd.	1,696,770
13,741	Fidelity National Financial, Inc.	708,898
18,895	First American Financial Corp.	1,416,936
3,627	Globe Life, Inc.	661,021
4,540	Hanover Insurance Group (The), Inc.	1,056,140
36,663	Lincoln National Corp.	1,672,199
15,195	Mercury General Corp.	1,627,688
31,673	Old Republic International Corp.	1,368,590
2,280	Primerica, Inc.	729,509
3,047	Reinsurance Group of America, Inc.	721,682
5,112	RenaissanceRe Holdings Ltd.	1,635,738
10,970	RLI Corp.	671,803
6,680	Selective Insurance Group, Inc.	633,197
3,624	Unum Group	312,063
781	White Mountains Insurance Group Ltd.	1,638,327
		18,822,804
	IT Services — 2.1%
20,417	EPAM Systems, Inc. (a)	2,155,219
7,499	Gartner, Inc. (a)	1,132,499
114,593	Kyndryl Holdings, Inc. (a)	1,552,735
		4,840,453
	Leisure Products — 0.8%
116,719	Mattel, Inc. (a)	1,761,290
	Life Sciences Tools & Services — 0.2%
1,104	Bio-Rad Laboratories, Inc., Class A (a)	359,330
	Machinery — 1.7%
10,827	AGCO Corp.	1,106,086
2,874	Allison Transmission Holdings, Inc.	329,188
3,285	Esab Corp.	284,251
3,023	Franklin Electric Co., Inc.	316,569
25,088	Mueller Water Products, Inc., Class A	633,221
6,333	Oshkosh Corp.	901,883
3,442	Stanley Black & Decker, Inc.	325,544
		3,896,742
	Marine Transportation — 1.0%
7,149	Kirby Corp. (a)	937,520
6,742	Matson, Inc.	1,365,862
		2,303,382
Shares	Description	Value

	Media — 1.0%
3,629	Nexstar Media Group, Inc.	$691,433
54,843	Sirius XM Holdings, Inc.	1,624,450
		2,315,883
	Metals & Mining — 1.7%
24,857	Alcoa Corp.	1,125,028
25,818	Commercial Metals Co.	1,774,213
11,977	Warrior Met Coal, Inc.	951,093
		3,850,334
	Mortgage REITs — 1.0%
172,530	Rithm Capital Corp.	1,704,596
39,562	Starwood Property Trust, Inc.	632,201
		2,336,797
	Multi-Utilities — 0.4%
13,065	Black Hills Corp.	930,359
	Office REITs — 1.8%
9,773	BXP, Inc.	685,283
21,615	Cousins Properties, Inc.	681,953
34,589	Kilroy Realty Corp.	1,342,745
32,978	Vornado Realty Trust	1,299,003
		4,008,984
	Oil, Gas & Consumable Fuels — 11.3%
46,103	Antero Resources Corp. (a)	1,666,162
49,741	APA Corp.	1,856,334
11,339	Chord Energy Corp.	1,591,769
47,747	CNX Resources Corp. (a)	1,709,343
108,583	Comstock Resources, Inc. (a)	1,439,811
12,147	Core Natural Resources, Inc.	969,816
23,260	HF Sinclair Corp.	2,127,592
63,333	Magnolia Oil & Gas Corp., Class A	1,628,291
32,544	Matador Resources Co.	1,623,620
39,805	Murphy Oil Corp.	1,581,851
30,770	Ovintiv, Inc.	1,921,894
42,043	Peabody Energy Corp.	896,357
87,999	Permian Resources Corp., Class A	1,875,259
43,561	Range Resources Corp.	1,748,539
62,071	SM Energy Co.	2,018,549
87,334	Venture Global, Inc., Class A	1,168,529
		25,823,716
	Passenger Airlines — 0.4%
18,621	Alaska Air Group, Inc. (a)	883,566
	Pharmaceuticals — 0.5%
61,211	Viatris, Inc.	1,074,865
	Professional Services — 4.4%
21,362	Booz Allen Hamilton Holding Corp.	1,489,359
4,349	FTI Consulting, Inc. (a)	693,143
58,911	Genpact Ltd.	2,071,900
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
37,534	KBR, Inc.	$1,374,120
30,135	Maximus, Inc.	1,815,634
6,185	Parsons Corp. (a)	273,439
7,734	Paycom Software, Inc.	1,268,067
8,804	Science Applications International Corp.	1,031,212
		10,016,874
	Real Estate Management & Development — 0.4%
13,597	Howard Hughes Holdings, Inc. (a)	869,120
	Residential REITs — 0.3%
19,332	American Homes 4 Rent, Class A	646,075
	Retail REITs — 0.3%
13,927	NNN REIT, Inc.	661,811
	Semiconductors & Semiconductor Equipment — 0.8%
14,337	Skyworks Solutions, Inc.	892,909
11,226	Universal Display Corp.	899,876
		1,792,785
	Software — 0.3%
26,035	Gen Digital, Inc.	714,661
	Specialized REITs — 2.1%
8,147	CubeSmart	337,775
22,342	EPR Properties	1,386,768
53,912	Millrose Properties, Inc.	1,508,458
76,130	Rayonier, Inc.	1,658,111
		4,891,112
	Specialty Retail — 7.1%
8,057	Asbury Automotive Group, Inc. (a)	1,866,807
6,976	AutoNation, Inc. (a)	1,481,702
56,033	Bath & Body Works, Inc.	1,127,384
12,810	Best Buy Co., Inc.	1,104,991
6,126	CarMax, Inc. (a)	350,775
1,429	Dick’s Sporting Goods, Inc.	279,955
5,459	Floor & Decor Holdings, Inc., Class A (a)	314,275
58,698	GameStop Corp., Class A (a)	1,274,921
86,727	Gap (The), Inc.	1,742,345
4,451	Group 1 Automotive, Inc.	1,276,413
5,577	Lithia Motors, Inc.	2,149,487
1,202	Murphy USA, Inc.	730,528
5,432	Penske Automotive Group, Inc.	1,180,428
18,290	Urban Outfitters, Inc. (a)	1,356,752
		16,236,763
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 0.2%
38,850	VF Corp.	$556,332
	Trading Companies & Distributors — 0.7%
958	Applied Industrial Technologies, Inc.	330,711
6,715	Core & Main, Inc., Class A (a)	295,259
13,318	Rush Enterprises, Inc., Class A	1,062,643
		1,688,613
	Wireless Telecommunication Services — 0.5%
35,019	Telephone and Data Systems, Inc.	1,175,938
	Total Common Stocks	227,855,782
	(Cost $206,058,569)
MONEY MARKET FUNDS — 0.1%
242,644	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	242,644
	(Cost $242,644)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$2,324,613	Daiwa Capital Markets America, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $2,325,318. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $2,371,105. (d)	2,324,613
	(Cost $2,324,613)

	Total Investments — 101.0%	230,423,039
	(Cost $208,625,826)
	Net Other Assets and Liabilities — (1.0)%	(2,354,858)
	Net Assets — 100.0%	$228,068,181

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,246,396 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,324,613.

See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2026
(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$227,855,782	$227,855,782	$—	$—
Money Market Funds	242,644	242,644	—	—
Repurchase Agreements	2,324,613	—	2,324,613	—
Total Investments	$230,423,039	$228,098,426	$2,324,613	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,246,396
Non-cash Collateral(2)	(2,246,396)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,324,613
Non-cash Collateral(4)	(2,324,613)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 3.2%
36,693	Hexcel Corp.	$3,777,544
34,159	Loar Holdings, Inc. (a)	2,338,184
30,013	Mercury Systems, Inc. (a)	2,914,262
10,828	Moog, Inc., Class A	4,221,296
92,063	StandardAero, Inc. (a)	2,698,367
12,051	VSE Corp.	2,342,594
		18,292,247
	Banks — 1.2%
28,274	Axos Financial, Inc. (a)	2,867,266
165,084	Eastern Bankshares, Inc.	3,790,329
		6,657,595
	Beverages — 0.9%
31,347	Celsius Holdings, Inc. (a)	915,646
24,038	Coca-Cola Consolidated, Inc.	4,516,740
		5,432,386
	Biotechnology — 10.4%
36,279	ACADIA Pharmaceuticals, Inc. (a)	938,538
45,043	Arrowhead Pharmaceuticals, Inc. (a)	3,812,890
16,041	BioMarin Pharmaceutical, Inc. (a)	962,781
36,971	Bridgebio Pharma, Inc. (a)	2,961,007
51,508	Caris Life Sciences, Inc. (a)	807,130
51,674	CG Oncology, Inc. (a)	3,678,672
53,872	Cytokinetics, Inc. (a)	4,155,147
50,608	Exelixis, Inc. (a)	2,683,742
46,907	Halozyme Therapeutics, Inc. (a)	3,871,704
524,194	ImmunityBio, Inc. (a) (b)	3,758,471
34,728	Ionis Pharmaceuticals, Inc. (a)	1,797,868
12,348	Krystal Biotech, Inc. (a)	4,212,150
24,014	Kymera Therapeutics, Inc. (a)	2,483,048
5,128	Madrigal Pharmaceuticals, Inc. (a)	2,396,417
31,362	Mirum Pharmaceuticals, Inc. (a)	3,322,804
21,784	Neurocrine Biosciences, Inc. (a)	3,633,571
2,741	Praxis Precision Medicines, Inc. (a)	843,762
14,976	Protagonist Therapeutics, Inc. (a)	2,046,321
22,505	PTC Therapeutics, Inc. (a)	1,530,565
33,067	Rhythm Pharmaceuticals, Inc. (a)	3,281,900
77,808	Roivant Sciences Ltd. (a)	2,638,469
83,533	TG Therapeutics, Inc. (a)	4,346,222
		60,163,179
	Broadline Retail — 1.0%
60,923	Etsy, Inc. (a)	4,976,191
11,939	Ollie’s Bargain Outlet Holdings, Inc. (a)	877,158
		5,853,349
Shares	Description	Value

	Building Products — 3.1%
14,635	A.O. Smith Corp. (b)	$880,003
36,176	AAON, Inc.	3,221,835
11,695	Advanced Drainage Systems, Inc.	1,619,524
6,533	Allegion PLC	1,028,294
5,722	Armstrong World Industries, Inc.	999,404
6,596	CSW Industrials, Inc.	2,103,662
17,187	Modine Manufacturing Co. (a)	3,455,618
59,026	Resideo Technologies, Inc. (a)	2,024,592
54,494	Zurn Elkay Water Solutions Corp.	2,752,492
		18,085,424
	Capital Markets — 4.7%
10,850	Affiliated Managers Group, Inc.	3,979,021
10,753	Evercore, Inc., Class A	3,446,982
49,865	Federated Hermes, Inc.	2,989,905
167,861	Galaxy Digital, Inc., Class A (a)	3,526,760
139,123	Invesco Ltd.	4,118,041
42,090	Moelis & Co., Class A	2,823,397
5,883	Morningstar, Inc.	1,132,889
12,162	PJT Partners, Inc., Class A	2,046,986
20,929	SEI Investments Co.	2,155,268
22,192	StepStone Group, Inc., Class A	973,341
		27,192,590
	Chemicals — 0.2%
5,433	Balchem Corp.	910,326
	Commercial Services & Supplies — 0.5%
9,714	Brink’s (The) Co.	1,150,623
10,515	MSA Safety, Inc.	2,000,689
		3,151,312
	Communications Equipment — 1.6%
222,783	Ondas, Inc. (a) (b)	1,668,645
51,100	Viasat, Inc. (a)	3,931,123
96,112	Viavi Solutions, Inc. (a)	3,551,338
		9,151,106
	Construction & Engineering — 6.1%
5,747	Argan, Inc.	3,278,261
30,913	Construction Partners, Inc., Class A (a)	3,194,859
9,077	Dycom Industries, Inc. (a)	3,640,512
27,655	Everus Construction Group, Inc. (a)	3,468,767
29,032	Granite Construction, Inc.	3,512,001
6,247	IES Holdings, Inc. (a)	4,651,141
18,521	Primoris Services Corp.	1,563,358
5,467	Sterling Infrastructure, Inc. (a)	3,262,542
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
55,312	Tutor Perini Corp.	$4,632,380
7,945	Valmont Industries, Inc.	3,827,106
		35,030,927
	Consumer Finance — 1.4%
19,065	Enova International, Inc. (a)	4,845,179
16,972	FirstCash Holdings, Inc.	3,462,458
		8,307,637
	Consumer Staples Distribution & Retail — 0.6%
77,539	Maplebear, Inc. (a)	3,458,239
	Diversified Consumer Services — 2.7%
12,950	Bright Horizons Family Solutions, Inc. (a)	965,293
7,980	Duolingo, Inc. (a)	1,075,784
59,148	Frontdoor, Inc. (a)	4,295,919
96,414	H&R Block, Inc.	4,245,108
101,087	Laureate Education, Inc. (a)	3,872,643
12,083	Service Corp. International	1,041,434
		15,496,181
	Diversified Telecommunication Services — 0.4%
358,541	Lumen Technologies, Inc. (a)	2,287,492
	Electrical Equipment — 2.7%
9,747	Acuity, Inc.	3,200,817
19,628	EnerSys	3,651,790
312,198	Eos Energy Enterprises, Inc. (a)	1,055,229
12,821	Powell Industries, Inc.	2,675,486
274,398	Sunrun, Inc. (a)	2,691,845
12,084	Vicor Corp. (a)	2,505,859
		15,781,026
	Electronic Equipment, Instruments & Components — 3.0%
12,308	Advanced Energy Industries, Inc.	3,563,412
63,371	Cognex Corp.	4,134,324
49,863	Ralliant Corp.	3,259,544
18,133	Sanmina Corp. (a)	3,364,760
24,539	TTM Technologies, Inc. (a)	2,832,782
		17,154,822
	Energy Equipment & Services — 0.7%
112,732	Archrock, Inc.	4,031,296
Shares	Description	Value

	Entertainment — 1.1%
11,421	Madison Square Garden Sports Corp. (a)	$4,496,219
67,814	Warner Music Group Corp., Class A	1,760,452
		6,256,671
	Financial Services — 0.8%
44,818	Chime Financial, Inc., Class A (a)	1,030,366
47,010	HA Sustainable Infrastructure Capital, Inc.	1,780,269
21,077	PennyMac Financial Services, Inc.	1,589,416
		4,400,051
	Health Care Equipment & Supplies — 2.1%
26,269	Glaukos Corp. (a)	4,379,568
23,234	Globus Medical, Inc., Class A (a)	1,830,607
7,716	iRhythm Holdings, Inc. (a)	904,084
41,367	Lantheus Holdings, Inc. (a)	4,121,808
13,237	Merit Medical Systems, Inc. (a)	1,125,277
		12,361,344
	Health Care Providers & Services — 4.6%
192,748	Alignment Healthcare, Inc. (a)	2,862,308
65,806	BrightSpring Health Services, Inc. (a)	3,929,276
18,161	Encompass Health Corp.	2,017,142
11,452	Ensign Group (The), Inc.	2,040,288
30,590	Guardant Health, Inc. (a)	4,955,274
10,163	HealthEquity, Inc. (a)	1,022,500
105,897	Hims & Hers Health, Inc. (a)	2,940,760
107,629	PACS Group, Inc. (a)	4,952,010
29,766	RadNet, Inc. (a)	1,898,476
		26,618,034
	Health Care REITs — 1.2%
35,201	American Healthcare REIT, Inc.	1,957,176
68,243	CareTrust REIT, Inc.	2,862,111
19,250	Omega Healthcare Investors, Inc.	974,627
47,045	Sabra Health Care REIT, Inc.	995,943
		6,789,857
	Hotel & Resort REITs — 0.7%
28,561	Ryman Hospitality Properties, Inc.	3,817,178
	Hotels, Restaurants & Leisure — 4.7%
16,390	Brinker International, Inc. (a)	3,502,543
23,391	Cava Group, Inc. (a)	1,525,795
10,240	Churchill Downs, Inc.	863,232
72,673	DraftKings, Inc., Class A (a)	1,706,362
51,127	Dutch Bros, Inc., Class A (a)	3,365,690
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
18,941	Hyatt Hotels Corp., Class A	$3,296,870
89,899	Life Time Group Holdings, Inc. (a)	4,054,445
86,960	Norwegian Cruise Line Holdings Ltd. (a)	1,611,369
14,250	Texas Roadhouse, Inc.	2,927,520
48,037	Travel + Leisure Co.	3,651,773
9,454	Wynn Resorts Ltd.	938,877
		27,444,476
	Household Durables — 0.2%
3,993	Installed Building Products, Inc.	890,199
	Household Products — 0.2%
9,617	Clorox (The) Co.	918,712
	Independent Power and Renewable Electricity Producers — 0.3%
16,857	Ormat Technologies, Inc.	1,644,906
	Industrial REITs — 0.8%
4,532	EastGroup Properties, Inc.	947,234
14,971	First Industrial Realty Trust, Inc.	985,691
24,116	STAG Industrial, Inc.	922,678
28,342	Terreno Realty Corp.	2,030,704
		4,886,307
	Insurance — 0.5%
42,331	Lemonade, Inc. (a)	2,045,011
24,308	Ryan Specialty Holdings, Inc.	1,073,441
		3,118,452
	Interactive Media & Services — 0.9%
72,367	Match Group, Inc.	2,851,983
87,290	Pinterest, Inc., Class A (a)	2,095,833
		4,947,816
	IT Services — 1.9%
123,038	Applied Digital Corp. (a)	3,370,011
23,381	DigitalOcean Holdings, Inc. (a)	2,747,267
10,814	GoDaddy, Inc., Class A (a)	894,750
26,907	Okta, Inc. (a)	3,818,911
		10,830,939
	Leisure Products — 0.9%
30,975	Acushnet Holdings Corp.	3,136,838
22,228	Hasbro, Inc.	2,088,099
		5,224,937
	Life Sciences Tools & Services — 1.3%
12,141	Charles River Laboratories International, Inc. (a)	2,822,904
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
155,132	Sotera Health Co. (a)	$2,770,657
47,533	Tempus AI, Inc., Class A (a)	2,085,273
		7,678,834
	Machinery — 5.4%
36,002	Atmus Filtration Technologies, Inc.	1,858,783
12,344	Crane Co.	2,634,950
20,449	Donaldson Co., Inc.	1,927,114
10,489	ESCO Technologies, Inc.	3,307,077
28,574	Federal Signal Corp.	3,570,321
24,754	Flowserve Corp.	1,881,057
25,320	JBT Marel Corp.	3,506,060
10,371	Lincoln Electric Holdings, Inc.	2,710,046
59,733	Mueller Industries, Inc.	3,966,869
11,231	SPX Technologies, Inc. (a)	2,466,552
9,379	Watts Water Technologies, Inc., Class A	3,243,164
		31,071,993
	Media — 0.2%
13,116	New York Times (The) Co., Class A	982,257
	Metals & Mining — 1.1%
59,848	Century Aluminum Co. (a)	2,679,395
112,483	Coeur Mining, Inc.	1,677,122
49,162	MP Materials Corp. (a)	2,033,832
		6,390,349
	Mortgage REITs — 0.3%
168,415	AGNC Investment Corp.	1,795,304
	Oil, Gas & Consumable Fuels — 0.8%
40,346	Antero Midstream Corp.	886,402
18,765	DT Midstream, Inc.	2,589,570
21,648	Viper Energy, Inc., Class A	965,717
		4,441,689
	Passenger Airlines — 0.1%
102,900	Joby Aviation, Inc. (a)	735,735
	Personal Care Products — 0.5%
37,210	elf Beauty, Inc. (a)	3,084,337
	Pharmaceuticals — 3.6%
265,125	Amneal Pharmaceuticals, Inc. (a)	4,857,090
18,750	Axsome Therapeutics, Inc. (a)	4,087,312
42,225	Corcept Therapeutics, Inc. (a)	4,834,340
49,057	Crinetics Pharmaceuticals, Inc. (a)	4,097,241
111,889	Elanco Animal Health, Inc. (a)	2,950,513
		20,826,496
	Professional Services — 1.5%
88,811	Amentum Holdings, Inc. (a)	1,971,604
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
1,982	CACI International, Inc., Class A (a)	$986,541
8,781	Paylocity Holding Corp. (a)	1,210,856
110,820	Planet Labs PBC (a)	2,269,594
27,033	UL Solutions, Inc., Class A	2,477,304
		8,915,899
	Real Estate Management & Development — 1.0%
372,208	Compass, Inc., Class A (a)	4,239,449
397,343	Opendoor Technologies, Inc. (a)	1,497,983
		5,737,432
	Residential REITs — 0.2%
22,992	UDR, Inc.	877,375
	Retail REITs — 2.2%
58,221	Brixmor Property Group, Inc.	1,834,544
14,872	Federal Realty Investment Trust	1,845,467
72,415	Kimco Realty Corp.	1,845,134
64,683	Kite Realty Group Trust	1,851,227
109,313	Macerich (The) Co.	2,824,648
44,107	Phillips Edison & Co., Inc.	1,874,106
11,511	Regency Centers Corp.	924,218
		12,999,344
	Semiconductors & Semiconductor Equipment — 3.9%
65,919	Allegro MicroSystems, Inc. (a)	2,735,638
18,539	Cirrus Logic, Inc. (a)	2,398,020
22,956	FormFactor, Inc. (a)	2,437,927
6,408	Impinj, Inc. (a)	969,915
68,934	IonQ, Inc. (a)	2,511,955
9,701	Onto Innovation, Inc. (a)	2,508,484
27,659	Rambus, Inc. (a)	2,517,799
47,508	Rigetti Computing, Inc. (a) (b)	710,245
22,685	Semtech Corp. (a)	2,672,747
6,155	SiTime Corp. (a)	3,294,156
		22,756,886
	Software — 7.6%
54,754	ACI Worldwide, Inc. (a)	3,139,047
187,319	Cipher Digital, Inc. (a)	4,180,960
107,604	Core Scientific, Inc. (a)	2,229,555
100,240	Dropbox, Inc., Class A (a)	3,263,814
38,261	D-Wave Quantum, Inc. (a)	691,759
41,807	Dynatrace, Inc. (a)	1,852,886
16,097	Elastic N.V. (a)	1,059,022
60,129	Gitlab, Inc., Class A (a)	2,075,052
33,160	Life360, Inc. (a)	1,792,298
36,023	Nutanix, Inc., Class A (a)	2,125,717
20,028	Qualys, Inc. (a)	2,899,053
Shares	Description	Value

	Software (Continued)
167,615	Riot Platforms, Inc. (a)	$3,380,795
34,300	Rubrik, Inc., Class A (a)	2,481,948
28,302	Samsara, Inc., Class A (a)	1,054,815
162,262	SentinelOne, Inc., Class A (a)	3,092,714
185,802	Terawulf, Inc. (a)	3,281,263
84,440	UiPath, Inc., Class A (a)	1,077,454
186,558	Zeta Global Holdings Corp., Class A (a)	4,029,653
		43,707,805
	Specialized REITs — 0.3%
11,769	Lamar Advertising Co., Class A	1,882,569
	Specialty Retail — 3.1%
20,394	Abercrombie & Fitch Co., Class A (a)	2,030,019
16,762	Boot Barn Holdings, Inc. (a)	2,497,370
15,316	Five Below, Inc. (a)	3,325,563
69,640	Valvoline, Inc. (a)	2,674,872
54,976	Victoria’s Secret & Co. (a)	4,875,272
29,795	Wayfair, Inc., Class A (a)	2,529,596
		17,932,692
	Textiles, Apparel & Luxury Goods — 0.6%
9,147	Ralph Lauren Corp.	3,478,970
	Trading Companies & Distributors — 1.0%
15,541	GATX Corp.	2,779,819
19,210	Herc Holdings, Inc.	2,884,189
		5,664,008
	Total Common Stocks	577,546,987
	(Cost $508,421,084)
MONEY MARKET FUNDS — 0.1%
329,288	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	329,288
	(Cost $329,288)

See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$6,653,136	Citigroup, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $6,655,154. Collateralized by U.S. Treasury Bond, interest rate of 3.63%, due 02/15/44. The value of the collateral including accrued interest is $6,786,200. (d)	$6,653,136
	(Cost $6,653,136)

	Total Investments — 101.2%	584,529,411
	(Cost $515,403,508)
	Net Other Assets and Liabilities — (1.2)%	(6,942,079)
	Net Assets — 100.0%	$577,587,332

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,315,583 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,653,136.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$577,546,987	$577,546,987	$—	$—
Money Market Funds	329,288	329,288	—	—
Repurchase Agreements	6,653,136	—	6,653,136	—
Total Investments	$584,529,411	$577,876,275	$6,653,136	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,315,583
Non-cash Collateral(2)	(6,315,583)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,653,136
Non-cash Collateral(4)	(6,653,136)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
6,411	V2X, Inc. (a)	$578,529
	Air Freight & Logistics — 0.5%
21,831	Hub Group, Inc., Class A	1,015,796
	Automobile Components — 1.5%
65,017	Adient PLC (a)	1,367,958
8,540	Phinia, Inc.	628,459
9,636	Visteon Corp.	1,007,347
		3,003,764
	Automobiles — 1.2%
48,856	Harley-Davidson, Inc.	1,198,926
38,252	Winnebago Industries, Inc.	1,158,271
		2,357,197
	Banks — 13.6%
5,860	1st Source Corp.	525,876
5,109	Amalgamated Financial Corp.	252,282
34,434	Banc of California, Inc.	659,411
2,110	BancFirst Corp.	238,050
9,866	BankUnited, Inc.	460,249
10,588	Banner Corp.	745,501
7,701	Beacon Financial Corp.	242,659
18,680	Byline Bancorp, Inc.	733,564
7,711	Cathay General Bancorp	487,258
3,494	Community Financial System, Inc.	226,446
6,606	Community Trust Bancorp, Inc.	518,241
7,012	ConnectOne Bancorp, Inc.	230,975
8,894	Customers Bancorp, Inc. (a)	699,780
10,679	Enterprise Financial Services Corp.	708,125
4,236	FB Financial Corp.	255,770
18,336	First BanCorp	530,461
23,847	First Busey Corp.	735,918
23,512	First Commonwealth Financial Corp.	506,213
20,795	First Financial Bancorp	703,495
16,314	First Hawaiian, Inc.	453,366
18,244	First Interstate BancSystem, Inc., Class A	693,637
16,102	First Merchants Corp.	694,640
6,047	Firstsun Capital Bancorp (a)	233,898
19,761	Fulton Financial Corp.	480,785
10,072	German American Bancorp, Inc.	512,463
12,326	Hilltop Holdings, Inc.	486,137
17,141	Hope Bancorp, Inc.	240,145
5,710	Independent Bank Corp.	478,669
3,799	Lakeland Financial Corp.	238,007
5,741	Live Oak Bancshares, Inc.	245,715
Shares	Description	Value

	Banks (Continued)
5,278	National Bank Holdings Corp., Class A	$227,957
9,682	NBT Bancorp, Inc.	509,757
15,467	Northwest Bancshares, Inc.	243,451
14,336	OFG Bancorp	757,801
4,585	Origin Bancorp, Inc.	250,937
1,282	Park National Corp.	266,848
8,081	Pathward Financial, Inc.	713,067
18,315	Peoples Bancorp, Inc.	763,003
40,441	Provident Financial Services, Inc.	998,084
4,910	QCR Holdings, Inc.	505,485
11,237	Renasant Corp.	489,596
7,779	Republic Bancorp, Inc., Class A	774,322
9,739	S&T Bancorp, Inc.	507,889
3,067	Stock Yards Bancorp, Inc.	261,002
10,114	Tompkins Financial Corp.	1,009,782
6,471	Towne Bank	245,316
8,876	TriCo Bancshares	510,725
15,290	Trustmark Corp.	725,511
18,335	WaFd, Inc.	674,178
18,024	WesBanco, Inc.	745,833
8,148	Westamerica BanCorp	490,102
6,229	WSFS Financial Corp.	499,566
		26,387,948
	Beverages — 0.3%
16,950	National Beverage Corp.	536,298
	Broadline Retail — 0.7%
67,439	Kohl’s Corp.	1,290,782
	Building Products — 0.4%
13,547	Hayward Holdings, Inc. (a)	204,966
15,028	Tecnoglass Holdings, Inc.	652,816
		857,782
	Capital Markets — 1.3%
11,395	Donnelley Financial Solutions, Inc. (a)	538,984
54,618	Golub Capital BDC, Inc. (b)	700,749
8,327	Virtus Investment Partners, Inc.	1,326,907
		2,566,640
	Chemicals — 3.1%
25,866	Avient Corp.	939,453
7,745	Cabot Corp.	681,715
16,401	H.B. Fuller Co.	906,975
11,747	Innospec, Inc.	1,010,007
16,155	Minerals Technologies, Inc.	1,231,657
35,493	Olin Corp.	656,976
8,579	Stepan Co.	550,257
		5,977,040
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies — 3.1%
21,610	ABM Industries, Inc.	$1,035,335
84,335	BrightView Holdings, Inc. (a)	1,099,728
15,734	CoreCivic, Inc. (a)	470,447
50,043	Deluxe Corp.	1,294,613
23,807	GEO Group (The), Inc. (a)	735,398
58,408	MillerKnoll, Inc.	1,315,348
		5,950,869
	Communications Equipment — 0.1%
5,385	NetScout Systems, Inc. (a)	219,008
	Construction & Engineering — 0.2%
17,319	Ameresco, Inc., Class A (a)	364,911
	Construction Materials — 0.1%
2,803	Knife River Corp. (a)	205,096
	Consumer Finance — 1.9%
8,823	Bread Financial Holdings, Inc.	953,501
33,919	Happen, Inc. (a)	649,210
7,171	Nelnet, Inc., Class A	974,324
25,639	PROG Holdings, Inc.	1,128,629
		3,705,664
	Consumer Staples Distribution & Retail — 1.6%
10,284	Andersons (The), Inc.	727,902
13,491	Ingles Markets, Inc., Class A	1,214,325
5,134	United Natural Foods, Inc. (a)	260,961
12,208	Weis Markets, Inc.	940,626
		3,143,814
	Containers & Packaging — 0.8%
12,834	Greif, Inc., Class A	1,110,783
73,051	O-I Glass, Inc. (a)	522,314
		1,633,097
	Distributors — 0.6%
28,720	Gold.com, Inc.	1,187,859
	Diversified Consumer Services — 2.0%
50,465	Driven Brands Holdings, Inc. (a)	720,135
29,875	Perdoceo Education Corp.	950,324
15,597	Strategic Education, Inc.	1,278,954
11,085	Stride, Inc. (a)	890,015
		3,839,428
	Diversified REITs — 0.5%
19,361	American Assets Trust, Inc.	456,726
23,125	Broadstone Net Lease, Inc.	495,106
		951,832
Shares	Description	Value

	Diversified Telecommunication Services — 0.9%
8,219	IDT Corp., Class B	$541,303
10,876	Liberty Capital Corp., Class C (a)	251,997
30,101	Liberty Latin America Ltd., Class C (a)	242,915
83,350	Uniti Group, Inc. (a)	810,162
		1,846,377
	Electric Utilities — 1.2%
70,658	Hawaiian Electric Industries, Inc. (a)	912,901
5,863	MGE Energy, Inc.	466,284
10,625	Otter Tail Corp.	939,463
		2,318,648
	Electronic Equipment, Instruments & Components — 1.2%
9,343	Crane NXT Co.	485,369
3,597	CTS Corp.	230,640
11,988	Daktronics, Inc. (a)	237,003
5,743	ePlus, Inc.	530,710
1,926	Insight Enterprises, Inc. (a)	248,319
6,549	PC Connection, Inc.	548,282
		2,280,323
	Energy Equipment & Services — 4.7%
28,922	Bristow Group, Inc.	1,310,745
64,727	Expro Ltd. (a)	1,032,395
109,384	Helix Energy Solutions Group, Inc. (a)	1,040,242
14,600	Helmerich & Payne, Inc.	504,722
36,503	Liberty Energy, Inc.	682,971
17,362	Oceaneering International, Inc. (a)	846,918
104,141	Patterson-UTI Energy, Inc.	1,091,398
163,982	RPC, Inc.	919,939
12,639	Seadrill Ltd. (a)	566,733
14,348	Tidewater, Inc. (a)	1,076,961
		9,073,024
	Financial Services — 2.9%
13,062	Euronet Worldwide, Inc. (a)	931,712
34,414	EVERTEC, Inc.	1,047,562
14,070	Merchants Bancorp	776,383
29,083	NMI Holdings, Inc. (a)	1,288,377
17,478	Walker & Dunlop, Inc.	868,482
124,158	Western Union (The) Co.	789,645
		5,702,161
	Food Products — 2.3%
14,834	Cal-Maine Foods, Inc.	1,302,129
42,817	Del Monte Corp.	1,272,093
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
121,015	Flowers Foods, Inc.	$849,525
13,016	J & J Snack Foods Corp.	995,724
		4,419,471
	Gas Utilities — 0.5%
19,487	Northwest Natural Holding Co.	953,304
	Ground Transportation — 0.3%
1,633	ArcBest Corp.	235,724
6,419	Schneider National, Inc., Class B	229,415
5,377	Werner Enterprises, Inc.	201,207
		666,346
	Health Care Equipment & Supplies — 1.7%
36,511	CONMED Corp.	1,690,459
8,899	Envista Holdings Corp. (a)	243,032
1,600	ICU Medical, Inc. (a)	269,616
7,528	Integer Holdings Corp. (a)	912,469
5,648	Omnicell, Inc. (a)	199,770
		3,315,346
	Health Care Providers & Services — 2.1%
91,748	AdaptHealth Corp. (a)	990,879
7,002	Addus HomeCare Corp. (a)	808,591
121,445	Ardent Health, Inc. (a)	1,295,818
7,882	Concentra Group Holdings Parent, Inc.	249,465
27,772	Pediatrix Medical Group, Inc. (a)	736,236
		4,080,989
	Health Care REITs — 0.4%
12,432	LTC Properties, Inc.	500,264
50,756	Medical Properties Trust, Inc.	235,000
		735,264
	Health Care Technology — 0.1%
35,801	Certara, Inc. (a)	289,988
	Hotel & Resort REITs — 2.2%
56,872	Apple Hospitality REIT, Inc.	938,957
39,245	DiamondRock Hospitality Co.	519,604
16,456	Park Hotels & Resorts, Inc.	247,827
24,627	Pebblebrook Hotel Trust	470,376
80,676	RLJ Lodging Trust	988,281
41,747	Sunstone Hotel Investors, Inc.	491,362
34,552	Xenia Hotels & Resorts, Inc.	711,080
		4,367,487
	Hotels, Restaurants & Leisure — 0.8%
4,478	Hilton Grand Vacations, Inc. (a)	206,615
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
14,736	United Parks & Resorts, Inc. (a)	$657,668
84,859	Wendy’s (The) Co. (b)	624,562
		1,488,845
	Household Durables — 2.9%
382	Cavco Industries, Inc. (a)	208,965
13,341	Century Communities, Inc.	895,982
11,944	Green Brick Partners, Inc. (a)	844,799
15,274	KB Home	839,612
29,786	La-Z-Boy, Inc.	1,172,973
11,048	LGI Homes, Inc. (a)	602,889
7,432	M/I Homes, Inc. (a)	1,086,038
		5,651,258
	Household Products — 1.5%
24,659	Central Garden & Pet Co., Class A (a)	934,823
32,812	Energizer Holdings, Inc.	688,067
13,936	Spectrum Brands Holdings, Inc.	1,237,099
		2,859,989
	Industrial REITs — 0.6%
19,281	Innovative Industrial Properties, Inc.	1,133,916
	Insurance — 4.3%
14,908	Assured Guaranty Ltd.	1,233,190
9,377	CNO Financial Group, Inc.	516,579
35,954	F&G Annuities & Life, Inc.	1,027,206
50,476	Genworth Financial, Inc. (a)	496,179
35,210	Hamilton Insurance Group Ltd., Class B	1,266,151
26,093	Kemper Corp.	740,519
9,397	Safety Insurance Group, Inc.	971,556
49,792	SiriusPoint Ltd. (a)	1,177,581
14,481	Stewart Information Services Corp.	978,771
		8,407,732
	Interactive Media & Services — 2.2%
6,878	Cargurus, Inc. (a)	249,259
15,240	People, Inc. (a)	633,527
38,989	Yelp, Inc. (a)	1,030,479
18,255	Ziff Davis, Inc. (a)	968,975
407,856	ZoomInfo Technologies, Inc. (a)	1,345,925
		4,228,165
	IT Services — 1.8%
135,031	DXC Technology Co. (a)	1,517,748
66,872	Everforth, Inc. (a)	1,901,840
		3,419,588
	Machinery — 2.8%
38,088	Aebi Schmidt Holding AG	490,954
4,277	Alamo Group, Inc.	680,385
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
24,384	Greenbrier (The) Cos., Inc.	$1,200,912
83,351	Hillman Solutions Corp. (a)	655,973
746	Kadant, Inc.	229,395
27,276	Kennametal, Inc.	926,566
1,894	Lindsay Corp.	209,893
20,344	Trinity Industries, Inc.	635,547
8,892	Worthington Enterprises, Inc.	499,819
		5,529,444
	Media — 0.3%
44,097	DoubleVerify Holdings, Inc. (a)	496,091
	Metals & Mining — 0.1%
1,421	Alpha Metallurgical Resources, Inc. (a)	194,904
	Mortgage REITs — 2.0%
134,018	Apollo Commercial Real Estate Finance, Inc.	887,199
220,483	Arbor Realty Trust, Inc. (b)	1,104,620
54,786	ARMOUR Residential REIT, Inc. (b)	902,325
28,201	Blackstone Mortgage Trust, Inc., Class A	410,042
70,701	Ladder Capital Corp.	675,902
		3,980,088
	Multi-Utilities — 0.6%
29,211	Avista Corp.	1,181,585
	Office REITs — 1.9%
81,018	Douglas Emmett, Inc.	957,633
38,348	Easterly Government Properties, Inc.	934,157
220,891	Empire State Realty Trust, Inc., Class A	1,117,709
23,325	Highwoods Properties, Inc.	772,757
		3,782,256
	Oil, Gas & Consumable Fuels — 6.3%
43,678	BKV Corp. (a)	1,068,364
97,354	Crescent Energy Co., Class A	1,116,650
34,359	Dorian LPG Ltd.	1,629,304
7,042	Gulfport Energy Corp. (a)	1,136,368
15,603	International Seaways, Inc.	1,500,696
26,337	Northern Oil & Gas, Inc.	557,028
21,310	Par Pacific Holdings, Inc. (a)	1,833,299
26,252	PBF Energy, Inc., Class A	1,897,495
15,581	REX American Resources Corp. (a)	670,606
54,491	Talos Energy, Inc. (a)	827,173
		12,236,983
Shares	Description	Value

	Paper & Forest Products — 0.6%
31,614	Sylvamo Corp.	$1,182,680
	Personal Care Products — 0.1%
2,097	Interparfums, Inc.	261,181
	Pharmaceuticals — 2.2%
59,218	Amphastar Pharmaceuticals, Inc. (a)	1,180,807
19,321	Harmony Biosciences Holdings, Inc. (a)	680,872
52,620	Innoviva, Inc. (a)	1,103,441
25,280	Prestige Consumer Healthcare, Inc. (a)	1,269,562
		4,234,682
	Professional Services — 3.0%
37,251	CBIZ, Inc. (a)	2,051,785
13,121	ICF International, Inc.	1,061,751
14,359	Korn Ferry	1,181,315
6,944	ManpowerGroup, Inc.	364,005
7,638	Robert Half, Inc.	288,716
28,986	TIC Solutions, Inc. (a)	211,888
9,659	TriNet Group, Inc.	635,852
		5,795,312
	Real Estate Management & Development — 0.7%
17,512	Cushman & Wakefield Ltd. (a)	235,011
37,757	Forestar Group, Inc. (a)	1,062,860
		1,297,871
	Residential REITs — 0.2%
28,640	Independence Realty Trust, Inc.	476,283
	Retail REITs — 0.3%
14,328	Getty Realty Corp.	489,158
	Semiconductors & Semiconductor Equipment — 0.7%
1,238	Axcelis Technologies, Inc. (a)	161,410
36,736	Photronics, Inc. (a)	1,112,734
		1,274,144
	Software — 1.6%
13,379	Dolby Laboratories, Inc., Class A	786,819
32,996	Five9, Inc. (a)	907,720
63,895	N-able, Inc. (a)	299,028
146,269	NCR Voyix Corp. (a)	1,209,645
		3,203,212
	Specialty Retail — 3.0%
25,356	Academy Sports & Outdoors, Inc.	1,203,142
7,682	Advance Auto Parts, Inc.	426,658
16,670	Buckle (The), Inc.	729,646
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
84,513	Sally Beauty Holdings, Inc. (a)	$1,265,160
11,090	Signet Jewelers Ltd.	1,030,261
2,765	Sonic Automotive, Inc., Class A	253,219
45,052	Upbound Group, Inc.	873,558
		5,781,644
	Technology Hardware, Storage & Peripherals — 0.1%
2,758	Diebold Nixdorf, Inc. (a)	202,961
	Textiles, Apparel & Luxury Goods — 2.5%
17,092	Carter’s, Inc.	659,239
7,732	Columbia Sportswear Co.	459,126
35,449	G-III Apparel Group Ltd.	1,290,698
2,814	Kontoor Brands, Inc.	235,644
9,444	Levi Strauss & Co., Class A	231,567
16,092	PVH Corp.	1,394,533
28,918	Wolverine World Wide, Inc.	569,106
		4,839,913
	Tobacco — 0.2%
9,163	Universal Corp.	482,798
	Trading Companies & Distributors — 1.0%
12,315	Boise Cascade Co.	940,620
7,008	Global Industrial Co.	250,466
5,813	McGrath RentCorp	669,367
		1,860,453
	Water Utilities — 0.6%
9,825	California Water Service Group	492,331
11,576	H2O America	709,956
		1,202,287
	Wireless Telecommunication Services — 0.6%
32,957	Array Digital Infrastructure, Inc.	1,148,222
	Total Common Stocks	194,145,727
	(Cost $173,014,773)
MONEY MARKET FUNDS — 0.2%
407,868	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	407,868
	(Cost $407,868)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$3,016,923	Daiwa Capital Markets America, Inc., 3.64% (c), dated 07/31/26, due 08/03/26, with a maturity value of $3,017,838. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 12/31/26 to 11/30/32. The value of the collateral including accrued interest is $3,077,262. (d)	$3,016,923
	(Cost $3,016,923)

	Total Investments — 101.5%	197,570,518
	(Cost $176,439,564)
	Net Other Assets and Liabilities — (1.5)%	(3,014,717)
	Net Assets — 100.0%	$194,555,801

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,976,935 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,016,923.

(c)	Rate shown reflects yield as of July 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$194,145,727	$194,145,727	$—	$—
Money Market Funds	407,868	407,868	—	—
Repurchase Agreements	3,016,923	—	3,016,923	—
Total Investments	$197,570,518	$194,553,595	$3,016,923	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2026

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,976,935
Non-cash Collateral(2)	(2,976,935)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,016,923
Non-cash Collateral(4)	(3,016,923)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
July 31, 2026

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 2.0%
109,964	Astronics Corp. (a)	$7,641,398
61,505	Cadre Holdings, Inc.	1,896,199
48,242	Ducommun, Inc. (a)	8,636,283
245,926	Intuitive Machines, Inc. (a)	3,034,727
335,616	Red Cat Holdings, Inc. (a) (b)	2,527,189
110,831	Voyager Technologies, Inc., Class A (a)	2,718,684
		26,454,480
	Automobile Components — 1.6%
131,359	Dana, Inc.	3,537,498
38,552	Dorman Products, Inc. (a)	5,133,584
246,639	Garrett Motion, Inc.	7,682,805
106,060	XPEL, Inc. (a) (c)	4,705,882
		21,059,769
	Automobiles — 0.1%
262,093	Lucid Group, Inc. (a) (b)	1,934,246
	Banks — 2.1%
83,982	Bancorp (The), Inc. (a)	5,632,673
24,093	Bank First Corp.	3,679,965
26,949	City Holding Co.	3,910,569
129,400	Dime Commercial Bancshares, Inc.	5,274,344
110,286	Mechanics Bancorp, Class A	1,851,702
21,612	Nicolet Bankshares, Inc.	3,693,923
107,497	Seacoast Banking Corp. of Florida	3,734,446
		27,777,622
	Beverages — 0.5%
108,088	Vita Coco (The) Co., Inc. (a)	7,127,323
	Biotechnology — 11.8%
141,754	Agios Pharmaceuticals, Inc. (a)	4,255,455
132,387	AnaptysBio, Inc. (a)	7,064,170
289,844	Arcus Biosciences, Inc. (a)	8,170,702
200,627	Arcutis Biotherapeutics, Inc. (a)	5,388,841
700,847	Ardelyx, Inc. (a)	3,469,193
208,292	Beam Therapeutics, Inc. (a)	5,315,612
526,031	BioCryst Pharmaceuticals, Inc. (a)	4,723,758
47,117	Celldex Therapeutics, Inc. (a)	1,793,273
53,963	Dianthus Therapeutics, Inc. (a)	5,769,724
25,681	GRAIL, Inc. (a)	1,760,689
141,142	Ideaya Biosciences, Inc. (a)	5,010,541
75,443	Inhibrx Biosciences, Inc. (a)	6,190,098
422,500	Intellia Therapeutics, Inc. (a)	4,512,300
1,234,808	MannKind Corp. (a)	4,828,099
217,371	Monte Rosa Therapeutics, Inc. (a)	3,590,969
216,826	Nurix Therapeutics, Inc. (a)	5,032,532
Shares	Description	Value

	Biotechnology (Continued)
1,567,678	Precigen, Inc. (a)	$9,829,341
477,598	Relay Therapeutics, Inc. (a)	8,993,170
97,582	Sarepta Therapeutics, Inc. (a)	1,450,069
53,584	Stoke Therapeutics, Inc. (a)	1,546,434
240,634	Syndax Pharmaceuticals, Inc. (a)	4,584,078
228,675	Tango Therapeutics, Inc. (a)	6,215,387
772,440	Taysha Gene Therapies, Inc. (a)	4,526,498
157,287	Travere Therapeutics, Inc. (a)	8,790,771
86,849	Twist Bioscience Corp. (a)	7,951,026
157,534	Ultragenyx Pharmaceutical, Inc. (a)	3,924,172
155,202	uniQure N.V. (a)	6,771,463
121,722	Veracyte, Inc. (a)	5,638,163
118,233	Vericel Corp. (a)	5,433,989
95,451	Viridian Therapeutics, Inc. (a)	1,805,933
67,081	Zymeworks, Inc. (a)	1,471,757
		155,808,207
	Building Products — 0.9%
46,110	AZZ, Inc.	6,673,039
53,938	Griffon Corp.	4,647,838
		11,320,877
	Capital Markets — 2.1%
124,937	Acadian Asset Management, Inc.	10,805,801
50,784	Artisan Partners Asset Management, Inc., Class A	1,992,764
492,082	BGC Group, Inc., Class A	5,668,784
46,951	Cohen & Steers, Inc.	3,862,659
310,518	WisdomTree, Inc.	6,014,734
		28,344,742
	Chemicals — 1.8%
12,334	Hawkins, Inc.	1,579,122
70,449	Ingevity Corp. (a)	5,150,526
200,519	Perimeter Solutions, Inc. (a)	6,137,887
440,723	PureCycle Technologies, Inc. (a) (b)	2,807,405
52,473	Scotts Miracle-Gro (The) Co.	3,446,427
42,661	Sensient Technologies Corp.	5,275,886
		24,397,253
	Commercial Services & Supplies — 4.0%
731,617	ACV Auctions, Inc., Class A (a)	5,479,811
57,452	Brady Corp., Class A	5,416,000
87,864	Cimpress PLC (a)	8,672,177
363,841	Healthcare Services Group, Inc. (a)	8,477,495
199,452	Interface, Inc.	6,833,226
216,683	OPENLANE, Inc. (a)	8,615,316
510,030	Pitney Bowes, Inc.	8,940,826
		52,434,851
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment — 1.3%
60,305	Applied Optoelectronics, Inc. (a)	$5,687,968
46,989	Calix, Inc. (a)	1,686,905
119,228	Digi International, Inc. (a)	8,312,576
137,197	Vistance Networks, Inc.	1,610,693
		17,298,142
	Construction & Engineering — 0.8%
173,951	Centuri Holdings, Inc. (a)	4,842,796
17,856	MYR Group, Inc. (a)	5,949,976
		10,792,772
	Consumer Finance — 2.2%
23,990	Dave, Inc. (a)	8,940,833
95,792	Encore Capital Group, Inc. (a)	9,012,111
258,481	EZCORP, Inc., Class A (a)	7,694,980
148,473	Upstart Holdings, Inc. (a)	4,074,099
		29,722,023
	Consumer Staples Distribution & Retail — 0.8%
92,984	Chefs’ Warehouse (The), Inc. (a)	10,725,704
	Containers & Packaging — 0.4%
116,821	TriMas Corp.	4,664,663
	Distributors — 0.6%
166,458	GigaCloud Technology, Inc., Class A (a)	7,280,873
	Diversified Consumer Services — 1.5%
28,679	Covista, Inc. (a)	3,580,573
3,130	Graham Holdings Co., Class B	3,767,080
253,136	OneSpaWorld Holdings Ltd.	6,520,784
167,148	Universal Technical Institute, Inc. (a)	6,570,588
		20,439,025
	Electrical Equipment — 2.2%
126,720	American Superconductor Corp. (a)	3,721,766
515,774	Amprius Technologies, Inc. (a)	4,951,430
482,362	Array Technologies, Inc. (a) (b)	2,517,930
288,863	Enovix Corp. (a) (b)	1,181,450
359,596	Fluence Energy, Inc. (a)	5,009,172
1,318,924	Plug Power, Inc. (a)	2,716,984
45,084	Power Solutions International, Inc. (a)	1,244,769
902,610	Shoals Technologies Group, Inc., Class A (a)	7,888,811
		29,232,312
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 2.3%
130,072	Arlo Technologies, Inc. (a)	$1,914,660
26,827	Bel Fuse, Inc., Class B	7,296,139
172,342	Knowles Corp. (a)	6,305,994
128,357	nLight, Inc. (a)	8,830,962
142,927	Ouster, Inc. (a)	5,575,582
		29,923,337
	Energy Equipment & Services — 1.8%
288,256	Innovex International, Inc. (a)	8,094,228
95,155	Kodiak Gas Services, Inc.	5,586,550
111,058	Solaris Energy Infrastructure, Inc.	5,709,492
630,940	TETRA Technologies, Inc. (a)	4,858,238
		24,248,508
	Entertainment — 1.8%
101,362	Atlanta Braves Holdings, Inc., Class C (a)	5,152,231
165,777	Cinemark Holdings, Inc.	6,065,780
65,036	Madison Square Garden Entertainment Corp. (a)	5,024,681
51,649	Sphere Entertainment Co. (a)	7,398,719
		23,641,411
	Financial Services — 3.1%
35,876	Federal Agricultural Mortgage Corp., Class C	8,165,378
508,586	Flywire Corp. (a)	8,142,462
147,937	Paymentus Holdings, Inc., Class A (a)	5,044,652
398,738	Remitly Global, Inc. (a)	9,079,264
41,654	Sezzle, Inc. (a)	6,445,956
73,492	Shift4 Payments, Inc., Class A (a) (b)	3,895,076
		40,772,788
	Food Products — 0.4%
29,658	Freshpet, Inc. (a)	1,765,837
44,337	Tootsie Roll Industries, Inc.	1,730,030
150,767	Vital Farms, Inc. (a)	1,919,264
		5,415,131
	Gas Utilities — 0.1%
14,313	Chesapeake Utilities Corp.	1,900,480
	Ground Transportation — 0.3%
24,172	Avis Budget Group, Inc. (a)	3,322,200
	Health Care Equipment & Supplies — 3.3%
202,710	Alphatec Holdings, Inc. (a)	1,929,799
62,667	AtriCure, Inc. (a)	2,366,306
154,765	Axogen, Inc. (a)	6,532,631
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
84,709	Enovis Corp. (a)	$2,469,267
83,313	Establishment Labs Holdings, Inc. (a)	7,709,785
47,662	Haemonetics Corp. (a)	4,077,008
37,407	iRadimed Corp.	3,398,800
206,770	Kestra Medical Technologies Ltd. (a)	4,720,559
18,273	LeMaitre Vascular, Inc.	1,851,420
235,929	Novocure Ltd. (a)	3,501,186
19,841	UFP Technologies, Inc. (a)	5,055,090
		43,611,851
	Health Care Providers & Services — 5.6%
834,150	Aveanna Healthcare Holdings, Inc. (a)	7,832,668
444,284	Brookdale Senior Living, Inc. (a)	6,486,546
28,049	CorVel Corp. (a)	1,684,623
25,549	GeneDx Holdings Corp. (a)	1,663,495
170,739	Guardian Pharmacy Services, Inc., Class A (a)	6,749,313
107,663	Hinge Health, Inc., Class A (a)	8,043,503
834,332	LifeStance Health Group, Inc. (a)	8,743,799
42,284	National HealthCare Corp.	9,557,453
612,452	NeoGenomics, Inc. (a)	9,364,391
277,833	Privia Health Group, Inc. (a)	6,576,307
247,958	Progyny, Inc. (a)	7,718,933
		74,421,031
	Health Care REITs — 0.8%
960,840	Diversified Healthcare Trust	8,551,476
22,991	National Health Investors, Inc.	1,762,260
		10,313,736
	Hotels, Restaurants & Leisure — 2.7%
2,496	Biglari Holdings, Inc., Class A (a)	4,953,412
89,874	Cheesecake Factory (The), Inc.	9,115,021
54,323	Monarch Casino & Resort, Inc.	6,668,148
97,209	Papa John’s International, Inc.	2,906,549
54,933	Red Rock Resorts, Inc., Class A	3,539,883
240,372	Rush Street Interactive, Inc. (a)	6,468,411
31,295	Shake Shack, Inc., Class A (a)	1,963,761
		35,615,185
	Household Products — 0.3%
14,673	WD-40 Co.	3,332,825
	Industrial REITs — 0.2%
32,545	LXP Industrial Trust	1,969,949
Shares	Description	Value

	Insurance — 3.2%
65,971	Baldwin Insurance Group (The), Inc. (a)	$1,830,036
36,151	Goosehead Insurance, Inc., Class A (a)	2,241,362
147,105	Hagerty, Inc., Class A (a)	1,696,121
20,388	HCI Group, Inc.	3,568,104
101,850	Horace Mann Educators Corp.	5,307,403
313,316	Oscar Health, Inc., Class A (a)	9,781,725
28,282	Palomar Holdings, Inc. (a)	3,783,849
122,507	Skyward Specialty Insurance Group, Inc. (a)	7,344,295
271,572	Slide Insurance Holdings, Inc. (a)	5,423,293
70,782	Trupanion, Inc. (a)	1,733,451
		42,709,639
	Interactive Media & Services — 0.3%
248,727	Grindr, Inc. (a)	4,312,926
	IT Services — 0.5%
286,512	Fastly, Inc., Class A (a)	6,492,362
	Leisure Products — 1.9%
380,447	Callaway Golf Co. (a)	7,023,052
604,788	Peloton Interactive, Inc., Class A (a)	3,864,595
104,445	Polaris, Inc.	7,006,171
144,245	YETI Holdings, Inc. (a)	7,059,350
		24,953,168
	Life Sciences Tools & Services — 1.2%
186,451	10X Genomics, Inc., Class A (a)	8,813,539
333,261	Adaptive Biotechnologies Corp. (a)	7,521,700
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f)	0
		16,335,239
	Machinery — 3.1%
116,828	Astec Industries, Inc.	5,918,506
113,162	Blue Bird Corp. (a)	8,418,121
98,482	CECO Environmental Corp. (a)	6,488,979
48,893	Enerpac Tool Group Corp.	1,747,436
77,916	Gorman-Rupp (The) Co.	6,326,000
87,698	Proto Labs, Inc. (a)	6,581,735
19,992	Standex International Corp.	5,927,628
		41,408,405
	Media — 1.5%
147,366	John Wiley & Sons, Inc., Class A	7,692,505
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Media (Continued)
188,312	Magnite, Inc. (a)	$3,634,422
962,122	Stagwell, Inc. (a)	8,129,931
		19,456,858
	Metals & Mining — 0.6%
45,679	Kaiser Aluminum Corp.	7,294,023
	Mortgage REITs — 0.4%
133,752	Dynex Capital, Inc.	1,699,988
128,838	Ellington Financial, Inc.	1,710,968
251,567	Orchid Island Capital, Inc. (b)	1,632,670
		5,043,626
	Office REITs — 0.3%
69,048	SL Green Realty Corp.	3,654,711
	Oil, Gas & Consumable Fuels — 0.8%
198,463	Calumet, Inc. (a)	8,770,080
36,278	Kinetik Holdings, Inc.	1,834,578
		10,604,658
	Passenger Airlines — 0.4%
52,950	SkyWest, Inc. (a)	5,664,061
	Personal Care Products — 0.4%
135,510	BellRing Brands, Inc. (a)	1,678,969
271,812	Herbalife Ltd. (a)	3,375,905
		5,054,874
	Pharmaceuticals — 5.3%
186,929	Alumis, Inc. (a)	5,280,744
199,008	Amylyx Pharmaceuticals, Inc. (a)	4,041,853
63,547	ANI Pharmaceuticals, Inc. (a)	5,035,464
1,356,475	AtaiBeckley, Inc. (a)	9,739,491
145,318	Collegium Pharmaceutical, Inc. (a)	5,142,804
84,154	Harrow, Inc. (a) (b)	3,262,651
28,273	Ligand Pharmaceuticals, Inc. (a)	8,129,618
112,082	Liquidia Corp. (a)	9,427,217
926,110	Nuvation Bio, Inc. (a)	5,862,276
76,856	Supernus Pharmaceuticals, Inc. (a)	3,430,083
56,794	Tarsus Pharmaceuticals, Inc. (a)	3,353,118
902,610	Xeris Biopharma Holdings, Inc. (a)	7,293,089
		69,998,408
	Professional Services — 2.3%
12,319	CRA International, Inc.	2,205,471
495,057	First Advantage Corp. (a)	9,821,931
19,444	Huron Consulting Group, Inc. (a)	2,951,016
118,226	Innodata, Inc. (a)	7,428,140
Shares	Description	Value

	Professional Services (Continued)
583,089	Legalzoom.com, Inc. (a)	$4,588,910
45,193	Willdan Group, Inc. (a)	3,097,076
		30,092,544
	Real Estate Management & Development — 0.7%
348,132	Newmark Group, Inc., Class A	5,220,239
57,071	St. Joe (The) Co.	3,552,099
		8,772,338
	Residential REITs — 0.1%
115,809	UMH Properties, Inc.	1,749,874
	Retail REITs — 2.3%
83,856	Acadia Realty Trust	1,884,244
12,968	Alexander’s, Inc. (b)	3,306,840
134,654	CBL & Associates Properties, Inc.	7,905,536
173,037	Curbline Properties Corp.	5,301,854
100,972	InvenTrust Properties Corp.	3,575,419
82,982	NETSTREIT Corp.	1,779,964
90,556	Tanger, Inc.	3,682,007
156,226	Urban Edge Properties	3,540,081
		30,975,945
	Semiconductors & Semiconductor Equipment — 2.4%
70,424	ACM Research, Inc., Class A (a)	5,526,171
83,322	Ambarella, Inc. (a)	7,165,692
69,794	MaxLinear, Inc. (a)	4,663,635
398,920	Navitas Semiconductor Corp. (a)	4,332,271
126,228	PDF Solutions, Inc. (a)	5,817,849
942,593	T1 Energy, Inc. (a)	3,930,613
		31,436,231
	Software — 7.2%
191,344	A10 Networks, Inc.	5,658,042
271,359	Adeia, Inc.	7,231,717
34,198	Agilysys, Inc. (a)	3,596,262
37,526	Alarm.com Holdings, Inc. (a)	2,054,549
197,264	Alkami Technology, Inc. (a)	3,584,287
76,563	Appian Corp., Class A (a)	2,064,139
250,487	Asana, Inc., Class A (a)	2,084,052
156,411	AvePoint, Inc. (a)	2,038,035
134,678	Box, Inc., Class A (a)	4,249,091
80,848	Braze, Inc., Class A (a)	2,014,732
614,141	Cleanspark, Inc. (a)	8,450,580
94,385	Clear Secure, Inc., Class A	5,213,828
37,108	Commvault Systems, Inc. (a)	4,371,322
353,195	Freshworks, Inc., Class A (a)	4,010,529
378,707	MARA Holdings, Inc. (a)	4,286,963
107,244	nCino, Inc. (a)	1,979,724
106,437	Progress Software Corp. (a)	4,320,278
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
183,386	RingCentral, Inc., Class A	$10,199,929
30,677	SPS Commerce, Inc. (a)	2,251,385
193,831	Tenable Holdings, Inc. (a)	6,326,644
151,816	Teradata Corp. (a)	4,704,778
125,362	Varonis Systems, Inc. (a)	5,008,212
		95,699,078
	Specialized REITs — 0.7%
160,570	Outfront Media, Inc.	5,117,366
109,975	Smartstop Self Storage REIT, Inc.	3,688,561
		8,805,927
	Specialty Retail — 1.4%
305,824	American Eagle Outfitters, Inc.	5,254,056
92,243	National Vision Holdings, Inc. (a)	2,033,036
446,171	RealReal (The), Inc. (a)	5,394,207
235,624	Warby Parker, Inc., Class A (a)	6,288,805
		18,970,104
	Technology Hardware, Storage & Peripherals — 0.2%
368,479	Quantum Computing, Inc. (a) (b)	2,984,680
	Textiles, Apparel & Luxury Goods — 0.3%
349,397	Figs, Inc., Class A (a)	3,738,548
	Tobacco — 0.1%
20,680	Turning Point Brands, Inc.	1,542,935
	Trading Companies & Distributors — 2.7%
756,628	Custom Truck One Source, Inc. (a)	7,679,774
52,949	DXP Enterprises, Inc. (a)	8,314,052
224,651	NPK International, Inc. (a)	2,805,891
117,159	Willis Lease Finance Corp.	8,356,952
92,577	Xometry, Inc., Class A (a)	7,935,700
		35,092,369
	Water Utilities — 0.3%
43,257	American States Water Co.	3,704,529
	Total Common Stocks	1,321,851,376
	(Cost $1,127,100,177)
MONEY MARKET FUNDS — 0.1%
646,916	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (g)	646,916
	(Cost $646,916)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$13,476,419	JPMorgan Chase & Co., 3.64% (g), dated 07/31/26, due 08/03/26, with a maturity value of $13,480,507. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 4.13%, due 11/15/32 to 11/30/32. The value of the collateral including accrued interest is $13,745,948. (h)	$13,476,419
	(Cost $13,476,419)

	Total Investments — 101.1%	1,335,974,711
	(Cost $1,141,223,512)
	Net Other Assets and Liabilities — (1.1)%	(13,980,850)
	Net Assets — 100.0%	$1,321,993,861

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $13,007,363 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $13,476,419.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(e)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At July 31, 2026,
securities noted as such are valued at $0 or 0.0% of net
assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of July 31, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$16,335,239	$16,335,239	$—	$— **
Other Industry Categories*	1,305,516,137	1,305,516,137	—	—
Money Market Funds	646,916	646,916	—	—
Repurchase Agreements	13,476,419	—	13,476,419	—
Total Investments	$1,335,974,711	$1,322,498,292	$13,476,419	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$13,007,363
Non-cash Collateral(2)	(13,007,363)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$13,476,419
Non-cash Collateral(4)	(13,476,419)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities
July 31, 2026

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
ASSETS:
Investments, at value	$1,568,714,916	$1,383,793,548	$1,388,245,840
Receivables:
Dividends	1,062,702	436,899	493,985
Securities lending income	2,012	15,606	19,799
Capital shares sold	—	—	7,096,042
Prepaid expenses	6,648	6,384	6,063
Total Assets	1,569,786,278	1,384,252,437	1,395,861,729

LIABILITIES:
Payables:
Collateral for securities on loan	2,969,200	8,990,221	11,339,944
Investment advisory fees	675,103	590,149	581,203
Shareholder reporting fees	29,159	36,290	31,173
Audit and tax fees	24,033	24,032	24,061
Trustees’ fees	817	823	825
Investment securities purchased	—	—	7,086,914
Other liabilities	138,991	123,988	123,220
Total Liabilities	3,837,303	9,765,503	19,187,340
NET ASSETS	$1,565,948,975	$1,374,486,934	$1,376,674,389

NET ASSETS consist of:
Paid-in capital	$1,668,325,067	$1,662,134,262	$1,633,762,379
Par value	115,000	96,000	97,000
Accumulated distributable earnings (loss)	(102,491,092)	(287,743,328)	(257,184,990)
NET ASSETS	$1,565,948,975	$1,374,486,934	$1,376,674,389
NET ASSET VALUE, per share	$136.17	$143.18	$141.93
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	11,500,002	9,600,002	9,700,002
Investments, at cost	$1,346,691,547	$1,229,508,895	$1,179,597,573
Securities on loan, at value	$2,921,811	$8,598,126	$11,037,241
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$1,397,328,462	$1,323,334,257	$169,462,067	$581,013,379	$230,423,039	$584,529,411

1,454,006	223,519	121,610	81,518	100,211	55,273
—	4,369	1,421	8,689	3,223	7,016
—	—	—	—	—	—
6,365	6,386	4,998	5,217	—	—
1,398,788,833	1,323,568,531	169,590,096	581,108,803	230,526,473	584,591,700

22	4,147,830	1,005,069	3,311,703	2,324,613	6,653,136
579,466	573,147	64,167	242,514	133,679	351,232
38,710	29,203	7,149	17,878	—	—
24,033	24,033	24,061	24,033	—	—
825	821	856	844	—	—
—	—	—	—	—	—
123,595	119,992	23,661	66,038	—	—
766,651	4,895,026	1,124,963	3,663,010	2,458,292	7,004,368
$1,398,022,182	$1,318,673,505	$168,465,133	$577,445,793	$228,068,181	$577,587,332

$1,582,854,554	$1,431,811,578	$195,163,022	$590,359,879	$261,464,817	$719,686,133
138,500	75,000	16,000	31,500	36,000	56,500
(184,970,872)	(113,213,073)	(26,713,889)	(12,945,586)	(33,432,636)	(142,155,301)
$1,398,022,182	$1,318,673,505	$168,465,133	$577,445,793	$228,068,181	$577,587,332
$100.94	$175.82	$105.29	$183.32	$63.35	$102.23
13,850,002	7,500,002	1,600,002	3,150,002	3,600,002	5,650,002
$1,262,291,328	$1,117,020,928	$155,063,858	$495,689,656	$208,625,826	$515,403,508
$—	$4,075,164	$981,396	$3,140,689	$2,246,396	$6,315,583
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities (Continued)
July 31, 2026

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
ASSETS:
Investments, at value	$197,570,518	$1,335,974,711
Receivables:
Dividends	108,541	190,424
Securities lending income	4,834	64,594
Capital shares sold	—	23,712,010
Prepaid expenses	—	—
Total Assets	197,683,893	1,359,941,739

LIABILITIES:
Payables:
Collateral for securities on loan	3,016,923	13,476,419
Investment advisory fees	111,169	761,146
Shareholder reporting fees	—	—
Audit and tax fees	—	—
Trustees’ fees	—	—
Investment securities purchased	—	23,710,313
Other liabilities	—	—
Total Liabilities	3,128,092	37,947,878
NET ASSETS	$194,555,801	$1,321,993,861

NET ASSETS consist of:
Paid-in capital	$236,581,026	$1,423,555,457
Par value	27,000	111,500
Accumulated distributable earnings (loss)	(42,052,225)	(101,673,096)
NET ASSETS	$194,555,801	$1,321,993,861
NET ASSET VALUE, per share	$72.06	$118.56
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,700,002	11,150,002
Investments, at cost	$176,439,564	$1,141,223,512
Securities on loan, at value	$2,976,935	$13,007,363
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations
For the Year Ended July 31, 2026

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
INVESTMENT INCOME:
Dividends	$24,207,953	$19,828,969	$19,263,649
Securities lending income (net of fees)	16,319	246,361	209,286
Foreign withholding tax	(6,808)	(8,668)	(18,767)
Total investment income	24,217,464	20,066,662	19,454,168

EXPENSES:
Investment advisory fees	7,167,515	6,226,984	5,256,295
Accounting and administration fees	620,361	550,772	475,980
Shareholder reporting fees	60,905	70,637	61,648
Transfer agent fees	60,838	56,135	50,125
Custodian fees	35,595	36,910	44,187
Audit and tax fees	29,061	29,631	29,341
Legal fees	27,011	22,648	18,780
Trustees’ fees and expenses	11,128	10,974	10,778
Listing fees	8,630	8,630	7,630
Licensing fees	(3,733)	(2,199)	425
Other expenses	113,693	99,849	73,980
Total expenses	8,131,004	7,110,971	6,029,169
NET INVESTMENT INCOME (LOSS)	16,086,460	12,955,691	13,424,999

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	29,457,994	(69,186,642)	(50,047,769)
In-kind redemptions	211,907,708	294,479,778	285,158,152
Net realized gain (loss)	241,365,702	225,293,136	235,110,383
Net change in unrealized appreciation (depreciation) on investments	35,574,558	21,019,761	139,730,349
NET REALIZED AND UNREALIZED GAIN (LOSS)	276,940,260	246,312,897	374,840,732
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$293,026,720	$259,268,588	$388,265,731

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$31,185,214	$8,957,774	$3,299,171	$2,864,938	$5,033,581	$2,985,453
2,826	23,441	9,581	121,979	17,840	329,040
(5,841)	—	(1,844)	—	(2,138)	—
31,182,199	8,981,215	3,306,908	2,986,917	5,049,283	3,314,493

6,147,891	6,343,316	649,600	2,079,056	1,450,052 (a)	3,450,038 (a)
543,308	558,032	67,897	197,128	—	—
76,986	61,571	25,504	44,406	—	—
55,739	56,717	6,496	20,784	—	—
39,128	31,008	29,843	36,048	—	—
29,142	29,168	29,151	29,562	—	—
22,805	24,088	2,531	8,087	—	—
10,965	11,031	10,210	10,389	—	—
8,630	8,630	10,630	10,630	—	—
(2,010)	(2,658)	6,494	5,029	—	—
97,095	100,409	11,008	25,891	14,982	27,427
7,029,679	7,221,312	849,364	2,467,010	1,465,034	3,477,465
24,152,520	1,759,903	2,457,544	519,907	3,584,249	(162,972)

(10,199,803)	7,135,050	1,615,804	(15,397,754)	13,616,065	(33,430,399)
216,957,894	206,120,274	18,579,745	67,911,090	11,250,685	128,290,893
206,758,091	213,255,324	20,195,549	52,513,336	24,866,750	94,860,494
92,383,015	(67,264,900)	12,020,227	23,481,589	13,355,250	(3,641,663)
299,141,106	145,990,424	32,215,776	75,994,925	38,222,000	91,218,831
$323,293,626	$147,750,327	$34,673,320	$76,514,832	$41,806,249	$91,055,859
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations (Continued)
For the Year Ended July 31, 2026

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
INVESTMENT INCOME:
Dividends	$4,259,336	$6,886,749
Securities lending income (net of fees)	29,636	299,631
Foreign withholding tax	(3,998)	—
Total investment income	4,284,974	7,186,380

EXPENSES:
Investment advisory fees	1,089,872 (a)	5,962,456 (a)
Accounting and administration fees	—	—
Shareholder reporting fees	—	—
Transfer agent fees	—	—
Custodian fees	—	—
Audit and tax fees	—	—
Legal fees	—	—
Trustees’ fees and expenses	—	—
Listing fees	—	—
Licensing fees	—	—
Other expenses	9,446	34,051
Total expenses	1,099,318	5,996,507
NET INVESTMENT INCOME (LOSS)	3,185,656	1,189,873

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,420,415	(77,349,644)
In-kind redemptions	21,744,392	268,177,227
Net realized gain (loss)	27,164,807	190,827,583
Net change in unrealized appreciation (depreciation) on investments	25,857,867	118,349,268
NET REALIZED AND UNREALIZED GAIN (LOSS)	53,022,674	309,176,851
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,208,330	$310,366,724

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets

	First Trust Large Cap Core AlphaDEX® Fund (FEX)		First Trust Mid Cap Core AlphaDEX® Fund (FNX)
	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$16,086,460	$15,873,175	$12,955,691	$12,567,601
Net realized gain (loss)	241,365,702	152,524,210	225,293,136	90,214,789
Net change in unrealized appreciation (depreciation)	35,574,558	(14,091,202)	21,019,761	(83,845,314)
Net increase (decrease) in net assets resulting from operations	293,026,720	154,306,183	259,268,588	18,937,076

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(15,002,658)	(16,301,838)	(11,024,952)	(15,346,668)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	595,582,385	767,749,899	874,567,952	530,379,727
Cost of shares redeemed	(627,713,020)	(827,740,268)	(879,303,415)	(628,108,171)
Net increase (decrease) in net assets resulting from shareholder transactions	(32,130,635)	(59,990,369)	(4,735,463)	(97,728,444)
Total increase (decrease) in net assets	245,893,427	78,013,976	243,508,173	(94,138,036)

NET ASSETS:
Beginning of period	1,320,055,548	1,242,041,572	1,130,978,761	1,225,116,797
End of period	$1,565,948,975	$1,320,055,548	$1,374,486,934	$1,130,978,761

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	11,800,002	12,400,002	9,650,002	10,550,002
Shares sold	4,700,000	7,200,000	6,600,000	4,550,000
Shares redeemed	(5,000,000)	(7,800,000)	(6,650,000)	(5,450,000)
Shares outstanding, end of period	11,500,002	11,800,002	9,600,002	9,650,002
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)		First Trust Large Cap Value AlphaDEX® Fund (FTA)		First Trust Large Cap Growth AlphaDEX® Fund (FTC)		First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025

$13,424,999	$9,035,100	$24,152,520	$23,462,442	$1,759,903	$4,336,517	$2,457,544	$2,307,128
235,110,383	71,952,861	206,758,091	100,260,579	213,255,324	203,665,541	20,195,549	8,037,137
139,730,349	(96,451,555)	92,383,015	(85,457,707)	(67,264,900)	55,833,620	12,020,227	(12,963,422)
388,265,731	(15,463,594)	323,293,626	38,265,314	147,750,327	263,835,678	34,673,320	(2,619,157)

(11,164,568)	(11,286,807)	(22,340,923)	(24,265,323)	(2,058,465)	(4,306,746)	(2,201,679)	(2,422,588)

928,221,694	381,714,019	796,317,807	598,640,975	592,977,086	915,278,184	89,404,428	—
(746,291,388)	(468,797,883)	(797,546,617)	(737,407,830)	(644,658,018)	(1,054,168,670)	(72,746,607)	(24,613,912)
181,930,306	(87,083,864)	(1,228,810)	(138,766,855)	(51,680,932)	(138,890,486)	16,657,821	(24,613,912)
559,031,469	(113,834,265)	299,723,893	(124,766,864)	94,010,930	120,638,446	49,129,462	(29,655,657)

817,642,920	931,477,185	1,098,298,289	1,223,065,153	1,224,662,575	1,104,024,129	119,335,671	148,991,328
$1,376,674,389	$817,642,920	$1,398,022,182	$1,098,298,289	$1,318,673,505	$1,224,662,575	$168,465,133	$119,335,671

8,300,002	9,300,002	13,900,002	15,750,002	7,850,002	8,950,002	1,450,002	1,750,002
7,500,000	3,850,000	8,650,000	7,600,000	3,500,000	6,550,000	900,000	—
(6,100,000)	(4,850,000)	(8,700,000)	(9,450,000)	(3,850,000)	(7,650,000)	(750,000)	(300,000)
9,700,002	8,300,002	13,850,002	13,900,002	7,500,002	7,850,002	1,600,002	1,450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets (Continued)

	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)		First Trust Mid Cap Value AlphaDEX® Fund (FNK)
	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$519,907	$691,210	$3,584,249	$3,491,900
Net realized gain (loss)	52,513,336	28,329,677	24,866,750	5,522,556
Net change in unrealized appreciation (depreciation)	23,481,589	17,296,739	13,355,250	(19,047,560)
Net increase (decrease) in net assets resulting from operations	76,514,832	46,317,626	41,806,249	(10,033,104)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(445,690)	(1,232,356)	(3,256,922)	(3,666,512)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	382,705,252	185,144,667	42,694,971	47,759,607
Cost of shares redeemed	(181,906,583)	(139,096,852)	(44,920,911)	(70,604,962)
Net increase (decrease) in net assets resulting from shareholder transactions	200,798,669	46,047,815	(2,225,940)	(22,845,355)
Total increase (decrease) in net assets	276,867,811	91,133,085	36,323,387	(36,544,971)

NET ASSETS:
Beginning of period	300,577,982	209,444,897	191,744,794	228,289,765
End of period	$577,445,793	$300,577,982	$228,068,181	$191,744,794

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,000,002	1,650,002	3,650,002	4,100,002
Shares sold	2,200,000	1,350,000	700,000	900,000
Shares redeemed	(1,050,000)	(1,000,000)	(750,000)	(1,350,000)
Shares outstanding, end of period	3,150,002	2,000,002	3,600,002	3,650,002
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)		First Trust Small Cap Value AlphaDEX® Fund (FYT)		First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025

$(162,972)	$372,659	$3,185,656	$2,270,557	$1,189,873	$1,102,417
94,860,494	20,167,786	27,164,807	(460,688)	190,827,583	15,752,611
(3,641,663)	10,196,680	25,857,867	(24,519,148)	118,349,268	19,591,242
91,055,859	30,737,125	56,208,330	(22,709,279)	310,366,724	36,446,270

—	(2,174,241)	(2,600,027)	(2,338,836)	(1,819,580)	(2,409,706)

449,555,456	194,501,268	100,734,667	13,825,966	1,243,824,117	334,864,071
(363,310,351)	(171,405,594)	(85,900,801)	(49,830,565)	(689,630,567)	(205,093,475)
86,245,105	23,095,674	14,833,866	(36,004,599)	554,193,550	129,770,596
177,300,964	51,658,558	68,442,169	(61,052,714)	862,740,694	163,807,160

400,286,368	348,627,810	126,113,632	187,166,346	459,253,167	295,446,007
$577,587,332	$400,286,368	$194,555,801	$126,113,632	$1,321,993,861	$459,253,167

4,750,002	4,550,002	2,450,002	3,200,002	5,750,002	4,150,002
4,750,000	2,400,000	1,600,000	250,000	12,100,000	4,400,000
(3,850,000)	(2,200,000)	(1,350,000)	(1,000,000)	(6,700,000)	(2,800,000)
5,650,002	4,750,002	2,700,002	2,450,002	11,150,002	5,750,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Large Cap Core AlphaDEX® Fund (FEX)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$111.87	$100.16	$87.55	$81.83	$86.85
Income from investment operations:
Net investment income (loss)	1.39 (a)	1.30 (a)	1.18 (a)	1.35 (a)	1.01
Net realized and unrealized gain (loss)	24.20	11.75	12.60	5.74	(5.08)
Total from investment operations	25.59	13.05	13.78	7.09	(4.07)
Distributions paid to shareholders from:
Net investment income	(1.29)	(1.34)	(1.17)	(1.37)	(0.95)
Net asset value, end of period	$136.17	$111.87	$100.16	$87.55	$81.83
Total return (b)	23.01%	13.12%	15.89%	8.86%	(4.73)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,565,949	$1,320,056	$1,242,042	$1,181,943	$1,104,730
Ratio of total expenses to average net assets	0.57%	0.57%	0.58%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	1.12%	1.24%	1.30%	1.67%	1.16%
Portfolio turnover rate (c)	92%	83%	88%	87%	87%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$117.20	$116.12	$101.01	$92.46	$99.26
Income from investment operations:
Net investment income (loss)	1.37 (a)	1.21 (a)	1.13 (a)	1.11 (a)	1.08
Net realized and unrealized gain (loss)	25.78	1.34	15.17	8.60	(6.74)
Total from investment operations	27.15	2.55	16.30	9.71	(5.66)
Distributions paid to shareholders from:
Net investment income	(1.17)	(1.47)	(1.19)	(1.16)	(1.14)
Net asset value, end of period	$143.18	$117.20	$116.12	$101.01	$92.46
Total return (b)	23.25%	2.23%	16.28%	10.70%	(5.74)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,374,487	$1,130,979	$1,225,117	$1,080,834	$975,495
Ratio of total expenses to average net assets	0.57% (c)	0.58%	0.58%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	1.04% (c)	1.05%	1.11%	1.22%	1.12%
Portfolio turnover rate (d)	100%	96%	103%	106%	95%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Core AlphaDEX® Fund (FYX)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$98.51	$100.16	$88.60	$84.49	$91.31
Income from investment operations:
Net investment income (loss)	1.55 (a)	0.99 (a)	1.11 (a)	0.95 (a)	1.05
Net realized and unrealized gain (loss)	43.15	(1.42)	11.57	4.13	(6.92)
Total from investment operations	44.70	(0.43)	12.68	5.08	(5.87)
Distributions paid to shareholders from:
Net investment income	(1.28)	(1.22)	(1.12)	(0.97)	(0.95)
Net asset value, end of period	$141.93	$98.51	$100.16	$88.60	$84.49
Total return (b)	45.58%	(0.44)%	14.47%	6.16%	(6.50)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,376,674	$817,643	$931,477	$872,703	$827,993
Ratio of total expenses to average net assets	0.57%	0.58% (c)	0.59%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	1.28%	1.02% (c)	1.27%	1.17%	1.18%
Portfolio turnover rate (d)	102%	102%	112%	109%	94%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Value AlphaDEX® Fund (FTA)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$79.01	$77.65	$70.36	$66.10	$65.80
Income from investment operations:
Net investment income (loss)	1.76 (a)	1.56 (a)	1.54 (a)	1.50 (a)	1.21
Net realized and unrealized gain (loss)	21.80	1.41	7.29	4.22	0.27 (b)
Total from investment operations	23.56	2.97	8.83	5.72	1.48
Distributions paid to shareholders from:
Net investment income	(1.63)	(1.61)	(1.54)	(1.46)	(1.18)
Net asset value, end of period	$100.94	$79.01	$77.65	$70.36	$66.10
Total return (c)	30.11%	3.88%	12.79%	8.90%	2.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,398,022	$1,098,298	$1,223,065	$1,252,398	$1,160,039
Ratio of total expenses to average net assets	0.57%	0.58%	0.58%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	1.96%	2.01%	2.19%	2.27%	1.79%
Portfolio turnover rate (d)	83%	75%	81%	80%	75%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$156.01	$123.35	$104.13	$96.84	$112.65
Income from investment operations:
Net investment income (loss)	0.23 (a)	0.53 (a)	0.37 (a)	0.93 (a)	0.37
Net realized and unrealized gain (loss)	19.85	32.66	19.25	7.36	(15.96)
Total from investment operations	20.08	33.19	19.62	8.29	(15.59)
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.53)	(0.40)	(1.00)	(0.22)
Net asset value, end of period	$175.82	$156.01	$123.35	$104.13	$96.84
Total return (b)	12.88%	26.96%	18.89%	8.71%	(13.84)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,318,674	$1,224,663	$1,104,024	$1,036,129	$929,704
Ratio of total expenses to average net assets	0.57%	0.58%	0.58%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	0.14%	0.39%	0.33%	0.98%	0.32%
Portfolio turnover rate (c)	113%	114%	116%	127%	121%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$82.30	$85.14	$75.69	$70.76	$71.04
Income from investment operations:
Net investment income (loss)	1.76 (a)	1.47 (a)	1.52 (a)	1.38 (a)	1.20
Net realized and unrealized gain (loss)	22.83	(2.78)	9.47	4.94	(0.35)
Total from investment operations	24.59	(1.31)	10.99	6.32	0.85
Distributions paid to shareholders from:
Net investment income	(1.60)	(1.53)	(1.54)	(1.39)	(1.13)
Net asset value, end of period	$105.29	$82.30	$85.14	$75.69	$70.76
Total return (b)	30.17%	(1.53)%	14.76%	9.19%	1.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$168,465	$119,336	$148,991	$174,084	$176,894
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.64%	0.64%	0.66%
Ratio of net investment income (loss) to average net assets	1.89% (c)	1.79%	2.01%	1.96%	1.64%
Portfolio turnover rate (d)	85%	86%	87%	85%	76%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$150.29	$126.94	$109.30	$101.49	$119.58
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.40 (a)	0.31 (a)	0.72 (a)	0.46
Net realized and unrealized gain (loss)	33.00	23.71	17.64	7.81	(18.27)
Total from investment operations	33.21	24.11	17.95	8.53	(17.81)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.76)	(0.31)	(0.72)	(0.28)
Net asset value, end of period	$183.32	$150.29	$126.94	$109.30	$101.49
Total return (b)	22.09%	19.06%	16.47%	8.50%	(14.91)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$577,446	$300,578	$209,445	$180,346	$182,686
Ratio of total expenses to average net assets	0.59% (c)	0.62%	0.62%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets	0.13% (c)	0.29%	0.28%	0.72%	0.39%
Portfolio turnover rate (d)	106%	110%	115%	125%	115%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$52.53	$55.68	$49.00	$44.58	$44.69
Income from investment operations:
Net investment income (loss)	0.99 (a)	0.87 (a)	0.88 (a)	0.78 (a)	0.74
Net realized and unrealized gain (loss)	10.73	(3.11)	6.69	4.42	(0.16)
Total from investment operations	11.72	(2.24)	7.57	5.20	0.58
Distributions paid to shareholders from:
Net investment income	(0.90)	(0.91)	(0.89)	(0.78)	(0.69)
Net asset value, end of period	$63.35	$52.53	$55.68	$49.00	$44.58
Total return (b)	22.53%	(4.02)%	15.68%	11.95%	1.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$228,068	$191,745	$228,290	$237,648	$222,894
Ratio of total expenses to average net assets	0.71% (c) (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.73% (c)	1.65%	1.79%	1.77%	1.63%
Portfolio turnover rate (e)	104%	87%	98%	102%	84%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$84.27	$76.62	$66.68	$61.22	$73.58
Income from investment operations:
Net investment income (loss)	(0.03) (a)	0.08 (a)	0.05 (a)	0.21 (a)	0.01
Net realized and unrealized gain (loss)	17.99	8.05	9.95	5.49	(12.37)
Total from investment operations	17.96	8.13	10.00	5.70	(12.36)
Distributions paid to shareholders from:
Net investment income	—	(0.48)	(0.06)	(0.24)	—
Net asset value, end of period	$102.23	$84.27	$76.62	$66.68	$61.22
Total return (b)	21.30%	10.64%	15.01%	9.37%	(16.80)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$577,587	$400,286	$348,628	$276,716	$281,629
Ratio of total expenses to average net assets	0.71% (c) (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	(0.03)% (c)	0.10%	0.07%	0.35%	0.09%
Portfolio turnover rate (e)	135%	130%	134%	142%	136%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Value AlphaDEX® Fund (FYT)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$51.47	$58.49	$50.47	$48.64	$50.28
Income from investment operations:
Net investment income (loss)	1.25 (a)	0.79 (a)	0.87 (a)	0.66 (a)	0.67
Net realized and unrealized gain (loss)	20.37	(7.03)	7.95	1.96 (b)	(1.69)
Total from investment operations	21.62	(6.24)	8.82	2.62	(1.02)
Distributions paid to shareholders from:
Net investment income	(1.03)	(0.78)	(0.80)	(0.79)	(0.62)
Net asset value, end of period	$72.06	$51.47	$58.49	$50.47	$48.64
Total return (c)	42.37%	(10.75)%	17.68%	5.61%	(2.06)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$194,556	$126,114	$187,166	$174,136	$223,722
Ratio of total expenses to average net assets	0.71% (d)	0.70% (e)	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.05%	1.49% (e)	1.71%	1.42%	1.29%
Portfolio turnover rate (f)	110%	113%	114%	110%	90%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$79.87	$71.19	$63.92	$60.22	$71.14
Income from investment operations:
Net investment income (loss)	0.14 (a)	0.20 (a)	0.23 (a)	0.36 (a)	0.54
Net realized and unrealized gain (loss)	38.76	8.97	7.34	3.47	(10.99)
Total from investment operations	38.90	9.17	7.57	3.83	(10.45)
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.49)	(0.30)	(0.13)	(0.47)
Net asset value, end of period	$118.56	$79.87	$71.19	$63.92	$60.22
Total return (b)	48.72%	12.93%	11.92%	6.38%	(14.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,321,994	$459,253	$295,446	$230,119	$201,727
Ratio of total expenses to average net assets	0.70%	0.70% (c)	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.14%	0.27% (c)	0.37%	0.62%	0.88%
Portfolio turnover rate (d)	127%	137%	141%	140%	132%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eleven Style Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Style Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund (ticker “FEX”)
First Trust Mid Cap Core AlphaDEX® Fund (ticker “FNX”)
First Trust Small Cap Core AlphaDEX® Fund (ticker “FYX”)
First Trust Large Cap Value AlphaDEX® Fund (ticker “FTA”)
First Trust Large Cap Growth AlphaDEX® Fund (ticker “FTC”)
First Trust Multi Cap Value AlphaDEX® Fund (ticker “FAB”)
First Trust Multi Cap Growth AlphaDEX® Fund (ticker “FAD”)
First Trust Mid Cap Value AlphaDEX® Fund (ticker “FNK”)
First Trust Mid Cap Growth AlphaDEX® Fund (ticker “FNY”)
First Trust Small Cap Value AlphaDEX® Fund (ticker “FYT”)
First Trust Small Cap Growth AlphaDEX® Fund (ticker “FYC”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Large Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap CoreTM Index
First Trust Mid Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap CoreTM Index
First Trust Small Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap CoreTM Index
First Trust Large Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap ValueTM Index
First Trust Large Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap GrowthTM Index
First Trust Multi Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Multi Cap ValueTM Index
First Trust Multi Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Multi Cap GrowthTM Index
First Trust Mid Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap ValueTM Index
First Trust Mid Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap GrowthTM Index
First Trust Small Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap ValueTM Index
First Trust Small Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap GrowthTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2026, all the Funds except FTA had securities in the securities lending program. During the fiscal year ended July 31, 2026, all the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2026, were received as collateral for lending securities.
F. Restricted Securities
As of July 31, 2026, FAD and FYC held restricted securities as shown in the following tables that the Advisor has deemed illiquid pursuant to procedures adopted by FAD and FYC’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FAD
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FYC
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2026 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$15,002,658	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	11,024,952	—	—
First Trust Small Cap Core AlphaDEX® Fund	11,164,568	—	—
First Trust Large Cap Value AlphaDEX® Fund	22,340,923	—	—
First Trust Large Cap Growth AlphaDEX® Fund	2,058,465	—	—
First Trust Multi Cap Value AlphaDEX® Fund	2,201,679	—	—
First Trust Multi Cap Growth AlphaDEX® Fund	445,690	—	—
First Trust Mid Cap Value AlphaDEX® Fund	3,256,922	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	—	—	—
First Trust Small Cap Value AlphaDEX® Fund	2,600,027	—	—
First Trust Small Cap Growth AlphaDEX® Fund	1,819,580	—	—
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$16,301,838	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	15,346,668	—	—
First Trust Small Cap Core AlphaDEX® Fund	11,286,807	—	—
First Trust Large Cap Value AlphaDEX® Fund	24,265,323	—	—
First Trust Large Cap Growth AlphaDEX® Fund	4,306,746	—	—
First Trust Multi Cap Value AlphaDEX® Fund	2,422,588	—	—
First Trust Multi Cap Growth AlphaDEX® Fund	1,232,356	—	—
First Trust Mid Cap Value AlphaDEX® Fund	3,666,512	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	2,174,241	—	—
First Trust Small Cap Value AlphaDEX® Fund	2,338,836	—	—
First Trust Small Cap Growth AlphaDEX® Fund	2,409,706	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
As of July 31, 2026, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$2,330,690	$(312,666,636)	$207,844,854
First Trust Mid Cap Core AlphaDEX® Fund	2,104,360	(427,910,791)	138,063,103
First Trust Small Cap Core AlphaDEX® Fund	3,153,269	(452,521,382)	192,183,123
First Trust Large Cap Value AlphaDEX® Fund	3,876,883	(305,571,140)	116,723,385
First Trust Large Cap Growth AlphaDEX® Fund	—	(312,601,228)	199,388,155
First Trust Multi Cap Value AlphaDEX® Fund	457,195	(39,417,971)	12,246,887
First Trust Multi Cap Growth AlphaDEX® Fund	45,340	(91,029,817)	78,038,891
First Trust Mid Cap Value AlphaDEX® Fund	541,502	(53,861,727)	19,887,589
First Trust Mid Cap Growth AlphaDEX® Fund	—	(206,381,855)	64,226,554
First Trust Small Cap Value AlphaDEX® Fund	802,324	(62,230,000)	19,375,451
First Trust Small Cap Growth AlphaDEX® Fund	—	(274,711,424)	173,038,328
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2023, 2024, 2025, and 2026 remain open to federal and state audit. As of July 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2026, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Large Cap Core AlphaDEX® Fund	$312,666,636
First Trust Mid Cap Core AlphaDEX® Fund	427,910,791
First Trust Small Cap Core AlphaDEX® Fund	452,521,382
First Trust Large Cap Value AlphaDEX® Fund	305,571,140
First Trust Large Cap Growth AlphaDEX® Fund	312,601,228
First Trust Multi Cap Value AlphaDEX® Fund	39,417,971
First Trust Multi Cap Growth AlphaDEX® Fund	91,029,817
First Trust Mid Cap Value AlphaDEX® Fund	53,861,727
First Trust Mid Cap Growth AlphaDEX® Fund	206,381,855
First Trust Small Cap Value AlphaDEX® Fund	62,230,000
First Trust Small Cap Growth AlphaDEX® Fund	274,711,424

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
During the taxable year ended July 31, 2026, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Large Cap Core AlphaDEX® Fund	$35,892,607
First Trust Large Cap Value AlphaDEX® Fund	6,051,867
First Trust Large Cap Growth AlphaDEX® Fund	13,577,298
First Trust Multi Cap Value AlphaDEX® Fund	4,168,755
First Trust Mid Cap Value AlphaDEX® Fund	14,092,087
First Trust Small Cap Value AlphaDEX® Fund	8,249,103
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2026, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2026, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Large Cap Core AlphaDEX® Fund	$—	$(208,975,614)	$208,975,614
First Trust Mid Cap Core AlphaDEX® Fund	405,905	(286,383,854)	285,977,949
First Trust Small Cap Core AlphaDEX® Fund	—	(276,918,247)	276,918,247
First Trust Large Cap Value AlphaDEX® Fund	—	(206,050,264)	206,050,264
First Trust Large Cap Growth AlphaDEX® Fund	90,074	(204,809,793)	204,719,719
First Trust Multi Cap Value AlphaDEX® Fund	—	(17,749,113)	17,749,113
First Trust Multi Cap Growth AlphaDEX® Fund	35,456	(66,670,098)	66,634,642
First Trust Mid Cap Value AlphaDEX® Fund	—	(11,083,113)	11,083,113
First Trust Mid Cap Growth AlphaDEX® Fund	993,030	(125,649,373)	124,656,343
First Trust Small Cap Value AlphaDEX® Fund	—	(20,168,344)	20,168,344
First Trust Small Cap Growth AlphaDEX® Fund	548,575	(264,963,816)	264,415,241
As of July 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,360,870,062	$269,030,056	$(61,185,202)	$207,844,854
First Trust Mid Cap Core AlphaDEX® Fund	1,245,730,445	202,294,245	(64,231,142)	138,063,103
First Trust Small Cap Core AlphaDEX® Fund	1,196,062,717	245,645,060	(53,461,937)	192,183,123
First Trust Large Cap Value AlphaDEX® Fund	1,280,605,077	169,985,021	(53,261,636)	116,723,385
First Trust Large Cap Growth AlphaDEX® Fund	1,123,946,102	255,997,091	(56,608,936)	199,388,155
First Trust Multi Cap Value AlphaDEX® Fund	157,215,180	19,161,024	(6,914,137)	12,246,887
First Trust Multi Cap Growth AlphaDEX® Fund	502,974,488	103,643,827	(25,604,936)	78,038,891
First Trust Mid Cap Value AlphaDEX® Fund	210,535,450	30,365,269	(10,477,680)	19,887,589

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Mid Cap Growth AlphaDEX® Fund	$520,302,857	$90,707,964	$(26,481,410)	$64,226,554
First Trust Small Cap Value AlphaDEX® Fund	178,195,067	27,149,040	(7,773,589)	19,375,451
First Trust Small Cap Growth AlphaDEX® Fund	1,162,936,383	235,609,098	(62,570,770)	173,038,328
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund and First Trust Small Cap Growth AlphaDEX® Fund (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
J. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%
Fund net assets greater than $15 billion	0.5950%
For the First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
Cap Value AlphaDEX® Fund and First Trust Multi Cap Growth AlphaDEX® Fund (the “Non-Unitary Fee Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the Non-Unitary Fee Funds, the Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement in which First Trust has agreed to waive fees and/or reimburse expenses to the extent that the operating expenses of each such Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) exceed 0.70% of each Fund’s average daily net assets per year (the “Expense Cap”). These Funds will have the Expense Cap in effect until at least November 30, 2027. For the fiscal year ended July 31, 2026, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended July 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$1,329,135,253	$1,324,521,597
First Trust Mid Cap Core AlphaDEX® Fund	1,249,280,256	1,243,565,902
First Trust Small Cap Core AlphaDEX® Fund	1,081,804,494	1,074,956,950
First Trust Large Cap Value AlphaDEX® Fund	1,016,745,077	1,019,131,763
First Trust Large Cap Growth AlphaDEX® Fund	1,438,253,415	1,434,804,006
First Trust Multi Cap Value AlphaDEX® Fund	111,239,063	111,094,190
First Trust Multi Cap Growth AlphaDEX® Fund	445,977,806	444,367,965
First Trust Mid Cap Value AlphaDEX® Fund	215,636,211	214,948,546
First Trust Mid Cap Growth AlphaDEX® Fund	670,220,321	668,131,887
First Trust Small Cap Value AlphaDEX® Fund	171,301,360	171,113,563
First Trust Small Cap Growth AlphaDEX® Fund	1,096,698,981	1,089,071,083

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
For the fiscal year ended July 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$594,885,228	$628,841,339
First Trust Mid Cap Core AlphaDEX® Fund	873,438,228	882,558,890
First Trust Small Cap Core AlphaDEX® Fund	926,750,964	746,112,823
First Trust Large Cap Value AlphaDEX® Fund	794,936,907	792,771,676
First Trust Large Cap Growth AlphaDEX® Fund	592,734,074	646,855,278
First Trust Multi Cap Value AlphaDEX® Fund	89,179,449	72,288,339
First Trust Multi Cap Growth AlphaDEX® Fund	382,531,090	182,690,190
First Trust Mid Cap Value AlphaDEX® Fund	42,626,501	44,926,577
First Trust Mid Cap Growth AlphaDEX® Fund	449,223,797	364,892,217
First Trust Small Cap Value AlphaDEX® Fund	100,516,950	85,153,581
First Trust Small Cap Growth AlphaDEX® Fund	1,242,624,501	691,792,525
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund, First Trust Multi Cap Growth AlphaDEX® Fund, First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund, and First Trust Small Cap Growth AlphaDEX® Fund (the “Funds”), each a series of the First Trust Exchange-Traded AlphaDEX® Fund, including the portfolio of investments, as of July 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Chicago, Illinois
September 21, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended July 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	188,388,861 850,554
Thomas J. Driscoll** Votes For Votes Withheld	188,401,161 838,254
Richard E. Erickson* Votes For Votes Withheld	188,119,335 1,120,080
Thomas R. Kadlec* Votes For Votes Withheld	188,093,297 1,146,118
Denise M. Keefe*** Votes For Votes Withheld	188,299,043 940,372
Robert F. Keith* Votes For Votes Withheld	188,154,352 1,085,063
Niel B. Nielson* Votes For Votes Withheld	188,109,025 1,130,390
Bronwyn Wright*** Votes For Votes Withheld	79,108,167 110,131,248

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026 (Unaudited)
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory or unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory or unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026 (Unaudited)
compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
For FEX, FTC, FTA, FNX, FAD, FAB and FYX (the “Non-Unitary Fee Funds”), the Board considered the advisory fee rate schedule payable by each Non-Unitary Fee Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary Fee Fund through November 30, 2027.
For FNY, FNK, FYC and FYT (the “Unitary Fee Funds”), the Board considered the unitary fee rate schedule payable by each Unitary Fee Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Unitary Fee Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee and because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory and unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information for periods ended December 31, 2025 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. The Board noted that, effective April 8, 2016, each Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory or unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory or unitary fee rate schedule for each Fund includes breakpoints pursuant to which the advisory or unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. For the Non-Unitary Fee Funds, the Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. For the Unitary Fee Funds, the Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Unitary Fee Funds. The Board concluded that the unitary fee rate schedule for each Unitary Fee Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded AlphaDEX® Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,330,303. This figure is comprised of $94,738 paid (or to be paid) in fixed compensation and $3,235,565 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $1,712,697 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,617,606 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026 (Unaudited)
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended July 31, 2026, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Large Cap Core AlphaDEX® Fund	100.00%
First Trust Mid Cap Core AlphaDEX® Fund	100.00%
First Trust Small Cap Core AlphaDEX® Fund	92.40%
First Trust Large Cap Value AlphaDEX® Fund	100.00%
First Trust Large Cap Growth AlphaDEX® Fund	100.00%
First Trust Multi Cap Value AlphaDEX® Fund	100.00%
First Trust Multi Cap Growth AlphaDEX® Fund	100.00%
First Trust Mid Cap Value AlphaDEX® Fund	100.00%
First Trust Mid Cap Growth AlphaDEX® Fund	0.00%
First Trust Small Cap Value AlphaDEX® Fund	79.56%
First Trust Small Cap Growth AlphaDEX® Fund	100.00%
For the taxable year ended July 31, 2026, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Large Cap Core AlphaDEX® Fund	100.00%
First Trust Mid Cap Core AlphaDEX® Fund	100.00%
First Trust Small Cap Core AlphaDEX® Fund	92.40%
First Trust Large Cap Value AlphaDEX® Fund	100.00%
First Trust Large Cap Growth AlphaDEX® Fund	100.00%
First Trust Multi Cap Value AlphaDEX® Fund	100.00%
First Trust Multi Cap Growth AlphaDEX® Fund	100.00%
First Trust Mid Cap Value AlphaDEX® Fund	100.00%
First Trust Mid Cap Growth AlphaDEX® Fund	0.00%
First Trust Small Cap Value AlphaDEX® Fund	79.23%
First Trust Small Cap Growth AlphaDEX® Fund	100.00%
A portion of each of the Funds’ 2026 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2026, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2026 (Unaudited)
Disclaimer
Nasdaq®, Nasdaq AlphaDEX Large Cap CoreTM Index, Nasdaq AlphaDEX Mid Cap CoreTM Index, Nasdaq AlphaDEX Small Cap CoreTM Index, Nasdaq AlphaDEX Large Cap ValueTM Index, Nasdaq AlphaDEX Large Cap GrowthTM Index, Nasdaq AlphaDEX Multi Cap ValueTM Index, Nasdaq AlphaDEX Multi Cap GrowthTM Index, Nasdaq AlphaDEX Mid Cap ValueTM Index, Nasdaq AlphaDEX Mid Cap GrowthTM Index, Nasdaq AlphaDEX Small Cap ValueTM Index and Nasdaq AlphaDEX Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Portfolios L.P. (“FTP”). AlphaDEX® is a registered trademark owned by FTP that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 9, 2026

* Print the name and title of each signing officer under his or her signature.